UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2018

Item 1.

Reports to Stockholders
Fidelity® Mid Cap Index Fund Institutional Class and Institutional Premium Class Fidelity® Small Cap Index Fund Institutional Class and Institutional Premium Class Annual Report April 30, 2018

Contents

Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Past 5 years	Life of fundA
Institutional Class	11.12%	11.74%	14.35%
Institutional Premium Class	11.13%	11.76%	14.37%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$24,378	Fidelity® Mid Cap Index Fund - Institutional Class
$24,456	Russell Midcap® Index

Fidelity® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes performed roughly in line with the 11.17% gain of the benchmark Russell Midcap® Index. In a strong market environment, an increasingly narrow slice of growth companies led the way, with many residing in the information technology sector, by far the top-performing group in the index. Within this sector, Nvidia, a maker of computer graphics chips, was a particularly strong performer. Its shares rose about 48%, as the company benefited from healthy customer demand and a dominant competitive position in growing markets. Other technology-sector standouts included software provider Red Hat (+85%) and cloud-computing company ServiceNow (+76%). Elsewhere, notable contributors included Zoetis (+50%), which develops animal-focused medicines; oil refining company Marathon Petroleum (+51%); and insurance provider Progressive (+55%). In contrast, biotechnology company Incyte (-50%) was a notable laggard, as its shares plunged in April on a disappointing clinical trial involving one of the company's key experimental cancer drugs. Newell Brands (-41%), a consumer-brands conglomerate, fell on news of weak financial results and plans to reduce production. Other detractors this period included Welltower (-21%), an owner of senior-living properties, and electric utility PPL (-20%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Zoetis, Inc. Class A	0.6
Marathon Petroleum Corp.	0.5
Illumina, Inc.	0.5
Progressive Corp.	0.5
Prologis, Inc.	0.5
Analog Devices, Inc.	0.5
SunTrust Banks, Inc.	0.4
Fidelity National Information Services, Inc.	0.4
Ross Stores, Inc.	0.4
Lam Research Corp.	0.4
4.7

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	16.5
Financials	14.9
Consumer Discretionary	14.2
Industrials	14.0
Health Care	9.3
Real Estate	9.0
Energy	6.1
Utilities	5.8
Materials	5.6
Consumer Staples	3.8

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Fidelity® Mid Cap Index Fund

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.0%
Adient PLC	78,627	$4,819,049
Aptiv PLC	224,043	18,949,557
BorgWarner, Inc.	177,032	8,663,946
Delphi Technologies PLC	74,728	3,617,582
Gentex Corp.	233,486	5,309,472
Lear Corp.	55,726	10,419,090
The Goodyear Tire & Rubber Co.	201,167	5,051,303
Visteon Corp. (a)	26,225	3,263,439
		60,093,438
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	140,069	5,761,038
Thor Industries, Inc.	41,028	4,354,712
		10,115,750
Distributors - 0.4%
Genuine Parts Co.	120,216	10,617,477
LKQ Corp. (a)	256,414	7,953,962
Pool Corp.	32,603	4,525,622
		23,097,061
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	47,798	4,535,074
Graham Holdings Co.	3,536	2,132,385
H&R Block, Inc.	172,970	4,782,621
Service Corp. International	148,887	5,435,864
ServiceMaster Global Holdings, Inc. (a)	112,415	5,688,199
		22,574,143
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	203,041	7,591,703
Chipotle Mexican Grill, Inc. (a)(b)	20,546	8,697,738
Choice Hotels International, Inc.	28,161	2,254,288
Darden Restaurants, Inc.	103,949	9,652,704
Domino's Pizza, Inc.	36,372	8,792,204
Dunkin' Brands Group, Inc. (b)	75,462	4,600,164
Extended Stay America, Inc. unit	160,091	3,134,582
Hilton Grand Vacations, Inc. (a)	76,306	3,281,158
Hilton Worldwide Holdings, Inc.	229,631	18,104,108
Hyatt Hotels Corp. Class A	38,363	2,948,964
International Game Technology PLC	90,333	2,553,714
MGM Mirage, Inc.	417,671	13,123,223
Norwegian Cruise Line Holdings Ltd. (a)	167,044	8,931,843
Royal Caribbean Cruises Ltd.	143,608	15,536,950
Six Flags Entertainment Corp. (b)	55,150	3,487,686
U.S. Foods Holding Corp. (a)	172,411	5,893,008
Vail Resorts, Inc.	33,493	7,680,280
Wendy's Co.	152,278	2,549,134
Wyndham Worldwide Corp.	82,840	9,461,156
Wynn Resorts Ltd.	66,797	12,436,933
Yum China Holdings, Inc.	308,541	13,193,213
		163,904,753
Household Durables - 1.5%
D.R. Horton, Inc.	285,400	12,597,556
Garmin Ltd.	100,497	5,896,159
Leggett & Platt, Inc. (b)	110,302	4,472,746
Lennar Corp.:
Class A	213,757	11,305,608
Class B	12,825	547,499
Mohawk Industries, Inc. (a)	51,735	10,858,142
Newell Brands, Inc.	407,388	11,256,130
NVR, Inc. (a)	2,721	8,435,100
PulteGroup, Inc.	222,158	6,744,717
Tempur Sealy International, Inc. (a)(b)	38,772	1,735,047
Toll Brothers, Inc.	120,715	5,089,344
Tupperware Brands Corp.	42,370	1,888,007
Whirlpool Corp.	57,656	8,933,797
		89,759,852
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	102,718	11,826,951
Liberty Expedia Holdings, Inc. (a)	45,444	1,854,115
Liberty Interactive Corp. QVC Group Series A (a)	371,638	8,700,046
TripAdvisor, Inc. (a)(b)	90,162	3,373,862
Wayfair LLC Class A (a)(b)	32,103	2,000,017
		27,754,991
Leisure Products - 0.4%
Brunswick Corp.	73,081	4,376,090
Hasbro, Inc.	94,934	8,362,736
Mattel, Inc. (b)	286,876	4,245,765
Polaris Industries, Inc. (b)	49,243	5,161,651
		22,146,242
Media - 1.8%
AMC Networks, Inc. Class A (a)(b)	41,048	2,134,496
Cable One, Inc.	3,957	2,513,170
Cinemark Holdings, Inc. (b)	88,746	3,476,181
Discovery Communications, Inc.:
Class A (a)(b)	129,190	3,055,344
Class C (non-vtg.) (a)	243,183	5,403,526
GCI Liberty, Inc. (a)	80,681	3,598,373
Interpublic Group of Companies, Inc.	323,957	7,642,146
John Wiley & Sons, Inc. Class A	37,018	2,441,337
Liberty Broadband Corp.:
Class A (a)	21,676	1,527,724
Class C (a)	86,379	6,123,407
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	153,160	4,521,283
Liberty Media Class A (a)	23,676	665,532
Liberty SiriusXM Series A (a)	73,891	3,086,427
Liberty SiriusXM Series C (a)	149,816	6,241,335
Lions Gate Entertainment Corp.:
Class A (b)	43,406	1,080,375
Class B	86,945	2,001,474
Live Nation Entertainment, Inc. (a)	111,930	4,417,877
News Corp.:
Class A	313,965	5,017,161
Class B	104,316	1,695,135
Omnicom Group, Inc. (b)	193,347	14,241,940
Sirius XM Holdings, Inc. (b)	1,187,554	7,517,217
Tegna, Inc.	180,903	1,912,145
The Madison Square Garden Co. (a)	15,388	3,739,592
Tribune Media Co. Class A	66,557	2,515,189
Viacom, Inc.:
Class A (b)	8,936	317,675
Class B (non-vtg.)	292,332	8,816,733
		105,702,794
Multiline Retail - 1.0%
Dollar General Corp.	227,606	21,970,807
Dollar Tree, Inc. (a)	192,666	18,474,743
Kohl's Corp.	140,227	8,710,901
Macy's, Inc. (b)	255,277	7,931,456
Nordstrom, Inc. (b)	97,813	4,945,425
		62,033,332
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	59,457	6,804,854
AutoNation, Inc. (a)(b)	48,331	2,232,409
AutoZone, Inc. (a)	22,940	14,326,489
Bed Bath & Beyond, Inc. (b)	115,141	2,010,362
Best Buy Co., Inc.	210,002	16,071,453
Burlington Stores, Inc. (a)	56,124	7,624,445
CarMax, Inc. (a)(b)	150,530	9,408,125
Dick's Sporting Goods, Inc. (b)	67,356	2,228,810
Floor & Decor Holdings, Inc. Class A (b)	24,566	1,365,624
Foot Locker, Inc.	100,528	4,330,746
GameStop Corp. Class A (b)	81,241	1,108,940
Gap, Inc.	195,077	5,704,051
L Brands, Inc. (b)	200,429	6,996,976
Michaels Companies, Inc. (a)	92,730	1,726,633
Murphy U.S.A., Inc. (a)(b)	26,834	1,679,003
O'Reilly Automotive, Inc. (a)	69,828	17,880,856
Penske Automotive Group, Inc.	29,775	1,342,853
Ross Stores, Inc.	315,924	25,542,455
Sally Beauty Holdings, Inc. (a)(b)	105,676	1,827,138
Signet Jewelers Ltd.	50,498	1,963,362
Tiffany & Co., Inc.	90,150	9,270,125
Tractor Supply Co.	105,062	7,144,216
Ulta Beauty, Inc. (a)	48,828	12,251,433
Urban Outfitters, Inc. (a)	66,944	2,695,835
Williams-Sonoma, Inc.	70,162	3,353,744
		166,890,937
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	39,095	3,922,010
Hanesbrands, Inc. (b)	299,637	5,534,295
lululemon athletica, Inc. (a)	79,870	7,971,026
Michael Kors Holdings Ltd. (a)	120,064	8,214,779
PVH Corp.	63,988	10,216,964
Ralph Lauren Corp.	46,257	5,081,331
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	109,420	3,118,470
Switch, Inc. Class A	30,280	431,490
Tapestry, Inc.	238,203	12,808,175
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	155,274	2,757,666
Class C (non-vtg.) (a)(b)	154,056	2,364,760
VF Corp.	272,523	22,038,935
		84,459,901

TOTAL CONSUMER DISCRETIONARY		838,533,194

CONSUMER STAPLES - 3.8%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	45,623	2,434,900
Class B (non-vtg.)	195,434	10,952,121
Dr. Pepper Snapple Group, Inc.	149,957	17,988,842
Molson Coors Brewing Co. Class B	144,141	10,268,605
		41,644,468
Food & Staples Retailing - 0.2%
Casey's General Stores, Inc.	31,232	3,017,011
Rite Aid Corp. (a)(b)	889,493	1,485,453
Sprouts Farmers Market LLC (a)	108,832	2,724,065
Welbilt, Inc. (a)	107,582	2,061,271
		9,287,800
Food Products - 2.2%
Bunge Ltd.	116,991	8,450,260
Campbell Soup Co.	147,257	6,005,140
ConAgra Foods, Inc.	319,078	11,828,221
Flowers Foods, Inc.	148,045	3,347,297
Hormel Foods Corp. (b)	225,428	8,171,765
Ingredion, Inc.	59,689	7,227,741
Kellogg Co. (b)	204,335	12,035,332
Lamb Weston Holdings, Inc.	122,395	7,994,841
McCormick & Co., Inc. (non-vtg.)	101,356	10,683,936
Pilgrim's Pride Corp. (a)(b)	43,260	934,416
Pinnacle Foods, Inc.	98,807	5,967,943
Post Holdings, Inc. (a)(b)	53,778	4,279,115
Seaboard Corp.	213	853,502
The Hain Celestial Group, Inc. (a)	85,199	2,481,847
The Hershey Co.	114,880	10,562,067
The J.M. Smucker Co.	91,694	10,460,452
TreeHouse Foods, Inc. (a)	46,595	1,793,908
Tyson Foods, Inc. Class A	233,108	16,340,871
		129,418,654
Household Products - 0.4%
Church & Dwight Co., Inc.	208,033	9,611,125
Clorox Co.	107,772	12,630,878
Energizer Holdings, Inc. (b)	49,411	2,834,215
Spectrum Brands Holdings, Inc.	20,235	1,458,944
		26,535,162
Personal Products - 0.3%
Coty, Inc. Class A	390,838	6,781,039
Edgewell Personal Care Co. (a)(b)	45,306	1,995,729
Herbalife Nutrition Ltd. (a)(b)	53,363	5,642,070
Nu Skin Enterprises, Inc. Class A	43,155	3,070,478
		17,489,316

TOTAL CONSUMER STAPLES		224,375,400

ENERGY - 6.1%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	355,876	12,850,682
Helmerich & Payne, Inc. (b)	88,523	6,156,775
Nabors Industries Ltd.	255,550	1,944,736
National Oilwell Varco, Inc.	318,260	12,307,114
Oceaneering International, Inc. (b)	82,314	1,748,349
Patterson-UTI Energy, Inc.	174,687	3,741,796
RPC, Inc. (b)	47,341	852,611
Transocean Ltd. (United States) (a)(b)	357,803	4,426,023
Weatherford International PLC (a)(b)	738,181	2,177,634
		46,205,720
Oil, Gas & Consumable Fuels - 5.3%
Andeavor	130,480	18,047,994
Antero Resources Corp. (a)(b)	191,720	3,642,680
Apache Corp.	318,607	13,046,957
Cabot Oil & Gas Corp.	384,275	9,188,015
Centennial Resource Development, Inc. Class A (a)(b)	132,067	2,443,240
Cheniere Energy, Inc. (a)	170,401	9,910,522
Chesapeake Energy Corp. (a)(b)	756,963	2,248,180
Cimarex Energy Co.	78,407	7,886,960
CNX Resources Corp. (a)	185,047	2,749,798
Concho Resources, Inc. (a)	123,275	19,380,063
CONSOL Energy, Inc. (a)	23,342	734,106
Continental Resources, Inc. (a)(b)	72,737	4,805,006
Devon Energy Corp.	439,730	15,975,391
Diamondback Energy, Inc. (a)	81,848	10,513,376
Energen Corp. (a)	81,155	5,310,783
EQT Corp.	203,206	10,198,909
Extraction Oil & Gas, Inc. (a)(b)	100,768	1,422,844
Gulfport Energy Corp. (a)	133,257	1,239,290
Hess Corp.	236,810	13,495,802
HollyFrontier Corp.	148,046	8,984,912
Kosmos Energy Ltd. (a)(b)	192,962	1,358,452
Laredo Petroleum, Inc. (a)(b)	135,648	1,492,128
Marathon Oil Corp.	710,412	12,965,019
Marathon Petroleum Corp.	405,360	30,365,518
Murphy Oil Corp.	137,147	4,129,496
Newfield Exploration Co. (a)	166,299	4,955,710
Noble Energy, Inc.	402,870	13,629,092
ONEOK, Inc.	323,014	19,451,903
Parsley Energy, Inc. Class A (a)	195,448	5,869,303
PBF Energy, Inc. Class A	91,433	3,504,627
QEP Resources, Inc. (a)	200,272	2,439,313
Range Resources Corp. (b)	191,344	2,650,114
RSP Permian, Inc. (a)	109,305	5,422,621
SM Energy Co.	92,690	2,219,926
Southwestern Energy Co. (a)	490,344	2,010,410
Targa Resources Corp.	177,366	8,330,881
The Williams Companies, Inc.	692,210	17,810,563
Whiting Petroleum Corp. (a)(b)	75,103	3,065,704
World Fuel Services Corp.	55,695	1,195,772
WPX Energy, Inc. (a)	330,925	5,655,508
		309,746,888

TOTAL ENERGY		355,952,608

FINANCIALS - 14.9%
Banks - 4.7%
Associated Banc-Corp.	141,624	3,745,955
Bank of Hawaii Corp.	35,369	2,978,423
Bank of the Ozarks, Inc.	100,036	4,681,685
BankUnited, Inc.	87,013	3,446,585
BOK Financial Corp.	20,839	2,098,071
CIT Group, Inc.	109,634	5,805,120
Citizens Financial Group, Inc.	411,928	17,090,893
Comerica, Inc.	144,951	13,709,466
Commerce Bancshares, Inc.	78,003	4,954,751
Cullen/Frost Bankers, Inc.	47,014	5,380,752
East West Bancorp, Inc.	120,166	8,005,459
Fifth Third Bancorp	580,877	19,267,690
First Hawaiian, Inc.	44,402	1,223,275
First Horizon National Corp.	243,658	4,458,941
First Republic Bank	134,007	12,445,230
FNB Corp., Pennsylvania	266,259	3,461,367
Huntington Bancshares, Inc.	891,192	13,287,673
KeyCorp	896,143	17,851,169
M&T Bank Corp.	118,322	21,566,551
PacWest Bancorp	105,766	5,419,450
Peoples United Financial, Inc.	286,622	5,242,316
Pinnacle Financial Partners, Inc.	58,923	3,774,018
Popular, Inc.	84,121	3,893,961
Prosperity Bancshares, Inc. (b)	55,487	3,982,302
Regions Financial Corp.	948,743	17,741,494
Signature Bank (a)	45,171	5,743,493
SunTrust Banks, Inc.	393,922	26,313,990
SVB Financial Group (a)	43,840	13,134,902
Synovus Financial Corp.	98,948	5,172,012
TCF Financial Corp.	132,827	3,298,094
Webster Financial Corp.	76,580	4,609,350
Western Alliance Bancorp. (a)	81,067	4,781,332
Zions Bancorporation	163,311	8,941,277
		277,507,047
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	46,254	7,625,434
Ameriprise Financial, Inc.	123,637	17,335,144
BGC Partners, Inc. Class A	196,698	2,627,885
Cboe Global Markets, Inc.	93,443	9,977,844
E*TRADE Financial Corp. (a)	223,509	13,562,526
Eaton Vance Corp. (non-vtg.)	95,353	5,186,250
FactSet Research Systems, Inc.	31,877	6,028,259
Federated Investors, Inc. Class B (non-vtg.) (b)	78,648	2,081,813
Interactive Brokers Group, Inc.	57,949	4,299,816
Invesco Ltd.	335,419	9,717,088
Lazard Ltd. Class A	98,254	5,346,983
Legg Mason, Inc.	70,757	2,809,053
LPL Financial	73,677	4,462,616
MarketAxess Holdings, Inc.	30,655	6,089,003
Moody's Corp.	139,060	22,555,532
Morningstar, Inc.	15,937	1,730,439
MSCI, Inc.	74,287	11,130,421
Northern Trust Corp.	174,848	18,665,024
Raymond James Financial, Inc.	108,496	9,737,516
SEI Investments Co.	110,549	6,990,013
T. Rowe Price Group, Inc.	196,906	22,411,841
TD Ameritrade Holding Corp.	247,388	14,370,769
The NASDAQ OMX Group, Inc.	95,017	8,391,901
		213,133,170
Consumer Finance - 1.1%
Ally Financial, Inc.	366,363	9,562,074
Credit Acceptance Corp. (a)(b)	9,342	3,090,707
Discover Financial Services	302,998	21,588,608
Navient Corp.	219,152	2,905,956
OneMain Holdings, Inc. (a)	59,563	1,837,519
Santander Consumer U.S.A. Holdings, Inc.	123,503	2,278,630
SLM Corp. (a)	358,548	4,116,131
Synchrony Financial	646,161	21,433,160
		66,812,785
Diversified Financial Services - 0.3%
Leucadia National Corp.	269,243	6,472,602
Voya Financial, Inc.	150,452	7,876,162
		14,348,764
Insurance - 4.5%
Alleghany Corp.	12,422	7,138,551
American Financial Group, Inc.	58,543	6,628,238
American National Insurance Co.	6,407	773,133
Arch Capital Group Ltd. (a)	102,050	8,177,267
Arthur J. Gallagher & Co.	150,434	10,528,876
Aspen Insurance Holdings Ltd.	49,724	2,110,784
Assurant, Inc.	43,818	4,067,187
Assured Guaranty Ltd.	96,690	3,508,880
Athene Holding Ltd. (a)	98,136	4,808,664
Axis Capital Holdings Ltd.	68,499	4,020,891
Brown & Brown, Inc.	193,104	5,258,222
Cincinnati Financial Corp.	128,566	9,043,332
CNA Financial Corp.	22,588	1,139,790
Erie Indemnity Co. Class A	20,660	2,412,468
Everest Re Group Ltd.	33,951	7,899,379
First American Financial Corp.	89,794	4,589,371
FNF Group	218,374	8,042,714
Hanover Insurance Group, Inc.	35,486	4,075,567
Hartford Financial Services Group, Inc.	296,783	15,978,797
Lincoln National Corp.	182,820	12,914,405
Loews Corp.	229,574	12,043,452
Markel Corp. (a)	11,403	12,885,846
Mercury General Corp. (b)	22,265	1,018,178
Old Republic International Corp.	204,024	4,162,090
Principal Financial Group, Inc.	223,072	13,210,324
ProAssurance Corp.	43,980	2,080,254
Progressive Corp.	484,799	29,228,532
Reinsurance Group of America, Inc.	53,503	7,993,348
RenaissanceRe Holdings Ltd.	32,975	4,485,919
Torchmark Corp.	94,931	8,234,315
Unum Group	185,776	8,987,843
Validus Holdings Ltd.	64,260	4,354,900
W.R. Berkley Corp.	79,257	5,909,402
White Mountains Insurance Group Ltd.	2,987	2,584,621
Willis Group Holdings PLC	103,482	15,368,112
XL Group Ltd.	210,438	11,698,248
		267,361,900
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	325,697	6,162,187
Annaly Capital Management, Inc.	968,327	10,041,551
Chimera Investment Corp.	157,660	2,757,473
MFA Financial, Inc.	329,373	2,476,885
New Residential Investment Corp.	277,160	4,844,757
Starwood Property Trust, Inc.	212,626	4,456,641
Two Harbors Investment Corp.	143,101	2,183,721
		32,923,215
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	397,598	4,723,464
TFS Financial Corp.	44,587	664,792
		5,388,256

TOTAL FINANCIALS		877,475,137

HEALTH CARE - 9.3%
Biotechnology - 1.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	82,349	1,301,938
Agios Pharmaceuticals, Inc. (a)(b)	41,300	3,465,483
Alkermes PLC (a)(b)	127,317	5,636,324
Alnylam Pharmaceuticals, Inc. (a)	72,607	6,863,540
BioMarin Pharmaceutical, Inc. (a)	145,980	12,190,790
Exelixis, Inc. (a)	244,326	5,086,867
Incyte Corp. (a)	144,897	8,974,920
Intercept Pharmaceuticals, Inc. (a)(b)	14,623	994,510
Intrexon Corp. (a)(b)	53,355	969,994
Ionis Pharmaceuticals, Inc. (a)(b)	103,152	4,438,631
Neurocrine Biosciences, Inc. (a)(b)	74,063	6,005,028
Opko Health, Inc. (a)(b)	282,423	858,566
Seattle Genetics, Inc. (a)(b)	88,045	4,507,024
TESARO, Inc. (a)(b)	31,087	1,582,639
United Therapeutics Corp. (a)	35,934	3,956,693
		66,832,947
Health Care Equipment & Supplies - 2.8%
Abiomed, Inc. (a)	34,285	10,318,071
Align Technology, Inc. (a)	66,428	16,597,036
Dentsply Sirona, Inc.	188,013	9,464,574
DexCom, Inc. (a)(b)	71,291	5,217,075
Edwards Lifesciences Corp. (a)	174,907	22,276,156
Hill-Rom Holdings, Inc.	55,120	4,730,950
Hologic, Inc. (a)	229,608	8,906,494
IDEXX Laboratories, Inc. (a)	72,251	14,052,097
ResMed, Inc.	116,766	11,050,734
Steris PLC	69,774	6,595,038
Teleflex, Inc.	37,541	10,056,483
The Cooper Companies, Inc.	40,322	9,222,045
Varian Medical Systems, Inc. (a)	76,700	8,865,753
West Pharmaceutical Services, Inc.	60,971	5,378,252
Zimmer Biomet Holdings, Inc.	168,980	19,461,427
		162,192,185
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	65,761	2,339,776
AmerisourceBergen Corp.	132,927	12,040,528
Brookdale Senior Living, Inc. (a)	150,333	1,088,411
Cardinal Health, Inc.	264,573	16,977,649
Centene Corp. (a)	142,227	15,443,008
DaVita HealthCare Partners, Inc. (a)	122,035	7,662,578
Envision Healthcare Corp. (a)	99,762	3,708,154
Henry Schein, Inc. (a)(b)	130,746	9,936,696
Laboratory Corp. of America Holdings (a)	85,470	14,594,003
LifePoint Hospitals, Inc. (a)(b)	30,493	1,460,615
MEDNAX, Inc. (a)	76,058	3,491,823
Patterson Companies, Inc. (b)	68,366	1,591,560
Premier, Inc. (a)(b)	44,769	1,476,929
Quest Diagnostics, Inc.	114,520	11,589,424
Universal Health Services, Inc. Class B	71,674	8,185,171
Wellcare Health Plans, Inc. (a)	37,202	7,632,362
		119,218,687
Health Care Technology - 0.4%
athenahealth, Inc. (a)	32,932	4,033,182
Cerner Corp. (a)	240,999	14,038,192
Veeva Systems, Inc. Class A (a)	92,048	6,455,326
		24,526,700
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	270,045	17,752,758
Bio-Rad Laboratories, Inc. Class A (a)	17,501	4,440,179
Bio-Techne Corp.	30,891	4,661,761
Bruker Corp.	85,350	2,520,386
Charles River Laboratories International, Inc. (a)	39,433	4,108,524
Illumina, Inc. (a)	121,889	29,366,717
Mettler-Toledo International, Inc. (a)	20,903	11,704,217
PerkinElmer, Inc.	91,168	6,688,084
QIAGEN NV (a)	185,547	6,069,242
Quintiles Transnational Holdings, Inc. (a)	133,410	12,775,342
Waters Corp. (a)	63,771	12,015,094
		112,102,304
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	73,135	1,055,338
Endo International PLC (a)	182,009	1,042,912
Mallinckrodt PLC (a)(b)	77,375	1,005,875
Mylan NV (a)	446,276	17,297,658
Perrigo Co. PLC	109,930	8,589,930
Zoetis, Inc. Class A	411,599	34,360,271
		63,351,984

TOTAL HEALTH CARE		548,224,807

INDUSTRIALS - 14.0%
Aerospace & Defense - 2.1%
Arconic, Inc.	355,783	6,336,495
BWX Technologies, Inc.	78,232	5,304,130
Harris Corp.	99,710	15,596,638
HEICO Corp. (b)	25,122	2,206,968
HEICO Corp. Class A	50,605	3,651,151
Hexcel Corp.	74,938	4,981,129
Huntington Ingalls Industries, Inc.	37,228	9,054,222
L3 Technologies, Inc.	64,766	12,686,364
Orbital ATK, Inc.	47,981	6,351,725
Rockwell Collins, Inc.	135,744	17,991,510
Spirit AeroSystems Holdings, Inc. Class A	96,505	7,756,107
Teledyne Technologies, Inc. (a)	29,133	5,450,493
Textron, Inc.	222,005	13,795,391
TransDigm Group, Inc. (b)	40,358	12,937,564
		124,099,887
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	115,914	10,667,565
Expeditors International of Washington, Inc.	148,150	9,460,859
XPO Logistics, Inc. (a)	99,002	9,619,034
		29,747,458
Airlines - 0.8%
Alaska Air Group, Inc.	100,410	6,519,621
American Airlines Group, Inc.	362,144	15,546,842
Copa Holdings SA Class A	26,009	3,047,475
JetBlue Airways Corp. (a)	267,751	5,138,142
Spirit Airlines, Inc. (a)(b)	57,115	2,040,148
United Continental Holdings, Inc. (a)	225,052	15,200,012
		47,492,240
Building Products - 0.8%
A.O. Smith Corp.	120,406	7,386,908
Allegion PLC	79,746	6,154,796
Armstrong World Industries, Inc. (a)	36,878	2,065,168
Fortune Brands Home & Security, Inc.	126,391	6,912,324
Lennox International, Inc.	31,934	6,175,078
Masco Corp.	262,228	9,930,574
Owens Corning	92,331	6,046,757
USG Corp. (a)	71,235	2,865,784
		47,537,389
Commercial Services & Supplies - 0.9%
Cintas Corp.	72,643	12,371,103
Clean Harbors, Inc. (a)	44,488	2,037,550
Copart, Inc. (a)	165,889	8,473,610
KAR Auction Services, Inc.	112,735	5,861,093
Pitney Bowes, Inc.	155,957	1,593,881
Republic Services, Inc.	188,485	12,191,210
Rollins, Inc.	79,889	3,876,214
Stericycle, Inc. (a)	68,695	4,033,083
		50,437,744
Construction & Engineering - 0.4%
AECOM (a)	132,526	4,564,195
Fluor Corp.	116,729	6,881,175
Jacobs Engineering Group, Inc.	103,723	6,025,269
Quanta Services, Inc. (a)	123,458	4,012,385
Valmont Industries, Inc.	18,489	2,627,287
		24,110,311
Electrical Equipment - 1.1%
Acuity Brands, Inc.	34,885	4,178,176
AMETEK, Inc.	189,817	13,249,227
Fortive Corp.	256,759	18,052,725
Hubbell, Inc. Class B	45,459	4,721,372
Regal Beloit Corp.	37,025	2,636,180
Rockwell Automation, Inc.	107,438	17,676,774
Sensata Technologies, Inc. PLC (a)(b)	141,432	7,173,431
		67,687,885
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	50,776	5,470,098
ITT, Inc.	74,104	3,622,945
Roper Technologies, Inc.	84,140	22,228,947
		31,321,990
Machinery - 3.7%
AGCO Corp.	55,705	3,491,589
Allison Transmission Holdings, Inc.	104,074	4,057,845
Colfax Corp. (a)	74,576	2,312,602
Crane Co.	41,712	3,488,792
Cummins, Inc.	131,119	20,960,683
Donaldson Co., Inc.	108,135	4,786,055
Dover Corp.	129,378	11,993,341
Flowserve Corp.	109,165	4,848,018
Gardner Denver Holdings, Inc.	61,733	1,952,615
Gates Industrial Corp. PLC (a)	37,051	580,219
Graco, Inc.	139,424	6,133,262
IDEX Corp.	63,790	8,526,171
Ingersoll-Rand PLC	208,844	17,519,923
Lincoln Electric Holdings, Inc.	48,933	4,055,078
Middleby Corp. (a)(b)	45,868	5,772,029
Nordson Corp.	48,065	6,181,159
Oshkosh Corp.	62,242	4,491,383
PACCAR, Inc.	286,931	18,268,897
Parker Hannifin Corp.	110,649	18,215,038
Pentair PLC	138,578	9,323,528
Snap-On, Inc. (b)	47,358	6,878,750
Stanley Black & Decker, Inc.	127,957	18,117,432
Terex Corp. (b)	64,758	2,364,962
Timken Co.	57,608	2,462,742
Toro Co.	88,067	5,142,232
Trinity Industries, Inc.	125,617	4,003,414
WABCO Holdings, Inc. (a)	42,210	5,444,668
Wabtec Corp.	71,636	6,361,993
Xylem, Inc.	149,870	10,925,523
		218,659,943
Marine - 0.1%
Kirby Corp. (a)	44,487	3,794,741
Professional Services - 1.5%
CoStar Group, Inc. (a)	29,629	10,863,769
Dun & Bradstreet Corp.	30,734	3,543,938
Equifax, Inc.	99,603	11,160,516
IHS Markit Ltd. (a)	321,447	15,792,691
Manpower, Inc.	55,166	5,280,490
Nielsen Holdings PLC	298,878	9,399,713
Robert Half International, Inc.	101,300	6,153,975
TransUnion Holding Co., Inc. (a)	150,332	9,758,050
Verisk Analytics, Inc. (a)	126,671	13,484,128
		85,437,270
Road & Rail - 0.6%
AMERCO	4,191	1,414,546
Genesee & Wyoming, Inc. Class A (a)(b)	50,701	3,609,911
J.B. Hunt Transport Services, Inc.	72,296	8,489,719
Kansas City Southern	86,237	9,195,451
Landstar System, Inc.	34,857	3,543,214
Old Dominion Freight Lines, Inc.	51,093	6,839,309
Ryder System, Inc.	44,268	2,984,991
		36,077,141
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	80,995	3,376,682
Fastenal Co.	241,727	12,083,933
HD Supply Holdings, Inc. (a)	156,041	6,040,347
MSC Industrial Direct Co., Inc. Class A	36,783	3,179,523
United Rentals, Inc. (a)	70,548	10,582,200
Univar, Inc. (a)	94,903	2,615,527
W.W. Grainger, Inc.	42,427	11,936,836
Watsco, Inc.	25,351	4,244,264
WESCO International, Inc. (a)	39,264	2,338,171
		56,397,483
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	66,903	2,535,624

TOTAL INDUSTRIALS		825,337,106

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	44,898	11,877,766
Arris International PLC (a)	148,326	4,004,802
CommScope Holding Co., Inc. (a)	157,200	6,008,184
EchoStar Holding Corp. Class A (a)	39,530	2,076,906
F5 Networks, Inc. (a)	51,738	8,437,950
Juniper Networks, Inc.	306,995	7,549,007
Motorola Solutions, Inc.	136,816	15,026,501
Palo Alto Networks, Inc. (a)	74,427	14,327,942
		69,309,058
Electronic Equipment & Components - 1.9%
ADT, Inc.	87,427	778,975
Amphenol Corp. Class A	250,327	20,954,873
Arrow Electronics, Inc. (a)	72,857	5,445,332
Avnet, Inc.	100,331	3,935,985
CDW Corp.	124,950	8,907,686
Cognex Corp.	138,330	6,397,763
Coherent, Inc. (a)	20,375	3,427,483
Dell Technologies, Inc. (a)	167,196	11,999,657
Dolby Laboratories, Inc. Class A	48,086	2,876,505
FLIR Systems, Inc.	115,460	6,182,883
IPG Photonics Corp. (a)	29,919	6,373,645
Jabil, Inc.	144,390	3,840,774
Keysight Technologies, Inc. (a)	156,042	8,064,251
National Instruments Corp.	89,157	3,645,630
Trimble, Inc. (a)	205,387	7,106,390
Universal Display Corp. (b)	34,601	3,046,618
Zebra Technologies Corp. Class A (a)	43,554	5,872,386
		108,856,836
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	137,580	9,857,607
GoDaddy, Inc. (a)	104,756	6,763,047
IAC/InterActiveCorp (a)	58,163	9,430,549
LogMeIn, Inc.	43,195	4,760,089
Match Group, Inc. (a)(b)	30,626	1,443,097
Pandora Media, Inc. (a)(b)	202,445	1,135,716
Twitter, Inc. (a)	568,399	17,228,174
VeriSign, Inc. (a)(b)	71,062	8,344,100
Zillow Group, Inc.:
Class A (a)	46,113	2,230,486
Class C (a)(b)	89,363	4,333,212
		65,526,077
IT Services - 4.4%
Alliance Data Systems Corp.	40,464	8,216,215
Amdocs Ltd.	118,538	7,971,681
Booz Allen Hamilton Holding Corp. Class A	118,953	4,714,107
Broadridge Financial Solutions, Inc.	97,931	10,499,183
Conduent, Inc. (a)	158,427	3,082,989
CoreLogic, Inc. (a)	69,109	3,420,896
DXC Technology Co.	236,785	24,403,062
Euronet Worldwide, Inc. (a)	41,918	3,274,215
Fidelity National Information Services, Inc.	275,018	26,118,459
First Data Corp. Class A (a)	397,115	7,187,782
Fiserv, Inc. (a)	348,050	24,662,823
FleetCor Technologies, Inc. (a)	74,507	15,443,811
Gartner, Inc. (a)	73,068	8,862,418
Genpact Ltd.	127,316	4,060,107
Global Payments, Inc.	126,973	14,354,298
Jack Henry & Associates, Inc.	64,712	7,731,790
Leidos Holdings, Inc.	118,839	7,633,029
Paychex, Inc.	268,985	16,292,421
Sabre Corp.	184,490	3,807,874
Square, Inc. (a)(b)	203,166	9,617,878
Teradata Corp. (a)(b)	101,079	4,136,153
The Western Union Co.	383,721	7,578,490
Total System Services, Inc.	151,714	12,753,079
WEX, Inc. (a)	32,689	5,293,003
Worldpay, Inc. (a)	239,940	19,487,927
		260,603,690
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)(b)	703,654	7,655,756
Analog Devices, Inc.	310,836	27,151,525
Cavium, Inc. (a)	56,071	4,205,886
Cypress Semiconductor Corp.	278,031	4,053,692
First Solar, Inc. (a)	68,108	4,829,538
KLA-Tencor Corp.	131,209	13,349,204
Lam Research Corp.	136,317	25,226,824
Marvell Technology Group Ltd.	332,879	6,677,553
Maxim Integrated Products, Inc.	235,126	12,814,367
Microchip Technology, Inc. (b)	190,541	15,940,660
Microsemi Corp. (a)	98,143	6,348,871
ON Semiconductor Corp. (a)	348,753	7,700,466
Qorvo, Inc. (a)	105,443	7,106,858
Skyworks Solutions, Inc.	152,528	13,233,329
Teradyne, Inc.	163,442	5,320,037
Versum Materials, Inc.	90,723	3,191,635
Xilinx, Inc.	213,095	13,689,223
		178,495,424
Software - 4.2%
ANSYS, Inc. (a)	71,390	11,540,907
Atlassian Corp. PLC (a)(b)	76,340	4,273,513
Autodesk, Inc. (a)	173,675	21,865,683
Black Knight, Inc. (a)	105,542	5,134,618
CA Technologies, Inc.	262,785	9,144,918
Cadence Design Systems, Inc. (a)	231,292	9,265,558
CDK Global, Inc.	104,609	6,824,691
Citrix Systems, Inc. (a)	126,450	13,012,970
FireEye, Inc. (a)	151,566	2,735,766
Fortinet, Inc. (a)	121,831	6,744,564
Guidewire Software, Inc. (a)	63,135	5,342,484
Manhattan Associates, Inc. (a)(b)	56,548	2,434,957
Nuance Communications, Inc. (a)	245,292	3,610,698
Parametric Technology Corp. (a)	95,617	7,874,060
Red Hat, Inc. (a)	148,172	24,160,926
ServiceNow, Inc. (a)	142,340	23,648,368
Splunk, Inc. (a)	117,687	12,080,571
SS&C Technologies Holdings, Inc.	162,518	8,069,019
Symantec Corp.	518,638	14,412,950
Synopsys, Inc. (a)	123,476	10,558,433
Tableau Software, Inc. (a)	53,465	4,547,198
Take-Two Interactive Software, Inc. (a)	93,291	9,302,046
Tyler Technologies, Inc. (a)	29,092	6,368,821
Ultimate Software Group, Inc. (a)	23,688	5,683,225
Workday, Inc. Class A (a)	114,001	14,231,885
Zynga, Inc. (a)	645,032	2,225,360
		245,094,189
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	100,917	3,105,216
NetApp, Inc.	223,742	14,896,742
Western Digital Corp.	247,919	19,533,538
Xerox Corp.	191,534	6,023,744
		43,559,240

TOTAL INFORMATION TECHNOLOGY		971,444,514

MATERIALS - 5.6%
Chemicals - 2.0%
Albemarle Corp. U.S.	92,271	8,946,596
Ashland Global Holdings, Inc.	51,405	3,401,983
Axalta Coating Systems Ltd. (a)	176,957	5,467,971
Cabot Corp.	50,642	2,828,862
Celanese Corp. Class A	113,374	12,320,353
CF Industries Holdings, Inc.	194,272	7,537,754
Eastman Chemical Co.	120,055	12,255,214
FMC Corp.	111,565	8,895,077
Huntsman Corp.	167,634	4,990,464
International Flavors & Fragrances, Inc.	66,039	9,328,669
NewMarket Corp.	6,180	2,345,619
Olin Corp.	137,904	4,163,322
Platform Specialty Products Corp. (a)	185,268	1,865,649
RPM International, Inc.	109,147	5,271,800
The Chemours Co. LLC	154,431	7,476,005
The Mosaic Co.	293,730	7,916,024
The Scotts Miracle-Gro Co. Class A (b)	35,143	2,937,252
Valvoline, Inc. (b)	167,472	3,396,332
W.R. Grace & Co.	57,154	3,911,620
Westlake Chemical Corp.	29,703	3,177,330
		118,433,896
Construction Materials - 0.4%
Eagle Materials, Inc.	39,448	3,903,774
Martin Marietta Materials, Inc.	52,395	10,204,974
Vulcan Materials Co.	109,916	12,276,518
		26,385,266
Containers & Packaging - 1.7%
Aptargroup, Inc.	51,220	4,789,070
Ardagh Group SA	15,013	305,064
Avery Dennison Corp.	73,793	7,734,244
Ball Corp.	289,555	11,608,260
Bemis Co., Inc.	75,597	3,271,082
Berry Global Group, Inc. (a)	109,361	6,014,855
Crown Holdings, Inc. (a)	108,020	5,383,717
Graphic Packaging Holding Co.	258,943	3,702,885
International Paper Co.	344,506	17,762,729
Owens-Illinois, Inc. (a)	135,966	2,764,189
Packaging Corp. of America	77,901	9,012,367
Sealed Air Corp.	149,760	6,566,976
Silgan Holdings, Inc.	62,022	1,740,958
Sonoco Products Co.	81,966	4,209,774
WestRock Co.	210,097	12,429,339
		97,295,509
Metals & Mining - 1.5%
Alcoa Corp. (a)	154,525	7,911,680
Freeport-McMoRan, Inc.	1,132,890	17,231,257
Newmont Mining Corp.	446,800	17,554,772
Nucor Corp.	267,132	16,460,674
Reliance Steel & Aluminum Co.	58,898	5,178,312
Royal Gold, Inc.	54,376	4,828,589
Southern Copper Corp.	68,524	3,618,752
Steel Dynamics, Inc.	190,470	8,534,961
Tahoe Resources, Inc.	258,056	1,300,380
United States Steel Corp.	145,336	4,916,717
		87,536,094
Paper & Forest Products - 0.0%
Domtar Corp.	52,132	2,288,595

TOTAL MATERIALS		331,939,360

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 8.5%
Alexandria Real Estate Equities, Inc.	83,674	10,423,270
American Campus Communities, Inc.	113,473	4,437,929
American Homes 4 Rent Class A	199,454	4,028,971
Apartment Investment & Management Co. Class A	130,386	5,293,672
Apple Hospitality (REIT), Inc.	173,849	3,127,544
AvalonBay Communities, Inc.	115,139	18,767,657
Boston Properties, Inc.	128,760	15,632,752
Brandywine Realty Trust (SBI)	147,011	2,368,347
Brixmor Property Group, Inc.	255,685	3,807,150
Camden Property Trust (SBI)	75,860	6,478,444
Colony NorthStar, Inc. (b)	451,285	2,757,351
Columbia Property Trust, Inc.	99,989	2,135,765
CoreSite Realty Corp.	28,349	2,951,131
Corporate Office Properties Trust (SBI)	84,625	2,328,034
Corrections Corp. of America	98,453	1,984,812
CubeSmart	151,129	4,449,238
CyrusOne, Inc.	75,407	4,041,061
DCT Industrial Trust, Inc.	77,915	5,108,887
DDR Corp.	258,705	1,875,611
Digital Realty Trust, Inc.	170,772	18,048,893
Douglas Emmett, Inc.	132,863	4,951,804
Duke Realty Corp.	297,097	8,051,329
Empire State Realty Trust, Inc.	109,581	1,908,901
EPR Properties	53,003	2,916,225
Equity Commonwealth (a)	100,483	3,113,968
Equity Lifestyle Properties, Inc.	69,676	6,212,312
Essex Property Trust, Inc.	54,635	13,095,463
Extra Space Storage, Inc.	101,558	9,098,581
Federal Realty Investment Trust (SBI)	60,737	7,036,381
Forest City Realty Trust, Inc. Class A	210,573	4,224,094
Gaming & Leisure Properties	167,028	5,724,050
General Growth Properties, Inc.	515,152	10,297,888
HCP, Inc.	392,786	9,175,481
Healthcare Trust of America, Inc.	168,978	4,222,760
Highwoods Properties, Inc. (SBI)	84,375	3,714,188
Hospitality Properties Trust (SBI)	137,421	3,419,034
Host Hotels & Resorts, Inc.	610,316	11,937,781
Hudson Pacific Properties, Inc.	129,919	4,270,438
Invitation Homes, Inc.	244,798	5,664,626
Iron Mountain, Inc.	235,477	7,992,089
JBG SMITH Properties	71,908	2,651,248
Kilroy Realty Corp.	80,569	5,774,380
Kimco Realty Corp.	345,698	5,016,078
Lamar Advertising Co. Class A	69,203	4,408,923
Liberty Property Trust (SBI)	122,346	5,116,510
Life Storage, Inc.	38,545	3,408,920
Medical Properties Trust, Inc.	302,405	3,864,736
Mid-America Apartment Communities, Inc.	94,741	8,665,012
National Retail Properties, Inc.	127,950	4,867,218
Omega Healthcare Investors, Inc. (b)	161,465	4,194,861
Outfront Media, Inc.	116,147	2,177,756
Paramount Group, Inc.	171,542	2,461,628
Park Hotels & Resorts, Inc.	148,924	4,286,033
Piedmont Office Realty Trust, Inc. Class A	117,131	2,098,988
Prologis, Inc.	440,826	28,614,016
Rayonier, Inc.	107,775	4,008,152
Realty Income Corp.	235,979	11,919,299
Regency Centers Corp.	124,641	7,335,123
Retail Properties America, Inc.	181,759	2,097,499
SBA Communications Corp. Class A (a)	97,282	15,587,495
Senior Housing Properties Trust (SBI)	199,181	3,101,248
SL Green Realty Corp.	75,584	7,387,580
Spirit Realty Capital, Inc.	381,037	3,067,348
Store Capital Corp.	141,741	3,576,125
Sun Communities, Inc.	63,899	5,996,921
Tanger Factory Outlet Centers, Inc.	77,091	1,692,147
Taubman Centers, Inc.	49,285	2,758,974
The Macerich Co.	114,344	6,588,501
UDR, Inc.	221,274	7,999,055
Uniti Group, Inc. (b)	138,633	2,498,167
Ventas, Inc.	296,654	15,253,949
VEREIT, Inc.	817,001	5,555,607
Vornado Realty Trust	143,828	9,784,619
Weingarten Realty Investors (SBI)	100,648	2,764,801
Welltower, Inc.	310,184	16,576,233
Weyerhaeuser Co.	624,045	22,952,375
WP Carey, Inc.	87,383	5,579,405
		498,760,842
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	245,608	11,128,498
Howard Hughes Corp. (a)	30,549	4,133,280
Jones Lang LaSalle, Inc.	37,730	6,395,612
Realogy Holdings Corp. (b)	110,894	2,751,280
VICI Properties, Inc.	228,063	4,146,185
		28,554,855

TOTAL REAL ESTATE		527,315,697

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. (b)	804,661	14,950,601
Zayo Group Holdings, Inc. (a)	155,145	5,631,764
		20,582,365
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	81,583	2,229,663
U.S. Cellular Corp. (a)	11,514	455,609
		2,685,272

TOTAL TELECOMMUNICATION SERVICES		23,267,637

UTILITIES - 5.8%
Electric Utilities - 2.3%
Alliant Energy Corp.	193,304	8,302,407
Edison International	265,786	17,414,299
Entergy Corp.	150,279	12,261,264
Eversource Energy	265,464	15,994,206
FirstEnergy Corp.	371,672	12,785,517
Great Plains Energy, Inc.	179,802	5,884,919
Hawaiian Electric Industries, Inc.	90,443	3,137,468
OGE Energy Corp.	166,411	5,469,930
Pinnacle West Capital Corp.	92,791	7,469,676
PPL Corp.	573,398	16,685,882
Vistra Energy Corp. (a)	270,768	6,187,049
Westar Energy, Inc.	118,031	6,394,920
Xcel Energy, Inc.	425,404	19,925,923
		137,913,460
Gas Utilities - 0.3%
Atmos Energy Corp.	90,705	7,881,357
National Fuel Gas Co.	67,104	3,445,790
UGI Corp.	144,440	6,989,452
		18,316,599
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	250,335	7,760,385
The AES Corp.	551,185	6,746,504
		14,506,889
Multi-Utilities - 2.6%
Ameren Corp.	202,487	11,869,788
Avangrid, Inc.	47,287	2,492,498
CenterPoint Energy, Inc.	360,830	9,139,824
CMS Energy Corp.	233,361	11,012,306
Consolidated Edison, Inc.	260,112	20,842,775
DTE Energy Co.	149,735	15,782,069
MDU Resources Group, Inc.	162,309	4,572,245
NiSource, Inc.	281,507	6,865,956
Public Service Enterprise Group, Inc.	422,958	22,057,260
SCANA Corp.	110,059	4,046,869
Sempra Energy	210,154	23,495,217
Vectren Corp.	69,463	4,881,165
WEC Energy Group, Inc.	264,279	16,987,854
		154,045,826
Water Utilities - 0.3%
American Water Works Co., Inc.	149,241	12,921,286
Aqua America, Inc.	148,625	5,224,169
		18,145,455

TOTAL UTILITIES		342,928,229

TOTAL COMMON STOCKS
(Cost $5,121,554,639)		5,866,793,689
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% to 1.69% 6/21/18 to 6/28/18 (c)
(Cost $2,992,907)	3,000,000	2,992,167
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.74% (d)	42,495,191	$42,503,690
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	332,760,354	332,793,631
TOTAL MONEY MARKET FUNDS
(Cost $375,290,715)		375,297,321
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $5,499,838,261)		6,245,083,177
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(352,971,292)
NET ASSETS - 100%		$5,892,111,885

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	127	June 2018	$23,775,670	$128,619	$128,619

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,013,382.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$448,050
Fidelity Securities Lending Cash Central Fund	901,497
Total	$1,349,547

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$838,533,194	$838,533,194	$--	$--
Consumer Staples	224,375,400	224,375,400	--	--
Energy	355,952,608	355,952,608	--	--
Financials	877,475,137	877,475,137	--	--
Health Care	548,224,807	548,224,807	--	--
Industrials	825,337,106	825,337,106	--	--
Information Technology	971,444,514	971,444,514	--	--
Materials	331,939,360	331,939,360	--	--
Real Estate	527,315,697	527,315,697	--	--
Telecommunication Services	23,267,637	23,267,637	--	--
Utilities	342,928,229	342,928,229	--	--
U.S. Government and Government Agency Obligations	2,992,167	--	2,992,167	--
Money Market Funds	375,297,321	375,297,321	--	--
Total Investments in Securities:	$6,245,083,177	$6,242,091,010	$2,992,167	$--
Derivative Instruments:
Assets
Futures Contracts	$128,619	$128,619	$--	$--
Total Assets	$128,619	$128,619	$--	$--
Total Derivative Instruments:	$128,619	$128,619	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$128,619	$0
Total Equity Risk	128,619	0
Total Value of Derivatives	$128,619	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including securities loaned of $321,981,665) — See accompanying schedule: Unaffiliated issuers (cost $5,124,547,546)	$5,869,785,856
Fidelity Central Funds (cost $375,290,715)	375,297,321
Total Investment in Securities (cost $5,499,838,261)		$6,245,083,177
Receivable for fund shares sold		8,934,210
Dividends receivable		2,581,318
Distributions receivable from Fidelity Central Funds		128,989
Total assets		6,256,727,694
Liabilities
Payable for investments purchased	$25,032,042
Payable for fund shares redeemed	6,327,718
Accrued management fee	171,337
Payable for daily variation margin on futures contracts	240,606
Other affiliated payables	60,201
Collateral on securities loaned	332,783,905
Total liabilities		364,615,809
Net Assets		$5,892,111,885
Net Assets consist of:
Paid in capital		$5,143,690,418
Undistributed net investment income		24,325,907
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,277,975)
Net unrealized appreciation (depreciation) on investments		745,373,535
Net Assets		$5,892,111,885
Investor Class:
Net Asset Value, offering price and redemption price per share ($71,574,603 ÷ 3,439,090 shares)		$20.81
Premium Class:
Net Asset Value, offering price and redemption price per share ($3,550,078,880 ÷ 170,331,612 shares)		$20.84
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,876,479,587 ÷ 90,013,825 shares)		$20.85
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($393,978,815 ÷ 18,900,259 shares)		$20.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$82,243,511
Interest		16,336
Income from Fidelity Central Funds (including $901,497 from security lending)		1,349,547
Total income		83,609,394
Expenses
Management fee	$1,783,490
Transfer agent fees	777,981
Independent trustees' fees and expenses	18,177
Interest	6,487
Miscellaneous	13,673
Total expenses before reductions	2,599,808
Expense reductions	(819)	2,598,989
Net investment income (loss)		81,010,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,332,014
Redemptions in-kind with affiliated entities	14,766,993
Fidelity Central Funds	15,429
Foreign currency transactions	275
Futures contracts	1,582,782
Total net realized gain (loss)		81,697,493
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	322,810,504
Fidelity Central Funds	(11,445)
Futures contracts	(121,931)
Total change in net unrealized appreciation (depreciation)		322,677,128
Net gain (loss)		404,374,621
Net increase (decrease) in net assets resulting from operations		$485,385,026

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,010,405	$41,317,811
Net realized gain (loss)	81,697,493	10,731,670
Change in net unrealized appreciation (depreciation)	322,677,128	326,410,024
Net increase (decrease) in net assets resulting from operations	485,385,026	378,459,505
Distributions to shareholders from net investment income	(66,305,259)	(31,858,285)
Distributions to shareholders from net realized gain	(62,352,948)	(21,673,727)
Total distributions	(128,658,207)	(53,532,012)
Share transactions - net increase (decrease)	1,894,776,965	1,737,408,713
Redemption fees	–	48,069
Total increase (decrease) in net assets	2,251,503,784	2,062,384,275
Net Assets
Beginning of period	3,640,608,101	1,578,223,826
End of period	$5,892,111,885	$3,640,608,101
Other Information
Undistributed net investment income end of period	$24,325,907	$14,194,624

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund Investor Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.22	$16.84	$17.95	$16.26	$13.66
Income from Investment Operations
Net investment income (loss)A	.31	.27	.27	.23	.20
Net realized and unrealized gain (loss)	1.78	2.49	(.71)	1.88	2.65
Total from investment operations	2.09	2.76	(.44)	2.11	2.85
Distributions from net investment income	(.25)	(.22)	(.21)	(.19)	(.13)
Distributions from net realized gain	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.50)	(.38)	(.67)	(.42)B	(.25)C
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$20.81	$19.22	$16.84	$17.95	$16.26
Total ReturnE	10.94%	16.54%	(2.31)%	13.08%	20.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.18%	.21%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.18%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.18%	.20%	.22%	.22%	.22%
Net investment income (loss)	1.52%	1.52%	1.58%	1.31%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$71,575	$64,902	$50,008	$35,791	$15,099
Portfolio turnover rateH	10%I	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Premium Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.24	$16.87	$17.98	$16.28	$13.68
Income from Investment Operations
Net investment income (loss)A	.33	.30	.29	.25	.23
Net realized and unrealized gain (loss)	1.80	2.47	(.71)	1.89	2.64
Total from investment operations	2.13	2.77	(.42)	2.14	2.87
Distributions from net investment income	(.27)	(.24)	(.23)	(.21)	(.16)
Distributions from net realized gain	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.53)B	(.40)	(.69)	(.44)C	(.27)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$20.84	$19.24	$16.87	$17.98	$16.28
Total ReturnE	11.11%	16.60%	(2.17)%	13.28%	21.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.09%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.06%	.07%	.08%	.08%	.08%
Expenses net of all reductions	.06%	.07%	.08%	.08%	.08%
Net investment income (loss)	1.64%	1.64%	1.72%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,550,079	$2,642,107	$1,249,498	$986,564	$519,385
Portfolio turnover rateH	10%I	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.253 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$16.87	$17.98	$16.29	$13.68
Income from Investment Operations
Net investment income (loss)A	.34	.30	.29	.26	.23
Net realized and unrealized gain (loss)	1.79	2.48	(.70)	1.88	2.65
Total from investment operations	2.13	2.78	(.41)	2.14	2.88
Distributions from net investment income	(.27)	(.24)	(.23)	(.21)	(.16)
Distributions from net realized gain	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.53)B	(.40)	(.70)C	(.45)	(.27)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$20.85	$19.25	$16.87	$17.98	$16.29
Total ReturnE	11.12%	16.68%	(2.15)%	13.24%	21.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%	.07%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.04%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.04%	.06%	.06%	.06%	.06%
Net investment income (loss)	1.65%	1.66%	1.74%	1.47%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,876,480	$742,199	$271,119	$268,052	$88,657
Portfolio turnover rateH	10%I	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.253 per share.

 C Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Premium Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$16.87	$17.98	$16.29	$13.68
Income from Investment Operations
Net investment income (loss)A	.34	.31	.31	.26	.23
Net realized and unrealized gain (loss)	1.79	2.48	(.72)	1.88	2.65
Total from investment operations	2.13	2.79	(.41)	2.14	2.88
Distributions from net investment income	(.28)	(.25)	(.24)	(.22)	(.16)
Distributions from net realized gain	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.53)	(.41)	(.70)	(.45)B	(.27)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C
Net asset value, end of period	$20.85	$19.25	$16.87	$17.98	$16.29
Total ReturnD	11.13%	16.70%	(2.13)%	13.26%	21.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.66%	1.67%	1.76%	1.49%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$393,979	$191,401	$7,598	$25,167	$4,263
Portfolio turnover rateG	10%H	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Past 5 years	Life of fundA
Institutional Class	11.72%	11.96%	14.46%
Institutional Premium Class	11.73%	11.98%	14.49%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$24,544	Fidelity® Small Cap Index Fund - Institutional Class
$24,335	Russell 2000® Index

Fidelity® Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes performed roughly in line with the 11.54% gain of the benchmark Russell 2000® Index. Many of the index's top contributors on an absolute basis came from the robust health care sector, led by Nektar Therapeutics, whose shares soared (+342%) on favorable drug-trial results, among other factors. Other big movers within health care included Kite Pharma (+119%), Avexis (+164%), Bluebird Bio (+91%), Sage Therapeutics (+103%), Insulet (+98%) and Sarepta Therapeutics (+110%). Meanwhile, from the strong-performing tech sector, food-delivery service Grubhub gained 135%, benefiting from strong fourth-quarter earnings and a well-received partnership with Yum! Brands, which owns several well-known restaurant chains. Payroll and human resources technology provider Paycom Software (+90%) and cloud-computing software company Nutanix (+162%) also notably contributed. Conversely, there were some laggards within health care, including Prothena (-78%), which discontinued its leading drug candidate. Other meaningful detractors included over-the-counter brand owner Prestige Brands Holdings (-49%) and biopharmaceutical firm Medicines (-39%). Semiconductor firm Cirrus Logic saw its shares return roughly -43% for the year. Another chip maker, MACOM Technology Solutions Holdings (-66%) also struggled, as the company reported disappointing financial results amid weak demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Nektar Therapeutics	0.6
GrubHub, Inc.	0.4
bluebird bio, Inc.	0.4
Aspen Technology, Inc.	0.3
Sage Therapeutics, Inc.	0.3
HealthSouth Corp.	0.3
Avexis, Inc.	0.3
Exact Sciences Corp.	0.3
EPAM Systems, Inc.	0.3
Curtiss-Wright Corp.	0.3
3.5

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	18.1
Information Technology	17.0
Health Care	16.4
Industrials	14.8
Consumer Discretionary	12.3
Real Estate	6.3
Materials	4.3
Energy	3.9
Utilities	3.3
Consumer Staples	2.3

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.0%

Fidelity® Small Cap Index Fund

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	205,946	$3,159,212
Cooper Tire & Rubber Co. (b)	107,472	2,627,690
Cooper-Standard Holding, Inc. (a)	36,107	4,470,047
Dana Holding Corp.	303,238	7,195,838
Dorman Products, Inc. (a)	56,430	3,626,192
Fox Factory Holding Corp. (a)	73,284	2,436,693
Gentherm, Inc. (a)	76,712	2,592,866
Hertz Global Holdings, Inc. (a)(b)	114,108	2,498,965
Horizon Global Corp. (a)	50,325	375,928
LCI Industries	50,506	4,813,222
Modine Manufacturing Co. (a)	103,568	1,781,370
Motorcar Parts of America, Inc. (a)	40,081	763,142
Shiloh Industries, Inc.(a)	29,264	243,184
Standard Motor Products, Inc.	45,336	2,055,988
Stoneridge, Inc. (a)	57,017	1,501,258
Superior Industries International, Inc.	52,029	684,181
Tenneco, Inc.	106,388	4,754,480
Tower International, Inc.	40,903	1,206,639
VOXX International Corp. (a)	40,571	202,855
		46,989,750
Automobiles - 0.1%
REV Group, Inc.	64,241	1,159,550
Winnebago Industries, Inc. (b)	66,028	2,502,461
		3,662,011
Distributors - 0.1%
Core-Mark Holding Co., Inc.	96,237	1,983,445
Weyco Group, Inc.	12,515	459,301
		2,442,746
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	126,010	5,998,076
American Public Education, Inc. (a)	32,652	1,315,876
Ascent Capital Group, Inc. (a)	22,286	77,110
Bridgepoint Education, Inc. (a)	53,098	310,092
Cambium Learning Group, Inc. (a)	27,979	283,707
Capella Education Co.	24,489	2,246,866
Career Education Corp. (a)	142,562	1,849,029
Carriage Services, Inc.	31,494	819,789
Chegg, Inc. (a)(b)	203,177	4,715,738
Collectors Universe, Inc.	15,316	240,002
Grand Canyon Education, Inc. (a)	97,814	10,171,678
Houghton Mifflin Harcourt Co. (a)	219,248	1,490,886
K12, Inc. (a)	81,534	1,247,470
Laureate Education, Inc. Class A (a)	116,110	1,639,473
Liberty Tax, Inc.	13,875	142,913
Regis Corp. (a)	73,352	1,145,758
Sotheby's Class A (Ltd. vtg.) (a)(b)	79,376	4,191,053
Strayer Education, Inc. (b)	22,330	2,346,213
Weight Watchers International, Inc. (a)(b)	58,535	4,100,377
		44,332,106
Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd. Class A (a)	188,042	2,012,049
Biglari Holdings, Inc. (a)	2,124	726,960
BJ's Restaurants, Inc.	41,891	2,339,612
Bloomin' Brands, Inc.	188,625	4,462,868
Bluegreen Vacations Corp.	15,857	368,992
Bojangles', Inc. (a)	37,656	555,426
Boyd Gaming Corp.	173,604	5,765,389
Brinker International, Inc. (b)	97,184	4,236,251
Caesars Entertainment Corp. (a)(b)	284,087	3,224,387
Carrols Restaurant Group, Inc. (a)	72,597	747,749
Century Casinos, Inc. (a)	51,327	394,191
Churchill Downs, Inc.	28,079	7,710,493
Chuy's Holdings, Inc. (a)(b)	34,590	989,274
Cracker Barrel Old Country Store, Inc. (b)	40,138	6,606,313
Dave & Buster's Entertainment, Inc. (a)(b)	84,980	3,610,800
Del Frisco's Restaurant Group, Inc. (a)	44,321	704,704
Del Taco Restaurants, Inc. (a)	69,286	773,232
Denny's Corp. (a)	133,555	2,338,548
DineEquity, Inc. (b)	35,972	2,854,018
Drive Shack, Inc. (a)(b)	131,366	713,317
El Pollo Loco Holdings, Inc. (a)	41,159	411,590
Eldorado Resorts, Inc. (a)(b)	97,478	3,947,859
Empire Resorts, Inc. (a)(b)	6,900	131,445
Fiesta Restaurant Group, Inc. (a)(b)	54,306	1,140,426
Golden Entertainment, Inc. (a)(b)	36,948	988,359
Habit Restaurants, Inc. Class A (a)(b)	40,869	412,777
ILG, Inc.	222,087	7,579,829
Inspired Entertainment, Inc. (a)	19,966	99,830
International Speedway Corp. Class A	50,097	2,058,987
J. Alexanders Holdings, Inc. (a)	26,081	311,668
Jack in the Box, Inc.	61,695	5,534,042
La Quinta Holdings, Inc. (a)	170,887	3,339,132
Lindblad Expeditions Holdings (a)	43,059	471,496
Marcus Corp.	39,271	1,170,276
Marriott Vacations Worldwide Corp. (b)	44,683	5,478,583
Monarch Casino & Resort, Inc. (a)	22,770	971,368
Nathan's Famous, Inc.	5,764	472,360
Noodles & Co. (a)	23,714	171,927
Papa John's International, Inc. (b)	54,182	3,359,284
Penn National Gaming, Inc. (a)	176,628	5,353,595
Pinnacle Entertainment, Inc. (a)	110,216	3,540,138
Planet Fitness, Inc. (a)	180,807	7,284,714
PlayAGS, Inc. (a)	21,835	493,689
Potbelly Corp. (a)(b)	46,318	553,500
RCI Hospitality Holdings, Inc.	19,754	537,111
Red Lion Hotels Corp. (a)	33,556	330,527
Red Robin Gourmet Burgers, Inc. (a)(b)	26,885	1,676,280
Red Rock Resorts, Inc.	144,154	4,352,009
Ruth's Hospitality Group, Inc.	61,375	1,647,919
Scientific Games Corp. Class A (a)(b)	111,059	5,919,445
SeaWorld Entertainment, Inc. (a)(b)	143,910	2,171,602
Shake Shack, Inc. Class A (a)(b)	46,424	2,210,247
Sonic Corp.	77,943	2,019,503
Speedway Motorsports, Inc.	24,896	439,414
Texas Roadhouse, Inc. Class A	139,681	8,950,758
The Cheesecake Factory, Inc. (b)	89,374	4,642,979
Wingstop, Inc. (b)	60,572	2,959,548
Zoe's Kitchen, Inc. (a)(b)	40,471	596,947
		144,865,736
Household Durables - 1.4%
AV Homes, Inc. (a)	24,639	410,239
Bassett Furniture Industries, Inc.	21,852	634,801
Beazer Homes U.S.A., Inc. (a)	64,567	947,844
Cavco Industries, Inc. (a)	17,782	3,029,164
Century Communities, Inc. (a)	42,237	1,298,788
CSS Industries, Inc.	18,047	307,882
Ethan Allen Interiors, Inc.	51,464	1,134,781
Flexsteel Industries, Inc.	16,537	606,246
GoPro, Inc. Class A (a)(b)	228,715	1,157,298
Green Brick Partners, Inc. (a)	49,782	502,798
Hamilton Beach Brands Holding Co. Class A	5,780	128,605
Helen of Troy Ltd. (a)	56,884	5,071,209
Hooker Furniture Corp.	24,168	912,342
Hovnanian Enterprises, Inc. Class A (a)	265,022	532,694
Installed Building Products, Inc. (a)	45,123	2,603,597
iRobot Corp. (a)(b)	56,049	3,271,020
KB Home	177,062	4,700,996
La-Z-Boy, Inc.	97,683	2,813,270
LGI Homes, Inc. (a)(b)	36,005	2,491,546
Libbey, Inc.	44,367	253,779
Lifetime Brands, Inc.	20,046	238,547
M.D.C. Holdings, Inc.	94,557	2,743,099
M/I Homes, Inc. (a)	55,527	1,692,463
Meritage Homes Corp. (a)	81,268	3,616,426
New Home Co. LLC (a)	24,973	249,231
PICO Holdings, Inc.	49,394	595,198
Taylor Morrison Home Corp. (a)	231,993	5,512,154
TopBuild Corp. (a)	73,917	5,891,185
TRI Pointe Homes, Inc. (a)	311,871	5,336,113
Universal Electronics, Inc. (a)	29,168	1,350,478
William Lyon Homes, Inc. (a)	67,248	1,806,281
Zagg, Inc. (a)	56,575	633,640
		62,473,714
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	55,865	709,486
Duluth Holdings, Inc. (a)(b)	19,425	337,024
FTD Companies, Inc. (a)	34,182	220,132
Gaia, Inc. Class A (a)	17,731	268,625
Groupon, Inc. (a)(b)	707,480	3,282,707
Lands' End, Inc. (a)	27,614	534,331
Liberty TripAdvisor Holdings, Inc. (a)	152,681	1,404,665
NutriSystem, Inc.	62,401	1,809,629
Overstock.com, Inc. (a)(b)	35,042	1,335,100
PetMed Express, Inc. (b)	41,473	1,387,687
Shutterfly, Inc. (a)	67,862	5,491,393
		16,780,779
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	110,942	1,220,362
Callaway Golf Co.	195,454	3,373,536
Clarus Corp. (a)	41,558	297,140
Escalade, Inc.	21,476	284,557
Johnson Outdoors, Inc. Class A	10,215	661,523
Malibu Boats, Inc. Class A (a)	43,223	1,456,615
Marine Products Corp.	15,828	240,111
MCBC Holdings, Inc. (a)	38,430	922,320
Nautilus, Inc. (a)	63,770	927,854
Sturm, Ruger & Co., Inc. (b)	35,330	1,951,983
Vista Outdoor, Inc. (a)(b)	119,704	2,005,042
		13,341,043
Media - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	111,598	1,947,385
Beasley Broadcast Group, Inc. Class A	9,881	112,149
Central European Media Enterprises Ltd. Class A (a)(b)	173,887	739,020
Clear Channel Outdoor Holding, Inc. Class A	74,544	357,811
Daily Journal Corp. (a)(b)	2,247	509,058
E.W. Scripps Co. Class A (b)	119,359	1,328,466
Entercom Communications Corp. Class A (b)	265,281	2,692,602
Entravision Communication Corp. Class A	140,658	654,060
Eros International PLC (a)(b)	63,788	682,532
Fluent, Inc. (a)(b)	44,965	123,654
Gannett Co., Inc.	236,247	2,284,508
Global Eagle Entertainment, Inc. (a)(b)	101,686	118,973
Gray Television, Inc. (a)	168,462	1,903,621
Hemisphere Media Group, Inc. (a)	29,325	319,643
IMAX Corp. (a)	117,422	2,724,190
Liberty Media Corp.:
Liberty Braves Class A (a)	18,357	403,303
Liberty Braves Class C (a)	75,504	1,664,108
Loral Space & Communications Ltd. (a)	26,654	1,035,508
MDC Partners, Inc. Class A (a)	119,633	903,229
Meredith Corp. (b)	82,504	4,273,707
MSG Network, Inc. Class A (a)(b)	124,474	2,551,717
National CineMedia, Inc.	129,824	742,593
New Media Investment Group, Inc.	106,964	1,773,463
Nexstar Broadcasting Group, Inc. Class A	91,945	5,723,576
Reading International, Inc. Class A (a)	33,593	514,981
Saga Communications, Inc. Class A	7,636	283,296
Salem Communications Corp. Class A	23,485	73,978
Scholastic Corp.	59,046	2,444,504
Sinclair Broadcast Group, Inc. Class A (b)	149,074	4,226,248
The New York Times Co. Class A	262,516	6,156,000
Townsquare Media, Inc.	17,793	135,583
tronc, Inc. (a)	42,020	771,487
World Wrestling Entertainment, Inc. Class A (b)	88,259	3,511,826
		53,686,779
Multiline Retail - 0.3%
Big Lots, Inc. (b)	88,276	3,747,316
Dillard's, Inc. Class A (b)	28,478	2,123,035
Fred's, Inc. Class A (b)	72,808	174,375
JC Penney Corp., Inc. (a)(b)	653,961	1,903,027
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	99,824	6,209,053
Sears Holdings Corp. (a)(b)	24,062	71,945
		14,228,751
Specialty Retail - 2.2%
Aaron's, Inc. Class A	132,446	5,532,269
Abercrombie & Fitch Co. Class A (b)	142,909	3,661,329
America's Car Mart, Inc. (a)	14,792	788,414
American Eagle Outfitters, Inc.	339,072	7,012,009
Armstrong Flooring, Inc. (a)	43,863	541,708
Asbury Automotive Group, Inc. (a)	38,420	2,576,061
Ascena Retail Group, Inc. (a)(b)	360,083	799,384
Barnes & Noble Education, Inc. (a)	82,593	593,844
Barnes & Noble, Inc.	126,902	704,306
Big 5 Sporting Goods Corp. (b)	41,137	345,551
Boot Barn Holdings, Inc. (a)(b)	40,776	797,986
Build-A-Bear Workshop, Inc. (a)	27,536	250,578
Caleres, Inc.	87,625	2,867,966
Camping World Holdings, Inc.	65,737	1,882,050
Cars.com, Inc. (b)	150,249	4,279,092
Chico's FAS, Inc.	267,024	2,651,548
Citi Trends, Inc.	27,882	854,026
Conn's, Inc. (a)(b)	39,551	1,008,551
DSW, Inc. Class A	137,750	3,071,825
Express, Inc. (a)	159,237	1,248,418
Finish Line, Inc. Class A (b)	82,004	1,112,794
Five Below, Inc. (a)	112,552	7,947,297
Francesca's Holdings Corp. (a)	73,630	364,469
Genesco, Inc. (a)(b)	41,010	1,753,178
GNC Holdings, Inc. Class A (a)(b)	145,229	515,563
Group 1 Automotive, Inc.	41,634	2,720,782
Guess?, Inc.	125,198	2,915,861
Haverty Furniture Companies, Inc.	41,887	760,249
Hibbett Sports, Inc. (a)(b)	39,941	1,086,395
Hudson Ltd. (a)	83,726	1,241,657
Kirkland's, Inc. (a)	30,998	328,269
Lithia Motors, Inc. Class A (sub. vtg.)	48,910	4,688,513
Lumber Liquidators Holdings, Inc. (a)(b)	59,271	1,426,653
MarineMax, Inc. (a)	44,563	962,561
Monro, Inc. (b)	66,545	3,723,193
Office Depot, Inc.	1,074,365	2,460,296
Party City Holdco, Inc. (a)(b)	72,326	1,139,135
Pier 1 Imports, Inc. (b)	161,912	361,064
Rent-A-Center, Inc. (b)	89,825	908,131
RH (a)(b)	41,987	4,007,659
Shoe Carnival, Inc.	24,688	601,647
Sleep Number Corp. (a)(b)	82,284	2,331,929
Sonic Automotive, Inc. Class A (sub. vtg.)	52,547	1,040,431
Sportsman's Warehouse Holdings, Inc. (a)(b)	73,542	366,975
Tailored Brands, Inc.	102,620	3,237,661
The Buckle, Inc. (b)	61,131	1,409,070
The Cato Corp. Class A (sub. vtg.)	48,546	786,931
The Children's Place Retail Stores, Inc.	36,188	4,615,779
The Container Store Group, Inc. (a)(b)	32,401	201,858
Tile Shop Holdings, Inc.	87,128	596,827
Tilly's, Inc.	26,556	297,693
Vitamin Shoppe, Inc. (a)(b)	43,180	213,741
Winmark Corp.	4,367	569,020
Zumiez, Inc. (a)(b)	38,546	901,976
		99,062,172
Textiles, Apparel & Luxury Goods - 0.9%
Cadence Bancorp	61,135	1,786,976
Columbia Sportswear Co.	60,914	5,056,471
Crocs, Inc. (a)	145,440	2,297,952
Culp, Inc.	22,950	678,173
Deckers Outdoor Corp. (a)	66,045	6,159,357
Delta Apparel, Inc. (a)	13,355	241,592
Emerald Expositions Events, Inc.	38,202	736,153
Fossil Group, Inc. (a)(b)	92,721	1,386,179
G-III Apparel Group Ltd. (a)	90,226	3,292,347
Iconix Brand Group, Inc. (a)(b)	101,276	82,104
J.Jill, Inc. (a)	28,989	148,134
Movado Group, Inc.	31,583	1,245,949
Newmark Group, Inc.	48,425	731,218
Oxford Industries, Inc.	34,178	2,633,073
Perry Ellis International, Inc. (a)	27,072	702,518
PetIQ, Inc. Class A (b)	15,779	352,661
Sequential Brands Group, Inc. (a)(b)	80,443	155,255
Steven Madden Ltd.	123,661	5,966,643
Superior Uniform Group, Inc.	18,121	486,005
TPG RE Finance Trust, Inc. (b)	43,806	866,921
Unifi, Inc. (a)	32,094	950,303
Vera Bradley, Inc. (a)	39,767	452,548
Wolverine World Wide, Inc.	194,586	5,829,797
		42,238,329

TOTAL CONSUMER DISCRETIONARY		544,103,916

CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	17,358	3,890,796
Castle Brands, Inc. (a)(b)	181,437	226,796
Coca-Cola Bottling Co. Consolidated	9,921	1,670,597
Craft Brew Alliance, Inc. (a)	27,602	532,719
MGP Ingredients, Inc. (b)	27,035	2,589,683
National Beverage Corp. (b)	24,493	2,164,201
Primo Water Corp. (a)	53,711	700,391
		11,775,183
Food & Staples Retailing - 0.5%
Andersons, Inc.	56,650	1,849,623
Chefs' Warehouse Holdings (a)	44,094	1,069,280
Ingles Markets, Inc. Class A	29,722	1,017,979
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	18,280	130,702
Performance Food Group Co. (a)	212,221	6,886,571
PriceSmart, Inc. (b)	45,832	4,014,883
Smart & Final Stores, Inc. (a)(b)	45,739	233,269
SpartanNash Co.	75,688	1,376,008
SUPERVALU, Inc. (a)(b)	81,073	1,419,588
United Natural Foods, Inc. (a)(b)	106,420	4,791,028
Village Super Market, Inc. Class A	17,294	470,397
Weis Markets, Inc.	20,180	928,684
		24,188,012
Food Products - 0.9%
Alico, Inc.	6,294	203,296
B&G Foods, Inc. Class A (b)	137,105	3,119,139
Cal-Maine Foods, Inc. (a)	59,885	2,916,400
Calavo Growers, Inc. (b)	33,367	3,126,488
Darling International, Inc. (a)	342,346	5,867,810
Dean Foods Co.	191,379	1,647,773
Farmer Brothers Co. (a)	18,997	538,565
Fresh Del Monte Produce, Inc.	67,706	3,327,750
Freshpet, Inc. (a)(b)	51,716	1,023,977
Hostess Brands, Inc. Class A (a)(b)	166,906	2,345,029
J&J Snack Foods Corp.	31,392	4,313,575
John B. Sanfilippo & Son, Inc. (b)	17,917	1,019,298
Lancaster Colony Corp.	39,145	4,916,221
Landec Corp. (a)	56,667	753,671
Lifeway Foods, Inc. (a)	9,520	50,551
Limoneira Co.	25,929	603,627
Sanderson Farms, Inc. (b)	42,030	4,672,055
Seneca Foods Corp. Class A (a)	14,090	388,180
Tootsie Roll Industries, Inc. (b)	35,594	1,016,209
		41,849,614
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	21,457	804,423
Central Garden & Pet Co. Class A (non-vtg.) (a)	74,119	2,631,225
Funko, Inc. (a)(b)	21,290	187,139
HRG Group, Inc. (a)	248,277	2,790,633
Oil-Dri Corp. of America	10,153	393,530
Orchids Paper Products Co. (b)	18,350	112,119
WD-40 Co.	29,027	3,828,661
		10,747,730
Personal Products - 0.2%
elf Beauty, Inc. (a)(b)	43,793	795,719
Inter Parfums, Inc.	36,478	1,867,674
MediFast, Inc.	22,083	2,216,692
Natural Health Trends Corp. (b)	14,864	275,876
Nature's Sunshine Products, Inc.	21,728	200,984
Revlon, Inc. (a)(b)	24,867	566,968
USANA Health Sciences, Inc. (a)	23,606	2,491,613
		8,415,526
Tobacco - 0.2%
Turning Point Brands, Inc.	10,422	221,155
Universal Corp.	51,685	2,431,779
Vector Group Ltd. (b)	203,890	3,975,855
		6,628,789

TOTAL CONSUMER STAPLES		103,604,854

ENERGY - 3.9%
Energy Equipment & Services - 1.5%
Archrock, Inc.	278,901	3,012,131
Basic Energy Services, Inc. (a)	37,492	606,621
Bristow Group, Inc. (b)	67,481	1,083,070
C&J Energy Services, Inc. (a)	104,360	3,116,190
Carbo Ceramics, Inc. (a)(b)	46,455	410,662
Diamond Offshore Drilling, Inc. (a)(b)	135,186	2,486,071
Dril-Quip, Inc. (a)(b)	78,739	3,263,732
Ensco PLC Class A (b)	893,196	5,046,557
Era Group, Inc. (a)	39,849	420,407
Exterran Corp. (a)	66,247	1,940,375
Fairmount Santrol Holidings, Inc. (a)(b)	327,686	1,802,273
Forum Energy Technologies, Inc. (a)(b)	170,051	2,142,643
Frank's International NV (b)	100,861	705,018
FTS International, Inc. (a)	47,033	939,249
Geospace Technologies Corp. (a)	26,529	279,616
Gulf Island Fabrication, Inc.	27,644	276,440
Helix Energy Solutions Group, Inc. (a)	296,444	2,288,548
Independence Contract Drilling, Inc. (a)	69,343	318,284
Key Energy Services, Inc. (a)(b)	20,798	333,392
Liberty Oilfield Services, Inc. Class A (a)(b)	29,924	596,685
Mammoth Energy Services, Inc. (a)(b)	17,061	554,141
Matrix Service Co. (a)	56,032	862,893
McDermott International, Inc. (a)(b)	597,652	3,944,503
Natural Gas Services Group, Inc. (a)	25,098	604,862
NCS Multistage Holdings, Inc. (b)	21,465	391,092
Newpark Resources, Inc. (a)	174,032	1,827,336
Noble Corp. (a)	513,834	2,399,605
Oil States International, Inc. (a)(b)	106,718	3,836,512
Parker Drilling Co. (a)(b)	270,945	170,804
PHI, Inc. (non-vtg.) (a)	23,612	295,858
Pioneer Energy Services Corp. (a)	167,170	576,737
Quintana Energy Services, Inc. (a)	12,390	95,899
Ranger Energy Services, Inc. Class A (b)	11,909	98,249
RigNet, Inc. (a)	26,941	406,809
Rowan Companies PLC (a)(b)	243,273	3,512,862
SEACOR Holdings, Inc.	34,633	1,899,274
SEACOR Marine Holdings, Inc. (b)	34,691	821,830
Smart Sand, Inc. (a)(b)	44,242	323,851
Solaris Oilfield Infrastructure, Inc. Class A	39,814	748,503
Superior Energy Services, Inc. (a)	316,521	3,396,270
TETRA Technologies, Inc. (a)	241,110	947,562
U.S. Silica Holdings, Inc. (b)	170,443	5,132,039
Unit Corp. (a)	107,792	2,444,723
		66,360,178
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)	333,307	953,258
Adams Resources & Energy, Inc.	4,389	201,016
Approach Resources, Inc. (a)(b)	87,075	242,069
Arch Coal, Inc.	39,960	3,229,967
Ardmore Shipping Corp. (a)	70,941	567,528
Bonanza Creek Energy, Inc.	43,162	1,309,103
California Resources Corp. (a)(b)	89,053	2,266,399
Callon Petroleum Co. (a)(b)	419,942	5,841,393
Carrizo Oil & Gas, Inc. (a)(b)	160,766	3,226,574
Clean Energy Fuels Corp. (a)	276,308	444,856
Cloud Peak Energy, Inc. (a)	149,593	477,202
Contango Oil & Gas Co. (a)	47,757	178,134
CVR Energy, Inc. (b)	33,605	1,159,373
Delek U.S. Holdings, Inc.	166,813	7,901,932
Denbury Resources, Inc. (a)(b)	837,293	2,754,694
DHT Holdings, Inc. (b)	188,055	682,640
Dorian Lpg Ltd. (a)	45,429	326,635
Earthstone Energy, Inc. (a)	37,272	381,293
Eclipse Resources Corp. (a)	176,743	235,068
Energy XXI Gulf Coast, Inc. (a)	59,833	345,835
EP Energy Corp. (a)(b)	77,858	143,259
Evolution Petroleum Corp.	51,241	476,541
EXCO Resources, Inc. (a)	2	0
Frontline Ltd. (NY Shares) (b)	165,689	717,433
GasLog Ltd. (b)	84,284	1,420,185
Gastar Exploration, Inc. (a)(b)	364,771	248,044
Gener8 Maritime, Inc. (a)	101,629	585,383
Golar LNG Ltd. (b)	200,161	6,435,176
Green Plains, Inc. (b)	80,271	1,493,041
Halcon Resources Corp. (a)(b)	288,806	1,550,888
Hallador Energy Co.	32,801	214,519
Highpoint Resources, Inc. (a)(b)	208,786	1,442,711
International Seaways, Inc. (a)	60,928	1,226,481
Isramco, Inc. (a)	1,483	156,679
Jagged Peak Energy, Inc. (a)(b)	121,807	1,745,494
Jones Energy, Inc. (b)	102,433	67,493
Lilis Energy, Inc. (a)(b)	86,850	358,691
Matador Resources Co. (a)	203,523	6,663,343
Midstates Petroleum Co., Inc. (a)	22,647	316,832
NACCO Industries, Inc. Class A	8,244	303,791
Navios Maritime Acquisition Corp. (b)	166,547	129,107
Nine Energy Service, Inc. (a)	16,455	502,536
Nordic American Tanker Shipping Ltd. (b)	300,485	564,912
Oasis Petroleum, Inc. (a)	558,366	6,158,777
Overseas Shipholding Group, Inc. (a)	91,627	341,769
Pacific Ethanol, Inc. (a)	87,270	305,445
Panhandle Royalty Co. Class A	31,777	618,063
Par Pacific Holdings, Inc. (a)	65,666	1,107,785
PDC Energy, Inc. (a)	138,278	7,403,404
Peabody Energy Corp.	139,129	5,126,904
Penn Virginia Corp. (a)	29,507	1,369,715
Ramaco Resources, Inc. (a)	12,422	84,842
Renewable Energy Group, Inc. (a)(b)	78,685	1,015,037
Resolute Energy Corp. (a)(b)	46,107	1,539,513
Rex American Resources Corp. (a)(b)	12,329	921,963
Ring Energy, Inc. (a)	103,572	1,731,724
Sanchez Energy Corp. (a)(b)	155,754	478,165
SandRidge Energy, Inc. (a)	72,242	1,050,399
Scorpio Tankers, Inc. (b)	555,644	1,478,013
SemGroup Corp. Class A	137,893	3,468,009
Ship Finance International Ltd. (NY Shares) (b)	128,090	1,825,283
SilverBow Resources, Inc. (a)	14,107	432,380
Src Energy, Inc. (a)(b)	502,988	5,552,988
Stone Energy Corp. (a)	40,949	1,457,784
Teekay Corp. (b)	129,517	1,142,340
Teekay Tankers Ltd. (b)	411,749	473,511
Tellurian, Inc. (a)(b)	128,251	1,220,950
Ultra Petroleum Corp. (b)	407,088	985,153
Uranium Energy Corp. (a)(b)	292,398	441,521
W&T Offshore, Inc. (a)	196,137	1,196,436
WildHorse Resource Development Corp. (a)(b)	102,094	2,669,758
		111,085,139

TOTAL ENERGY		177,445,317

FINANCIALS - 18.1%
Banks - 10.4%
1st Source Corp.	33,398	1,736,696
Access National Corp.	32,232	896,372
ACNB Corp.	13,958	418,740
Allegiance Bancshares, Inc. (a)	24,491	990,661
American National Bankshares, Inc.	17,046	655,419
Ameris Bancorp	75,622	3,909,657
Ames National Corp.	17,340	479,451
Arrow Financial Corp.	24,899	881,425
Atlantic Capital Bancshares, Inc. (a)	42,862	827,237
Banc of California, Inc. (b)	90,679	1,741,037
BancFirst Corp.	34,736	1,985,162
Banco Latinoamericano de Comercio Exterior SA Series E	63,811	1,728,640
Bancorp, Inc., Delaware (a)	102,327	1,059,084
BancorpSouth Bank	178,462	5,898,169
Bank of Commerce Holdings	31,355	349,608
Bank of Marin Bancorp	14,364	1,042,108
Bankwell Financial Group, Inc.	12,143	383,476
Banner Corp.	67,686	3,885,176
Bar Harbor Bankshares	32,227	941,673
BCB Bancorp, Inc.	25,522	395,591
Berkshire Hills Bancorp, Inc.	83,357	3,163,398
Blue Hills Bancorp, Inc.	51,344	1,043,567
Boston Private Financial Holdings, Inc.	176,022	2,825,153
Bridge Bancorp, Inc.	39,616	1,303,366
Brookline Bancorp, Inc., Delaware	157,327	2,611,628
Bryn Mawr Bank Corp.	39,288	1,752,245
Byline Bancorp, Inc.	35,382	751,868
C & F Financial Corp.	6,613	382,893
Camden National Corp.	32,177	1,425,763
Capital City Bank Group, Inc.	22,413	501,603
Capstar Financial Holdings, Inc. (a)	17,989	343,410
Carolina Financial Corp.	40,361	1,582,555
Cathay General Bancorp	159,561	6,384,036
CBTX, Inc.	5,639	163,531
Centerstate Banks of Florida, Inc.	125,850	3,647,133
Central Pacific Financial Corp.	60,587	1,761,870
Central Valley Community Bancorp	20,051	413,051
Century Bancorp, Inc. Class A (non-vtg.)	5,921	473,680
Chemical Financial Corp.	148,379	8,144,523
Chemung Financial Corp.	6,462	305,006
Citizens & Northern Corp.	23,793	574,601
City Holding Co.	31,370	2,245,465
Civista Bancshares, Inc.	20,075	460,521
CNB Financial Corp., Pennsylvania	30,977	878,508
CoBiz, Inc.	80,025	1,612,504
Codorus Valley Bancorp, Inc.	17,268	504,398
Columbia Banking Systems, Inc.	150,814	6,064,231
Community Bank System, Inc.	102,060	5,740,875
Community Bankers Trust Corp. (a)	43,429	377,832
Community Financial Corp.	8,008	288,608
Community Trust Bancorp, Inc.	32,090	1,540,320
ConnectOne Bancorp, Inc.	64,253	1,696,279
County Bancorp, Inc.	9,475	266,816
Customers Bancorp, Inc. (a)	60,594	1,746,319
CVB Financial Corp.	215,367	4,770,379
DNB Financial Corp. (b)	6,278	218,788
Eagle Bancorp, Inc. (a)	66,618	3,910,477
Enterprise Bancorp, Inc.	19,746	714,410
Enterprise Financial Services Corp.	46,716	2,375,509
Equity Bancshares, Inc. (a)	23,146	882,557
Evans Bancorp, Inc.	9,350	423,555
Farmers & Merchants Bancorp, Inc.	18,490	815,594
Farmers Capital Bank Corp.	16,519	828,428
Farmers National Banc Corp.	53,340	786,765
FCB Financial Holdings, Inc. Class A (a)	76,316	4,411,065
Fidelity Southern Corp.	46,053	1,046,785
Financial Institutions, Inc.	31,880	991,468
First Bancorp, North Carolina	59,121	2,255,466
First Bancorp, Puerto Rico (a)	403,130	2,910,599
First Bancshares, Inc.	22,464	726,710
First Busey Corp.	84,055	2,492,231
First Business Finance Services, Inc.	16,623	432,032
First Citizen Bancshares, Inc.	15,540	6,717,787
First Commonwealth Financial Corp.	202,547	3,066,562
First Community Bancshares, Inc.	35,607	1,104,885
First Connecticut Bancorp, Inc.	29,581	712,902
First Financial Bancorp, Ohio	199,667	6,179,694
First Financial Bankshares, Inc. (b)	131,967	6,538,965
First Financial Corp., Indiana	21,407	915,149
First Financial Northwest, Inc.	16,379	276,805
First Foundation, Inc. (a)	62,842	1,124,243
First Guaranty Bancshares, Inc. (b)	9,128	236,780
First Internet Bancorp	17,351	593,404
First Interstate Bancsystem, Inc.	54,089	2,190,605
First Merchants Corp.	85,151	3,668,305
First Mid-Illinois Bancshares, Inc.	21,944	806,442
First Midwest Bancorp, Inc., Delaware	215,299	5,233,919
First Northwest Bancorp (a)	19,970	320,918
First of Long Island Corp.	50,048	1,326,272
Flushing Financial Corp.	57,987	1,502,443
FNB Bancorp California	10,912	395,233
Franklin Financial Network, Inc. (a)	24,450	823,965
Fulton Financial Corp.	355,930	6,015,217
German American Bancorp, Inc.	44,143	1,489,826
Glacier Bancorp, Inc. (b)	163,584	6,057,516
Great Southern Bancorp, Inc.	23,572	1,245,780
Great Western Bancorp, Inc.	123,141	5,066,021
Green Bancorp, Inc.	51,004	1,150,140
Guaranty Bancorp	50,875	1,449,938
Guaranty Bancshares, Inc. Texas	18,323	600,811
Hancock Holding Co.	177,494	8,670,582
Hanmi Financial Corp.	65,044	1,795,214
HarborOne Bancorp, Inc. (a)	26,665	469,037
Heartland Financial U.S.A., Inc.	50,898	2,730,678
Heritage Commerce Corp.	75,061	1,237,756
Heritage Financial Corp., Washington	61,556	1,828,213
Hilltop Holdings, Inc.	154,455	3,462,881
Home Bancshares, Inc.	328,240	7,628,298
HomeTrust Bancshares, Inc. (a)	35,673	931,065
Hope Bancorp, Inc.	270,538	4,677,602
Horizon Bancorp Industries	47,619	1,369,522
Howard Bancorp, Inc. (a)	17,816	338,504
IBERIABANK Corp.	105,333	7,894,708
Independent Bank Corp.	43,482	1,039,220
Independent Bank Corp., Massachusetts	56,348	4,073,960
Independent Bank Group, Inc.	41,985	2,997,729
International Bancshares Corp.	113,772	4,528,126
Investar Holding Corp.	16,536	420,841
Investors Bancorp, Inc.	535,878	7,164,689
Lakeland Bancorp, Inc.	93,506	1,823,367
Lakeland Financial Corp.	49,836	2,368,207
LCNB Corp.	17,948	335,628
LegacyTexas Financial Group, Inc.	99,509	4,086,835
Live Oak Bancshares, Inc.	48,881	1,380,888
Luther Burbank Corp.	28,477	354,823
Macatawa Bank Corp.	54,364	580,608
MB Financial, Inc.	168,751	7,192,168
MBT Financial Corp.	36,077	367,083
Mercantile Bank Corp.	34,577	1,220,568
Merchants Bancorp/IN	14,692	314,115
Metropolitan Bank Holding Corp. (a)	7,287	344,894
Middlefield Banc Corp.	5,296	271,685
Midland States Bancorp, Inc.	32,181	1,013,702
Midsouth Bancorp, Inc.	29,488	411,358
MidWestOne Financial Group, Inc.	24,074	776,868
MutualFirst Financial, Inc.	12,405	455,884
National Bank Holdings Corp.	52,193	1,836,150
National Bankshares, Inc.	14,057	644,513
National Commerce Corp. (a)	24,939	1,079,859
NBT Bancorp, Inc.	88,042	3,217,055
Nicolet Bankshares, Inc. (a)	18,969	1,054,107
Northeast Bancorp	15,010	292,695
Northrim Bancorp, Inc.	13,736	483,507
Norwood Financial Corp. (b)	11,595	343,328
OFG Bancorp	91,592	1,236,492
Ohio Valley Banc Corp. (b)	8,233	375,013
Old Line Bancshares, Inc.	23,552	801,946
Old National Bancorp, Indiana	281,190	4,836,468
Old Point Financial Corp.	7,341	193,068
Old Second Bancorp, Inc.	61,330	877,019
Opus Bank	41,111	1,159,330
Orrstown Financial Services, Inc.	15,003	395,329
Pacific Mercantile Bancorp (a)	31,307	292,720
Pacific Premier Bancorp, Inc. (a)	81,366	3,234,299
Park National Corp.	27,622	2,979,861
Parke Bancorp, Inc.	11,728	275,022
PCSB Financial Corp.	39,122	793,003
Peapack-Gladstone Financial Corp.	36,878	1,218,449
Penns Woods Bancorp, Inc.	9,330	405,855
People's Utah Bancorp	29,698	945,881
Peoples Bancorp of North Carolina	9,411	289,388
Peoples Bancorp, Inc.	35,580	1,275,899
Peoples Financial Services Corp.	14,087	660,680
Preferred Bank, Los Angeles	28,191	1,796,894
Premier Financial Bancorp, Inc.	19,044	374,786
QCR Holdings, Inc.	25,172	1,139,033
Reliant Bancorp, Inc.	14,031	322,713
Renasant Corp.	94,608	4,279,120
Republic Bancorp, Inc., Kentucky Class A	20,338	857,653
Republic First Bancorp, Inc. (a)(b)	103,653	860,320
S&T Bancorp, Inc.	72,303	3,085,892
Sandy Spring Bancorp, Inc.	67,447	2,672,925
Seacoast Banking Corp., Florida (a)	88,494	2,445,089
ServisFirst Bancshares, Inc.	96,153	4,034,580
Shore Bancshares, Inc.	25,312	457,894
Sierra Bancorp	28,506	794,177
Simmons First National Corp. Class A	172,465	5,208,443
SmartFinancial, Inc. (a)	14,497	345,753
South State Corp.	75,129	6,502,415
Southern First Bancshares, Inc. (a)	13,926	638,507
Southern National Bancorp of Virginia, Inc.	45,772	743,795
Southside Bancshares, Inc.	58,571	2,040,028
State Bank Financial Corp.	77,459	2,440,733
Sterling Bancorp	445,799	10,587,726
Stock Yards Bancorp, Inc.	45,533	1,705,211
Summit Financial Group, Inc.	22,814	571,491
Texas Capital Bancshares, Inc. (a)	104,025	10,262,066
The Bank of NT Butterfield & Son Ltd.	112,466	5,336,512
The First Bancorp, Inc.	20,652	572,473
Tompkins Financial Corp.	30,267	2,351,746
TowneBank	133,252	3,984,235
Trico Bancshares	42,246	1,578,733
TriState Capital Holdings, Inc. (a)	46,570	1,164,250
Triumph Bancorp, Inc. (a)	36,319	1,410,993
Trustmark Corp.	140,468	4,398,053
Two River Bancorp	14,585	248,528
UMB Financial Corp.	94,715	7,253,275
Umpqua Holdings Corp.	465,563	10,968,664
Union Bankshares Corp.	117,313	4,435,605
Union Bankshares, Inc.	7,884	402,084
United Bankshares, Inc., West Virginia (b)	208,114	7,065,470
United Community Bank, Inc.	152,223	4,860,480
United Security Bancshares, California	26,347	292,452
Unity Bancorp, Inc.	15,612	343,464
Univest Corp. of Pennsylvania	60,030	1,725,863
Valley National Bancorp	536,689	6,735,447
Veritex Holdings, Inc. (a)	34,240	983,373
Washington Trust Bancorp, Inc.	31,190	1,727,926
WesBanco, Inc.	87,898	3,849,932
West Bancorp., Inc.	33,304	810,952
Westamerica Bancorp.	53,588	2,990,746
Wintrust Financial Corp.	116,125	10,387,381
		458,786,406
Capital Markets - 1.4%
Arlington Asset Investment Corp.	57,680	659,859
Artisan Partners Asset Management, Inc.	94,816	3,048,334
Associated Capital Group, Inc.	7,891	285,260
B. Riley Financial, Inc.	43,562	899,555
Cohen & Steers, Inc. (b)	44,431	1,781,683
Cowen Group, Inc. Class A (a)(b)	54,335	842,193
Diamond Hill Investment Group, Inc.	6,540	1,278,047
Evercore, Inc. Class A	80,451	8,145,664
Financial Engines, Inc.	121,984	5,446,586
Gain Capital Holdings, Inc.	73,824	602,404
GAMCO Investors, Inc. Class A	11,285	289,460
Greenhill & Co., Inc. (b)	50,908	1,033,432
Hamilton Lane, Inc. Class A	29,058	1,216,077
Houlihan Lokey	55,621	2,475,135
INTL FCStone, Inc. (a)	31,519	1,412,682
Investment Technology Group, Inc.	67,703	1,368,955
Ladenburg Thalmann Financial Services, Inc.	218,554	725,599
Medley Management, Inc.	10,625	60,563
Moelis & Co. Class A	64,907	3,491,997
OM Asset Management Ltd.	157,175	2,384,345
Oppenheimer Holdings, Inc. Class A (non-vtg.)	19,563	525,267
Piper Jaffray Companies	30,303	2,122,725
PJT Partners, Inc.	37,604	2,086,646
Pzena Investment Management, Inc.	34,209	299,671
Rosehill Resources, Inc. (a)(b)	5,211	41,271
Safeguard Scientifics, Inc. (a)	42,705	553,030
Silvercrest Asset Management Group Class A	14,446	222,468
Stifel Financial Corp.	139,532	8,131,925
Value Line, Inc.	2,229	43,421
Virtu Financial, Inc. Class A (b)	52,711	1,897,596
Virtus Investment Partners, Inc.	14,378	1,658,502
Waddell & Reed Financial, Inc. Class A (b)	167,612	3,392,467
Westwood Holdings Group, Inc.	17,347	1,005,779
WisdomTree Investments, Inc. (b)	242,977	2,568,267
		61,996,865
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	15,663	342,550
Elevate Credit, Inc.	35,050	267,782
Encore Capital Group, Inc. (a)(b)	50,408	2,248,197
Enova International, Inc. (a)	69,525	2,037,083
EZCORP, Inc. (non-vtg.) Class A (a)(b)	105,071	1,439,473
First Cash Financial Services, Inc.	96,694	8,383,370
Green Dot Corp. Class A (a)	96,855	5,889,753
LendingClub Corp. (a)	686,044	1,845,458
Nelnet, Inc. Class A	40,929	2,161,460
PRA Group, Inc. (a)(b)	93,105	3,314,538
Regional Management Corp. (a)	21,504	706,836
World Acceptance Corp. (a)(b)	12,782	1,310,155
		29,946,655
Diversified Financial Services - 0.4%
Acushnet Holdings Corp. (b)	66,091	1,596,759
Alteryx, Inc. (a)(b)	49,067	1,533,344
At Home Group, Inc. (a)	22,679	798,074
Cannae Holdings, Inc. (a)	128,463	2,654,046
Cotiviti Holdings, Inc. (a)	77,192	2,666,212
Donnelley Financial Solutions, Inc. (a)	71,018	1,306,731
FB Financial Corp.	26,793	1,067,165
Granite Point Mortgage Trust, Inc.	90,326	1,503,025
Marlin Business Services Corp.	19,059	522,217
On Deck Capital, Inc. (a)	108,189	567,992
Rafael Holdings, Inc. (a)	17,598	144,304
RBB Bancorp	18,530	506,240
Tiptree, Inc.	51,920	329,692
Varex Imaging Corp. (a)(b)	79,399	2,857,570
		18,053,371
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	95,427	1,625,122
American Equity Investment Life Holding Co.	181,355	5,476,921
Amerisafe, Inc.	40,097	2,377,752
AmTrust Financial Services, Inc. (b)	178,087	2,295,541
Argo Group International Holdings, Ltd.	68,139	3,982,725
Atlas Financial Holdings, Inc. (a)	21,330	223,965
Baldwin & Lyons, Inc. Class B	18,876	439,811
Blue Capital Reinsurance Holdings Ltd.	11,934	138,434
Citizens, Inc. Class A (a)(b)	97,829	760,131
CNO Financial Group, Inc.	347,477	7,449,907
Crawford & Co. Class B	24,194	194,036
Donegal Group, Inc. Class A	17,836	248,277
eHealth, Inc. (a)	33,165	624,829
EMC Insurance Group	17,737	460,807
Employers Holdings, Inc.	66,076	2,702,508
Enstar Group Ltd. (a)	23,474	4,933,061
FBL Financial Group, Inc. Class A	20,969	1,630,340
Federated National Holding Co.	25,918	438,014
Genworth Financial, Inc. Class A (a)	1,048,682	2,894,362
Global Indemnity Ltd.	17,725	724,775
Greenlight Capital Re, Ltd. (a)	62,344	966,332
Hallmark Financial Services, Inc. (a)	26,973	277,013
HCI Group, Inc. (b)	16,622	696,296
Health Insurance Innovations, Inc. (a)(b)	24,464	697,224
Heritage Insurance Holdings, Inc. (b)	45,077	707,709
Horace Mann Educators Corp.	85,193	3,808,127
Independence Holding Co.	12,732	450,713
Infinity Property & Casualty Corp.	22,193	2,929,476
Investors Title Co.	3,093	602,207
James River Group Holdings Ltd.	53,740	1,951,837
Kemper Corp.	82,663	5,579,753
Kingstone Companies, Inc.	18,356	313,888
Kinsale Capital Group, Inc.	30,216	1,557,635
Maiden Holdings Ltd.	144,761	1,107,422
MBIA, Inc. (a)(b)	184,352	1,570,679
National General Holdings Corp.	102,953	2,653,099
National Western Life Group, Inc.	4,715	1,496,588
Navigators Group, Inc.	42,837	2,420,291
NI Holdings, Inc. (a)	20,417	333,818
Primerica, Inc.	92,500	8,949,375
RLI Corp.	80,771	5,111,189
Safety Insurance Group, Inc.	30,475	2,438,000
Selective Insurance Group, Inc.	120,093	7,109,506
State Auto Financial Corp.	33,746	1,053,888
Stewart Information Services Corp.	44,253	1,845,793
Third Point Reinsurance Ltd. (a)	191,568	2,547,854
Trupanion, Inc. (a)(b)	47,153	1,239,181
United Fire Group, Inc.	44,165	2,221,058
United Insurance Holdings Corp.	43,013	811,225
Universal Insurance Holdings, Inc.	64,818	2,103,344
WMI Holdings Corp. (a)	405,346	555,324
		105,727,162
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	61,266	1,083,183
American Capital Mortgage Investment Corp.	94,288	1,711,327
Anworth Mortgage Asset Corp.	196,832	931,015
Apollo Commercial Real Estate Finance, Inc.	224,218	4,040,408
Ares Commercial Real Estate Corp.	54,181	662,634
Armour Residential REIT, Inc.	86,948	1,967,633
Capstead Mortgage Corp.	196,753	1,731,426
Cherry Hill Mortgage Investment Corp.	23,718	417,911
CYS Investments, Inc.	323,994	2,323,037
Dynex Capital, Inc.	105,548	694,506
Ellington Residential Mortgage REIT	18,477	210,083
Great Ajax Corp.	33,422	449,192
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	106,556	2,068,252
Invesco Mortgage Capital, Inc.	235,015	3,814,293
KKR Real Estate Finance Trust, Inc.	32,262	635,884
Ladder Capital Corp. Class A	165,994	2,307,317
New York Mortgage Trust, Inc. (b)	229,224	1,389,097
Orchid Island Capital, Inc. (b)	102,590	718,130
Owens Realty Mortgage, Inc.	19,822	307,439
PennyMac Mortgage Investment Trust	126,785	2,230,148
Redwood Trust, Inc.	166,297	2,550,996
Resource Capital Corp.	67,584	659,620
Western Asset Mortgage Capital Corp. (b)	82,675	822,616
ZAIS Financial Corp.	35,584	512,410
		34,238,557
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	14,465	1,076,196
Thrifts & Mortgage Finance - 2.0%
BankFinancial Corp.	30,223	511,675
Beneficial Bancorp, Inc.	140,391	2,225,197
BofI Holding, Inc. (a)(b)	123,328	4,967,652
BSB Bancorp, Inc. (a)	16,907	545,251
Capitol Federal Financial, Inc.	269,598	3,361,887
Charter Financial Corp.	24,911	579,430
Dime Community Bancshares, Inc.	65,641	1,296,410
Entegra Financial Corp. (a)	13,573	394,296
ESSA Bancorp, Inc.	17,955	262,502
Essent Group Ltd. (a)	169,706	5,593,510
Farmer Mac Class C (non-vtg.)	18,338	1,568,082
First Defiance Financial Corp.	21,567	1,286,687
Flagstar Bancorp, Inc. (a)	44,082	1,523,033
Greene County Bancorp, Inc.(b)	6,160	213,444
Hingham Institution for Savings	2,763	563,652
Home Bancorp, Inc.	14,632	634,297
HomeStreet, Inc. (a)	55,605	1,417,928
Impac Mortgage Holdings, Inc. (a)(b)	19,621	167,956
Kearny Financial Corp.	214,958	3,020,160
Lendingtree, Inc. (a)(b)	13,278	3,165,475
Malvern Bancorp, Inc. (a)	13,005	330,977
Meridian Bancorp, Inc. Maryland	99,980	1,889,622
Meta Financial Group, Inc.	19,303	2,145,528
MGIC Investment Corp. (a)	774,133	7,756,813
Nationstar Mortgage Holdings, Inc. (a)(b)	60,861	1,096,715
NMI Holdings, Inc. (a)	120,013	1,662,180
Northfield Bancorp, Inc.	90,479	1,433,187
Northwest Bancshares, Inc.	195,769	3,249,765
OceanFirst Financial Corp.	84,624	2,283,156
Oconee Federal Financial Corp.	2,528	72,629
Ocwen Financial Corp. (a)(b)	221,805	900,528
Oritani Financial Corp.	84,697	1,295,864
PennyMac Financial Services, Inc. (a)	33,426	688,576
PHH Corp. (a)	67,021	711,093
Provident Bancorp, Inc. (a)	8,892	208,962
Provident Financial Holdings, Inc.	11,857	217,576
Provident Financial Services, Inc.	129,326	3,377,995
Prudential Bancorp, Inc.	16,435	300,267
Radian Group, Inc.	452,088	6,464,858
Riverview Bancorp, Inc.	43,286	406,456
SI Financial Group, Inc.	22,727	324,996
Southern Missouri Bancorp, Inc.	13,739	479,491
Sterling Bancorp, Inc.	35,255	449,149
Territorial Bancorp, Inc.	16,524	502,991
Timberland Bancorp, Inc.	12,580	410,737
Trustco Bank Corp., New York	192,035	1,641,899
United Community Financial Corp.	102,810	1,041,465
United Financial Bancorp, Inc. New	104,658	1,729,997
Walker & Dunlop, Inc.	57,926	3,308,154
Washington Federal, Inc.	179,141	5,687,727
Waterstone Financial, Inc.	54,978	942,873
Westfield Financial, Inc.	55,927	604,012
WSFS Financial Corp.	63,464	3,179,546
		90,094,308

TOTAL FINANCIALS		799,919,520

HEALTH CARE - 16.4%
Biotechnology - 6.1%
Abeona Therapeutics, Inc. (a)(b)	58,403	1,019,132
Acceleron Pharma, Inc. (a)	77,886	2,719,000
Achaogen, Inc. (a)(b)	71,927	1,029,275
Achillion Pharmaceuticals, Inc. (a)	279,460	1,053,564
Acorda Therapeutics, Inc. (a)(b)	90,578	2,092,352
Adamas Pharmaceuticals, Inc. (a)(b)	35,983	1,086,327
Aduro Biotech, Inc. (a)(b)	95,021	655,645
Advaxis, Inc. (a)(b)	76,123	121,797
Agenus, Inc. (a)(b)	160,253	549,668
Aileron Therapeutics, Inc.	10,796	54,844
Aimmune Therapeutics, Inc. (a)(b)	74,730	2,319,619
Akebia Therapeutics, Inc. (a)	94,643	871,662
Alder Biopharmaceuticals, Inc. (a)(b)	133,369	1,893,840
Allena Pharmaceuticals, Inc. (a)	10,978	157,315
AMAG Pharmaceuticals, Inc. (a)(b)	73,930	1,519,262
Amicus Therapeutics, Inc. (a)(b)	391,554	5,540,489
AnaptysBio, Inc. (a)	37,177	3,486,459
Anavex Life Sciences Corp. (a)(b)	79,774	181,885
Apellis Pharmaceuticals, Inc. (a)	23,438	565,090
Ardelyx, Inc. (a)	67,566	324,317
Arena Pharmaceuticals, Inc. (a)	99,835	3,977,426
ARMO Biosciences, Inc. (a)(b)	14,390	383,062
Array BioPharma, Inc. (a)	415,014	5,627,590
Arsanis, Inc. (a)	9,404	188,362
Asterias Biotherapeutics, Inc. (a)(b)	59,606	74,508
Atara Biotherapeutics, Inc. (a)(b)	68,662	2,770,512
Athersys, Inc. (a)(b)	206,611	415,288
Audentes Therapeutics, Inc. (a)(b)	42,169	1,575,434
Axovant Sciences Ltd. (a)	65,726	70,327
Bellicum Pharmaceuticals, Inc. (a)(b)	54,966	367,723
BioCryst Pharmaceuticals, Inc. (a)(b)	202,241	995,026
Biohaven Pharmaceutical Holding Co. Ltd. (b)	66,810	1,948,180
Biospecifics Technologies Corp. (a)	11,431	484,903
BioTime, Inc. (a)(b)	175,245	378,529
bluebird bio, Inc. (a)	102,324	17,410,429
Blueprint Medicines Corp. (a)	88,711	6,805,908
Calithera Biosciences, Inc. (a)	61,963	381,072
Calyxt, Inc. (b)	9,654	162,284
Cara Therapeutics, Inc. (a)(b)	55,829	691,163
Catalyst Pharmaceutical Partners, Inc. (a)	176,984	495,555
Celcuity, Inc. (a)	5,644	108,760
Celldex Therapeutics, Inc. (a)	266,083	196,901
ChemoCentryx, Inc. (a)	51,667	564,720
Chimerix, Inc. (a)	95,243	436,213
Clovis Oncology, Inc. (a)	91,527	3,970,441
Coherus BioSciences, Inc. (a)(b)	81,600	987,360
Conatus Pharmaceuticals, Inc. (a)(b)	53,176	181,330
Concert Pharmaceuticals, Inc. (a)	37,688	687,806
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	105,174	625,785
Corvus Pharmaceuticals, Inc. (a)	17,049	163,670
Cue Biopharma, Inc. (a)(b)	18,027	199,018
Curis, Inc. (a)	267,412	142,745
Cytokinetics, Inc. (a)	88,934	738,152
CytomX Therapeutics, Inc. (a)	60,842	1,600,145
Deciphera Pharmaceuticals, Inc. (a)	16,692	374,568
Denali Therapeutics, Inc. (a)(b)	33,909	626,638
Dyax Corp. rights 12/31/19 (a)(c)	125,389	440,115
Dynavax Technologies Corp. (a)(b)	127,286	2,157,498
Eagle Pharmaceuticals, Inc. (a)(b)	16,919	879,957
Edge Therapeutics, Inc. (a)(b)	40,184	44,202
Editas Medicine, Inc. (a)(b)	77,551	2,435,101
Emergent BioSolutions, Inc. (a)	70,574	3,659,968
Enanta Pharmaceuticals, Inc. (a)(b)	32,425	3,017,146
Epizyme, Inc. (a)(b)	101,523	1,304,571
Esperion Therapeutics, Inc. (a)(b)	36,331	2,543,533
Exact Sciences Corp. (a)(b)	245,645	12,284,706
Fate Therapeutics, Inc. (a)(b)	101,401	1,024,150
FibroGen, Inc. (a)	145,676	6,620,974
Five Prime Therapeutics, Inc. (a)	67,828	1,136,119
Flexion Therapeutics, Inc. (a)(b)	68,669	1,711,231
Fortress Biotech, Inc. (a)	66,666	266,664
Foundation Medicine, Inc. (a)(b)	30,368	2,318,597
Genocea Biosciences, Inc. (a)(b)	166,761	160,091
Genomic Health, Inc. (a)	41,460	1,315,526
Geron Corp. (a)(b)	308,568	1,147,873
Global Blood Therapeutics, Inc. (a)(b)	81,055	3,578,578
Halozyme Therapeutics, Inc. (a)(b)	248,556	4,705,165
Heron Therapeutics, Inc. (a)(b)	113,555	3,440,717
Idera Pharmaceuticals, Inc. (a)(b)	302,939	463,497
Immune Design Corp. (a)	64,830	239,871
ImmunoGen, Inc. (a)(b)	208,629	2,292,833
Immunomedics, Inc. (a)(b)	212,697	3,873,212
Inovio Pharmaceuticals, Inc. (a)(b)	172,664	757,995
Insmed, Inc. (a)(b)	160,004	3,892,897
Insys Therapeutics, Inc. (a)(b)	49,394	346,252
Intellia Therapeutics, Inc. (a)(b)	34,773	696,155
Invitae Corp. (a)	91,523	506,122
Iovance Biotherapeutics, Inc. (a)	154,018	2,233,261
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	281,449	5,099,856
Jounce Therapeutics, Inc. (a)(b)	30,191	621,633
Karyopharm Therapeutics, Inc. (a)	73,530	961,772
Keryx Biopharmaceuticals, Inc. (a)(b)	188,069	833,146
Kindred Biosciences, Inc. (a)	51,469	470,941
Kura Oncology, Inc. (a)	44,783	678,462
La Jolla Pharmaceutical Co. (a)(b)	36,059	1,046,432
Lexicon Pharmaceuticals, Inc. (a)(b)	91,312	753,324
Ligand Pharmaceuticals, Inc. Class B (a)(b)	42,760	6,621,386
Loxo Oncology, Inc. (a)(b)	47,653	5,999,989
Macrogenics, Inc. (a)(b)	70,230	1,619,504
Madrigal Pharmaceuticals, Inc. (a)(b)	9,909	1,121,302
Matinas BioPharma Holdings, Inc. (a)(b)	132,191	58,587
MediciNova, Inc. (a)(b)	80,011	901,724
Menlo Therapeutics, Inc. (a)(b)	13,012	104,226
Merrimack Pharmaceuticals, Inc.	25,957	220,115
MiMedx Group, Inc. (a)(b)	215,235	1,767,079
Minerva Neurosciences, Inc. (a)	53,609	351,139
Miragen Therapeutics, Inc. (a)(b)	34,486	236,574
Momenta Pharmaceuticals, Inc. (a)	158,148	3,289,478
Myriad Genetics, Inc. (a)(b)	136,621	3,865,008
NantKwest, Inc. (a)	59,763	233,076
Natera, Inc. (a)	68,096	757,908
NewLink Genetics Corp. (a)(b)	58,735	267,832
Novavax, Inc. (a)(b)	651,621	1,016,529
Novelion Therapeutics, Inc. (a)(b)	30,610	131,317
Nymox Pharmaceutical Corp. (a)(b)	63,876	261,253
OncoCyte Corp. (a)(b)	8,344	17,940
Organovo Holdings, Inc. (a)(b)	211,615	262,403
Otonomy, Inc. (a)	57,041	213,904
Ovid Therapeutics, Inc.	24,808	235,180
PDL BioPharma, Inc. (a)(b)	321,445	938,619
Pieris Pharmaceuticals, Inc. (a)	84,575	538,743
Portola Pharmaceuticals, Inc. (a)(b)	118,896	4,295,712
Progenics Pharmaceuticals, Inc. (a)(b)	146,134	951,332
Protagonist Therapeutics, Inc. (a)	23,056	199,204
Prothena Corp. PLC (a)(b)	81,580	978,960
PTC Therapeutics, Inc. (a)	84,048	2,330,651
Puma Biotechnology, Inc. (a)(b)	60,874	3,880,718
Ra Pharmaceuticals, Inc. (a)	32,698	198,477
Radius Health, Inc. (a)(b)	80,370	2,427,174
Recro Pharma, Inc. (a)	27,558	335,105
REGENXBIO, Inc. (a)	58,541	2,186,506
Repligen Corp. (a)	78,137	2,891,069
Retrophin, Inc. (a)(b)	83,675	2,100,243
Rigel Pharmaceuticals, Inc. (a)	305,416	1,102,552
Sage Therapeutics, Inc. (a)	87,934	12,655,461
Sangamo Therapeutics, Inc. (a)(b)	174,485	2,756,863
Sarepta Therapeutics, Inc. (a)(b)	128,024	9,775,913
Selecta Biosciences, Inc. (a)(b)	28,499	334,008
Seres Therapeutics, Inc. (a)(b)	41,378	317,369
Sienna Biopharmaceuticals, Inc. (b)	32,039	614,508
Solid Biosciences, Inc. (a)	18,361	262,930
Spark Therapeutics, Inc. (a)(b)	57,517	4,389,697
Spectrum Pharmaceuticals, Inc. (a)(b)	180,733	2,877,269
Stemline Therapeutics, Inc. (a)(b)	55,655	957,266
Strongbridge Biopharma PLC (a)	59,394	454,364
Syndax Pharmaceuticals, Inc. (a)	23,820	248,681
Synergy Pharmaceuticals, Inc. (a)(b)	513,274	800,707
Syros Pharmaceuticals, Inc. (a)	31,277	381,579
TG Therapeutics, Inc. (a)(b)	107,197	1,538,277
Tobira Therapeutics, Inc. rights (a)(b)(c)	9,663	69,477
Tocagen, Inc. (b)	36,024	333,222
Trevena, Inc. (a)	118,416	220,254
Ultragenyx Pharmaceutical, Inc. (a)(b)	93,233	4,739,966
Vanda Pharmaceuticals, Inc. (a)	93,589	1,305,567
VBI Vaccines, Inc. (a)	69,889	218,752
Veracyte, Inc. (a)	47,917	290,377
Versartis, Inc. (a)	66,993	100,490
Voyager Therapeutics, Inc. (a)(b)	35,375	642,410
vTv Therapeutics, Inc. Class A (a)(b)	14,349	25,685
Xbiotech, Inc. (a)(b)	39,372	189,379
Xencor, Inc. (a)	79,207	2,296,211
ZIOPHARM Oncology, Inc. (a)(b)	271,681	1,146,494
		270,860,912
Health Care Equipment & Supplies - 4.1%
Abaxis, Inc.	46,150	3,072,206
Accuray, Inc. (a)(b)	175,908	879,540
Analogic Corp.	26,186	2,176,057
Angiodynamics, Inc. (a)	75,545	1,464,062
Anika Therapeutics, Inc. (a)	29,624	1,303,752
Antares Pharma, Inc. (a)(b)	300,229	702,536
Atricure, Inc. (a)	66,311	1,474,094
Atrion Corp.	2,901	1,804,712
AxoGen, Inc. (a)(b)	58,908	2,344,538
Cantel Medical Corp.	75,905	8,506,673
Cardiovascular Systems, Inc. (a)	69,276	1,582,957
Cerus Corp. (a)	265,690	1,381,588
ConforMis, Inc. (a)	112,502	145,690
CONMED Corp.	57,149	3,716,399
Corindus Vascular Robotics, Inc. (a)(b)	206,963	215,242
Cryolife, Inc. (a)	66,415	1,491,017
Cutera, Inc. (a)	27,387	1,373,458
Endologix, Inc. (a)(b)	171,870	740,760
Fonar Corp. (a)	12,510	355,910
Genmark Diagnostics, Inc. (a)(b)	108,183	677,226
Glaukos Corp. (a)(b)	60,244	2,029,018
Globus Medical, Inc. (a)	147,495	7,550,269
Haemonetics Corp. (a)	112,439	8,774,740
Halyard Health, Inc. (a)	98,071	4,645,623
Heska Corp. (a)	13,542	1,105,298
ICU Medical, Inc. (a)	31,872	8,022,182
Inogen, Inc. (a)	35,965	5,055,960
Insulet Corp. (a)	121,411	10,441,346
Integer Holdings Corp. (a)	65,531	3,597,652
Integra LifeSciences Holdings Corp. (a)	132,906	8,190,997
Invacare Corp.	68,373	1,244,389
iRhythm Technologies, Inc. (a)	29,553	1,718,507
K2M Group Holdings, Inc. (a)	87,575	1,672,683
Lantheus Holdings, Inc. (a)	64,551	1,149,008
LeMaitre Vascular, Inc. (b)	32,122	1,010,237
LivaNova PLC (a)	101,390	9,001,404
Masimo Corp. (a)	93,858	8,421,878
Meridian Bioscience, Inc.	86,299	1,259,965
Merit Medical Systems, Inc. (a)	101,819	4,938,222
Natus Medical, Inc. (a)	64,303	2,125,214
Neogen Corp. (a)	104,575	7,126,786
Nevro Corp. (a)(b)	58,409	5,219,428
Novocure Ltd. (a)(b)	122,046	3,331,856
NuVasive, Inc. (a)	105,798	5,629,512
NxStage Medical, Inc. (a)	135,049	3,595,004
Obalon Therapeutics, Inc. (a)(b)	17,904	68,930
OraSure Technologies, Inc. (a)	119,278	2,114,799
Orthofix International NV (a)	36,197	2,208,741
OrthoPediatrics Corp. (b)	9,408	177,059
Oxford Immunotec Global PLC (a)(b)	53,674	688,637
Penumbra, Inc. (a)(b)	61,165	7,605,868
Pulse Biosciences, Inc. (a)(b)	18,441	324,377
Quanterix Corp. (a)(b)	10,049	170,331
Quidel Corp. (a)	59,516	3,374,557
Quotient Ltd. (a)(b)	54,096	225,580
Restoration Robotics, Inc. (a)(b)	7,405	31,619
Rockwell Medical Technologies, Inc. (a)(b)	102,176	540,511
RTI Biologics, Inc. (a)	117,317	516,195
Sientra, Inc. (a)(b)	29,333	386,609
Staar Surgical Co. (a)	86,059	1,398,459
SurModics, Inc. (a)	26,693	996,984
Tactile Systems Technology, Inc. (a)(b)	26,774	932,003
Utah Medical Products, Inc.	7,428	754,313
ViewRay, Inc. (a)(b)	65,036	479,966
Viveve Medical, Inc. (a)(b)	41,005	141,057
Wright Medical Group NV (a)(b)	221,645	4,346,458
		179,748,648
Health Care Providers & Services - 2.2%
AAC Holdings, Inc. (a)(b)	23,181	262,641
Aceto Corp.	60,500	152,460
Addus HomeCare Corp. (a)	15,791	829,028
Amedisys, Inc. (a)	59,497	3,932,157
American Renal Associates Holdings, Inc. (a)	19,635	287,653
AMN Healthcare Services, Inc. (a)(b)	98,264	6,568,948
BioScrip, Inc. (a)(b)	244,314	642,546
BioTelemetry, Inc. (a)(b)	66,156	2,527,159
Capital Senior Living Corp. (a)	49,684	583,787
Chemed Corp.	32,860	10,128,109
Civitas Solutions, Inc. (a)	32,476	462,783
Community Health Systems, Inc. (a)(b)	198,833	751,589
Corvel Corp. (a)	19,436	953,336
Cross Country Healthcare, Inc. (a)	75,093	944,670
Diplomat Pharmacy, Inc. (a)	102,086	2,224,454
G1 Therapeutics, Inc.	28,332	1,086,532
Genesis HealthCare, Inc. Class A (a)(b)	91,466	139,028
HealthEquity, Inc. (a)(b)	105,264	6,912,687
HealthSouth Corp.	205,295	12,486,042
Kindred Healthcare, Inc.	177,213	1,577,196
LHC Group, Inc. (a)	57,244	4,260,098
Magellan Health Services, Inc. (a)	50,456	4,230,736
Molina Healthcare, Inc. (a)(b)	96,229	8,011,064
National Healthcare Corp.	23,425	1,435,484
National Research Corp. Class A	22,914	749,288
National Vision Holdings, Inc.	62,988	2,096,241
OptiNose, Inc. (b)	10,995	235,293
Owens & Minor, Inc. (b)	127,917	2,078,651
Providence Service Corp. (a)	23,769	1,803,592
R1 RCM, Inc. (a)	208,392	1,548,353
RadNet, Inc. (a)	76,356	1,011,717
Select Medical Holdings Corp. (a)	223,694	4,037,677
Surgery Partners, Inc. (a)(b)	39,284	628,544
Tenet Healthcare Corp. (a)(b)	170,364	4,078,514
The Ensign Group, Inc.	102,927	2,868,575
Tivity Health, Inc. (a)	77,649	2,791,482
Triple-S Management Corp. (a)	48,014	1,361,197
U.S. Physical Therapy, Inc.	25,554	2,331,803
		99,011,114
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	380,624	4,422,851
Castlight Health, Inc. Class B (a)	129,091	484,091
Computer Programs & Systems, Inc. (b)	24,527	732,131
Evolent Health, Inc. (a)(b)	125,690	2,073,885
HealthStream, Inc.	53,252	1,234,914
HMS Holdings Corp. (a)	173,771	3,129,616
Inovalon Holdings, Inc. Class A (a)(b)	135,407	1,428,544
Medidata Solutions, Inc. (a)(b)	117,959	8,417,554
NantHealth, Inc. (a)(b)	32,163	109,676
Omnicell, Inc. (a)	78,381	3,378,221
Quality Systems, Inc. (a)	109,425	1,469,578
Simulations Plus, Inc.	22,128	364,006
Tabula Rasa HealthCare, Inc. (a)(b)	25,425	1,042,171
Teladoc, Inc. (a)(b)	121,010	5,203,430
Vocera Communications, Inc. (a)	61,052	1,530,574
		35,021,242
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	56,037	1,244,021
Cambrex Corp. (a)(b)	67,625	3,580,744
Codexis, Inc. (a)	84,885	954,956
Enzo Biochem, Inc. (a)	89,034	534,204
Fluidigm Corp. (a)(b)	82,190	484,921
INC Research Holdings, Inc. Class A (a)	114,005	4,343,591
Luminex Corp.	85,266	1,820,429
Medpace Holdings, Inc. (a)(b)	19,670	727,593
Nanostring Technologies, Inc. (a)	41,672	395,884
NeoGenomics, Inc. (a)(b)	116,743	1,118,398
Pacific Biosciences of California, Inc. (a)(b)	244,621	631,122
PRA Health Sciences, Inc. (a)	103,648	8,516,756
		24,352,619
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (a)(b)	49,194	873,194
Aerie Pharmaceuticals, Inc. (a)(b)	71,075	3,639,040
Akcea Therapeutics, Inc. (b)	31,057	810,898
Amphastar Pharmaceuticals, Inc. (a)	75,029	1,432,304
ANI Pharmaceuticals, Inc. (a)	16,965	1,006,873
Aratana Therapeutics, Inc. (a)	83,770	431,416
Assembly Biosciences, Inc. (a)	33,800	1,469,624
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc.	15,455	247,435
Avexis, Inc. (a)	58,672	12,477,188
Catalent, Inc. (a)	279,555	11,492,506
Clearside Biomedical, Inc. (a)	43,542	530,342
Collegium Pharmaceutical, Inc. (a)(b)	52,329	1,237,581
Corcept Therapeutics, Inc. (a)(b)	189,692	3,164,063
Corium International, Inc. (a)(b)	43,421	428,999
DepoMed, Inc. (a)(b)	121,424	762,543
Dermira, Inc. (a)(b)	81,741	744,661
Dova Pharmaceuticals, Inc. (b)	12,644	364,274
Durect Corp. (a)	299,741	608,474
Evolus, Inc. (a)(b)	10,226	70,048
Horizon Pharma PLC (a)	340,089	4,502,778
Impax Laboratories, Inc. (a)(b)	153,249	2,881,081
Innoviva, Inc. (a)(b)	155,883	2,260,304
Intersect ENT, Inc. (a)	55,129	2,202,404
Intra-Cellular Therapies, Inc. (a)(b)	89,153	1,553,045
Kala Pharmaceuticals, Inc. (b)	30,087	451,907
Lannett Co., Inc. (a)(b)	59,533	928,715
Melinta Therapeutics, Inc. (a)(b)	30,610	208,148
Mersana Therapeutics, Inc. (b)	22,628	385,129
MyoKardia, Inc. (a)(b)	41,121	2,031,377
Nektar Therapeutics (a)	314,258	26,290,764
Neos Therapeutics, Inc. (a)(b)	50,074	415,614
Ocular Therapeutix, Inc. (a)(b)	58,345	366,990
Odonate Therapeutics, Inc. (a)(b)	13,681	288,395
Omeros Corp. (a)(b)	94,720	1,359,232
Pacira Pharmaceuticals, Inc. (a)	82,871	2,743,030
Paratek Pharmaceuticals, Inc. (a)(b)	56,345	602,892
Phibro Animal Health Corp. Class A	41,606	1,759,934
Prestige Brands Holdings, Inc. (a)(b)	111,891	3,294,071
Reata Pharmaceuticals, Inc. (a)(b)	24,220	640,377
resTORbio, Inc. (a)(b)	13,324	119,916
Revance Therapeutics, Inc. (a)	56,555	1,580,712
Rhythm Pharmaceuticals, Inc. (b)	16,668	395,198
scPharmaceuticals, Inc. (a)(b)	16,478	164,286
Spero Therapeutics, Inc. (a)	12,209	147,851
Supernus Pharmaceuticals, Inc. (a)	100,490	4,712,981
Teligent, Inc. (a)(b)	83,218	249,654
Tetraphase Pharmaceuticals, Inc. (a)	104,446	336,316
The Medicines Company (a)(b)	145,167	4,368,075
TherapeuticsMD, Inc. (a)(b)	343,357	1,888,464
Theravance Biopharma, Inc. (a)(b)	88,011	2,118,425
WAVE Life Sciences (a)(b)	25,062	1,114,006
Zogenix, Inc. (a)(b)	71,375	2,805,038
Zynerba Pharmaceuticals, Inc. (a)(b)	23,603	242,403
		117,200,975

TOTAL HEALTH CARE		726,195,510

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.4%
AAR Corp.	67,881	2,939,247
Aerojet Rocketdyne Holdings, Inc. (a)	144,179	4,028,361
AeroVironment, Inc. (a)(b)	43,647	2,378,762
Astronics Corp. (a)	44,178	1,616,031
Axon Enterprise, Inc. (a)(b)	108,988	4,575,316
Cubic Corp.	52,661	3,251,817
Curtiss-Wright Corp.	92,183	11,803,111
Ducommun, Inc. (a)	23,557	685,273
Engility Holdings, Inc. (a)	38,199	971,019
Esterline Technologies Corp. (a)	54,815	3,938,458
KEYW Holding Corp. (a)(b)	101,124	782,700
KLX, Inc. (a)	105,250	8,233,708
Kratos Defense & Security Solutions, Inc. (a)(b)	178,060	1,782,381
Mercury Systems, Inc. (a)	98,182	3,149,679
Moog, Inc. Class A	66,659	5,464,038
National Presto Industries, Inc. (b)	10,446	1,000,205
Sparton Corp. (a)	19,508	360,313
Triumph Group, Inc. (b)	102,235	2,417,858
Vectrus, Inc. (a)	23,269	837,684
Wesco Aircraft Holdings, Inc. (a)	117,798	1,189,760
		61,405,721
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	122,466	2,478,712
Atlas Air Worldwide Holdings, Inc. (a)	49,100	3,112,940
Echo Global Logistics, Inc. (a)	54,922	1,499,371
Forward Air Corp.	61,958	3,345,112
Hub Group, Inc. Class A (a)	67,982	2,987,809
Radiant Logistics, Inc. (a)	75,792	267,546
		13,691,490
Airlines - 0.3%
Allegiant Travel Co. (b)	26,429	4,235,247
Hawaiian Holdings, Inc.	105,810	4,359,372
SkyWest, Inc.	105,834	6,021,955
		14,616,574
Building Products - 1.3%
AAON, Inc.	87,529	2,975,986
Advanced Drain Systems, Inc. Del	75,992	1,914,998
American Woodmark Corp. (a)	28,904	2,375,909
Apogee Enterprises, Inc.	58,453	2,403,003
Builders FirstSource, Inc. (a)	230,427	4,200,684
Caesarstone Sdot-Yam Ltd. (b)	47,425	874,991
Continental Building Products, Inc. (a)	80,346	2,257,723
CSW Industrials, Inc. (a)	29,955	1,298,549
GCP Applied Technologies, Inc. (a)	150,485	4,311,395
Gibraltar Industries, Inc. (a)	66,377	2,333,152
GMS, Inc. (a)	68,547	2,135,925
Griffon Corp.	60,703	1,207,990
Insteel Industries, Inc.	37,685	1,131,681
Jeld-Wen Holding, Inc. (a)	140,142	3,939,392
Masonite International Corp. (a)	59,445	3,608,312
NCI Building Systems, Inc. (a)	90,169	1,577,958
Patrick Industries, Inc. (a)	50,769	2,888,756
PGT, Inc. (a)	100,732	1,757,773
Quanex Building Products Corp.	72,308	1,240,082
Simpson Manufacturing Co. Ltd.	86,699	4,740,701
Trex Co., Inc. (a)	61,858	6,425,809
Universal Forest Products, Inc.	124,838	3,979,835
		59,580,604
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	116,686	3,632,435
ACCO Brands Corp.	218,282	2,630,298
ADS Waste Holdings, Inc. (a)	105,037	2,315,015
Aqua Metals, Inc. (a)(b)	46,036	144,093
ARC Document Solutions, Inc. (a)	80,958	178,108
Brady Corp. Class A	97,151	3,536,296
Casella Waste Systems, Inc. Class A (a)	81,129	1,988,472
CECO Environmental Corp.	60,416	283,955
Cimpress NV (a)(b)	51,360	7,386,082
CompX International, Inc. Class A	2,441	33,564
Covanta Holding Corp.	244,842	3,648,146
Deluxe Corp.	99,845	6,843,376
Ennis, Inc.	52,380	937,602
Essendant, Inc.	80,453	598,570
Evoqua Water Technologies Corp. (a)	103,058	2,105,475
Healthcare Services Group, Inc. (b)	148,421	5,733,503
Heritage-Crystal Clean, Inc. (a)	30,277	640,359
Herman Miller, Inc.	125,700	3,858,990
HNI Corp.	90,553	3,023,565
Hudson Technologies, Inc. (a)(b)	75,121	329,030
InnerWorkings, Inc. (a)	98,482	994,668
Interface, Inc.	126,659	2,786,498
Kimball International, Inc. Class B	76,221	1,259,171
Knoll, Inc.	100,005	1,907,095
LSC Communications, Inc.	71,020	1,241,430
Matthews International Corp. Class A	65,840	3,236,036
McGrath RentCorp.	49,042	2,890,045
Mobile Mini, Inc.	91,670	3,850,140
Msa Safety, Inc.	69,464	6,032,254
Multi-Color Corp.	28,961	1,881,017
NL Industries, Inc. (a)	16,912	129,377
Quad/Graphics, Inc.	65,507	1,618,678
R.R. Donnelley & Sons Co.	145,073	1,225,867
SP Plus Corp. (a)	35,970	1,264,346
Steelcase, Inc. Class A	176,212	2,334,809
Team, Inc. (a)(b)	61,321	1,039,391
Tetra Tech, Inc.	116,498	5,638,503
The Brink's Co.	96,082	7,090,852
U.S. Ecology, Inc.	45,587	2,429,787
UniFirst Corp.	31,870	5,118,322
Viad Corp.	41,889	2,125,867
VSE Corp.	18,024	924,451
		106,865,538
Construction & Engineering - 1.2%
Aegion Corp. (a)	66,916	1,518,324
Ameresco, Inc. Class A (a)	40,075	474,889
Argan, Inc.	30,308	1,212,320
Chicago Bridge & Iron Co. NV (b)	210,399	3,177,025
Comfort Systems U.S.A., Inc.	76,802	3,241,044
Dycom Industries, Inc. (a)(b)	62,957	6,538,714
EMCOR Group, Inc.	123,215	9,067,392
Granite Construction, Inc.	82,738	4,333,816
Great Lakes Dredge & Dock Corp. (a)	122,447	563,256
HC2 Holdings, Inc. (a)	84,170	429,267
Ies Holdings, Inc. (a)(b)	17,549	296,578
KBR, Inc.	293,836	4,904,123
Keane Group, Inc. (a)	109,994	1,710,407
Layne Christensen Co. (a)(b)	38,503	543,277
MasTec, Inc. (a)	139,472	6,136,768
MYR Group, Inc. (a)	33,887	1,016,610
Northwest Pipe Co. (a)	19,298	380,750
NV5 Holdings, Inc. (a)	16,937	996,742
Orion Group Holdings, Inc. (a)	55,607	336,978
Primoris Services Corp.	82,332	2,106,876
Sterling Construction Co., Inc. (a)	54,732	609,167
Tutor Perini Corp. (a)(b)	77,432	1,598,971
		51,193,294
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	14,008	558,499
AZZ, Inc.	54,893	2,445,483
Babcock & Wilcox Enterprises, Inc. (a)(b)	354,012	807,147
Encore Wire Corp.	42,209	2,222,304
Energous Corp. (a)(b)	39,069	701,679
EnerSys	87,798	6,019,431
Generac Holdings, Inc. (a)	127,142	5,722,661
General Cable Corp. (b)	104,656	3,103,050
LSI Industries, Inc.	49,808	305,323
Plug Power, Inc. (a)(b)	476,116	871,292
Powell Industries, Inc.	17,833	535,882
Preformed Line Products Co.	6,176	415,336
Revolution Lighting Technologies, Inc. (a)(b)	25,263	89,936
Sunrun, Inc. (a)(b)	180,577	1,664,920
Thermon Group Holdings, Inc. (a)(b)	66,595	1,517,700
TPI Composites, Inc. (a)	23,148	524,302
Vicor Corp. (a)	35,025	1,255,646
Vivint Solar, Inc. (a)(b)	54,667	215,935
		28,976,526
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	75,039	2,746,427
Machinery - 3.6%
Actuant Corp. Class A	124,339	2,928,183
Alamo Group, Inc.	19,745	2,161,485
Albany International Corp. Class A	60,873	3,600,638
Altra Industrial Motion Corp. (b)	60,255	2,509,621
American Railcar Industries, Inc.	14,694	557,637
Astec Industries, Inc.	44,465	2,470,475
Barnes Group, Inc.	105,367	5,851,030
Blue Bird Corp. (a)	25,537	606,504
Briggs & Stratton Corp.	86,136	1,553,032
Cactus, Inc. (a)	48,426	1,390,310
Chart Industries, Inc. (a)	64,002	3,631,473
CIRCOR International, Inc.	34,055	1,442,910
Columbus McKinnon Corp. (NY Shares)	46,932	1,683,920
Commercial Vehicle Group, Inc. (a)	50,951	341,881
Dmc Global, Inc.	29,505	1,141,844
Douglas Dynamics, Inc.	46,079	1,923,798
Eastern Co.	11,294	320,750
Energy Recovery, Inc. (a)(b)	76,006	645,291
EnPro Industries, Inc.	44,087	3,313,138
ESCO Technologies, Inc.	52,976	2,958,710
ExOne Co. (a)(b)	22,522	155,852
Federal Signal Corp.	123,206	2,668,642
Franklin Electric Co., Inc.	97,961	4,016,401
FreightCar America, Inc.	24,550	342,227
Gencor Industries, Inc. (a)	17,734	275,764
Global Brass & Copper Holdings, Inc.	44,782	1,343,460
Gorman-Rupp Co.	37,680	1,186,166
Graham Corp.	19,322	416,969
Greenbrier Companies, Inc. (b)	57,724	2,531,197
Hardinge, Inc.	23,397	429,101
Harsco Corp. (a)	168,138	3,438,422
Hillenbrand, Inc.	131,993	6,117,876
Hurco Companies, Inc.	13,713	606,115
Hyster-Yale Materials Handling Class A	21,294	1,516,133
John Bean Technologies Corp.	65,729	7,082,300
Kadant, Inc.	22,467	2,072,581
Kennametal, Inc.	169,392	6,174,338
L.B. Foster Co. Class A (a)	16,843	396,653
Lindsay Corp.	22,011	1,933,886
Lydall, Inc. (a)	34,450	1,536,470
Manitowoc Co., Inc. (a)	66,455	1,638,116
Meritor, Inc. (a)	174,926	3,405,809
Milacron Holdings Corp. (a)	141,145	2,544,844
Miller Industries, Inc.	22,296	551,826
Mueller Industries, Inc.	118,757	3,227,815
Mueller Water Products, Inc. Class A	319,865	3,131,478
Navistar International Corp. New (a)	103,995	3,620,066
NN, Inc.	56,004	1,136,881
Omega Flex, Inc.	5,897	385,074
Park-Ohio Holdings Corp.	18,991	719,759
ProPetro Holding Corp. (a)(b)	118,984	2,177,407
Proto Labs, Inc. (a)	51,685	6,158,268
RBC Bearings, Inc. (a)	49,132	5,717,982
Rexnord Corp. (a)	216,767	5,963,260
Spartan Motors, Inc.	71,899	1,283,397
SPX Corp. (a)	88,962	2,814,758
SPX Flow, Inc. (a)	86,972	3,913,740
Standex International Corp.	26,488	2,568,012
Sun Hydraulics Corp.	57,833	2,808,949
Tennant Co.	36,749	2,719,426
Titan International, Inc.	102,775	1,058,583
TriMas Corp. (a)	94,658	2,565,232
Twin Disc, Inc. (a)	17,272	381,366
Wabash National Corp.	122,004	2,447,400
Watts Water Technologies, Inc. Class A	58,323	4,345,064
Woodward, Inc.	111,146	7,995,843
		160,553,538
Marine - 0.1%
Costamare, Inc. (b)	107,496	729,898
Eagle Bulk Shipping, Inc. (a)	77,732	393,324
Genco Shipping & Trading Ltd. (a)	15,550	248,800
Matson, Inc.	88,028	2,573,058
Navios Maritime Holdings, Inc. (a)(b)	185,580	140,725
Safe Bulkers, Inc. (a)	99,599	290,829
Scorpio Bulkers, Inc.	126,772	969,806
		5,346,440
Professional Services - 1.4%
Acacia Research Corp. (a)	100,139	365,507
Asgn, Inc. (a)	104,548	8,429,705
Barrett Business Services, Inc.	14,636	1,280,943
BG Staffing, Inc.	14,012	267,209
CBIZ, Inc. (a)	107,651	2,002,309
CRA International, Inc.	16,736	945,082
Exponent, Inc.	53,591	4,630,262
Forrester Research, Inc.	21,975	874,605
Franklin Covey Co. (a)	20,968	511,619
FTI Consulting, Inc. (a)	79,290	4,630,536
GP Strategies Corp. (a)	25,403	529,653
Heidrick & Struggles International, Inc.	37,930	1,428,065
Hill International, Inc. (a)	69,030	365,859
Huron Consulting Group, Inc. (a)	45,303	1,696,597
ICF International, Inc.	37,379	2,508,131
Insperity, Inc.	75,714	6,076,049
Kelly Services, Inc. Class A (non-vtg.)	63,546	1,859,356
Kforce, Inc.	47,895	1,271,612
Korn/Ferry International	109,775	5,868,572
MISTRAS Group, Inc. (a)	37,071	721,772
Navigant Consulting, Inc. (a)	96,530	2,064,777
Resources Connection, Inc.	64,372	1,007,422
RPX Corp.	96,807	1,048,420
TriNet Group, Inc. (a)	86,372	4,461,114
TrueBlue, Inc. (a)	85,699	2,283,878
WageWorks, Inc. (a)	82,864	3,451,286
Willdan Group, Inc. (a)	16,610	475,046
		61,055,386
Road & Rail - 0.8%
ArcBest Corp.	54,462	1,748,230
Avis Budget Group, Inc. (a)(b)	151,058	7,463,776
Covenant Transport Group, Inc. Class A (a)	24,943	692,168
Daseke, Inc. (a)	69,106	572,198
Heartland Express, Inc.	97,563	1,739,548
Knight-Swift Transportation Holdings, Inc. Class A	261,639	10,206,537
Marten Transport Ltd.	81,020	1,579,890
Roadrunner Transportation Systems, Inc. (a)	61,839	132,954
Saia, Inc. (a)	53,075	3,505,604
Schneider National, Inc. Class B (b)	88,028	2,348,587
Universal Logistics Holdings, Inc.	16,904	371,043
Werner Enterprises, Inc.	98,932	3,393,368
YRC Worldwide, Inc. (a)	69,921	581,743
		34,335,646
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	101,935	1,997,926
Applied Industrial Technologies, Inc.	80,051	5,119,261
Beacon Roofing Supply, Inc. (a)	142,754	6,987,808
BMC Stock Holdings, Inc. (a)	135,581	2,338,772
CAI International, Inc. (a)	34,206	768,951
DXP Enterprises, Inc. (a)	32,495	1,179,569
EnviroStar, Inc. (b)	7,399	270,064
GATX Corp. (b)	79,541	5,189,255
H&E Equipment Services, Inc.	65,265	2,111,323
Herc Holdings, Inc. (a)	50,688	2,668,723
Huttig Building Products, Inc. (a)(b)	48,205	299,353
Kaman Corp.	58,629	3,555,263
Lawson Products, Inc. (a)	13,031	301,668
MRC Global, Inc. (a)	186,218	3,487,863
Nexeo Solutions, Inc. (a)	56,857	579,373
Now, Inc. (a)(b)	225,662	2,737,280
Rush Enterprises, Inc.:
Class A (a)	64,487	2,633,004
Class B (a)	9,896	385,053
SiteOne Landscape Supply, Inc. (a)(b)	70,911	4,857,404
Textainer Group Holdings Ltd. (a)(b)	55,864	960,861
Titan Machinery, Inc. (a)	39,357	760,377
Triton International Ltd.	98,279	3,047,632
Veritiv Corp. (a)	23,711	902,204
Willis Lease Finance Corp. (a)	6,974	227,910
		53,366,897

TOTAL INDUSTRIALS		653,734,081

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.6%
ADTRAN, Inc.	100,232	1,468,399
Aerohive Networks, Inc. (a)	64,796	263,720
Applied Optoelectronics, Inc. (a)(b)	39,150	1,251,234
CalAmp Corp. (a)	73,222	1,446,135
Calix Networks, Inc. (a)	93,365	620,877
Carvana Co. Class A	51,758	1,356,577
Ciena Corp. (a)	299,282	7,706,512
Clearfield, Inc. (a)(b)	23,282	284,040
Comtech Telecommunications Corp.	48,192	1,474,193
Digi International, Inc. (a)	58,746	675,579
EMCORE Corp. (a)	55,272	248,724
Extreme Networks, Inc. (a)	238,364	2,550,495
Finisar Corp. (a)(b)	237,596	3,701,746
Harmonic, Inc. (a)(b)	168,502	615,032
Infinera Corp. (a)(b)	307,971	3,609,420
InterDigital, Inc.	72,252	5,379,161
KVH Industries, Inc. (a)	31,516	334,070
Lumentum Holdings, Inc. (a)(b)	129,077	6,511,935
NETGEAR, Inc. (a)	65,247	3,608,159
NetScout Systems, Inc. (a)(b)	175,636	4,768,517
Oclaro, Inc. (a)	349,474	2,767,834
Plantronics, Inc.	69,274	4,513,201
Quantenna Communications, Inc. (a)	47,338	599,772
Sonus Networks, Inc. (a)	102,136	594,432
Ubiquiti Networks, Inc. (a)(b)	46,934	3,344,517
ViaSat, Inc. (a)(b)	113,786	7,280,028
Viavi Solutions, Inc. (a)	479,427	4,530,585
		71,504,894
Electronic Equipment & Components - 2.6%
Akoustis Technologies, Inc. (a)(b)	24,263	123,013
Anixter International, Inc. (a)	60,541	3,565,865
AVX Corp.	95,308	1,406,746
Badger Meter, Inc.	58,968	2,503,192
Bel Fuse, Inc. Class B (non-vtg.)	19,461	376,570
Belden, Inc.	88,240	5,435,584
Benchmark Electronics, Inc.	104,955	2,760,317
Cardtronics PLC (a)	95,385	2,503,856
Casa Systems, Inc. (a)(b)	14,738	344,722
Control4 Corp. (a)	53,445	1,113,794
CTS Corp.	67,964	2,035,522
Daktronics, Inc.	77,881	701,708
Electro Scientific Industries, Inc. (a)(b)	68,190	1,227,420
ePlus, Inc. (a)	26,973	2,153,794
Fabrinet	75,776	2,137,641
FARO Technologies, Inc. (a)	34,913	1,763,107
Fitbit, Inc. (a)(b)	403,832	2,241,268
II-VI, Inc. (a)(b)	125,713	4,789,665
Insight Enterprises, Inc. (a)	74,170	2,629,327
Iteris, Inc. (a)	51,495	261,080
Itron, Inc. (a)	71,179	4,655,107
KEMET Corp. (a)	115,581	1,990,305
Kimball Electronics, Inc. (a)	55,435	878,645
Knowles Corp. (a)(b)	185,331	2,372,237
Littelfuse, Inc.	50,382	9,417,403
Maxwell Technologies, Inc. (a)(b)	73,774	378,461
Mesa Laboratories, Inc. (b)	6,797	1,144,003
Methode Electronics, Inc. Class A	75,204	3,000,640
MicroVision, Inc. (a)(b)	159,193	203,767
MTS Systems Corp.	37,494	1,904,695
Napco Security Technolgies, Inc. (a)	24,115	258,031
Novanta, Inc. (a)	66,797	3,927,664
OSI Systems, Inc. (a)	36,801	2,356,000
Park Electrochemical Corp.	38,953	663,370
PC Connection, Inc.	26,022	694,527
PC Mall, Inc. (a)(b)	19,091	247,228
Plexus Corp. (a)	70,037	3,840,829
RadiSys Corp. (a)(b)	74,503	56,920
Rogers Corp. (a)	37,584	4,010,213
Sanmina Corp. (a)	147,860	4,361,870
ScanSource, Inc. (a)	53,101	1,821,364
SYNNEX Corp.	60,661	6,076,412
Systemax, Inc.	23,840	749,291
Tech Data Corp. (a)	73,388	5,595,835
TTM Technologies, Inc. (a)	192,890	2,688,887
VeriFone Systems, Inc. (a)	231,134	5,318,393
Vishay Intertechnology, Inc. (b)	276,899	4,887,267
Vishay Precision Group, Inc. (a)	21,393	605,422
		114,178,977
Internet Software & Services - 3.6%
2U, Inc. (a)(b)	100,635	8,100,111
Alarm.com Holdings, Inc. (a)(b)	42,894	1,732,060
Amber Road, Inc. (a)	40,581	375,780
AppFolio, Inc. (a)	19,491	934,593
Apptio, Inc. Class A (a)	48,408	1,428,520
Benefitfocus, Inc. (a)(b)	33,648	1,016,170
BlackLine, Inc. (a)	59,147	2,448,686
Blucora, Inc. (a)	93,147	2,421,822
Box, Inc. Class A (a)	169,216	3,868,278
Brightcove, Inc. (a)	75,334	726,973
Carbonite, Inc. (a)	52,723	1,639,685
Care.com, Inc. (a)	29,498	460,169
ChannelAdvisor Corp. (a)	54,737	728,002
Cloudera, Inc. (b)	206,138	2,937,467
CommerceHub, Inc.:
Series A (a)	28,925	655,730
Series C (a)	59,842	1,356,618
Cornerstone OnDemand, Inc. (a)	110,785	4,888,942
Coupa Software, Inc. (a)	67,303	3,120,840
DHI Group, Inc. (a)	98,150	137,410
Endurance International Group Holdings, Inc. (a)	121,892	895,906
Envestnet, Inc. (a)	90,767	4,928,648
Etsy, Inc. (a)	252,113	7,548,263
Five9, Inc. (a)	111,052	3,261,597
Gogo, Inc. (a)(b)	117,649	1,108,254
GrubHub, Inc. (a)(b)	179,419	18,146,438
GTT Communications, Inc. (a)(b)	64,493	3,098,889
Hortonworks, Inc. (a)	108,183	1,831,538
Instructure, Inc. (a)	45,569	1,847,823
Internap Network Services Corp. (a)	43,440	513,026
j2 Global, Inc.	97,054	7,704,147
Leaf Group Ltd. (a)	28,789	211,599
Limelight Networks, Inc. (a)	193,041	996,092
Liquidity Services, Inc. (a)	52,541	338,889
LivePerson, Inc. (a)	115,538	1,941,038
MeetMe, Inc. (a)(b)	135,849	323,321
MINDBODY, Inc. (a)	89,607	3,552,918
MuleSoft, Inc. Class A (a)	50,585	2,255,079
New Relic, Inc. (a)	63,749	4,455,418
NIC, Inc.	134,179	1,992,558
Nutanix, Inc. Class A (a)	229,270	11,598,769
Okta, Inc.	40,498	1,733,719
Ominto, Inc. (a)(b)	28,300	82,353
Q2 Holdings, Inc. (a)	67,108	3,305,069
QuinStreet, Inc. (a)	77,928	875,911
Quotient Technology, Inc. (a)	156,913	2,102,634
Reis, Inc.	18,343	385,203
SecureWorks Corp. (a)	16,704	182,408
Shutterstock, Inc. (a)	38,602	1,626,688
SPS Commerce, Inc. (a)	35,494	2,433,824
Stamps.com, Inc. (a)	34,129	7,772,880
TechTarget, Inc. (a)	40,306	840,380
The Trade Desk, Inc. (a)(b)	50,724	2,595,547
Tintri, Inc. (b)	27,596	31,183
TrueCar, Inc. (a)	148,936	1,474,466
Tucows, Inc. (a)(b)	19,236	1,216,677
Twilio, Inc. Class A (a)(b)	129,600	5,470,416
Veritone, Inc. (b)	5,865	121,464
Web.com Group, Inc. (a)	82,006	1,525,312
XO Group, Inc. (a)	51,431	1,115,024
Yelp, Inc. (a)	166,566	7,470,485
Yext, Inc.	50,106	668,414
		160,558,123
IT Services - 1.9%
Acxiom Corp. (a)	166,054	4,314,083
Blackhawk Network Holdings, Inc. (a)	114,155	5,125,560
CACI International, Inc. Class A (a)	51,024	7,707,175
Cass Information Systems, Inc.	24,990	1,511,395
Convergys Corp.	192,079	4,486,965
CSG Systems International, Inc.	69,126	2,957,902
EPAM Systems, Inc. (a)	104,032	11,896,059
Everi Holdings, Inc. (a)	136,226	873,209
EVERTEC, Inc.	127,201	2,321,418
ExlService Holdings, Inc. (a)	68,533	3,961,893
Hackett Group, Inc.	50,088	811,926
Information Services Group, Inc. (a)	65,593	284,674
ManTech International Corp. Class A	53,998	3,190,742
Maximus, Inc.	133,801	9,048,962
MoneyGram International, Inc. (a)	58,897	514,760
Perficient, Inc. (a)	72,673	1,797,203
Presidio, Inc. (a)(b)	64,963	995,233
Science Applications International Corp.	89,364	7,666,538
ServiceSource International, Inc. (a)	167,209	633,722
StarTek, Inc. (a)	20,881	184,588
Sykes Enterprises, Inc. (a)	82,268	2,366,028
Syntel, Inc. (a)	68,867	1,988,879
Travelport Worldwide Ltd.	260,055	4,457,343
Ttec Holdings, Inc.	29,244	935,808
Unisys Corp. (a)(b)	103,901	1,163,691
Virtusa Corp. (a)	56,368	2,713,556
		83,909,312
Semiconductors & Semiconductor Equipment - 2.9%
Acacia Communications, Inc. (a)	39,186	1,103,086
Advanced Energy Industries, Inc. (a)	82,948	4,939,553
Alpha & Omega Semiconductor Ltd. (a)	42,112	638,418
Ambarella, Inc. (a)(b)	67,618	3,150,323
Amkor Technology, Inc. (a)	210,946	1,746,633
Aquantia Corp. (a)(b)	14,439	170,525
Axcelis Technologies, Inc. (a)	63,432	1,395,504
AXT, Inc. (a)	78,980	462,033
Brooks Automation, Inc.	145,269	3,614,293
Cabot Microelectronics Corp.	52,567	5,332,922
Ceva, Inc. (a)	45,806	1,493,276
Cirrus Logic, Inc. (a)	133,740	4,877,498
Cohu, Inc.	58,916	1,260,802
Cree, Inc. (a)(b)	204,062	7,615,594
CyberOptics Corp. (a)(b)	13,908	212,097
Diodes, Inc. (a)	81,657	2,331,307
DSP Group, Inc. (a)	46,358	553,978
Entegris, Inc.	296,378	9,543,372
FormFactor, Inc. (a)	149,374	1,714,067
GSI Technology, Inc. (a)	30,156	221,043
Ichor Holdings Ltd. (a)(b)	38,371	847,999
Impinj, Inc. (a)(b)	38,580	474,148
Inphi Corp. (a)(b)	87,682	2,505,952
Integrated Device Technology, Inc. (a)	279,839	7,787,919
Kopin Corp. (a)(b)	124,598	412,419
Lattice Semiconductor Corp. (a)	253,295	1,372,859
MACOM Technology Solutions Holdings, Inc. (a)(b)	85,065	1,413,780
MaxLinear, Inc. Class A (a)	128,639	2,872,509
MKS Instruments, Inc.	112,661	11,536,486
Monolithic Power Systems, Inc.	83,263	9,750,097
Nanometrics, Inc. (a)	50,404	1,251,027
NeoPhotonics Corp. (a)(b)	69,827	358,911
NVE Corp.	10,030	848,237
PDF Solutions, Inc. (a)(b)	58,341	650,502
Photronics, Inc. (a)	138,445	1,059,104
Pixelworks, Inc. (a)	57,695	246,935
Power Integrations, Inc.	59,908	4,061,762
Rambus, Inc. (a)	227,076	3,065,526
Rudolph Technologies, Inc. (a)	65,267	1,654,518
Semtech Corp. (a)	136,547	5,366,297
Sigma Designs, Inc. (a)	81,605	514,112
Silicon Laboratories, Inc. (a)	87,477	8,126,613
SMART Global Holdings, Inc.	19,877	778,185
SunPower Corp. (a)(b)	125,155	1,067,572
Synaptics, Inc. (a)(b)	71,815	3,125,389
Ultra Clean Holdings, Inc. (a)	78,286	1,370,788
Veeco Instruments, Inc. (a)	98,182	1,516,912
Xcerra Corp. (a)	112,221	1,355,630
Xperi Corp.	103,142	2,269,124
		130,037,636
Software - 3.9%
8x8, Inc. (a)	186,924	3,785,211
A10 Networks, Inc. (a)	108,671	662,893
ACI Worldwide, Inc. (a)	244,118	5,675,744
Agilysys, Inc. (a)	31,043	365,687
American Software, Inc. Class A	57,916	739,008
Aspen Technology, Inc. (a)	152,803	13,408,463
Blackbaud, Inc.	99,640	10,458,214
Bottomline Technologies, Inc. (a)	82,748	3,270,201
Cardlytics, Inc. (a)	11,037	154,739
CommVault Systems, Inc. (a)	80,873	5,657,066
Digimarc Corp. (a)(b)	22,125	638,306
Ebix, Inc. (b)	50,094	3,882,285
Ellie Mae, Inc. (a)(b)	70,861	6,864,305
Everbridge, Inc. (a)(b)	35,404	1,322,339
Fair Isaac Corp. (a)	62,304	10,789,807
Forescout Technologies, Inc. (a)	11,047	353,394
Glu Mobile, Inc. (a)	221,315	969,360
HubSpot, Inc. (a)(b)	72,814	7,711,003
Imperva, Inc. (a)	71,104	3,181,904
Majesco (a)	11,270	57,026
MicroStrategy, Inc. Class A (a)	19,939	2,541,425
Mitek Systems, Inc. (a)	69,341	537,393
MobileIron, Inc. (a)	120,886	562,120
Model N, Inc. (a)	50,059	858,512
Monotype Imaging Holdings, Inc.	86,247	1,910,371
Park City Group, Inc. (a)(b)	26,783	211,586
Paycom Software, Inc. (a)(b)	102,905	11,752,780
Paylocity Holding Corp. (a)	55,491	3,031,473
Pegasystems, Inc.	76,678	4,681,192
Progress Software Corp.	96,426	3,561,012
Proofpoint, Inc. (a)	91,202	10,756,364
PROS Holdings, Inc. (a)(b)	55,319	1,633,017
QAD, Inc. Class A	21,214	952,509
Qualys, Inc. (a)	66,996	5,155,342
Rapid7, Inc. (a)	57,660	1,628,318
RealNetworks, Inc. (a)	49,154	175,480
RealPage, Inc. (a)	122,293	6,542,676
Red Violet, Inc. (a)(b)	5,994	37,762
RingCentral, Inc. (a)	135,783	9,104,250
Rosetta Stone, Inc. (a)	34,308	477,224
SailPoint Technologies Holding, Inc. (a)(b)	42,076	1,013,611
SendGrid, Inc. (a)	18,218	525,771
Synchronoss Technologies, Inc. (a)(b)	89,931	1,007,227
TeleNav, Inc. (a)	58,177	299,612
The Rubicon Project, Inc. (a)	89,759	195,675
TiVo Corp.	249,830	3,535,095
Upland Software, Inc. (a)	16,422	446,186
Varonis Systems, Inc. (a)	41,374	2,703,791
Vasco Data Security International, Inc. (a)	63,847	989,629
Verint Systems, Inc. (a)	132,919	5,595,890
VirnetX Holding Corp. (a)(b)	108,745	239,239
Workiva, Inc. (a)	52,724	1,186,290
Zendesk, Inc. (a)	208,166	10,148,093
Zix Corp. (a)	110,178	556,399
		174,500,269
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	228,325	2,292,383
Avid Technology, Inc. (a)	67,637	303,014
CPI Card Group (b)	8,275	21,267
Cray, Inc. (a)	84,179	2,007,669
Diebold Nixdorf, Inc. (b)	158,117	2,427,096
Eastman Kodak Co. (a)(b)	33,414	165,399
Electronics for Imaging, Inc. (a)	94,644	2,621,639
Immersion Corp. (a)(b)	60,580	666,986
Intevac, Inc. (a)	40,494	265,236
Pure Storage, Inc. Class A (a)(b)	202,903	4,104,728
Quantum Corp. (a)(b)	57,557	225,623
Stratasys Ltd. (a)(b)	106,454	2,040,723
Super Micro Computer, Inc. (a)(b)	81,809	1,448,019
U.S.A. Technologies, Inc. (a)	99,672	872,130
		19,461,912

TOTAL INFORMATION TECHNOLOGY		754,151,123

MATERIALS - 4.3%
Chemicals - 2.0%
A. Schulman, Inc.	59,479	2,551,649
Advanced Emissions Solutions, Inc. (b)	42,359	466,796
AdvanSix, Inc. (a)	62,775	2,248,601
AgroFresh Solutions, Inc. (a)	44,580	308,494
American Vanguard Corp.	59,292	1,277,743
Balchem Corp.	66,381	5,857,459
Chase Corp.	14,860	1,664,320
Core Molding Technologies, Inc.	14,858	230,299
Ferro Corp. (a)	174,901	3,849,571
Flotek Industries, Inc. (a)(b)	115,873	413,667
FutureFuel Corp.	50,653	592,640
H.B. Fuller Co.	104,932	5,190,986
Hawkins, Inc.	19,508	634,010
Ingevity Corp. (a)	89,049	6,841,635
Innophos Holdings, Inc.	40,031	1,656,483
Innospec, Inc.	50,479	3,669,823
Intrepid Potash, Inc. (a)(b)	200,253	907,146
KMG Chemicals, Inc.	27,418	1,685,933
Koppers Holdings, Inc. (a)	43,315	1,897,197
Kraton Performance Polymers, Inc. (a)	62,587	2,858,348
Kronos Worldwide, Inc.	48,148	1,109,330
LSB Industries, Inc. (a)(b)	43,997	243,303
Minerals Technologies, Inc.	73,472	5,073,242
OMNOVA Solutions, Inc. (a)	89,959	980,553
PolyOne Corp.	167,624	7,015,064
PQ Group Holdings, Inc.	61,392	853,349
Quaker Chemical Corp.	27,038	3,974,316
Rayonier Advanced Materials, Inc.	103,340	2,211,476
Sensient Technologies Corp.	90,667	6,042,956
Stepan Co.	42,259	2,971,653
Trecora Resources (a)	42,878	555,270
Tredegar Corp.	55,317	973,579
Trinseo SA	92,836	6,772,386
Tronox Ltd. Class A	187,148	3,215,203
Valhi, Inc.	54,671	453,769
		87,248,249
Construction Materials - 0.2%
Forterra, Inc. (a)(b)	37,764	277,188
Foundation Building Materials, Inc. (a)	30,047	422,160
Summit Materials, Inc.	230,424	6,484,131
U.S. Concrete, Inc. (a)(b)	32,943	1,925,518
United States Lime & Minerals, Inc.	3,997	298,656
		9,407,653
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	53,622	3,137,959
Class B	11,259	708,754
Myers Industries, Inc.	49,404	1,151,113
UFP Technologies, Inc. (a)	13,066	434,445
		5,432,271
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	658,058	3,020,486
Allegheny Technologies, Inc. (a)(b)	262,881	6,984,748
Ampco-Pittsburgh Corp.	17,600	173,360
Atkore International Group, Inc. (a)	70,635	1,255,184
Carpenter Technology Corp.	97,047	5,168,723
Century Aluminum Co. (a)	103,955	1,816,094
Cliffs Natural Resources, Inc. (a)(b)	621,837	4,614,031
Coeur d'Alene Mines Corp. (a)	386,643	2,926,888
Commercial Metals Co.	242,093	5,086,374
Compass Minerals International, Inc. (b)	70,779	4,763,427
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	113,893	577,438
Haynes International, Inc.	26,010	1,087,478
Hecla Mining Co.	822,789	3,151,282
Kaiser Aluminum Corp.	34,508	3,400,418
Klondex Mines Ltd. (a)(b)	370,545	907,835
Materion Corp.	41,516	2,106,937
Olympic Steel, Inc.	18,580	435,701
Ryerson Holding Corp. (a)	32,364	325,258
Schnitzer Steel Industries, Inc. Class A	55,437	1,632,620
SunCoke Energy, Inc. (a)	134,474	1,545,106
TimkenSteel Corp. (a)(b)	84,213	1,413,936
Warrior Metropolitan Coal, Inc. (b)	68,821	1,600,088
Worthington Industries, Inc.	92,036	4,098,363
		58,091,776
Paper & Forest Products - 0.6%
Boise Cascade Co.	80,939	3,367,062
Clearwater Paper Corp. (a)	33,465	791,447
Kapstone Paper & Packaging Corp.	181,394	6,243,581
Louisiana-Pacific Corp.	303,253	8,591,157
Neenah, Inc.	34,970	2,727,660
P.H. Glatfelter Co.	89,938	1,878,805
Schweitzer-Mauduit International, Inc.	64,084	2,501,199
Verso Corp. (a)	71,743	1,295,679
		27,396,590

TOTAL MATERIALS		187,576,539

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust (SBI)	174,434	4,116,642
Agree Realty Corp.	59,008	2,884,311
Alexander & Baldwin, Inc.	141,725	3,245,503
Alexanders, Inc.	4,462	1,755,128
American Assets Trust, Inc.	85,480	2,869,564
Americold Realty Trust	110,691	2,281,342
Armada Hoffler Properties, Inc.	93,090	1,263,231
Ashford Hospitality Trust, Inc.	160,096	1,101,460
Bluerock Residential Growth (REIT), Inc. (b)	46,487	417,918
Braemar Hotels & Resorts, Inc.	53,666	558,126
CareTrust (REIT), Inc.	157,724	2,083,534
CatchMark Timber Trust, Inc.	91,860	1,197,854
CBL & Associates Properties, Inc. (b)	356,951	1,492,055
Cedar Realty Trust, Inc.	188,816	734,494
Chatham Lodging Trust	95,075	1,811,179
Chesapeake Lodging Trust	123,373	3,644,438
City Office REIT, Inc.	71,178	810,006
Clipper Realty, Inc. (b)	31,878	261,081
Community Healthcare Trust, Inc.	35,736	911,268
CorEnergy Infrastructure Trust, Inc. (b)	24,787	955,291
Cousins Properties, Inc.	868,980	7,725,232
DiamondRock Hospitality Co.	417,728	4,615,894
Easterly Government Properties, Inc. (b)	86,786	1,788,659
EastGroup Properties, Inc.	70,803	6,356,693
Education Realty Trust, Inc.	158,722	5,223,541
Farmland Partners, Inc. (b)	64,290	489,890
First Industrial Realty Trust, Inc.	247,282	7,692,943
Four Corners Property Trust, Inc.	128,823	2,919,129
Franklin Street Properties Corp.	216,700	1,685,926
Front Yard Residential Corp. Class B	103,673	1,018,069
Getty Realty Corp.	66,275	1,660,189
Gladstone Commercial Corp.	58,751	1,018,742
Global Medical REIT, Inc. (b)	36,771	286,446
Global Net Lease, Inc. (b)	143,348	2,667,706
Government Properties Income Trust	202,719	2,531,960
Gramercy Property Trust	333,721	7,842,444
Healthcare Realty Trust, Inc.	256,332	7,133,720
Hersha Hospitality Trust	80,004	1,502,475
Independence Realty Trust, Inc.	178,451	1,677,439
Industrial Logistics Properties Trust (a)	42,098	863,851
InfraReit, Inc.	89,017	1,896,952
Investors Real Estate Trust (b)	251,380	1,339,855
iStar Financial, Inc. (a)(b)	137,150	1,390,701
Jernigan Capital, Inc. (b)	28,714	551,309
Kite Realty Group Trust	173,421	2,552,757
LaSalle Hotel Properties (SBI)	237,867	7,033,727
Lexington Corporate Properties Trust	462,196	3,716,056
LTC Properties, Inc.	82,883	2,996,220
Mack-Cali Realty Corp.	188,388	3,234,622
MedEquities Realty Trust, Inc.	61,077	622,375
Monmouth Real Estate Investment Corp. Class A	155,799	2,435,138
National Health Investors, Inc.	84,030	5,736,728
National Storage Affiliates Trust	104,449	2,749,098
New Senior Investment Group, Inc.	170,029	1,465,650
NexPoint Residential Trust, Inc.	35,681	955,894
NorthStar Realty Europe Corp.	115,274	1,671,473
One Liberty Properties, Inc.	31,787	755,259
Pebblebrook Hotel Trust (b)	143,778	5,030,792
Pennsylvania Real Estate Investment Trust (SBI) (b)	141,435	1,369,091
Physicians Realty Trust	375,497	5,609,925
Potlatch Corp.	125,460	6,505,101
Preferred Apartment Communities, Inc. Class A	79,229	1,165,459
PS Business Parks, Inc.	41,101	4,738,123
QTS Realty Trust, Inc. Class A	102,477	3,626,661
Quality Care Properties, Inc. (a)	196,920	4,326,332
RAIT Financial Trust (b)	185,613	33,652
Ramco-Gershenson Properties Trust (SBI)	165,656	1,979,589
Retail Opportunity Investments Corp. (b)	225,849	3,884,603
Rexford Industrial Realty, Inc.	160,833	4,913,448
RLJ Lodging Trust	354,838	7,369,985
Ryman Hospitality Properties, Inc.	92,222	7,228,360
Sabra Health Care REIT, Inc.	371,726	6,806,303
Safety Income and Growth, Inc.	20,954	376,124
Saul Centers, Inc.	23,590	1,128,782
Select Income REIT	133,275	2,526,894
Seritage Growth Properties (b)	53,640	1,907,975
Stag Industrial, Inc.	199,244	4,895,425
Summit Hotel Properties, Inc.	217,581	3,150,573
Sunstone Hotel Investors, Inc.	471,351	7,353,076
Terreno Realty Corp.	114,063	4,237,440
The GEO Group, Inc.	256,151	5,763,398
TIER REIT, Inc.	100,800	1,916,208
UMH Properties, Inc.	68,192	922,638
Universal Health Realty Income Trust (SBI)	26,307	1,576,579
Urban Edge Properties	217,538	4,474,757
Urstadt Biddle Properties, Inc. Class A	61,434	1,220,694
Washington Prime Group, Inc. (b)	386,790	2,502,531
Washington REIT (SBI) (b)	165,342	4,748,622
Whitestone REIT Class B (b)	75,383	817,906
Xenia Hotels & Resorts, Inc.	224,461	4,621,652
		260,927,885
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)(b)	22,822	624,866
Consolidated-Tomoka Land Co.	7,859	483,486
Forestar Group, Inc. (a)(b)	22,549	491,568
FRP Holdings, Inc. (a)	13,978	803,735
Griffin Industrial Realty, Inc.	1,430	53,053
HFF, Inc.	76,430	2,685,750
Kennedy-Wilson Holdings, Inc.	252,616	4,787,073
Marcus & Millichap, Inc. (a)	33,004	1,127,417
Maui Land & Pineapple, Inc. (a)	13,584	144,670
RE/MAX Holdings, Inc.	36,907	1,998,514
Redfin Corp. (b)	121,174	2,593,124
Stratus Properties, Inc.	11,942	373,188
Tejon Ranch Co. (a)	39,436	959,478
The St. Joe Co. (a)(b)	92,634	1,597,937
Transcontinental Realty Investors, Inc. (a)	3,394	148,793
Trinity Place Holdings, Inc. (a)	36,715	240,483
		19,113,135

TOTAL REAL ESTATE		280,041,020

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	22,289	1,181,317
Cincinnati Bell, Inc. (a)	86,816	1,315,262
Cogent Communications Group, Inc.	87,755	4,137,648
Consolidated Communications Holdings, Inc. (b)	134,958	1,525,025
Frontier Communications Corp. (b)	165,212	1,371,260
Globalstar, Inc. (a)(b)	1,189,043	727,219
Hawaiian Telcom Holdco, Inc. (a)	12,093	329,413
IDT Corp. Class B	35,196	190,762
Intelsat SA (a)(b)	76,080	743,302
Iridium Communications, Inc. (a)(b)	175,735	2,091,247
Ooma, Inc. (a)	38,067	405,414
ORBCOMM, Inc. (a)	140,123	1,263,909
PDVWireless, Inc. (a)(b)	20,057	583,659
Vonage Holdings Corp. (a)	428,636	4,792,150
WideOpenWest, Inc. (b)	55,075	348,625
Windstream Holdings, Inc. (b)	386,605	599,238
		21,605,450
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	79,062	1,854,795
Shenandoah Telecommunications Co.	96,948	3,659,787
Spok Holdings, Inc.	42,123	627,633
		6,142,215

TOTAL TELECOMMUNICATION SERVICES		27,747,665

UTILITIES - 3.3%
Electric Utilities - 1.0%
Allete, Inc.	106,927	8,170,292
El Paso Electric Co.	84,254	4,301,167
Genie Energy Ltd. Class B	27,317	113,639
IDACORP, Inc.	105,356	9,798,108
MGE Energy, Inc.	72,744	4,222,789
Otter Tail Corp.	82,029	3,596,972
PNM Resources, Inc.	166,123	6,586,777
Portland General Electric Co.	187,524	7,966,020
Spark Energy, Inc. Class A, (b)	23,601	293,832
		45,049,596
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	33,229	2,525,404
New Jersey Resources Corp.	181,198	7,492,537
Northwest Natural Gas Co.	59,282	3,633,987
ONE Gas, Inc.	109,090	7,605,755
RGC Resources, Inc.	14,360	371,924
South Jersey Industries, Inc. (b)	166,935	5,158,292
Southwest Gas Holdings, Inc.	99,950	7,295,351
Spire, Inc.	98,491	7,106,126
WGL Holdings, Inc.	106,396	9,054,300
		50,243,676
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)(b)	232,460	499,700
NRG Yield, Inc.:
Class A	71,078	1,251,684
Class C	137,342	2,444,688
Ormat Technologies, Inc.	84,116	4,870,316
Pattern Energy Group, Inc. (b)	163,252	2,967,921
Terraform Power, Inc.	94,786	1,056,864
		13,091,173
Multi-Utilities - 0.5%
Avista Corp.	133,752	6,936,379
Black Hills Corp.	112,109	6,354,338
NorthWestern Energy Corp.	103,552	5,689,147
Unitil Corp.	30,814	1,497,252
		20,477,116
Water Utilities - 0.4%
American States Water Co.	75,981	4,233,661
AquaVenture Holdings Ltd. (a)(b)	23,434	343,542
Artesian Resources Corp. Class A	16,726	640,606
Cadiz, Inc. (a)(b)	45,444	611,222
California Water Service Group	100,706	3,902,358
Connecticut Water Service, Inc.	24,798	1,686,264
Consolidated Water Co., Inc.	29,566	418,359
Global Water Resources, Inc.	20,546	189,434
Middlesex Water Co.	33,058	1,377,196
Pure Cycle Corp. (a)	34,624	309,885
Select Energy Services, Inc. Class A (b)	57,485	865,149
SJW Corp.	34,193	2,066,967
York Water Co.	27,135	873,747
		17,518,390

TOTAL UTILITIES		146,379,951

TOTAL COMMON STOCKS
(Cost $3,716,224,359)		4,400,899,496
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $1,996,685)	2,000,000	1,995,226
	Shares	Value

Money Market Funds - 20.2%
Fidelity Cash Central Fund, 1.74% (e)	24,714,814	$24,719,757
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	868,394,585	868,481,424
TOTAL MONEY MARKET FUNDS
(Cost $893,182,031)		893,201,181
TOTAL INVESTMENT IN SECURITIES - 119.5%
(Cost $4,611,403,075)		5,296,095,903
NET OTHER ASSETS (LIABILITIES) - (19.5)%		(862,788,548)
NET ASSETS - 100%		$4,433,307,355

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	403	June 2018	$31,107,570	$318,554	$318,554

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,292,906.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$433,851
Fidelity Securities Lending Cash Central Fund	7,786,753
Total	$8,220,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$544,103,916	$544,103,916	$--	$--
Consumer Staples	103,604,854	103,604,854	--	--
Energy	177,445,317	177,445,317	--	--
Financials	799,919,520	799,919,520	--	--
Health Care	726,195,510	725,685,918	--	509,592
Industrials	653,734,081	653,734,081	--	--
Information Technology	754,151,123	754,151,123	--	--
Materials	187,576,539	187,576,538	--	1
Real Estate	280,041,020	280,041,020	--	--
Telecommunication Services	27,747,665	27,747,665	--	--
Utilities	146,379,951	146,379,951	--	--
U.S. Government and Government Agency Obligations	1,995,226	--	1,995,226	--
Money Market Funds	893,201,181	893,201,181	--	--
Total Investments in Securities:	$5,296,095,903	$5,293,591,084	$1,995,226	$509,593
Derivative Instruments:
Assets
Futures Contracts	$318,554	$318,554	$--	$--
Total Assets	$318,554	$318,554	$--	$--
Total Derivative Instruments:	$318,554	$318,554	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$318,554	$0
Total Equity Risk	318,554	0
Total Value of Derivatives	$318,554	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including securities loaned of $837,269,891) — See accompanying schedule: Unaffiliated issuers (cost $3,718,221,044)	$4,402,894,722
Fidelity Central Funds (cost $893,182,031)	893,201,181
Total Investment in Securities (cost $4,611,403,075)		$5,296,095,903
Cash		50,156
Receivable for investments sold		208,045
Receivable for fund shares sold		9,289,940
Dividends receivable		1,336,655
Distributions receivable from Fidelity Central Funds		685,999
Other receivables		4,700
Total assets		5,307,671,398
Liabilities
Payable for investments purchased	$1,313,443
Payable for fund shares redeemed	4,141,826
Accrued management fee	129,031
Payable for daily variation margin on futures contracts	273,118
Other affiliated payables	49,204
Collateral on securities loaned	868,457,421
Total liabilities		874,364,043
Net Assets		$4,433,307,355
Net Assets consist of:
Paid in capital		$3,757,213,372
Undistributed net investment income		13,989,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,906,431)
Net unrealized appreciation (depreciation) on investments		685,011,382
Net Assets		$4,433,307,355
Investor Class:
Net Asset Value, offering price and redemption price per share ($55,178,257 ÷ 2,697,266 shares)		$20.46
Premium Class:
Net Asset Value, offering price and redemption price per share ($3,141,580,938 ÷ 153,346,997 shares)		$20.49
Institutional Class:
Net Asset Value, offering price and redemption price per share ($882,980,112 ÷ 43,090,272 shares)		$20.49
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($353,568,048 ÷ 17,254,991 shares)		$20.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$45,919,258
Interest		23,265
Income from Fidelity Central Funds (including $7,786,753 from security lending)		8,220,604
Total income		54,163,127
Expenses
Management fee	$1,378,269
Transfer agent fees	626,204
Independent trustees' fees and expenses	14,099
Interest	3,801
Miscellaneous	10,690
Total expenses before reductions	2,033,063
Expense reductions	(1,341)	2,031,722
Net investment income (loss)		52,131,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,503,177
Redemptions in-kind with affiliated entities	13,050,414
Fidelity Central Funds	16,843
Foreign currency transactions	144
Futures contracts	3,722,963
Total net realized gain (loss)		77,293,541
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	281,161,117
Fidelity Central Funds	(14,251)
Futures contracts	(662,411)
Total change in net unrealized appreciation (depreciation)		280,484,455
Net gain (loss)		357,777,996
Net increase (decrease) in net assets resulting from operations		$409,909,401

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,131,405	$30,222,488
Net realized gain (loss)	77,293,541	37,646,720
Change in net unrealized appreciation (depreciation)	280,484,455	399,973,611
Net increase (decrease) in net assets resulting from operations	409,909,401	467,842,819
Distributions to shareholders from net investment income	(43,702,279)	(26,522,981)
Distributions to shareholders from net realized gain	(96,778,631)	(21,906,437)
Total distributions	(140,480,910)	(48,429,418)
Share transactions - net increase (decrease)	1,047,569,036	1,144,159,440
Redemption fees	–	128,948
Total increase (decrease) in net assets	1,316,997,527	1,563,701,789
Net Assets
Beginning of period	3,116,309,828	1,552,608,039
End of period	$4,433,307,355	$3,116,309,828
Other Information
Undistributed net investment income end of period	$13,989,032	$9,603,869

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund Investor Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$15.46	$17.05	$16.06	$13.59
Income from Investment Operations
Net investment income (loss)A	.25	.22	.22	.22	.19
Net realized and unrealized gain (loss)	1.93	3.71	(1.21)	1.34	2.56
Total from investment operations	2.18	3.93	(.99)	1.56	2.75
Distributions from net investment income	(.21)	(.20)	(.19)	(.18)	(.12)
Distributions from net realized gain	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.72)	(.39)	(.60)	(.57)	(.29)B
Redemption fees added to paid in capitalA	–	–C	–C	–C	.01
Net asset value, end of period	$20.46	$19.00	$15.46	$17.05	$16.06
Total ReturnD	11.59%	25.66%	(5.87)%	9.82%	20.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.18%	.22%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.18%	.19%	.23%	.23%	.23%
Expenses net of all reductions	.18%	.19%	.23%	.23%	.23%
Net investment income (loss)	1.25%	1.29%	1.38%	1.30%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$55,178	$41,190	$41,773	$31,449	$21,013
Portfolio turnover rateG	14%H	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Premium Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.08	$13.61
Income from Investment Operations
Net investment income (loss)A	.27	.25	.24	.24	.21
Net realized and unrealized gain (loss)	1.93	3.71	(1.21)	1.34	2.57
Total from investment operations	2.20	3.96	(.97)	1.58	2.78
Distributions from net investment income	(.23)	(.22)	(.21)	(.20)	(.14)
Distributions from net realized gain	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.74)	(.41)	(.62)	(.59)	(.32)
Redemption fees added to paid in capitalA	–	–B	–B	–B	.01
Net asset value, end of period	$20.49	$19.03	$15.48	$17.07	$16.08
Total ReturnC	11.71%	25.86%	(5.73)%	9.96%	20.61%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%	.09%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.06%	.07%	.09%	.09%	.09%
Expenses net of all reductions	.06%	.07%	.09%	.09%	.09%
Net investment income (loss)	1.37%	1.41%	1.52%	1.44%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$3,141,581	$2,227,297	$1,101,583	$895,003	$632,741
Portfolio turnover rateF	14%G	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.09	$13.61
Income from Investment Operations
Net investment income (loss)A	.27	.25	.24	.24	.21
Net realized and unrealized gain (loss)	1.93	3.71	(1.20)	1.34	2.58
Total from investment operations	2.20	3.96	(.96)	1.58	2.79
Distributions from net investment income	(.23)	(.22)	(.22)	(.20)	(.14)
Distributions from net realized gain	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.74)	(.41)	(.63)	(.60)B	(.32)
Redemption fees added to paid in capitalA	–	–C	–C	–C	.01
Net asset value, end of period	$20.49	$19.03	$15.48	$17.07	$16.09
Total ReturnD	11.72%	25.88%	(5.71)%	9.92%	20.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.07%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.38%	1.42%	1.54%	1.46%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$882,980	$677,917	$292,313	$376,321	$263,061
Portfolio turnover rateG	14%H	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Premium Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.09	$13.61
Income from Investment Operations
Net investment income (loss)A	.28	.25	.24	.25	.21
Net realized and unrealized gain (loss)	1.93	3.72	(1.20)	1.33	2.58
Total from investment operations	2.21	3.97	(.96)	1.58	2.79
Distributions from net investment income	(.23)	(.23)	(.22)	(.21)	(.14)
Distributions from net realized gain	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.75)B	(.42)	(.63)	(.60)	(.32)
Redemption fees added to paid in capitalA	–	–C	–C	–C	.01
Net asset value, end of period	$20.49	$19.03	$15.48	$17.07	$16.09
Total ReturnD	11.73%	25.90%	(5.69)%	9.94%	20.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.04%	.04%	.05%	.05%	.05%
Expenses net of all reductions	.04%	.04%	.05%	.05%	.05%
Net investment income (loss)	1.38%	1.44%	1.56%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$353,568	$169,906	$116,939	$4,389	$3,654
Portfolio turnover rateG	14%H	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.512 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain deemed distributions, redemptions in kind, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$5,542,258,141	$1,046,050,572	$(343,225,536)	$702,825,036
Fidelity Small Cap Index Fund	4,652,987,804	1,014,104,184	(370,996,085)	643,108,099

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Index Fund	$31,940,185	$13,656,247	$702,825,036
Fidelity Small Cap Index Fund	20,851,794	12,134,088	643,108,099

The tax character of distributions paid was as follows:

April 30, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$89,554,528	$39,103,679	$128,658,207
Fidelity Small Cap Index Fund	69,742,375	70,738,535	140,480,910

April 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$33,065,767	$20,466,245	$53,532,012
Fidelity Small Cap Index Fund	27,952,624	20,476,794	48,429,418

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	2,434,322,108	486,892,584
Fidelity Small Cap Index Fund	1,650,967,781	529,992,513

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .035% of each Fund's average net assets. Prior to August 1, 2017, the management fee was based on an annual rate of .04% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .04% and .04% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.17%	.05%	.04%	.035%
Fidelity Small Cap Index Fund	.17%	.05%	.04%	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.19%	.07%	.06%	.04%
Fidelity Small Cap Index Fund	.19%	.07%	.06%	.04%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, each Investor Class, Premium Class and Institutional Class pays a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. Prior to August 1, 2017, each Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .15%, .03% and .02% of class-level average net assets, respectively, and each Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Mid Cap Index Fund
Investor Class	$97,719.14
Premium Class	580,847.02
Institutional Class	99,415.01
	$777,981
Fidelity Small Cap Index Fund
Investor Class	$66,687.14
Premium Class	490,097.02
Institutional Class	69,420.01
	$626,204

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Index Fund	Borrower	$73,674,500	1.59%	$6,487
Fidelity Small Cap Index Fund	Borrower	$86,330,000	1.59%	$3,801

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,400,887 shares of Fidelity Mid Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $29,194,489. The net realized gain of $14,766,993 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Redemptions In-Kind. During the period, 1,145,154 shares of Fidelity Small Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $23,567,263. The net realized gain of $13,050,414 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed Fidelity Small Cap Index Fund for certain losses in the amount of $22,891.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$13,673
Fidelity Small Cap Index Fund	10,690

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Mid Cap Index Fund	$364	$–
Fidelity Small Cap Index Fund	$26,597	$7,837,861
9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Mid Cap Index Fund	$819
Fidelity Small Cap Index Fund	1,341

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2018	Year ended April 30, 2017
Fidelity Mid Cap Index Fund
From net investment income
Investor Class	$867,595	$697,250
Premium Class	41,833,500	23,626,723
Institutional Class	17,876,472	7,404,312
Institutional Premium Class	5,727,692	130,000
Total	$66,305,259	$31,858,285
From net realized gain
Investor Class	$883,805	$517,464
Premium Class	39,067,531	16,055,901
Institutional Class	16,937,157	5,014,734
Institutional Premium Class	5,464,455	85,628
Total	$62,352,948	$21,673,727
Fidelity Small Cap Index Fund
From net investment income
Investor Class	$488,345	$502,754
Premium Class	30,303,452	19,402,904
Institutional Class	10,899,677	4,821,792
Institutional Premium Class	2,010,805	1,795,531
Total	$43,702,279	$26,522,981
From net realized gain
Investor Class	$1,212,949	$489,673
Premium Class	67,339,012	15,955,227
Institutional Class	23,802,612	3,981,057
Institutional Premium Class	4,424,058	1,480,480
Total	$96,778,631	$21,906,437

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2018	Year ended April 30, 2017	Year ended April 30, 2018	Year ended April 30, 2017
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	3,656,244	7,643,350	$74,130,616	$138,601,699
Reinvestment of distributions	82,153	64,351	1,679,321	1,157,032
Shares redeemed	(3,676,745)	(7,299,480)	(74,765,809)	(132,202,817)
Net increase (decrease)	61,652	408,221	$1,044,128	$7,555,914
Premium Class
Shares sold	77,778,279	88,482,589	$1,589,895,631	$1,611,671,089
Reinvestment of distributions	3,812,463	2,101,997	78,097,362	37,889,390
Shares redeemed	(48,561,265)	(27,363,353)	(994,294,359)	(498,676,120)
Net increase (decrease)	33,029,477	63,221,233	$673,698,634	$1,150,884,359
Institutional Class
Shares sold	62,968,632	39,004,771	$1,291,323,119	$704,754,377
Reinvestment of distributions	1,594,337	677,027	32,820,444	12,225,217
Shares redeemed	(13,110,964)(a)	(17,190,638)	(272,005,587)(a)	(321,040,955)
Net increase (decrease)	51,452,005	22,491,160	$1,052,137,976	$395,938,639
Institutional Premium Class
Shares sold	19,873,876	17,946,363	$394,640,085	$342,998,448
Reinvestment of distributions	542,229	11,986	11,191,952	215,629
Shares redeemed	(11,460,795)	(8,463,801)	(237,935,810)	(160,184,276)
Net increase (decrease)	8,955,310	9,494,548	$167,896,227	$183,029,801
Fidelity Small Cap Index Fund
Investor Class
Shares sold	3,990,677	5,465,816	$79,354,980	$96,808,855
Reinvestment of distributions	82,763	53,687	1,647,882	928,096
Shares redeemed	(3,543,791)	(6,054,316)	(70,490,715)	(105,312,406)
Net increase (decrease)	529,649	(534,813)	$10,512,147	$(7,575,455)
Premium Class
Shares sold	78,304,861	69,330,537	$1,564,139,117	$1,236,215,604
Reinvestment of distributions	4,707,517	1,947,528	93,834,009	34,128,827
Shares redeemed	(46,716,083)(a)	(25,390,842)	(930,528,469)(a)	(450,079,071)
Net increase (decrease)	36,296,295	45,887,223	$727,444,657	$820,265,360
Institutional Class
Shares sold	33,629,988	21,675,323	$667,248,688	$393,667,824
Reinvestment of distributions	1,711,830	504,272	34,201,393	8,802,701
Shares redeemed	(27,870,798)	(5,439,718)	(561,653,429)	(96,173,924)
Net increase (decrease)	7,471,020	16,739,877	$139,796,652	$306,296,601
Institutional Premium Class
Shares sold	11,122,045	3,037,631	$225,520,792	$54,318,701
Reinvestment of distributions	323,337	188,382	6,434,584	3,276,011
Shares redeemed	(3,117,631)	(1,851,388)	(62,139,796)	(32,421,778)
Net increase (decrease)	8,327,751	1,374,625	$169,815,580	$25,172,934

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Trust and the Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 236 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Fidelity Mid Cap Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,036.00	$.86
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.05%
Actual		$1,000.00	$1,036.70	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,036.70	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,036.70	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Fidelity Small Cap Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,033.10	$.86
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.05%
Actual		$1,000.00	$1,033.70	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,033.20	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,033.30	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Mid Cap Index Fund
Investor Class	06/11/18	06/08/18	$0.07100	$0.074
Premium Class	06/11/18	06/08/18	$0.08241	$0.074
Institutional Class	06/11/18	06/08/18	$0.08337	$0.074
Institutional Premium Class	06/11/18	06/08/18	$0.08384	$0.074
Fidelity Small Cap Index Fund
Investor Class	06/11/18	06/08/18	$0.04400	$0.077
Premium Class	06/11/18	06/08/18	$0.05562	$0.077
Institutional Class	06/11/18	06/08/18	$0.05660	$0.077
Institutional Premium Class	06/11/18	06/08/18	$0.05708	$0.077

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$44,318,101
Fidelity Small Cap Index Fund	$61,949,369

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund
June 2017	78%	68%	68%	66%
December 2017	61%	58%	57%	57%
Fidelity Small Cap Index Fund
June 2017	49%	44%	43%	42%
December 2017	44%	42%	42%	42%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund
June 2017	87%	76%	75%	74%
December 2017	58%	55%	55%	55%
Fidelity Small Cap Index Fund
June 2017	50%	44%	44%	43%
December 2017	46%	44%	44%	44%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

MCX-I-SCX-I-ANN-0618
1.929320.106

Fidelity® Mid Cap Index Fund Investor Class and Premium Class Fidelity® Small Cap Index Fund Investor Class and Premium Class Annual Report April 30, 2018

Contents

Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	10.94%	11.56%	14.16%
Premium Class	11.11%	11.71%	14.32%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$24,119	Fidelity® Mid Cap Index Fund - Investor Class
$24,456	Russell Midcap® Index

Fidelity® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes performed roughly in line with the 11.17% gain of the benchmark Russell Midcap® Index. In a strong market environment, an increasingly narrow slice of growth companies led the way, with many residing in the information technology sector, by far the top-performing group in the index. Within this sector, Nvidia, a maker of computer graphics chips, was a particularly strong performer. Its shares rose about 48%, as the company benefited from healthy customer demand and a dominant competitive position in growing markets. Other technology-sector standouts included software provider Red Hat (+85%) and cloud-computing company ServiceNow (+76%). Elsewhere, notable contributors included Zoetis (+50%), which develops animal-focused medicines; oil refining company Marathon Petroleum (+51%); and insurance provider Progressive (+55%). In contrast, biotechnology company Incyte (-50%) was a notable laggard, as its shares plunged in April on a disappointing clinical trial involving one of the company's key experimental cancer drugs. Newell Brands (-41%), a consumer-brands conglomerate, fell on news of weak financial results and plans to reduce production. Other detractors this period included Welltower (-21%), an owner of senior-living properties, and electric utility PPL (-20%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Zoetis, Inc. Class A	0.6
Marathon Petroleum Corp.	0.5
Illumina, Inc.	0.5
Progressive Corp.	0.5
Prologis, Inc.	0.5
Analog Devices, Inc.	0.5
SunTrust Banks, Inc.	0.4
Fidelity National Information Services, Inc.	0.4
Ross Stores, Inc.	0.4
Lam Research Corp.	0.4
4.7

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	16.5
Financials	14.9
Consumer Discretionary	14.2
Industrials	14.0
Health Care	9.3
Real Estate	9.0
Energy	6.1
Utilities	5.8
Materials	5.6
Consumer Staples	3.8

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Fidelity® Mid Cap Index Fund

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.0%
Adient PLC	78,627	$4,819,049
Aptiv PLC	224,043	18,949,557
BorgWarner, Inc.	177,032	8,663,946
Delphi Technologies PLC	74,728	3,617,582
Gentex Corp.	233,486	5,309,472
Lear Corp.	55,726	10,419,090
The Goodyear Tire & Rubber Co.	201,167	5,051,303
Visteon Corp. (a)	26,225	3,263,439
		60,093,438
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	140,069	5,761,038
Thor Industries, Inc.	41,028	4,354,712
		10,115,750
Distributors - 0.4%
Genuine Parts Co.	120,216	10,617,477
LKQ Corp. (a)	256,414	7,953,962
Pool Corp.	32,603	4,525,622
		23,097,061
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	47,798	4,535,074
Graham Holdings Co.	3,536	2,132,385
H&R Block, Inc.	172,970	4,782,621
Service Corp. International	148,887	5,435,864
ServiceMaster Global Holdings, Inc. (a)	112,415	5,688,199
		22,574,143
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	203,041	7,591,703
Chipotle Mexican Grill, Inc. (a)(b)	20,546	8,697,738
Choice Hotels International, Inc.	28,161	2,254,288
Darden Restaurants, Inc.	103,949	9,652,704
Domino's Pizza, Inc.	36,372	8,792,204
Dunkin' Brands Group, Inc. (b)	75,462	4,600,164
Extended Stay America, Inc. unit	160,091	3,134,582
Hilton Grand Vacations, Inc. (a)	76,306	3,281,158
Hilton Worldwide Holdings, Inc.	229,631	18,104,108
Hyatt Hotels Corp. Class A	38,363	2,948,964
International Game Technology PLC	90,333	2,553,714
MGM Mirage, Inc.	417,671	13,123,223
Norwegian Cruise Line Holdings Ltd. (a)	167,044	8,931,843
Royal Caribbean Cruises Ltd.	143,608	15,536,950
Six Flags Entertainment Corp. (b)	55,150	3,487,686
U.S. Foods Holding Corp. (a)	172,411	5,893,008
Vail Resorts, Inc.	33,493	7,680,280
Wendy's Co.	152,278	2,549,134
Wyndham Worldwide Corp.	82,840	9,461,156
Wynn Resorts Ltd.	66,797	12,436,933
Yum China Holdings, Inc.	308,541	13,193,213
		163,904,753
Household Durables - 1.5%
D.R. Horton, Inc.	285,400	12,597,556
Garmin Ltd.	100,497	5,896,159
Leggett & Platt, Inc. (b)	110,302	4,472,746
Lennar Corp.:
Class A	213,757	11,305,608
Class B	12,825	547,499
Mohawk Industries, Inc. (a)	51,735	10,858,142
Newell Brands, Inc.	407,388	11,256,130
NVR, Inc. (a)	2,721	8,435,100
PulteGroup, Inc.	222,158	6,744,717
Tempur Sealy International, Inc. (a)(b)	38,772	1,735,047
Toll Brothers, Inc.	120,715	5,089,344
Tupperware Brands Corp.	42,370	1,888,007
Whirlpool Corp.	57,656	8,933,797
		89,759,852
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	102,718	11,826,951
Liberty Expedia Holdings, Inc. (a)	45,444	1,854,115
Liberty Interactive Corp. QVC Group Series A (a)	371,638	8,700,046
TripAdvisor, Inc. (a)(b)	90,162	3,373,862
Wayfair LLC Class A (a)(b)	32,103	2,000,017
		27,754,991
Leisure Products - 0.4%
Brunswick Corp.	73,081	4,376,090
Hasbro, Inc.	94,934	8,362,736
Mattel, Inc. (b)	286,876	4,245,765
Polaris Industries, Inc. (b)	49,243	5,161,651
		22,146,242
Media - 1.8%
AMC Networks, Inc. Class A (a)(b)	41,048	2,134,496
Cable One, Inc.	3,957	2,513,170
Cinemark Holdings, Inc. (b)	88,746	3,476,181
Discovery Communications, Inc.:
Class A (a)(b)	129,190	3,055,344
Class C (non-vtg.) (a)	243,183	5,403,526
GCI Liberty, Inc. (a)	80,681	3,598,373
Interpublic Group of Companies, Inc.	323,957	7,642,146
John Wiley & Sons, Inc. Class A	37,018	2,441,337
Liberty Broadband Corp.:
Class A (a)	21,676	1,527,724
Class C (a)	86,379	6,123,407
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	153,160	4,521,283
Liberty Media Class A (a)	23,676	665,532
Liberty SiriusXM Series A (a)	73,891	3,086,427
Liberty SiriusXM Series C (a)	149,816	6,241,335
Lions Gate Entertainment Corp.:
Class A (b)	43,406	1,080,375
Class B	86,945	2,001,474
Live Nation Entertainment, Inc. (a)	111,930	4,417,877
News Corp.:
Class A	313,965	5,017,161
Class B	104,316	1,695,135
Omnicom Group, Inc. (b)	193,347	14,241,940
Sirius XM Holdings, Inc. (b)	1,187,554	7,517,217
Tegna, Inc.	180,903	1,912,145
The Madison Square Garden Co. (a)	15,388	3,739,592
Tribune Media Co. Class A	66,557	2,515,189
Viacom, Inc.:
Class A (b)	8,936	317,675
Class B (non-vtg.)	292,332	8,816,733
		105,702,794
Multiline Retail - 1.0%
Dollar General Corp.	227,606	21,970,807
Dollar Tree, Inc. (a)	192,666	18,474,743
Kohl's Corp.	140,227	8,710,901
Macy's, Inc. (b)	255,277	7,931,456
Nordstrom, Inc. (b)	97,813	4,945,425
		62,033,332
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	59,457	6,804,854
AutoNation, Inc. (a)(b)	48,331	2,232,409
AutoZone, Inc. (a)	22,940	14,326,489
Bed Bath & Beyond, Inc. (b)	115,141	2,010,362
Best Buy Co., Inc.	210,002	16,071,453
Burlington Stores, Inc. (a)	56,124	7,624,445
CarMax, Inc. (a)(b)	150,530	9,408,125
Dick's Sporting Goods, Inc. (b)	67,356	2,228,810
Floor & Decor Holdings, Inc. Class A (b)	24,566	1,365,624
Foot Locker, Inc.	100,528	4,330,746
GameStop Corp. Class A (b)	81,241	1,108,940
Gap, Inc.	195,077	5,704,051
L Brands, Inc. (b)	200,429	6,996,976
Michaels Companies, Inc. (a)	92,730	1,726,633
Murphy U.S.A., Inc. (a)(b)	26,834	1,679,003
O'Reilly Automotive, Inc. (a)	69,828	17,880,856
Penske Automotive Group, Inc.	29,775	1,342,853
Ross Stores, Inc.	315,924	25,542,455
Sally Beauty Holdings, Inc. (a)(b)	105,676	1,827,138
Signet Jewelers Ltd.	50,498	1,963,362
Tiffany & Co., Inc.	90,150	9,270,125
Tractor Supply Co.	105,062	7,144,216
Ulta Beauty, Inc. (a)	48,828	12,251,433
Urban Outfitters, Inc. (a)	66,944	2,695,835
Williams-Sonoma, Inc.	70,162	3,353,744
		166,890,937
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	39,095	3,922,010
Hanesbrands, Inc. (b)	299,637	5,534,295
lululemon athletica, Inc. (a)	79,870	7,971,026
Michael Kors Holdings Ltd. (a)	120,064	8,214,779
PVH Corp.	63,988	10,216,964
Ralph Lauren Corp.	46,257	5,081,331
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	109,420	3,118,470
Switch, Inc. Class A	30,280	431,490
Tapestry, Inc.	238,203	12,808,175
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	155,274	2,757,666
Class C (non-vtg.) (a)(b)	154,056	2,364,760
VF Corp.	272,523	22,038,935
		84,459,901

TOTAL CONSUMER DISCRETIONARY		838,533,194

CONSUMER STAPLES - 3.8%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	45,623	2,434,900
Class B (non-vtg.)	195,434	10,952,121
Dr. Pepper Snapple Group, Inc.	149,957	17,988,842
Molson Coors Brewing Co. Class B	144,141	10,268,605
		41,644,468
Food & Staples Retailing - 0.2%
Casey's General Stores, Inc.	31,232	3,017,011
Rite Aid Corp. (a)(b)	889,493	1,485,453
Sprouts Farmers Market LLC (a)	108,832	2,724,065
Welbilt, Inc. (a)	107,582	2,061,271
		9,287,800
Food Products - 2.2%
Bunge Ltd.	116,991	8,450,260
Campbell Soup Co.	147,257	6,005,140
ConAgra Foods, Inc.	319,078	11,828,221
Flowers Foods, Inc.	148,045	3,347,297
Hormel Foods Corp. (b)	225,428	8,171,765
Ingredion, Inc.	59,689	7,227,741
Kellogg Co. (b)	204,335	12,035,332
Lamb Weston Holdings, Inc.	122,395	7,994,841
McCormick & Co., Inc. (non-vtg.)	101,356	10,683,936
Pilgrim's Pride Corp. (a)(b)	43,260	934,416
Pinnacle Foods, Inc.	98,807	5,967,943
Post Holdings, Inc. (a)(b)	53,778	4,279,115
Seaboard Corp.	213	853,502
The Hain Celestial Group, Inc. (a)	85,199	2,481,847
The Hershey Co.	114,880	10,562,067
The J.M. Smucker Co.	91,694	10,460,452
TreeHouse Foods, Inc. (a)	46,595	1,793,908
Tyson Foods, Inc. Class A	233,108	16,340,871
		129,418,654
Household Products - 0.4%
Church & Dwight Co., Inc.	208,033	9,611,125
Clorox Co.	107,772	12,630,878
Energizer Holdings, Inc. (b)	49,411	2,834,215
Spectrum Brands Holdings, Inc.	20,235	1,458,944
		26,535,162
Personal Products - 0.3%
Coty, Inc. Class A	390,838	6,781,039
Edgewell Personal Care Co. (a)(b)	45,306	1,995,729
Herbalife Nutrition Ltd. (a)(b)	53,363	5,642,070
Nu Skin Enterprises, Inc. Class A	43,155	3,070,478
		17,489,316

TOTAL CONSUMER STAPLES		224,375,400

ENERGY - 6.1%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	355,876	12,850,682
Helmerich & Payne, Inc. (b)	88,523	6,156,775
Nabors Industries Ltd.	255,550	1,944,736
National Oilwell Varco, Inc.	318,260	12,307,114
Oceaneering International, Inc. (b)	82,314	1,748,349
Patterson-UTI Energy, Inc.	174,687	3,741,796
RPC, Inc. (b)	47,341	852,611
Transocean Ltd. (United States) (a)(b)	357,803	4,426,023
Weatherford International PLC (a)(b)	738,181	2,177,634
		46,205,720
Oil, Gas & Consumable Fuels - 5.3%
Andeavor	130,480	18,047,994
Antero Resources Corp. (a)(b)	191,720	3,642,680
Apache Corp.	318,607	13,046,957
Cabot Oil & Gas Corp.	384,275	9,188,015
Centennial Resource Development, Inc. Class A (a)(b)	132,067	2,443,240
Cheniere Energy, Inc. (a)	170,401	9,910,522
Chesapeake Energy Corp. (a)(b)	756,963	2,248,180
Cimarex Energy Co.	78,407	7,886,960
CNX Resources Corp. (a)	185,047	2,749,798
Concho Resources, Inc. (a)	123,275	19,380,063
CONSOL Energy, Inc. (a)	23,342	734,106
Continental Resources, Inc. (a)(b)	72,737	4,805,006
Devon Energy Corp.	439,730	15,975,391
Diamondback Energy, Inc. (a)	81,848	10,513,376
Energen Corp. (a)	81,155	5,310,783
EQT Corp.	203,206	10,198,909
Extraction Oil & Gas, Inc. (a)(b)	100,768	1,422,844
Gulfport Energy Corp. (a)	133,257	1,239,290
Hess Corp.	236,810	13,495,802
HollyFrontier Corp.	148,046	8,984,912
Kosmos Energy Ltd. (a)(b)	192,962	1,358,452
Laredo Petroleum, Inc. (a)(b)	135,648	1,492,128
Marathon Oil Corp.	710,412	12,965,019
Marathon Petroleum Corp.	405,360	30,365,518
Murphy Oil Corp.	137,147	4,129,496
Newfield Exploration Co. (a)	166,299	4,955,710
Noble Energy, Inc.	402,870	13,629,092
ONEOK, Inc.	323,014	19,451,903
Parsley Energy, Inc. Class A (a)	195,448	5,869,303
PBF Energy, Inc. Class A	91,433	3,504,627
QEP Resources, Inc. (a)	200,272	2,439,313
Range Resources Corp. (b)	191,344	2,650,114
RSP Permian, Inc. (a)	109,305	5,422,621
SM Energy Co.	92,690	2,219,926
Southwestern Energy Co. (a)	490,344	2,010,410
Targa Resources Corp.	177,366	8,330,881
The Williams Companies, Inc.	692,210	17,810,563
Whiting Petroleum Corp. (a)(b)	75,103	3,065,704
World Fuel Services Corp.	55,695	1,195,772
WPX Energy, Inc. (a)	330,925	5,655,508
		309,746,888

TOTAL ENERGY		355,952,608

FINANCIALS - 14.9%
Banks - 4.7%
Associated Banc-Corp.	141,624	3,745,955
Bank of Hawaii Corp.	35,369	2,978,423
Bank of the Ozarks, Inc.	100,036	4,681,685
BankUnited, Inc.	87,013	3,446,585
BOK Financial Corp.	20,839	2,098,071
CIT Group, Inc.	109,634	5,805,120
Citizens Financial Group, Inc.	411,928	17,090,893
Comerica, Inc.	144,951	13,709,466
Commerce Bancshares, Inc.	78,003	4,954,751
Cullen/Frost Bankers, Inc.	47,014	5,380,752
East West Bancorp, Inc.	120,166	8,005,459
Fifth Third Bancorp	580,877	19,267,690
First Hawaiian, Inc.	44,402	1,223,275
First Horizon National Corp.	243,658	4,458,941
First Republic Bank	134,007	12,445,230
FNB Corp., Pennsylvania	266,259	3,461,367
Huntington Bancshares, Inc.	891,192	13,287,673
KeyCorp	896,143	17,851,169
M&T Bank Corp.	118,322	21,566,551
PacWest Bancorp	105,766	5,419,450
Peoples United Financial, Inc.	286,622	5,242,316
Pinnacle Financial Partners, Inc.	58,923	3,774,018
Popular, Inc.	84,121	3,893,961
Prosperity Bancshares, Inc. (b)	55,487	3,982,302
Regions Financial Corp.	948,743	17,741,494
Signature Bank (a)	45,171	5,743,493
SunTrust Banks, Inc.	393,922	26,313,990
SVB Financial Group (a)	43,840	13,134,902
Synovus Financial Corp.	98,948	5,172,012
TCF Financial Corp.	132,827	3,298,094
Webster Financial Corp.	76,580	4,609,350
Western Alliance Bancorp. (a)	81,067	4,781,332
Zions Bancorporation	163,311	8,941,277
		277,507,047
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	46,254	7,625,434
Ameriprise Financial, Inc.	123,637	17,335,144
BGC Partners, Inc. Class A	196,698	2,627,885
Cboe Global Markets, Inc.	93,443	9,977,844
E*TRADE Financial Corp. (a)	223,509	13,562,526
Eaton Vance Corp. (non-vtg.)	95,353	5,186,250
FactSet Research Systems, Inc.	31,877	6,028,259
Federated Investors, Inc. Class B (non-vtg.) (b)	78,648	2,081,813
Interactive Brokers Group, Inc.	57,949	4,299,816
Invesco Ltd.	335,419	9,717,088
Lazard Ltd. Class A	98,254	5,346,983
Legg Mason, Inc.	70,757	2,809,053
LPL Financial	73,677	4,462,616
MarketAxess Holdings, Inc.	30,655	6,089,003
Moody's Corp.	139,060	22,555,532
Morningstar, Inc.	15,937	1,730,439
MSCI, Inc.	74,287	11,130,421
Northern Trust Corp.	174,848	18,665,024
Raymond James Financial, Inc.	108,496	9,737,516
SEI Investments Co.	110,549	6,990,013
T. Rowe Price Group, Inc.	196,906	22,411,841
TD Ameritrade Holding Corp.	247,388	14,370,769
The NASDAQ OMX Group, Inc.	95,017	8,391,901
		213,133,170
Consumer Finance - 1.1%
Ally Financial, Inc.	366,363	9,562,074
Credit Acceptance Corp. (a)(b)	9,342	3,090,707
Discover Financial Services	302,998	21,588,608
Navient Corp.	219,152	2,905,956
OneMain Holdings, Inc. (a)	59,563	1,837,519
Santander Consumer U.S.A. Holdings, Inc.	123,503	2,278,630
SLM Corp. (a)	358,548	4,116,131
Synchrony Financial	646,161	21,433,160
		66,812,785
Diversified Financial Services - 0.3%
Leucadia National Corp.	269,243	6,472,602
Voya Financial, Inc.	150,452	7,876,162
		14,348,764
Insurance - 4.5%
Alleghany Corp.	12,422	7,138,551
American Financial Group, Inc.	58,543	6,628,238
American National Insurance Co.	6,407	773,133
Arch Capital Group Ltd. (a)	102,050	8,177,267
Arthur J. Gallagher & Co.	150,434	10,528,876
Aspen Insurance Holdings Ltd.	49,724	2,110,784
Assurant, Inc.	43,818	4,067,187
Assured Guaranty Ltd.	96,690	3,508,880
Athene Holding Ltd. (a)	98,136	4,808,664
Axis Capital Holdings Ltd.	68,499	4,020,891
Brown & Brown, Inc.	193,104	5,258,222
Cincinnati Financial Corp.	128,566	9,043,332
CNA Financial Corp.	22,588	1,139,790
Erie Indemnity Co. Class A	20,660	2,412,468
Everest Re Group Ltd.	33,951	7,899,379
First American Financial Corp.	89,794	4,589,371
FNF Group	218,374	8,042,714
Hanover Insurance Group, Inc.	35,486	4,075,567
Hartford Financial Services Group, Inc.	296,783	15,978,797
Lincoln National Corp.	182,820	12,914,405
Loews Corp.	229,574	12,043,452
Markel Corp. (a)	11,403	12,885,846
Mercury General Corp. (b)	22,265	1,018,178
Old Republic International Corp.	204,024	4,162,090
Principal Financial Group, Inc.	223,072	13,210,324
ProAssurance Corp.	43,980	2,080,254
Progressive Corp.	484,799	29,228,532
Reinsurance Group of America, Inc.	53,503	7,993,348
RenaissanceRe Holdings Ltd.	32,975	4,485,919
Torchmark Corp.	94,931	8,234,315
Unum Group	185,776	8,987,843
Validus Holdings Ltd.	64,260	4,354,900
W.R. Berkley Corp.	79,257	5,909,402
White Mountains Insurance Group Ltd.	2,987	2,584,621
Willis Group Holdings PLC	103,482	15,368,112
XL Group Ltd.	210,438	11,698,248
		267,361,900
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	325,697	6,162,187
Annaly Capital Management, Inc.	968,327	10,041,551
Chimera Investment Corp.	157,660	2,757,473
MFA Financial, Inc.	329,373	2,476,885
New Residential Investment Corp.	277,160	4,844,757
Starwood Property Trust, Inc.	212,626	4,456,641
Two Harbors Investment Corp.	143,101	2,183,721
		32,923,215
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	397,598	4,723,464
TFS Financial Corp.	44,587	664,792
		5,388,256

TOTAL FINANCIALS		877,475,137

HEALTH CARE - 9.3%
Biotechnology - 1.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	82,349	1,301,938
Agios Pharmaceuticals, Inc. (a)(b)	41,300	3,465,483
Alkermes PLC (a)(b)	127,317	5,636,324
Alnylam Pharmaceuticals, Inc. (a)	72,607	6,863,540
BioMarin Pharmaceutical, Inc. (a)	145,980	12,190,790
Exelixis, Inc. (a)	244,326	5,086,867
Incyte Corp. (a)	144,897	8,974,920
Intercept Pharmaceuticals, Inc. (a)(b)	14,623	994,510
Intrexon Corp. (a)(b)	53,355	969,994
Ionis Pharmaceuticals, Inc. (a)(b)	103,152	4,438,631
Neurocrine Biosciences, Inc. (a)(b)	74,063	6,005,028
Opko Health, Inc. (a)(b)	282,423	858,566
Seattle Genetics, Inc. (a)(b)	88,045	4,507,024
TESARO, Inc. (a)(b)	31,087	1,582,639
United Therapeutics Corp. (a)	35,934	3,956,693
		66,832,947
Health Care Equipment & Supplies - 2.8%
Abiomed, Inc. (a)	34,285	10,318,071
Align Technology, Inc. (a)	66,428	16,597,036
Dentsply Sirona, Inc.	188,013	9,464,574
DexCom, Inc. (a)(b)	71,291	5,217,075
Edwards Lifesciences Corp. (a)	174,907	22,276,156
Hill-Rom Holdings, Inc.	55,120	4,730,950
Hologic, Inc. (a)	229,608	8,906,494
IDEXX Laboratories, Inc. (a)	72,251	14,052,097
ResMed, Inc.	116,766	11,050,734
Steris PLC	69,774	6,595,038
Teleflex, Inc.	37,541	10,056,483
The Cooper Companies, Inc.	40,322	9,222,045
Varian Medical Systems, Inc. (a)	76,700	8,865,753
West Pharmaceutical Services, Inc.	60,971	5,378,252
Zimmer Biomet Holdings, Inc.	168,980	19,461,427
		162,192,185
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	65,761	2,339,776
AmerisourceBergen Corp.	132,927	12,040,528
Brookdale Senior Living, Inc. (a)	150,333	1,088,411
Cardinal Health, Inc.	264,573	16,977,649
Centene Corp. (a)	142,227	15,443,008
DaVita HealthCare Partners, Inc. (a)	122,035	7,662,578
Envision Healthcare Corp. (a)	99,762	3,708,154
Henry Schein, Inc. (a)(b)	130,746	9,936,696
Laboratory Corp. of America Holdings (a)	85,470	14,594,003
LifePoint Hospitals, Inc. (a)(b)	30,493	1,460,615
MEDNAX, Inc. (a)	76,058	3,491,823
Patterson Companies, Inc. (b)	68,366	1,591,560
Premier, Inc. (a)(b)	44,769	1,476,929
Quest Diagnostics, Inc.	114,520	11,589,424
Universal Health Services, Inc. Class B	71,674	8,185,171
Wellcare Health Plans, Inc. (a)	37,202	7,632,362
		119,218,687
Health Care Technology - 0.4%
athenahealth, Inc. (a)	32,932	4,033,182
Cerner Corp. (a)	240,999	14,038,192
Veeva Systems, Inc. Class A (a)	92,048	6,455,326
		24,526,700
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	270,045	17,752,758
Bio-Rad Laboratories, Inc. Class A (a)	17,501	4,440,179
Bio-Techne Corp.	30,891	4,661,761
Bruker Corp.	85,350	2,520,386
Charles River Laboratories International, Inc. (a)	39,433	4,108,524
Illumina, Inc. (a)	121,889	29,366,717
Mettler-Toledo International, Inc. (a)	20,903	11,704,217
PerkinElmer, Inc.	91,168	6,688,084
QIAGEN NV (a)	185,547	6,069,242
Quintiles Transnational Holdings, Inc. (a)	133,410	12,775,342
Waters Corp. (a)	63,771	12,015,094
		112,102,304
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	73,135	1,055,338
Endo International PLC (a)	182,009	1,042,912
Mallinckrodt PLC (a)(b)	77,375	1,005,875
Mylan NV (a)	446,276	17,297,658
Perrigo Co. PLC	109,930	8,589,930
Zoetis, Inc. Class A	411,599	34,360,271
		63,351,984

TOTAL HEALTH CARE		548,224,807

INDUSTRIALS - 14.0%
Aerospace & Defense - 2.1%
Arconic, Inc.	355,783	6,336,495
BWX Technologies, Inc.	78,232	5,304,130
Harris Corp.	99,710	15,596,638
HEICO Corp. (b)	25,122	2,206,968
HEICO Corp. Class A	50,605	3,651,151
Hexcel Corp.	74,938	4,981,129
Huntington Ingalls Industries, Inc.	37,228	9,054,222
L3 Technologies, Inc.	64,766	12,686,364
Orbital ATK, Inc.	47,981	6,351,725
Rockwell Collins, Inc.	135,744	17,991,510
Spirit AeroSystems Holdings, Inc. Class A	96,505	7,756,107
Teledyne Technologies, Inc. (a)	29,133	5,450,493
Textron, Inc.	222,005	13,795,391
TransDigm Group, Inc. (b)	40,358	12,937,564
		124,099,887
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	115,914	10,667,565
Expeditors International of Washington, Inc.	148,150	9,460,859
XPO Logistics, Inc. (a)	99,002	9,619,034
		29,747,458
Airlines - 0.8%
Alaska Air Group, Inc.	100,410	6,519,621
American Airlines Group, Inc.	362,144	15,546,842
Copa Holdings SA Class A	26,009	3,047,475
JetBlue Airways Corp. (a)	267,751	5,138,142
Spirit Airlines, Inc. (a)(b)	57,115	2,040,148
United Continental Holdings, Inc. (a)	225,052	15,200,012
		47,492,240
Building Products - 0.8%
A.O. Smith Corp.	120,406	7,386,908
Allegion PLC	79,746	6,154,796
Armstrong World Industries, Inc. (a)	36,878	2,065,168
Fortune Brands Home & Security, Inc.	126,391	6,912,324
Lennox International, Inc.	31,934	6,175,078
Masco Corp.	262,228	9,930,574
Owens Corning	92,331	6,046,757
USG Corp. (a)	71,235	2,865,784
		47,537,389
Commercial Services & Supplies - 0.9%
Cintas Corp.	72,643	12,371,103
Clean Harbors, Inc. (a)	44,488	2,037,550
Copart, Inc. (a)	165,889	8,473,610
KAR Auction Services, Inc.	112,735	5,861,093
Pitney Bowes, Inc.	155,957	1,593,881
Republic Services, Inc.	188,485	12,191,210
Rollins, Inc.	79,889	3,876,214
Stericycle, Inc. (a)	68,695	4,033,083
		50,437,744
Construction & Engineering - 0.4%
AECOM (a)	132,526	4,564,195
Fluor Corp.	116,729	6,881,175
Jacobs Engineering Group, Inc.	103,723	6,025,269
Quanta Services, Inc. (a)	123,458	4,012,385
Valmont Industries, Inc.	18,489	2,627,287
		24,110,311
Electrical Equipment - 1.1%
Acuity Brands, Inc.	34,885	4,178,176
AMETEK, Inc.	189,817	13,249,227
Fortive Corp.	256,759	18,052,725
Hubbell, Inc. Class B	45,459	4,721,372
Regal Beloit Corp.	37,025	2,636,180
Rockwell Automation, Inc.	107,438	17,676,774
Sensata Technologies, Inc. PLC (a)(b)	141,432	7,173,431
		67,687,885
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	50,776	5,470,098
ITT, Inc.	74,104	3,622,945
Roper Technologies, Inc.	84,140	22,228,947
		31,321,990
Machinery - 3.7%
AGCO Corp.	55,705	3,491,589
Allison Transmission Holdings, Inc.	104,074	4,057,845
Colfax Corp. (a)	74,576	2,312,602
Crane Co.	41,712	3,488,792
Cummins, Inc.	131,119	20,960,683
Donaldson Co., Inc.	108,135	4,786,055
Dover Corp.	129,378	11,993,341
Flowserve Corp.	109,165	4,848,018
Gardner Denver Holdings, Inc.	61,733	1,952,615
Gates Industrial Corp. PLC (a)	37,051	580,219
Graco, Inc.	139,424	6,133,262
IDEX Corp.	63,790	8,526,171
Ingersoll-Rand PLC	208,844	17,519,923
Lincoln Electric Holdings, Inc.	48,933	4,055,078
Middleby Corp. (a)(b)	45,868	5,772,029
Nordson Corp.	48,065	6,181,159
Oshkosh Corp.	62,242	4,491,383
PACCAR, Inc.	286,931	18,268,897
Parker Hannifin Corp.	110,649	18,215,038
Pentair PLC	138,578	9,323,528
Snap-On, Inc. (b)	47,358	6,878,750
Stanley Black & Decker, Inc.	127,957	18,117,432
Terex Corp. (b)	64,758	2,364,962
Timken Co.	57,608	2,462,742
Toro Co.	88,067	5,142,232
Trinity Industries, Inc.	125,617	4,003,414
WABCO Holdings, Inc. (a)	42,210	5,444,668
Wabtec Corp.	71,636	6,361,993
Xylem, Inc.	149,870	10,925,523
		218,659,943
Marine - 0.1%
Kirby Corp. (a)	44,487	3,794,741
Professional Services - 1.5%
CoStar Group, Inc. (a)	29,629	10,863,769
Dun & Bradstreet Corp.	30,734	3,543,938
Equifax, Inc.	99,603	11,160,516
IHS Markit Ltd. (a)	321,447	15,792,691
Manpower, Inc.	55,166	5,280,490
Nielsen Holdings PLC	298,878	9,399,713
Robert Half International, Inc.	101,300	6,153,975
TransUnion Holding Co., Inc. (a)	150,332	9,758,050
Verisk Analytics, Inc. (a)	126,671	13,484,128
		85,437,270
Road & Rail - 0.6%
AMERCO	4,191	1,414,546
Genesee & Wyoming, Inc. Class A (a)(b)	50,701	3,609,911
J.B. Hunt Transport Services, Inc.	72,296	8,489,719
Kansas City Southern	86,237	9,195,451
Landstar System, Inc.	34,857	3,543,214
Old Dominion Freight Lines, Inc.	51,093	6,839,309
Ryder System, Inc.	44,268	2,984,991
		36,077,141
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	80,995	3,376,682
Fastenal Co.	241,727	12,083,933
HD Supply Holdings, Inc. (a)	156,041	6,040,347
MSC Industrial Direct Co., Inc. Class A	36,783	3,179,523
United Rentals, Inc. (a)	70,548	10,582,200
Univar, Inc. (a)	94,903	2,615,527
W.W. Grainger, Inc.	42,427	11,936,836
Watsco, Inc.	25,351	4,244,264
WESCO International, Inc. (a)	39,264	2,338,171
		56,397,483
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	66,903	2,535,624

TOTAL INDUSTRIALS		825,337,106

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	44,898	11,877,766
Arris International PLC (a)	148,326	4,004,802
CommScope Holding Co., Inc. (a)	157,200	6,008,184
EchoStar Holding Corp. Class A (a)	39,530	2,076,906
F5 Networks, Inc. (a)	51,738	8,437,950
Juniper Networks, Inc.	306,995	7,549,007
Motorola Solutions, Inc.	136,816	15,026,501
Palo Alto Networks, Inc. (a)	74,427	14,327,942
		69,309,058
Electronic Equipment & Components - 1.9%
ADT, Inc.	87,427	778,975
Amphenol Corp. Class A	250,327	20,954,873
Arrow Electronics, Inc. (a)	72,857	5,445,332
Avnet, Inc.	100,331	3,935,985
CDW Corp.	124,950	8,907,686
Cognex Corp.	138,330	6,397,763
Coherent, Inc. (a)	20,375	3,427,483
Dell Technologies, Inc. (a)	167,196	11,999,657
Dolby Laboratories, Inc. Class A	48,086	2,876,505
FLIR Systems, Inc.	115,460	6,182,883
IPG Photonics Corp. (a)	29,919	6,373,645
Jabil, Inc.	144,390	3,840,774
Keysight Technologies, Inc. (a)	156,042	8,064,251
National Instruments Corp.	89,157	3,645,630
Trimble, Inc. (a)	205,387	7,106,390
Universal Display Corp. (b)	34,601	3,046,618
Zebra Technologies Corp. Class A (a)	43,554	5,872,386
		108,856,836
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	137,580	9,857,607
GoDaddy, Inc. (a)	104,756	6,763,047
IAC/InterActiveCorp (a)	58,163	9,430,549
LogMeIn, Inc.	43,195	4,760,089
Match Group, Inc. (a)(b)	30,626	1,443,097
Pandora Media, Inc. (a)(b)	202,445	1,135,716
Twitter, Inc. (a)	568,399	17,228,174
VeriSign, Inc. (a)(b)	71,062	8,344,100
Zillow Group, Inc.:
Class A (a)	46,113	2,230,486
Class C (a)(b)	89,363	4,333,212
		65,526,077
IT Services - 4.4%
Alliance Data Systems Corp.	40,464	8,216,215
Amdocs Ltd.	118,538	7,971,681
Booz Allen Hamilton Holding Corp. Class A	118,953	4,714,107
Broadridge Financial Solutions, Inc.	97,931	10,499,183
Conduent, Inc. (a)	158,427	3,082,989
CoreLogic, Inc. (a)	69,109	3,420,896
DXC Technology Co.	236,785	24,403,062
Euronet Worldwide, Inc. (a)	41,918	3,274,215
Fidelity National Information Services, Inc.	275,018	26,118,459
First Data Corp. Class A (a)	397,115	7,187,782
Fiserv, Inc. (a)	348,050	24,662,823
FleetCor Technologies, Inc. (a)	74,507	15,443,811
Gartner, Inc. (a)	73,068	8,862,418
Genpact Ltd.	127,316	4,060,107
Global Payments, Inc.	126,973	14,354,298
Jack Henry & Associates, Inc.	64,712	7,731,790
Leidos Holdings, Inc.	118,839	7,633,029
Paychex, Inc.	268,985	16,292,421
Sabre Corp.	184,490	3,807,874
Square, Inc. (a)(b)	203,166	9,617,878
Teradata Corp. (a)(b)	101,079	4,136,153
The Western Union Co.	383,721	7,578,490
Total System Services, Inc.	151,714	12,753,079
WEX, Inc. (a)	32,689	5,293,003
Worldpay, Inc. (a)	239,940	19,487,927
		260,603,690
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)(b)	703,654	7,655,756
Analog Devices, Inc.	310,836	27,151,525
Cavium, Inc. (a)	56,071	4,205,886
Cypress Semiconductor Corp.	278,031	4,053,692
First Solar, Inc. (a)	68,108	4,829,538
KLA-Tencor Corp.	131,209	13,349,204
Lam Research Corp.	136,317	25,226,824
Marvell Technology Group Ltd.	332,879	6,677,553
Maxim Integrated Products, Inc.	235,126	12,814,367
Microchip Technology, Inc. (b)	190,541	15,940,660
Microsemi Corp. (a)	98,143	6,348,871
ON Semiconductor Corp. (a)	348,753	7,700,466
Qorvo, Inc. (a)	105,443	7,106,858
Skyworks Solutions, Inc.	152,528	13,233,329
Teradyne, Inc.	163,442	5,320,037
Versum Materials, Inc.	90,723	3,191,635
Xilinx, Inc.	213,095	13,689,223
		178,495,424
Software - 4.2%
ANSYS, Inc. (a)	71,390	11,540,907
Atlassian Corp. PLC (a)(b)	76,340	4,273,513
Autodesk, Inc. (a)	173,675	21,865,683
Black Knight, Inc. (a)	105,542	5,134,618
CA Technologies, Inc.	262,785	9,144,918
Cadence Design Systems, Inc. (a)	231,292	9,265,558
CDK Global, Inc.	104,609	6,824,691
Citrix Systems, Inc. (a)	126,450	13,012,970
FireEye, Inc. (a)	151,566	2,735,766
Fortinet, Inc. (a)	121,831	6,744,564
Guidewire Software, Inc. (a)	63,135	5,342,484
Manhattan Associates, Inc. (a)(b)	56,548	2,434,957
Nuance Communications, Inc. (a)	245,292	3,610,698
Parametric Technology Corp. (a)	95,617	7,874,060
Red Hat, Inc. (a)	148,172	24,160,926
ServiceNow, Inc. (a)	142,340	23,648,368
Splunk, Inc. (a)	117,687	12,080,571
SS&C Technologies Holdings, Inc.	162,518	8,069,019
Symantec Corp.	518,638	14,412,950
Synopsys, Inc. (a)	123,476	10,558,433
Tableau Software, Inc. (a)	53,465	4,547,198
Take-Two Interactive Software, Inc. (a)	93,291	9,302,046
Tyler Technologies, Inc. (a)	29,092	6,368,821
Ultimate Software Group, Inc. (a)	23,688	5,683,225
Workday, Inc. Class A (a)	114,001	14,231,885
Zynga, Inc. (a)	645,032	2,225,360
		245,094,189
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	100,917	3,105,216
NetApp, Inc.	223,742	14,896,742
Western Digital Corp.	247,919	19,533,538
Xerox Corp.	191,534	6,023,744
		43,559,240

TOTAL INFORMATION TECHNOLOGY		971,444,514

MATERIALS - 5.6%
Chemicals - 2.0%
Albemarle Corp. U.S.	92,271	8,946,596
Ashland Global Holdings, Inc.	51,405	3,401,983
Axalta Coating Systems Ltd. (a)	176,957	5,467,971
Cabot Corp.	50,642	2,828,862
Celanese Corp. Class A	113,374	12,320,353
CF Industries Holdings, Inc.	194,272	7,537,754
Eastman Chemical Co.	120,055	12,255,214
FMC Corp.	111,565	8,895,077
Huntsman Corp.	167,634	4,990,464
International Flavors & Fragrances, Inc.	66,039	9,328,669
NewMarket Corp.	6,180	2,345,619
Olin Corp.	137,904	4,163,322
Platform Specialty Products Corp. (a)	185,268	1,865,649
RPM International, Inc.	109,147	5,271,800
The Chemours Co. LLC	154,431	7,476,005
The Mosaic Co.	293,730	7,916,024
The Scotts Miracle-Gro Co. Class A (b)	35,143	2,937,252
Valvoline, Inc. (b)	167,472	3,396,332
W.R. Grace & Co.	57,154	3,911,620
Westlake Chemical Corp.	29,703	3,177,330
		118,433,896
Construction Materials - 0.4%
Eagle Materials, Inc.	39,448	3,903,774
Martin Marietta Materials, Inc.	52,395	10,204,974
Vulcan Materials Co.	109,916	12,276,518
		26,385,266
Containers & Packaging - 1.7%
Aptargroup, Inc.	51,220	4,789,070
Ardagh Group SA	15,013	305,064
Avery Dennison Corp.	73,793	7,734,244
Ball Corp.	289,555	11,608,260
Bemis Co., Inc.	75,597	3,271,082
Berry Global Group, Inc. (a)	109,361	6,014,855
Crown Holdings, Inc. (a)	108,020	5,383,717
Graphic Packaging Holding Co.	258,943	3,702,885
International Paper Co.	344,506	17,762,729
Owens-Illinois, Inc. (a)	135,966	2,764,189
Packaging Corp. of America	77,901	9,012,367
Sealed Air Corp.	149,760	6,566,976
Silgan Holdings, Inc.	62,022	1,740,958
Sonoco Products Co.	81,966	4,209,774
WestRock Co.	210,097	12,429,339
		97,295,509
Metals & Mining - 1.5%
Alcoa Corp. (a)	154,525	7,911,680
Freeport-McMoRan, Inc.	1,132,890	17,231,257
Newmont Mining Corp.	446,800	17,554,772
Nucor Corp.	267,132	16,460,674
Reliance Steel & Aluminum Co.	58,898	5,178,312
Royal Gold, Inc.	54,376	4,828,589
Southern Copper Corp.	68,524	3,618,752
Steel Dynamics, Inc.	190,470	8,534,961
Tahoe Resources, Inc.	258,056	1,300,380
United States Steel Corp.	145,336	4,916,717
		87,536,094
Paper & Forest Products - 0.0%
Domtar Corp.	52,132	2,288,595

TOTAL MATERIALS		331,939,360

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 8.5%
Alexandria Real Estate Equities, Inc.	83,674	10,423,270
American Campus Communities, Inc.	113,473	4,437,929
American Homes 4 Rent Class A	199,454	4,028,971
Apartment Investment & Management Co. Class A	130,386	5,293,672
Apple Hospitality (REIT), Inc.	173,849	3,127,544
AvalonBay Communities, Inc.	115,139	18,767,657
Boston Properties, Inc.	128,760	15,632,752
Brandywine Realty Trust (SBI)	147,011	2,368,347
Brixmor Property Group, Inc.	255,685	3,807,150
Camden Property Trust (SBI)	75,860	6,478,444
Colony NorthStar, Inc. (b)	451,285	2,757,351
Columbia Property Trust, Inc.	99,989	2,135,765
CoreSite Realty Corp.	28,349	2,951,131
Corporate Office Properties Trust (SBI)	84,625	2,328,034
Corrections Corp. of America	98,453	1,984,812
CubeSmart	151,129	4,449,238
CyrusOne, Inc.	75,407	4,041,061
DCT Industrial Trust, Inc.	77,915	5,108,887
DDR Corp.	258,705	1,875,611
Digital Realty Trust, Inc.	170,772	18,048,893
Douglas Emmett, Inc.	132,863	4,951,804
Duke Realty Corp.	297,097	8,051,329
Empire State Realty Trust, Inc.	109,581	1,908,901
EPR Properties	53,003	2,916,225
Equity Commonwealth (a)	100,483	3,113,968
Equity Lifestyle Properties, Inc.	69,676	6,212,312
Essex Property Trust, Inc.	54,635	13,095,463
Extra Space Storage, Inc.	101,558	9,098,581
Federal Realty Investment Trust (SBI)	60,737	7,036,381
Forest City Realty Trust, Inc. Class A	210,573	4,224,094
Gaming & Leisure Properties	167,028	5,724,050
General Growth Properties, Inc.	515,152	10,297,888
HCP, Inc.	392,786	9,175,481
Healthcare Trust of America, Inc.	168,978	4,222,760
Highwoods Properties, Inc. (SBI)	84,375	3,714,188
Hospitality Properties Trust (SBI)	137,421	3,419,034
Host Hotels & Resorts, Inc.	610,316	11,937,781
Hudson Pacific Properties, Inc.	129,919	4,270,438
Invitation Homes, Inc.	244,798	5,664,626
Iron Mountain, Inc.	235,477	7,992,089
JBG SMITH Properties	71,908	2,651,248
Kilroy Realty Corp.	80,569	5,774,380
Kimco Realty Corp.	345,698	5,016,078
Lamar Advertising Co. Class A	69,203	4,408,923
Liberty Property Trust (SBI)	122,346	5,116,510
Life Storage, Inc.	38,545	3,408,920
Medical Properties Trust, Inc.	302,405	3,864,736
Mid-America Apartment Communities, Inc.	94,741	8,665,012
National Retail Properties, Inc.	127,950	4,867,218
Omega Healthcare Investors, Inc. (b)	161,465	4,194,861
Outfront Media, Inc.	116,147	2,177,756
Paramount Group, Inc.	171,542	2,461,628
Park Hotels & Resorts, Inc.	148,924	4,286,033
Piedmont Office Realty Trust, Inc. Class A	117,131	2,098,988
Prologis, Inc.	440,826	28,614,016
Rayonier, Inc.	107,775	4,008,152
Realty Income Corp.	235,979	11,919,299
Regency Centers Corp.	124,641	7,335,123
Retail Properties America, Inc.	181,759	2,097,499
SBA Communications Corp. Class A (a)	97,282	15,587,495
Senior Housing Properties Trust (SBI)	199,181	3,101,248
SL Green Realty Corp.	75,584	7,387,580
Spirit Realty Capital, Inc.	381,037	3,067,348
Store Capital Corp.	141,741	3,576,125
Sun Communities, Inc.	63,899	5,996,921
Tanger Factory Outlet Centers, Inc.	77,091	1,692,147
Taubman Centers, Inc.	49,285	2,758,974
The Macerich Co.	114,344	6,588,501
UDR, Inc.	221,274	7,999,055
Uniti Group, Inc. (b)	138,633	2,498,167
Ventas, Inc.	296,654	15,253,949
VEREIT, Inc.	817,001	5,555,607
Vornado Realty Trust	143,828	9,784,619
Weingarten Realty Investors (SBI)	100,648	2,764,801
Welltower, Inc.	310,184	16,576,233
Weyerhaeuser Co.	624,045	22,952,375
WP Carey, Inc.	87,383	5,579,405
		498,760,842
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	245,608	11,128,498
Howard Hughes Corp. (a)	30,549	4,133,280
Jones Lang LaSalle, Inc.	37,730	6,395,612
Realogy Holdings Corp. (b)	110,894	2,751,280
VICI Properties, Inc.	228,063	4,146,185
		28,554,855

TOTAL REAL ESTATE		527,315,697

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. (b)	804,661	14,950,601
Zayo Group Holdings, Inc. (a)	155,145	5,631,764
		20,582,365
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	81,583	2,229,663
U.S. Cellular Corp. (a)	11,514	455,609
		2,685,272

TOTAL TELECOMMUNICATION SERVICES		23,267,637

UTILITIES - 5.8%
Electric Utilities - 2.3%
Alliant Energy Corp.	193,304	8,302,407
Edison International	265,786	17,414,299
Entergy Corp.	150,279	12,261,264
Eversource Energy	265,464	15,994,206
FirstEnergy Corp.	371,672	12,785,517
Great Plains Energy, Inc.	179,802	5,884,919
Hawaiian Electric Industries, Inc.	90,443	3,137,468
OGE Energy Corp.	166,411	5,469,930
Pinnacle West Capital Corp.	92,791	7,469,676
PPL Corp.	573,398	16,685,882
Vistra Energy Corp. (a)	270,768	6,187,049
Westar Energy, Inc.	118,031	6,394,920
Xcel Energy, Inc.	425,404	19,925,923
		137,913,460
Gas Utilities - 0.3%
Atmos Energy Corp.	90,705	7,881,357
National Fuel Gas Co.	67,104	3,445,790
UGI Corp.	144,440	6,989,452
		18,316,599
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	250,335	7,760,385
The AES Corp.	551,185	6,746,504
		14,506,889
Multi-Utilities - 2.6%
Ameren Corp.	202,487	11,869,788
Avangrid, Inc.	47,287	2,492,498
CenterPoint Energy, Inc.	360,830	9,139,824
CMS Energy Corp.	233,361	11,012,306
Consolidated Edison, Inc.	260,112	20,842,775
DTE Energy Co.	149,735	15,782,069
MDU Resources Group, Inc.	162,309	4,572,245
NiSource, Inc.	281,507	6,865,956
Public Service Enterprise Group, Inc.	422,958	22,057,260
SCANA Corp.	110,059	4,046,869
Sempra Energy	210,154	23,495,217
Vectren Corp.	69,463	4,881,165
WEC Energy Group, Inc.	264,279	16,987,854
		154,045,826
Water Utilities - 0.3%
American Water Works Co., Inc.	149,241	12,921,286
Aqua America, Inc.	148,625	5,224,169
		18,145,455

TOTAL UTILITIES		342,928,229

TOTAL COMMON STOCKS
(Cost $5,121,554,639)		5,866,793,689
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% to 1.69% 6/21/18 to 6/28/18 (c)
(Cost $2,992,907)	3,000,000	2,992,167
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.74% (d)	42,495,191	$42,503,690
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	332,760,354	332,793,631
TOTAL MONEY MARKET FUNDS
(Cost $375,290,715)		375,297,321
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $5,499,838,261)		6,245,083,177
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(352,971,292)
NET ASSETS - 100%		$5,892,111,885

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	127	June 2018	$23,775,670	$128,619	$128,619

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,013,382.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$448,050
Fidelity Securities Lending Cash Central Fund	901,497
Total	$1,349,547

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$838,533,194	$838,533,194	$--	$--
Consumer Staples	224,375,400	224,375,400	--	--
Energy	355,952,608	355,952,608	--	--
Financials	877,475,137	877,475,137	--	--
Health Care	548,224,807	548,224,807	--	--
Industrials	825,337,106	825,337,106	--	--
Information Technology	971,444,514	971,444,514	--	--
Materials	331,939,360	331,939,360	--	--
Real Estate	527,315,697	527,315,697	--	--
Telecommunication Services	23,267,637	23,267,637	--	--
Utilities	342,928,229	342,928,229	--	--
U.S. Government and Government Agency Obligations	2,992,167	--	2,992,167	--
Money Market Funds	375,297,321	375,297,321	--	--
Total Investments in Securities:	$6,245,083,177	$6,242,091,010	$2,992,167	$--
Derivative Instruments:
Assets
Futures Contracts	$128,619	$128,619	$--	$--
Total Assets	$128,619	$128,619	$--	$--
Total Derivative Instruments:	$128,619	$128,619	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$128,619	$0
Total Equity Risk	128,619	0
Total Value of Derivatives	$128,619	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including securities loaned of $321,981,665) — See accompanying schedule: Unaffiliated issuers (cost $5,124,547,546)	$5,869,785,856
Fidelity Central Funds (cost $375,290,715)	375,297,321
Total Investment in Securities (cost $5,499,838,261)		$6,245,083,177
Receivable for fund shares sold		8,934,210
Dividends receivable		2,581,318
Distributions receivable from Fidelity Central Funds		128,989
Total assets		6,256,727,694
Liabilities
Payable for investments purchased	$25,032,042
Payable for fund shares redeemed	6,327,718
Accrued management fee	171,337
Payable for daily variation margin on futures contracts	240,606
Other affiliated payables	60,201
Collateral on securities loaned	332,783,905
Total liabilities		364,615,809
Net Assets		$5,892,111,885
Net Assets consist of:
Paid in capital		$5,143,690,418
Undistributed net investment income		24,325,907
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,277,975)
Net unrealized appreciation (depreciation) on investments		745,373,535
Net Assets		$5,892,111,885
Investor Class:
Net Asset Value, offering price and redemption price per share ($71,574,603 ÷ 3,439,090 shares)		$20.81
Premium Class:
Net Asset Value, offering price and redemption price per share ($3,550,078,880 ÷ 170,331,612 shares)		$20.84
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,876,479,587 ÷ 90,013,825 shares)		$20.85
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($393,978,815 ÷ 18,900,259 shares)		$20.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$82,243,511
Interest		16,336
Income from Fidelity Central Funds (including $901,497 from security lending)		1,349,547
Total income		83,609,394
Expenses
Management fee	$1,783,490
Transfer agent fees	777,981
Independent trustees' fees and expenses	18,177
Interest	6,487
Miscellaneous	13,673
Total expenses before reductions	2,599,808
Expense reductions	(819)	2,598,989
Net investment income (loss)		81,010,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,332,014
Redemptions in-kind with affiliated entities	14,766,993
Fidelity Central Funds	15,429
Foreign currency transactions	275
Futures contracts	1,582,782
Total net realized gain (loss)		81,697,493
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	322,810,504
Fidelity Central Funds	(11,445)
Futures contracts	(121,931)
Total change in net unrealized appreciation (depreciation)		322,677,128
Net gain (loss)		404,374,621
Net increase (decrease) in net assets resulting from operations		$485,385,026

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,010,405	$41,317,811
Net realized gain (loss)	81,697,493	10,731,670
Change in net unrealized appreciation (depreciation)	322,677,128	326,410,024
Net increase (decrease) in net assets resulting from operations	485,385,026	378,459,505
Distributions to shareholders from net investment income	(66,305,259)	(31,858,285)
Distributions to shareholders from net realized gain	(62,352,948)	(21,673,727)
Total distributions	(128,658,207)	(53,532,012)
Share transactions - net increase (decrease)	1,894,776,965	1,737,408,713
Redemption fees	–	48,069
Total increase (decrease) in net assets	2,251,503,784	2,062,384,275
Net Assets
Beginning of period	3,640,608,101	1,578,223,826
End of period	$5,892,111,885	$3,640,608,101
Other Information
Undistributed net investment income end of period	$24,325,907	$14,194,624

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund Investor Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.22	$16.84	$17.95	$16.26	$13.66
Income from Investment Operations
Net investment income (loss)A	.31	.27	.27	.23	.20
Net realized and unrealized gain (loss)	1.78	2.49	(.71)	1.88	2.65
Total from investment operations	2.09	2.76	(.44)	2.11	2.85
Distributions from net investment income	(.25)	(.22)	(.21)	(.19)	(.13)
Distributions from net realized gain	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.50)	(.38)	(.67)	(.42)B	(.25)C
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$20.81	$19.22	$16.84	$17.95	$16.26
Total ReturnE	10.94%	16.54%	(2.31)%	13.08%	20.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.18%	.21%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.18%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.18%	.20%	.22%	.22%	.22%
Net investment income (loss)	1.52%	1.52%	1.58%	1.31%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$71,575	$64,902	$50,008	$35,791	$15,099
Portfolio turnover rateH	10%I	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Premium Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.24	$16.87	$17.98	$16.28	$13.68
Income from Investment Operations
Net investment income (loss)A	.33	.30	.29	.25	.23
Net realized and unrealized gain (loss)	1.80	2.47	(.71)	1.89	2.64
Total from investment operations	2.13	2.77	(.42)	2.14	2.87
Distributions from net investment income	(.27)	(.24)	(.23)	(.21)	(.16)
Distributions from net realized gain	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.53)B	(.40)	(.69)	(.44)C	(.27)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$20.84	$19.24	$16.87	$17.98	$16.28
Total ReturnE	11.11%	16.60%	(2.17)%	13.28%	21.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%	.09%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.06%	.07%	.08%	.08%	.08%
Expenses net of all reductions	.06%	.07%	.08%	.08%	.08%
Net investment income (loss)	1.64%	1.64%	1.72%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,550,079	$2,642,107	$1,249,498	$986,564	$519,385
Portfolio turnover rateH	10%I	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.253 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$16.87	$17.98	$16.29	$13.68
Income from Investment Operations
Net investment income (loss)A	.34	.30	.29	.26	.23
Net realized and unrealized gain (loss)	1.79	2.48	(.70)	1.88	2.65
Total from investment operations	2.13	2.78	(.41)	2.14	2.88
Distributions from net investment income	(.27)	(.24)	(.23)	(.21)	(.16)
Distributions from net realized gain	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.53)B	(.40)	(.70)C	(.45)	(.27)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D
Net asset value, end of period	$20.85	$19.25	$16.87	$17.98	$16.29
Total ReturnE	11.12%	16.68%	(2.15)%	13.24%	21.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%	.07%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.04%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.04%	.06%	.06%	.06%	.06%
Net investment income (loss)	1.65%	1.66%	1.74%	1.47%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,876,480	$742,199	$271,119	$268,052	$88,657
Portfolio turnover rateH	10%I	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.253 per share.

 C Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Premium Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$16.87	$17.98	$16.29	$13.68
Income from Investment Operations
Net investment income (loss)A	.34	.31	.31	.26	.23
Net realized and unrealized gain (loss)	1.79	2.48	(.72)	1.88	2.65
Total from investment operations	2.13	2.79	(.41)	2.14	2.88
Distributions from net investment income	(.28)	(.25)	(.24)	(.22)	(.16)
Distributions from net realized gain	(.25)	(.16)	(.46)	(.24)	(.11)
Total distributions	(.53)	(.41)	(.70)	(.45)B	(.27)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C
Net asset value, end of period	$20.85	$19.25	$16.87	$17.98	$16.29
Total ReturnD	11.13%	16.70%	(2.13)%	13.26%	21.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.66%	1.67%	1.76%	1.49%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$393,979	$191,401	$7,598	$25,167	$4,263
Portfolio turnover rateG	10%H	14%	16%	8%	7%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Past 5 years	Life of fundA
Investor Class	11.59%	11.79%	14.29%
Premium Class	11.71%	11.94%	14.44%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$24,295	Fidelity® Small Cap Index Fund - Investor Class
$24,335	Russell 2000® Index

Fidelity® Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes performed roughly in line with the 11.54% gain of the benchmark Russell 2000® Index. Many of the index's top contributors on an absolute basis came from the robust health care sector, led by Nektar Therapeutics, whose shares soared (+342%) on favorable drug-trial results, among other factors. Other big movers within health care included Kite Pharma (+119%), Avexis (+164%), Bluebird Bio (+91%), Sage Therapeutics (+103%), Insulet (+98%) and Sarepta Therapeutics (+110%). Meanwhile, from the strong-performing tech sector, food-delivery service Grubhub gained 135%, benefiting from strong fourth-quarter earnings and a well-received partnership with Yum! Brands, which owns several well-known restaurant chains. Payroll and human resources technology provider Paycom Software (+90%) and cloud-computing software company Nutanix (+162%) also notably contributed. Conversely, there were some laggards within health care, including Prothena (-78%), which discontinued its leading drug candidate. Other meaningful detractors included over-the-counter brand owner Prestige Brands Holdings (-49%) and biopharmaceutical firm Medicines (-39%). Semiconductor firm Cirrus Logic saw its shares return roughly -43% for the year. Another chip maker, MACOM Technology Solutions Holdings (-66%) also struggled, as the company reported disappointing financial results amid weak demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Nektar Therapeutics	0.6
GrubHub, Inc.	0.4
bluebird bio, Inc.	0.4
Aspen Technology, Inc.	0.3
Sage Therapeutics, Inc.	0.3
HealthSouth Corp.	0.3
Avexis, Inc.	0.3
Exact Sciences Corp.	0.3
EPAM Systems, Inc.	0.3
Curtiss-Wright Corp.	0.3
3.5

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	18.1
Information Technology	17.0
Health Care	16.4
Industrials	14.8
Consumer Discretionary	12.3
Real Estate	6.3
Materials	4.3
Energy	3.9
Utilities	3.3
Consumer Staples	2.3

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.0%

Fidelity® Small Cap Index Fund

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	205,946	$3,159,212
Cooper Tire & Rubber Co. (b)	107,472	2,627,690
Cooper-Standard Holding, Inc. (a)	36,107	4,470,047
Dana Holding Corp.	303,238	7,195,838
Dorman Products, Inc. (a)	56,430	3,626,192
Fox Factory Holding Corp. (a)	73,284	2,436,693
Gentherm, Inc. (a)	76,712	2,592,866
Hertz Global Holdings, Inc. (a)(b)	114,108	2,498,965
Horizon Global Corp. (a)	50,325	375,928
LCI Industries	50,506	4,813,222
Modine Manufacturing Co. (a)	103,568	1,781,370
Motorcar Parts of America, Inc. (a)	40,081	763,142
Shiloh Industries, Inc.(a)	29,264	243,184
Standard Motor Products, Inc.	45,336	2,055,988
Stoneridge, Inc. (a)	57,017	1,501,258
Superior Industries International, Inc.	52,029	684,181
Tenneco, Inc.	106,388	4,754,480
Tower International, Inc.	40,903	1,206,639
VOXX International Corp. (a)	40,571	202,855
		46,989,750
Automobiles - 0.1%
REV Group, Inc.	64,241	1,159,550
Winnebago Industries, Inc. (b)	66,028	2,502,461
		3,662,011
Distributors - 0.1%
Core-Mark Holding Co., Inc.	96,237	1,983,445
Weyco Group, Inc.	12,515	459,301
		2,442,746
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	126,010	5,998,076
American Public Education, Inc. (a)	32,652	1,315,876
Ascent Capital Group, Inc. (a)	22,286	77,110
Bridgepoint Education, Inc. (a)	53,098	310,092
Cambium Learning Group, Inc. (a)	27,979	283,707
Capella Education Co.	24,489	2,246,866
Career Education Corp. (a)	142,562	1,849,029
Carriage Services, Inc.	31,494	819,789
Chegg, Inc. (a)(b)	203,177	4,715,738
Collectors Universe, Inc.	15,316	240,002
Grand Canyon Education, Inc. (a)	97,814	10,171,678
Houghton Mifflin Harcourt Co. (a)	219,248	1,490,886
K12, Inc. (a)	81,534	1,247,470
Laureate Education, Inc. Class A (a)	116,110	1,639,473
Liberty Tax, Inc.	13,875	142,913
Regis Corp. (a)	73,352	1,145,758
Sotheby's Class A (Ltd. vtg.) (a)(b)	79,376	4,191,053
Strayer Education, Inc. (b)	22,330	2,346,213
Weight Watchers International, Inc. (a)(b)	58,535	4,100,377
		44,332,106
Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd. Class A (a)	188,042	2,012,049
Biglari Holdings, Inc. (a)	2,124	726,960
BJ's Restaurants, Inc.	41,891	2,339,612
Bloomin' Brands, Inc.	188,625	4,462,868
Bluegreen Vacations Corp.	15,857	368,992
Bojangles', Inc. (a)	37,656	555,426
Boyd Gaming Corp.	173,604	5,765,389
Brinker International, Inc. (b)	97,184	4,236,251
Caesars Entertainment Corp. (a)(b)	284,087	3,224,387
Carrols Restaurant Group, Inc. (a)	72,597	747,749
Century Casinos, Inc. (a)	51,327	394,191
Churchill Downs, Inc.	28,079	7,710,493
Chuy's Holdings, Inc. (a)(b)	34,590	989,274
Cracker Barrel Old Country Store, Inc. (b)	40,138	6,606,313
Dave & Buster's Entertainment, Inc. (a)(b)	84,980	3,610,800
Del Frisco's Restaurant Group, Inc. (a)	44,321	704,704
Del Taco Restaurants, Inc. (a)	69,286	773,232
Denny's Corp. (a)	133,555	2,338,548
DineEquity, Inc. (b)	35,972	2,854,018
Drive Shack, Inc. (a)(b)	131,366	713,317
El Pollo Loco Holdings, Inc. (a)	41,159	411,590
Eldorado Resorts, Inc. (a)(b)	97,478	3,947,859
Empire Resorts, Inc. (a)(b)	6,900	131,445
Fiesta Restaurant Group, Inc. (a)(b)	54,306	1,140,426
Golden Entertainment, Inc. (a)(b)	36,948	988,359
Habit Restaurants, Inc. Class A (a)(b)	40,869	412,777
ILG, Inc.	222,087	7,579,829
Inspired Entertainment, Inc. (a)	19,966	99,830
International Speedway Corp. Class A	50,097	2,058,987
J. Alexanders Holdings, Inc. (a)	26,081	311,668
Jack in the Box, Inc.	61,695	5,534,042
La Quinta Holdings, Inc. (a)	170,887	3,339,132
Lindblad Expeditions Holdings (a)	43,059	471,496
Marcus Corp.	39,271	1,170,276
Marriott Vacations Worldwide Corp. (b)	44,683	5,478,583
Monarch Casino & Resort, Inc. (a)	22,770	971,368
Nathan's Famous, Inc.	5,764	472,360
Noodles & Co. (a)	23,714	171,927
Papa John's International, Inc. (b)	54,182	3,359,284
Penn National Gaming, Inc. (a)	176,628	5,353,595
Pinnacle Entertainment, Inc. (a)	110,216	3,540,138
Planet Fitness, Inc. (a)	180,807	7,284,714
PlayAGS, Inc. (a)	21,835	493,689
Potbelly Corp. (a)(b)	46,318	553,500
RCI Hospitality Holdings, Inc.	19,754	537,111
Red Lion Hotels Corp. (a)	33,556	330,527
Red Robin Gourmet Burgers, Inc. (a)(b)	26,885	1,676,280
Red Rock Resorts, Inc.	144,154	4,352,009
Ruth's Hospitality Group, Inc.	61,375	1,647,919
Scientific Games Corp. Class A (a)(b)	111,059	5,919,445
SeaWorld Entertainment, Inc. (a)(b)	143,910	2,171,602
Shake Shack, Inc. Class A (a)(b)	46,424	2,210,247
Sonic Corp.	77,943	2,019,503
Speedway Motorsports, Inc.	24,896	439,414
Texas Roadhouse, Inc. Class A	139,681	8,950,758
The Cheesecake Factory, Inc. (b)	89,374	4,642,979
Wingstop, Inc. (b)	60,572	2,959,548
Zoe's Kitchen, Inc. (a)(b)	40,471	596,947
		144,865,736
Household Durables - 1.4%
AV Homes, Inc. (a)	24,639	410,239
Bassett Furniture Industries, Inc.	21,852	634,801
Beazer Homes U.S.A., Inc. (a)	64,567	947,844
Cavco Industries, Inc. (a)	17,782	3,029,164
Century Communities, Inc. (a)	42,237	1,298,788
CSS Industries, Inc.	18,047	307,882
Ethan Allen Interiors, Inc.	51,464	1,134,781
Flexsteel Industries, Inc.	16,537	606,246
GoPro, Inc. Class A (a)(b)	228,715	1,157,298
Green Brick Partners, Inc. (a)	49,782	502,798
Hamilton Beach Brands Holding Co. Class A	5,780	128,605
Helen of Troy Ltd. (a)	56,884	5,071,209
Hooker Furniture Corp.	24,168	912,342
Hovnanian Enterprises, Inc. Class A (a)	265,022	532,694
Installed Building Products, Inc. (a)	45,123	2,603,597
iRobot Corp. (a)(b)	56,049	3,271,020
KB Home	177,062	4,700,996
La-Z-Boy, Inc.	97,683	2,813,270
LGI Homes, Inc. (a)(b)	36,005	2,491,546
Libbey, Inc.	44,367	253,779
Lifetime Brands, Inc.	20,046	238,547
M.D.C. Holdings, Inc.	94,557	2,743,099
M/I Homes, Inc. (a)	55,527	1,692,463
Meritage Homes Corp. (a)	81,268	3,616,426
New Home Co. LLC (a)	24,973	249,231
PICO Holdings, Inc.	49,394	595,198
Taylor Morrison Home Corp. (a)	231,993	5,512,154
TopBuild Corp. (a)	73,917	5,891,185
TRI Pointe Homes, Inc. (a)	311,871	5,336,113
Universal Electronics, Inc. (a)	29,168	1,350,478
William Lyon Homes, Inc. (a)	67,248	1,806,281
Zagg, Inc. (a)	56,575	633,640
		62,473,714
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	55,865	709,486
Duluth Holdings, Inc. (a)(b)	19,425	337,024
FTD Companies, Inc. (a)	34,182	220,132
Gaia, Inc. Class A (a)	17,731	268,625
Groupon, Inc. (a)(b)	707,480	3,282,707
Lands' End, Inc. (a)	27,614	534,331
Liberty TripAdvisor Holdings, Inc. (a)	152,681	1,404,665
NutriSystem, Inc.	62,401	1,809,629
Overstock.com, Inc. (a)(b)	35,042	1,335,100
PetMed Express, Inc. (b)	41,473	1,387,687
Shutterfly, Inc. (a)	67,862	5,491,393
		16,780,779
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	110,942	1,220,362
Callaway Golf Co.	195,454	3,373,536
Clarus Corp. (a)	41,558	297,140
Escalade, Inc.	21,476	284,557
Johnson Outdoors, Inc. Class A	10,215	661,523
Malibu Boats, Inc. Class A (a)	43,223	1,456,615
Marine Products Corp.	15,828	240,111
MCBC Holdings, Inc. (a)	38,430	922,320
Nautilus, Inc. (a)	63,770	927,854
Sturm, Ruger & Co., Inc. (b)	35,330	1,951,983
Vista Outdoor, Inc. (a)(b)	119,704	2,005,042
		13,341,043
Media - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	111,598	1,947,385
Beasley Broadcast Group, Inc. Class A	9,881	112,149
Central European Media Enterprises Ltd. Class A (a)(b)	173,887	739,020
Clear Channel Outdoor Holding, Inc. Class A	74,544	357,811
Daily Journal Corp. (a)(b)	2,247	509,058
E.W. Scripps Co. Class A (b)	119,359	1,328,466
Entercom Communications Corp. Class A (b)	265,281	2,692,602
Entravision Communication Corp. Class A	140,658	654,060
Eros International PLC (a)(b)	63,788	682,532
Fluent, Inc. (a)(b)	44,965	123,654
Gannett Co., Inc.	236,247	2,284,508
Global Eagle Entertainment, Inc. (a)(b)	101,686	118,973
Gray Television, Inc. (a)	168,462	1,903,621
Hemisphere Media Group, Inc. (a)	29,325	319,643
IMAX Corp. (a)	117,422	2,724,190
Liberty Media Corp.:
Liberty Braves Class A (a)	18,357	403,303
Liberty Braves Class C (a)	75,504	1,664,108
Loral Space & Communications Ltd. (a)	26,654	1,035,508
MDC Partners, Inc. Class A (a)	119,633	903,229
Meredith Corp. (b)	82,504	4,273,707
MSG Network, Inc. Class A (a)(b)	124,474	2,551,717
National CineMedia, Inc.	129,824	742,593
New Media Investment Group, Inc.	106,964	1,773,463
Nexstar Broadcasting Group, Inc. Class A	91,945	5,723,576
Reading International, Inc. Class A (a)	33,593	514,981
Saga Communications, Inc. Class A	7,636	283,296
Salem Communications Corp. Class A	23,485	73,978
Scholastic Corp.	59,046	2,444,504
Sinclair Broadcast Group, Inc. Class A (b)	149,074	4,226,248
The New York Times Co. Class A	262,516	6,156,000
Townsquare Media, Inc.	17,793	135,583
tronc, Inc. (a)	42,020	771,487
World Wrestling Entertainment, Inc. Class A (b)	88,259	3,511,826
		53,686,779
Multiline Retail - 0.3%
Big Lots, Inc. (b)	88,276	3,747,316
Dillard's, Inc. Class A (b)	28,478	2,123,035
Fred's, Inc. Class A (b)	72,808	174,375
JC Penney Corp., Inc. (a)(b)	653,961	1,903,027
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	99,824	6,209,053
Sears Holdings Corp. (a)(b)	24,062	71,945
		14,228,751
Specialty Retail - 2.2%
Aaron's, Inc. Class A	132,446	5,532,269
Abercrombie & Fitch Co. Class A (b)	142,909	3,661,329
America's Car Mart, Inc. (a)	14,792	788,414
American Eagle Outfitters, Inc.	339,072	7,012,009
Armstrong Flooring, Inc. (a)	43,863	541,708
Asbury Automotive Group, Inc. (a)	38,420	2,576,061
Ascena Retail Group, Inc. (a)(b)	360,083	799,384
Barnes & Noble Education, Inc. (a)	82,593	593,844
Barnes & Noble, Inc.	126,902	704,306
Big 5 Sporting Goods Corp. (b)	41,137	345,551
Boot Barn Holdings, Inc. (a)(b)	40,776	797,986
Build-A-Bear Workshop, Inc. (a)	27,536	250,578
Caleres, Inc.	87,625	2,867,966
Camping World Holdings, Inc.	65,737	1,882,050
Cars.com, Inc. (b)	150,249	4,279,092
Chico's FAS, Inc.	267,024	2,651,548
Citi Trends, Inc.	27,882	854,026
Conn's, Inc. (a)(b)	39,551	1,008,551
DSW, Inc. Class A	137,750	3,071,825
Express, Inc. (a)	159,237	1,248,418
Finish Line, Inc. Class A (b)	82,004	1,112,794
Five Below, Inc. (a)	112,552	7,947,297
Francesca's Holdings Corp. (a)	73,630	364,469
Genesco, Inc. (a)(b)	41,010	1,753,178
GNC Holdings, Inc. Class A (a)(b)	145,229	515,563
Group 1 Automotive, Inc.	41,634	2,720,782
Guess?, Inc.	125,198	2,915,861
Haverty Furniture Companies, Inc.	41,887	760,249
Hibbett Sports, Inc. (a)(b)	39,941	1,086,395
Hudson Ltd. (a)	83,726	1,241,657
Kirkland's, Inc. (a)	30,998	328,269
Lithia Motors, Inc. Class A (sub. vtg.)	48,910	4,688,513
Lumber Liquidators Holdings, Inc. (a)(b)	59,271	1,426,653
MarineMax, Inc. (a)	44,563	962,561
Monro, Inc. (b)	66,545	3,723,193
Office Depot, Inc.	1,074,365	2,460,296
Party City Holdco, Inc. (a)(b)	72,326	1,139,135
Pier 1 Imports, Inc. (b)	161,912	361,064
Rent-A-Center, Inc. (b)	89,825	908,131
RH (a)(b)	41,987	4,007,659
Shoe Carnival, Inc.	24,688	601,647
Sleep Number Corp. (a)(b)	82,284	2,331,929
Sonic Automotive, Inc. Class A (sub. vtg.)	52,547	1,040,431
Sportsman's Warehouse Holdings, Inc. (a)(b)	73,542	366,975
Tailored Brands, Inc.	102,620	3,237,661
The Buckle, Inc. (b)	61,131	1,409,070
The Cato Corp. Class A (sub. vtg.)	48,546	786,931
The Children's Place Retail Stores, Inc.	36,188	4,615,779
The Container Store Group, Inc. (a)(b)	32,401	201,858
Tile Shop Holdings, Inc.	87,128	596,827
Tilly's, Inc.	26,556	297,693
Vitamin Shoppe, Inc. (a)(b)	43,180	213,741
Winmark Corp.	4,367	569,020
Zumiez, Inc. (a)(b)	38,546	901,976
		99,062,172
Textiles, Apparel & Luxury Goods - 0.9%
Cadence Bancorp	61,135	1,786,976
Columbia Sportswear Co.	60,914	5,056,471
Crocs, Inc. (a)	145,440	2,297,952
Culp, Inc.	22,950	678,173
Deckers Outdoor Corp. (a)	66,045	6,159,357
Delta Apparel, Inc. (a)	13,355	241,592
Emerald Expositions Events, Inc.	38,202	736,153
Fossil Group, Inc. (a)(b)	92,721	1,386,179
G-III Apparel Group Ltd. (a)	90,226	3,292,347
Iconix Brand Group, Inc. (a)(b)	101,276	82,104
J.Jill, Inc. (a)	28,989	148,134
Movado Group, Inc.	31,583	1,245,949
Newmark Group, Inc.	48,425	731,218
Oxford Industries, Inc.	34,178	2,633,073
Perry Ellis International, Inc. (a)	27,072	702,518
PetIQ, Inc. Class A (b)	15,779	352,661
Sequential Brands Group, Inc. (a)(b)	80,443	155,255
Steven Madden Ltd.	123,661	5,966,643
Superior Uniform Group, Inc.	18,121	486,005
TPG RE Finance Trust, Inc. (b)	43,806	866,921
Unifi, Inc. (a)	32,094	950,303
Vera Bradley, Inc. (a)	39,767	452,548
Wolverine World Wide, Inc.	194,586	5,829,797
		42,238,329

TOTAL CONSUMER DISCRETIONARY		544,103,916

CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	17,358	3,890,796
Castle Brands, Inc. (a)(b)	181,437	226,796
Coca-Cola Bottling Co. Consolidated	9,921	1,670,597
Craft Brew Alliance, Inc. (a)	27,602	532,719
MGP Ingredients, Inc. (b)	27,035	2,589,683
National Beverage Corp. (b)	24,493	2,164,201
Primo Water Corp. (a)	53,711	700,391
		11,775,183
Food & Staples Retailing - 0.5%
Andersons, Inc.	56,650	1,849,623
Chefs' Warehouse Holdings (a)	44,094	1,069,280
Ingles Markets, Inc. Class A	29,722	1,017,979
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	18,280	130,702
Performance Food Group Co. (a)	212,221	6,886,571
PriceSmart, Inc. (b)	45,832	4,014,883
Smart & Final Stores, Inc. (a)(b)	45,739	233,269
SpartanNash Co.	75,688	1,376,008
SUPERVALU, Inc. (a)(b)	81,073	1,419,588
United Natural Foods, Inc. (a)(b)	106,420	4,791,028
Village Super Market, Inc. Class A	17,294	470,397
Weis Markets, Inc.	20,180	928,684
		24,188,012
Food Products - 0.9%
Alico, Inc.	6,294	203,296
B&G Foods, Inc. Class A (b)	137,105	3,119,139
Cal-Maine Foods, Inc. (a)	59,885	2,916,400
Calavo Growers, Inc. (b)	33,367	3,126,488
Darling International, Inc. (a)	342,346	5,867,810
Dean Foods Co.	191,379	1,647,773
Farmer Brothers Co. (a)	18,997	538,565
Fresh Del Monte Produce, Inc.	67,706	3,327,750
Freshpet, Inc. (a)(b)	51,716	1,023,977
Hostess Brands, Inc. Class A (a)(b)	166,906	2,345,029
J&J Snack Foods Corp.	31,392	4,313,575
John B. Sanfilippo & Son, Inc. (b)	17,917	1,019,298
Lancaster Colony Corp.	39,145	4,916,221
Landec Corp. (a)	56,667	753,671
Lifeway Foods, Inc. (a)	9,520	50,551
Limoneira Co.	25,929	603,627
Sanderson Farms, Inc. (b)	42,030	4,672,055
Seneca Foods Corp. Class A (a)	14,090	388,180
Tootsie Roll Industries, Inc. (b)	35,594	1,016,209
		41,849,614
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	21,457	804,423
Central Garden & Pet Co. Class A (non-vtg.) (a)	74,119	2,631,225
Funko, Inc. (a)(b)	21,290	187,139
HRG Group, Inc. (a)	248,277	2,790,633
Oil-Dri Corp. of America	10,153	393,530
Orchids Paper Products Co. (b)	18,350	112,119
WD-40 Co.	29,027	3,828,661
		10,747,730
Personal Products - 0.2%
elf Beauty, Inc. (a)(b)	43,793	795,719
Inter Parfums, Inc.	36,478	1,867,674
MediFast, Inc.	22,083	2,216,692
Natural Health Trends Corp. (b)	14,864	275,876
Nature's Sunshine Products, Inc.	21,728	200,984
Revlon, Inc. (a)(b)	24,867	566,968
USANA Health Sciences, Inc. (a)	23,606	2,491,613
		8,415,526
Tobacco - 0.2%
Turning Point Brands, Inc.	10,422	221,155
Universal Corp.	51,685	2,431,779
Vector Group Ltd. (b)	203,890	3,975,855
		6,628,789

TOTAL CONSUMER STAPLES		103,604,854

ENERGY - 3.9%
Energy Equipment & Services - 1.5%
Archrock, Inc.	278,901	3,012,131
Basic Energy Services, Inc. (a)	37,492	606,621
Bristow Group, Inc. (b)	67,481	1,083,070
C&J Energy Services, Inc. (a)	104,360	3,116,190
Carbo Ceramics, Inc. (a)(b)	46,455	410,662
Diamond Offshore Drilling, Inc. (a)(b)	135,186	2,486,071
Dril-Quip, Inc. (a)(b)	78,739	3,263,732
Ensco PLC Class A (b)	893,196	5,046,557
Era Group, Inc. (a)	39,849	420,407
Exterran Corp. (a)	66,247	1,940,375
Fairmount Santrol Holidings, Inc. (a)(b)	327,686	1,802,273
Forum Energy Technologies, Inc. (a)(b)	170,051	2,142,643
Frank's International NV (b)	100,861	705,018
FTS International, Inc. (a)	47,033	939,249
Geospace Technologies Corp. (a)	26,529	279,616
Gulf Island Fabrication, Inc.	27,644	276,440
Helix Energy Solutions Group, Inc. (a)	296,444	2,288,548
Independence Contract Drilling, Inc. (a)	69,343	318,284
Key Energy Services, Inc. (a)(b)	20,798	333,392
Liberty Oilfield Services, Inc. Class A (a)(b)	29,924	596,685
Mammoth Energy Services, Inc. (a)(b)	17,061	554,141
Matrix Service Co. (a)	56,032	862,893
McDermott International, Inc. (a)(b)	597,652	3,944,503
Natural Gas Services Group, Inc. (a)	25,098	604,862
NCS Multistage Holdings, Inc. (b)	21,465	391,092
Newpark Resources, Inc. (a)	174,032	1,827,336
Noble Corp. (a)	513,834	2,399,605
Oil States International, Inc. (a)(b)	106,718	3,836,512
Parker Drilling Co. (a)(b)	270,945	170,804
PHI, Inc. (non-vtg.) (a)	23,612	295,858
Pioneer Energy Services Corp. (a)	167,170	576,737
Quintana Energy Services, Inc. (a)	12,390	95,899
Ranger Energy Services, Inc. Class A (b)	11,909	98,249
RigNet, Inc. (a)	26,941	406,809
Rowan Companies PLC (a)(b)	243,273	3,512,862
SEACOR Holdings, Inc.	34,633	1,899,274
SEACOR Marine Holdings, Inc. (b)	34,691	821,830
Smart Sand, Inc. (a)(b)	44,242	323,851
Solaris Oilfield Infrastructure, Inc. Class A	39,814	748,503
Superior Energy Services, Inc. (a)	316,521	3,396,270
TETRA Technologies, Inc. (a)	241,110	947,562
U.S. Silica Holdings, Inc. (b)	170,443	5,132,039
Unit Corp. (a)	107,792	2,444,723
		66,360,178
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)	333,307	953,258
Adams Resources & Energy, Inc.	4,389	201,016
Approach Resources, Inc. (a)(b)	87,075	242,069
Arch Coal, Inc.	39,960	3,229,967
Ardmore Shipping Corp. (a)	70,941	567,528
Bonanza Creek Energy, Inc.	43,162	1,309,103
California Resources Corp. (a)(b)	89,053	2,266,399
Callon Petroleum Co. (a)(b)	419,942	5,841,393
Carrizo Oil & Gas, Inc. (a)(b)	160,766	3,226,574
Clean Energy Fuels Corp. (a)	276,308	444,856
Cloud Peak Energy, Inc. (a)	149,593	477,202
Contango Oil & Gas Co. (a)	47,757	178,134
CVR Energy, Inc. (b)	33,605	1,159,373
Delek U.S. Holdings, Inc.	166,813	7,901,932
Denbury Resources, Inc. (a)(b)	837,293	2,754,694
DHT Holdings, Inc. (b)	188,055	682,640
Dorian Lpg Ltd. (a)	45,429	326,635
Earthstone Energy, Inc. (a)	37,272	381,293
Eclipse Resources Corp. (a)	176,743	235,068
Energy XXI Gulf Coast, Inc. (a)	59,833	345,835
EP Energy Corp. (a)(b)	77,858	143,259
Evolution Petroleum Corp.	51,241	476,541
EXCO Resources, Inc. (a)	2	0
Frontline Ltd. (NY Shares) (b)	165,689	717,433
GasLog Ltd. (b)	84,284	1,420,185
Gastar Exploration, Inc. (a)(b)	364,771	248,044
Gener8 Maritime, Inc. (a)	101,629	585,383
Golar LNG Ltd. (b)	200,161	6,435,176
Green Plains, Inc. (b)	80,271	1,493,041
Halcon Resources Corp. (a)(b)	288,806	1,550,888
Hallador Energy Co.	32,801	214,519
Highpoint Resources, Inc. (a)(b)	208,786	1,442,711
International Seaways, Inc. (a)	60,928	1,226,481
Isramco, Inc. (a)	1,483	156,679
Jagged Peak Energy, Inc. (a)(b)	121,807	1,745,494
Jones Energy, Inc. (b)	102,433	67,493
Lilis Energy, Inc. (a)(b)	86,850	358,691
Matador Resources Co. (a)	203,523	6,663,343
Midstates Petroleum Co., Inc. (a)	22,647	316,832
NACCO Industries, Inc. Class A	8,244	303,791
Navios Maritime Acquisition Corp. (b)	166,547	129,107
Nine Energy Service, Inc. (a)	16,455	502,536
Nordic American Tanker Shipping Ltd. (b)	300,485	564,912
Oasis Petroleum, Inc. (a)	558,366	6,158,777
Overseas Shipholding Group, Inc. (a)	91,627	341,769
Pacific Ethanol, Inc. (a)	87,270	305,445
Panhandle Royalty Co. Class A	31,777	618,063
Par Pacific Holdings, Inc. (a)	65,666	1,107,785
PDC Energy, Inc. (a)	138,278	7,403,404
Peabody Energy Corp.	139,129	5,126,904
Penn Virginia Corp. (a)	29,507	1,369,715
Ramaco Resources, Inc. (a)	12,422	84,842
Renewable Energy Group, Inc. (a)(b)	78,685	1,015,037
Resolute Energy Corp. (a)(b)	46,107	1,539,513
Rex American Resources Corp. (a)(b)	12,329	921,963
Ring Energy, Inc. (a)	103,572	1,731,724
Sanchez Energy Corp. (a)(b)	155,754	478,165
SandRidge Energy, Inc. (a)	72,242	1,050,399
Scorpio Tankers, Inc. (b)	555,644	1,478,013
SemGroup Corp. Class A	137,893	3,468,009
Ship Finance International Ltd. (NY Shares) (b)	128,090	1,825,283
SilverBow Resources, Inc. (a)	14,107	432,380
Src Energy, Inc. (a)(b)	502,988	5,552,988
Stone Energy Corp. (a)	40,949	1,457,784
Teekay Corp. (b)	129,517	1,142,340
Teekay Tankers Ltd. (b)	411,749	473,511
Tellurian, Inc. (a)(b)	128,251	1,220,950
Ultra Petroleum Corp. (b)	407,088	985,153
Uranium Energy Corp. (a)(b)	292,398	441,521
W&T Offshore, Inc. (a)	196,137	1,196,436
WildHorse Resource Development Corp. (a)(b)	102,094	2,669,758
		111,085,139

TOTAL ENERGY		177,445,317

FINANCIALS - 18.1%
Banks - 10.4%
1st Source Corp.	33,398	1,736,696
Access National Corp.	32,232	896,372
ACNB Corp.	13,958	418,740
Allegiance Bancshares, Inc. (a)	24,491	990,661
American National Bankshares, Inc.	17,046	655,419
Ameris Bancorp	75,622	3,909,657
Ames National Corp.	17,340	479,451
Arrow Financial Corp.	24,899	881,425
Atlantic Capital Bancshares, Inc. (a)	42,862	827,237
Banc of California, Inc. (b)	90,679	1,741,037
BancFirst Corp.	34,736	1,985,162
Banco Latinoamericano de Comercio Exterior SA Series E	63,811	1,728,640
Bancorp, Inc., Delaware (a)	102,327	1,059,084
BancorpSouth Bank	178,462	5,898,169
Bank of Commerce Holdings	31,355	349,608
Bank of Marin Bancorp	14,364	1,042,108
Bankwell Financial Group, Inc.	12,143	383,476
Banner Corp.	67,686	3,885,176
Bar Harbor Bankshares	32,227	941,673
BCB Bancorp, Inc.	25,522	395,591
Berkshire Hills Bancorp, Inc.	83,357	3,163,398
Blue Hills Bancorp, Inc.	51,344	1,043,567
Boston Private Financial Holdings, Inc.	176,022	2,825,153
Bridge Bancorp, Inc.	39,616	1,303,366
Brookline Bancorp, Inc., Delaware	157,327	2,611,628
Bryn Mawr Bank Corp.	39,288	1,752,245
Byline Bancorp, Inc.	35,382	751,868
C & F Financial Corp.	6,613	382,893
Camden National Corp.	32,177	1,425,763
Capital City Bank Group, Inc.	22,413	501,603
Capstar Financial Holdings, Inc. (a)	17,989	343,410
Carolina Financial Corp.	40,361	1,582,555
Cathay General Bancorp	159,561	6,384,036
CBTX, Inc.	5,639	163,531
Centerstate Banks of Florida, Inc.	125,850	3,647,133
Central Pacific Financial Corp.	60,587	1,761,870
Central Valley Community Bancorp	20,051	413,051
Century Bancorp, Inc. Class A (non-vtg.)	5,921	473,680
Chemical Financial Corp.	148,379	8,144,523
Chemung Financial Corp.	6,462	305,006
Citizens & Northern Corp.	23,793	574,601
City Holding Co.	31,370	2,245,465
Civista Bancshares, Inc.	20,075	460,521
CNB Financial Corp., Pennsylvania	30,977	878,508
CoBiz, Inc.	80,025	1,612,504
Codorus Valley Bancorp, Inc.	17,268	504,398
Columbia Banking Systems, Inc.	150,814	6,064,231
Community Bank System, Inc.	102,060	5,740,875
Community Bankers Trust Corp. (a)	43,429	377,832
Community Financial Corp.	8,008	288,608
Community Trust Bancorp, Inc.	32,090	1,540,320
ConnectOne Bancorp, Inc.	64,253	1,696,279
County Bancorp, Inc.	9,475	266,816
Customers Bancorp, Inc. (a)	60,594	1,746,319
CVB Financial Corp.	215,367	4,770,379
DNB Financial Corp. (b)	6,278	218,788
Eagle Bancorp, Inc. (a)	66,618	3,910,477
Enterprise Bancorp, Inc.	19,746	714,410
Enterprise Financial Services Corp.	46,716	2,375,509
Equity Bancshares, Inc. (a)	23,146	882,557
Evans Bancorp, Inc.	9,350	423,555
Farmers & Merchants Bancorp, Inc.	18,490	815,594
Farmers Capital Bank Corp.	16,519	828,428
Farmers National Banc Corp.	53,340	786,765
FCB Financial Holdings, Inc. Class A (a)	76,316	4,411,065
Fidelity Southern Corp.	46,053	1,046,785
Financial Institutions, Inc.	31,880	991,468
First Bancorp, North Carolina	59,121	2,255,466
First Bancorp, Puerto Rico (a)	403,130	2,910,599
First Bancshares, Inc.	22,464	726,710
First Busey Corp.	84,055	2,492,231
First Business Finance Services, Inc.	16,623	432,032
First Citizen Bancshares, Inc.	15,540	6,717,787
First Commonwealth Financial Corp.	202,547	3,066,562
First Community Bancshares, Inc.	35,607	1,104,885
First Connecticut Bancorp, Inc.	29,581	712,902
First Financial Bancorp, Ohio	199,667	6,179,694
First Financial Bankshares, Inc. (b)	131,967	6,538,965
First Financial Corp., Indiana	21,407	915,149
First Financial Northwest, Inc.	16,379	276,805
First Foundation, Inc. (a)	62,842	1,124,243
First Guaranty Bancshares, Inc. (b)	9,128	236,780
First Internet Bancorp	17,351	593,404
First Interstate Bancsystem, Inc.	54,089	2,190,605
First Merchants Corp.	85,151	3,668,305
First Mid-Illinois Bancshares, Inc.	21,944	806,442
First Midwest Bancorp, Inc., Delaware	215,299	5,233,919
First Northwest Bancorp (a)	19,970	320,918
First of Long Island Corp.	50,048	1,326,272
Flushing Financial Corp.	57,987	1,502,443
FNB Bancorp California	10,912	395,233
Franklin Financial Network, Inc. (a)	24,450	823,965
Fulton Financial Corp.	355,930	6,015,217
German American Bancorp, Inc.	44,143	1,489,826
Glacier Bancorp, Inc. (b)	163,584	6,057,516
Great Southern Bancorp, Inc.	23,572	1,245,780
Great Western Bancorp, Inc.	123,141	5,066,021
Green Bancorp, Inc.	51,004	1,150,140
Guaranty Bancorp	50,875	1,449,938
Guaranty Bancshares, Inc. Texas	18,323	600,811
Hancock Holding Co.	177,494	8,670,582
Hanmi Financial Corp.	65,044	1,795,214
HarborOne Bancorp, Inc. (a)	26,665	469,037
Heartland Financial U.S.A., Inc.	50,898	2,730,678
Heritage Commerce Corp.	75,061	1,237,756
Heritage Financial Corp., Washington	61,556	1,828,213
Hilltop Holdings, Inc.	154,455	3,462,881
Home Bancshares, Inc.	328,240	7,628,298
HomeTrust Bancshares, Inc. (a)	35,673	931,065
Hope Bancorp, Inc.	270,538	4,677,602
Horizon Bancorp Industries	47,619	1,369,522
Howard Bancorp, Inc. (a)	17,816	338,504
IBERIABANK Corp.	105,333	7,894,708
Independent Bank Corp.	43,482	1,039,220
Independent Bank Corp., Massachusetts	56,348	4,073,960
Independent Bank Group, Inc.	41,985	2,997,729
International Bancshares Corp.	113,772	4,528,126
Investar Holding Corp.	16,536	420,841
Investors Bancorp, Inc.	535,878	7,164,689
Lakeland Bancorp, Inc.	93,506	1,823,367
Lakeland Financial Corp.	49,836	2,368,207
LCNB Corp.	17,948	335,628
LegacyTexas Financial Group, Inc.	99,509	4,086,835
Live Oak Bancshares, Inc.	48,881	1,380,888
Luther Burbank Corp.	28,477	354,823
Macatawa Bank Corp.	54,364	580,608
MB Financial, Inc.	168,751	7,192,168
MBT Financial Corp.	36,077	367,083
Mercantile Bank Corp.	34,577	1,220,568
Merchants Bancorp/IN	14,692	314,115
Metropolitan Bank Holding Corp. (a)	7,287	344,894
Middlefield Banc Corp.	5,296	271,685
Midland States Bancorp, Inc.	32,181	1,013,702
Midsouth Bancorp, Inc.	29,488	411,358
MidWestOne Financial Group, Inc.	24,074	776,868
MutualFirst Financial, Inc.	12,405	455,884
National Bank Holdings Corp.	52,193	1,836,150
National Bankshares, Inc.	14,057	644,513
National Commerce Corp. (a)	24,939	1,079,859
NBT Bancorp, Inc.	88,042	3,217,055
Nicolet Bankshares, Inc. (a)	18,969	1,054,107
Northeast Bancorp	15,010	292,695
Northrim Bancorp, Inc.	13,736	483,507
Norwood Financial Corp. (b)	11,595	343,328
OFG Bancorp	91,592	1,236,492
Ohio Valley Banc Corp. (b)	8,233	375,013
Old Line Bancshares, Inc.	23,552	801,946
Old National Bancorp, Indiana	281,190	4,836,468
Old Point Financial Corp.	7,341	193,068
Old Second Bancorp, Inc.	61,330	877,019
Opus Bank	41,111	1,159,330
Orrstown Financial Services, Inc.	15,003	395,329
Pacific Mercantile Bancorp (a)	31,307	292,720
Pacific Premier Bancorp, Inc. (a)	81,366	3,234,299
Park National Corp.	27,622	2,979,861
Parke Bancorp, Inc.	11,728	275,022
PCSB Financial Corp.	39,122	793,003
Peapack-Gladstone Financial Corp.	36,878	1,218,449
Penns Woods Bancorp, Inc.	9,330	405,855
People's Utah Bancorp	29,698	945,881
Peoples Bancorp of North Carolina	9,411	289,388
Peoples Bancorp, Inc.	35,580	1,275,899
Peoples Financial Services Corp.	14,087	660,680
Preferred Bank, Los Angeles	28,191	1,796,894
Premier Financial Bancorp, Inc.	19,044	374,786
QCR Holdings, Inc.	25,172	1,139,033
Reliant Bancorp, Inc.	14,031	322,713
Renasant Corp.	94,608	4,279,120
Republic Bancorp, Inc., Kentucky Class A	20,338	857,653
Republic First Bancorp, Inc. (a)(b)	103,653	860,320
S&T Bancorp, Inc.	72,303	3,085,892
Sandy Spring Bancorp, Inc.	67,447	2,672,925
Seacoast Banking Corp., Florida (a)	88,494	2,445,089
ServisFirst Bancshares, Inc.	96,153	4,034,580
Shore Bancshares, Inc.	25,312	457,894
Sierra Bancorp	28,506	794,177
Simmons First National Corp. Class A	172,465	5,208,443
SmartFinancial, Inc. (a)	14,497	345,753
South State Corp.	75,129	6,502,415
Southern First Bancshares, Inc. (a)	13,926	638,507
Southern National Bancorp of Virginia, Inc.	45,772	743,795
Southside Bancshares, Inc.	58,571	2,040,028
State Bank Financial Corp.	77,459	2,440,733
Sterling Bancorp	445,799	10,587,726
Stock Yards Bancorp, Inc.	45,533	1,705,211
Summit Financial Group, Inc.	22,814	571,491
Texas Capital Bancshares, Inc. (a)	104,025	10,262,066
The Bank of NT Butterfield & Son Ltd.	112,466	5,336,512
The First Bancorp, Inc.	20,652	572,473
Tompkins Financial Corp.	30,267	2,351,746
TowneBank	133,252	3,984,235
Trico Bancshares	42,246	1,578,733
TriState Capital Holdings, Inc. (a)	46,570	1,164,250
Triumph Bancorp, Inc. (a)	36,319	1,410,993
Trustmark Corp.	140,468	4,398,053
Two River Bancorp	14,585	248,528
UMB Financial Corp.	94,715	7,253,275
Umpqua Holdings Corp.	465,563	10,968,664
Union Bankshares Corp.	117,313	4,435,605
Union Bankshares, Inc.	7,884	402,084
United Bankshares, Inc., West Virginia (b)	208,114	7,065,470
United Community Bank, Inc.	152,223	4,860,480
United Security Bancshares, California	26,347	292,452
Unity Bancorp, Inc.	15,612	343,464
Univest Corp. of Pennsylvania	60,030	1,725,863
Valley National Bancorp	536,689	6,735,447
Veritex Holdings, Inc. (a)	34,240	983,373
Washington Trust Bancorp, Inc.	31,190	1,727,926
WesBanco, Inc.	87,898	3,849,932
West Bancorp., Inc.	33,304	810,952
Westamerica Bancorp.	53,588	2,990,746
Wintrust Financial Corp.	116,125	10,387,381
		458,786,406
Capital Markets - 1.4%
Arlington Asset Investment Corp.	57,680	659,859
Artisan Partners Asset Management, Inc.	94,816	3,048,334
Associated Capital Group, Inc.	7,891	285,260
B. Riley Financial, Inc.	43,562	899,555
Cohen & Steers, Inc. (b)	44,431	1,781,683
Cowen Group, Inc. Class A (a)(b)	54,335	842,193
Diamond Hill Investment Group, Inc.	6,540	1,278,047
Evercore, Inc. Class A	80,451	8,145,664
Financial Engines, Inc.	121,984	5,446,586
Gain Capital Holdings, Inc.	73,824	602,404
GAMCO Investors, Inc. Class A	11,285	289,460
Greenhill & Co., Inc. (b)	50,908	1,033,432
Hamilton Lane, Inc. Class A	29,058	1,216,077
Houlihan Lokey	55,621	2,475,135
INTL FCStone, Inc. (a)	31,519	1,412,682
Investment Technology Group, Inc.	67,703	1,368,955
Ladenburg Thalmann Financial Services, Inc.	218,554	725,599
Medley Management, Inc.	10,625	60,563
Moelis & Co. Class A	64,907	3,491,997
OM Asset Management Ltd.	157,175	2,384,345
Oppenheimer Holdings, Inc. Class A (non-vtg.)	19,563	525,267
Piper Jaffray Companies	30,303	2,122,725
PJT Partners, Inc.	37,604	2,086,646
Pzena Investment Management, Inc.	34,209	299,671
Rosehill Resources, Inc. (a)(b)	5,211	41,271
Safeguard Scientifics, Inc. (a)	42,705	553,030
Silvercrest Asset Management Group Class A	14,446	222,468
Stifel Financial Corp.	139,532	8,131,925
Value Line, Inc.	2,229	43,421
Virtu Financial, Inc. Class A (b)	52,711	1,897,596
Virtus Investment Partners, Inc.	14,378	1,658,502
Waddell & Reed Financial, Inc. Class A (b)	167,612	3,392,467
Westwood Holdings Group, Inc.	17,347	1,005,779
WisdomTree Investments, Inc. (b)	242,977	2,568,267
		61,996,865
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	15,663	342,550
Elevate Credit, Inc.	35,050	267,782
Encore Capital Group, Inc. (a)(b)	50,408	2,248,197
Enova International, Inc. (a)	69,525	2,037,083
EZCORP, Inc. (non-vtg.) Class A (a)(b)	105,071	1,439,473
First Cash Financial Services, Inc.	96,694	8,383,370
Green Dot Corp. Class A (a)	96,855	5,889,753
LendingClub Corp. (a)	686,044	1,845,458
Nelnet, Inc. Class A	40,929	2,161,460
PRA Group, Inc. (a)(b)	93,105	3,314,538
Regional Management Corp. (a)	21,504	706,836
World Acceptance Corp. (a)(b)	12,782	1,310,155
		29,946,655
Diversified Financial Services - 0.4%
Acushnet Holdings Corp. (b)	66,091	1,596,759
Alteryx, Inc. (a)(b)	49,067	1,533,344
At Home Group, Inc. (a)	22,679	798,074
Cannae Holdings, Inc. (a)	128,463	2,654,046
Cotiviti Holdings, Inc. (a)	77,192	2,666,212
Donnelley Financial Solutions, Inc. (a)	71,018	1,306,731
FB Financial Corp.	26,793	1,067,165
Granite Point Mortgage Trust, Inc.	90,326	1,503,025
Marlin Business Services Corp.	19,059	522,217
On Deck Capital, Inc. (a)	108,189	567,992
Rafael Holdings, Inc. (a)	17,598	144,304
RBB Bancorp	18,530	506,240
Tiptree, Inc.	51,920	329,692
Varex Imaging Corp. (a)(b)	79,399	2,857,570
		18,053,371
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	95,427	1,625,122
American Equity Investment Life Holding Co.	181,355	5,476,921
Amerisafe, Inc.	40,097	2,377,752
AmTrust Financial Services, Inc. (b)	178,087	2,295,541
Argo Group International Holdings, Ltd.	68,139	3,982,725
Atlas Financial Holdings, Inc. (a)	21,330	223,965
Baldwin & Lyons, Inc. Class B	18,876	439,811
Blue Capital Reinsurance Holdings Ltd.	11,934	138,434
Citizens, Inc. Class A (a)(b)	97,829	760,131
CNO Financial Group, Inc.	347,477	7,449,907
Crawford & Co. Class B	24,194	194,036
Donegal Group, Inc. Class A	17,836	248,277
eHealth, Inc. (a)	33,165	624,829
EMC Insurance Group	17,737	460,807
Employers Holdings, Inc.	66,076	2,702,508
Enstar Group Ltd. (a)	23,474	4,933,061
FBL Financial Group, Inc. Class A	20,969	1,630,340
Federated National Holding Co.	25,918	438,014
Genworth Financial, Inc. Class A (a)	1,048,682	2,894,362
Global Indemnity Ltd.	17,725	724,775
Greenlight Capital Re, Ltd. (a)	62,344	966,332
Hallmark Financial Services, Inc. (a)	26,973	277,013
HCI Group, Inc. (b)	16,622	696,296
Health Insurance Innovations, Inc. (a)(b)	24,464	697,224
Heritage Insurance Holdings, Inc. (b)	45,077	707,709
Horace Mann Educators Corp.	85,193	3,808,127
Independence Holding Co.	12,732	450,713
Infinity Property & Casualty Corp.	22,193	2,929,476
Investors Title Co.	3,093	602,207
James River Group Holdings Ltd.	53,740	1,951,837
Kemper Corp.	82,663	5,579,753
Kingstone Companies, Inc.	18,356	313,888
Kinsale Capital Group, Inc.	30,216	1,557,635
Maiden Holdings Ltd.	144,761	1,107,422
MBIA, Inc. (a)(b)	184,352	1,570,679
National General Holdings Corp.	102,953	2,653,099
National Western Life Group, Inc.	4,715	1,496,588
Navigators Group, Inc.	42,837	2,420,291
NI Holdings, Inc. (a)	20,417	333,818
Primerica, Inc.	92,500	8,949,375
RLI Corp.	80,771	5,111,189
Safety Insurance Group, Inc.	30,475	2,438,000
Selective Insurance Group, Inc.	120,093	7,109,506
State Auto Financial Corp.	33,746	1,053,888
Stewart Information Services Corp.	44,253	1,845,793
Third Point Reinsurance Ltd. (a)	191,568	2,547,854
Trupanion, Inc. (a)(b)	47,153	1,239,181
United Fire Group, Inc.	44,165	2,221,058
United Insurance Holdings Corp.	43,013	811,225
Universal Insurance Holdings, Inc.	64,818	2,103,344
WMI Holdings Corp. (a)	405,346	555,324
		105,727,162
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	61,266	1,083,183
American Capital Mortgage Investment Corp.	94,288	1,711,327
Anworth Mortgage Asset Corp.	196,832	931,015
Apollo Commercial Real Estate Finance, Inc.	224,218	4,040,408
Ares Commercial Real Estate Corp.	54,181	662,634
Armour Residential REIT, Inc.	86,948	1,967,633
Capstead Mortgage Corp.	196,753	1,731,426
Cherry Hill Mortgage Investment Corp.	23,718	417,911
CYS Investments, Inc.	323,994	2,323,037
Dynex Capital, Inc.	105,548	694,506
Ellington Residential Mortgage REIT	18,477	210,083
Great Ajax Corp.	33,422	449,192
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	106,556	2,068,252
Invesco Mortgage Capital, Inc.	235,015	3,814,293
KKR Real Estate Finance Trust, Inc.	32,262	635,884
Ladder Capital Corp. Class A	165,994	2,307,317
New York Mortgage Trust, Inc. (b)	229,224	1,389,097
Orchid Island Capital, Inc. (b)	102,590	718,130
Owens Realty Mortgage, Inc.	19,822	307,439
PennyMac Mortgage Investment Trust	126,785	2,230,148
Redwood Trust, Inc.	166,297	2,550,996
Resource Capital Corp.	67,584	659,620
Western Asset Mortgage Capital Corp. (b)	82,675	822,616
ZAIS Financial Corp.	35,584	512,410
		34,238,557
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	14,465	1,076,196
Thrifts & Mortgage Finance - 2.0%
BankFinancial Corp.	30,223	511,675
Beneficial Bancorp, Inc.	140,391	2,225,197
BofI Holding, Inc. (a)(b)	123,328	4,967,652
BSB Bancorp, Inc. (a)	16,907	545,251
Capitol Federal Financial, Inc.	269,598	3,361,887
Charter Financial Corp.	24,911	579,430
Dime Community Bancshares, Inc.	65,641	1,296,410
Entegra Financial Corp. (a)	13,573	394,296
ESSA Bancorp, Inc.	17,955	262,502
Essent Group Ltd. (a)	169,706	5,593,510
Farmer Mac Class C (non-vtg.)	18,338	1,568,082
First Defiance Financial Corp.	21,567	1,286,687
Flagstar Bancorp, Inc. (a)	44,082	1,523,033
Greene County Bancorp, Inc.(b)	6,160	213,444
Hingham Institution for Savings	2,763	563,652
Home Bancorp, Inc.	14,632	634,297
HomeStreet, Inc. (a)	55,605	1,417,928
Impac Mortgage Holdings, Inc. (a)(b)	19,621	167,956
Kearny Financial Corp.	214,958	3,020,160
Lendingtree, Inc. (a)(b)	13,278	3,165,475
Malvern Bancorp, Inc. (a)	13,005	330,977
Meridian Bancorp, Inc. Maryland	99,980	1,889,622
Meta Financial Group, Inc.	19,303	2,145,528
MGIC Investment Corp. (a)	774,133	7,756,813
Nationstar Mortgage Holdings, Inc. (a)(b)	60,861	1,096,715
NMI Holdings, Inc. (a)	120,013	1,662,180
Northfield Bancorp, Inc.	90,479	1,433,187
Northwest Bancshares, Inc.	195,769	3,249,765
OceanFirst Financial Corp.	84,624	2,283,156
Oconee Federal Financial Corp.	2,528	72,629
Ocwen Financial Corp. (a)(b)	221,805	900,528
Oritani Financial Corp.	84,697	1,295,864
PennyMac Financial Services, Inc. (a)	33,426	688,576
PHH Corp. (a)	67,021	711,093
Provident Bancorp, Inc. (a)	8,892	208,962
Provident Financial Holdings, Inc.	11,857	217,576
Provident Financial Services, Inc.	129,326	3,377,995
Prudential Bancorp, Inc.	16,435	300,267
Radian Group, Inc.	452,088	6,464,858
Riverview Bancorp, Inc.	43,286	406,456
SI Financial Group, Inc.	22,727	324,996
Southern Missouri Bancorp, Inc.	13,739	479,491
Sterling Bancorp, Inc.	35,255	449,149
Territorial Bancorp, Inc.	16,524	502,991
Timberland Bancorp, Inc.	12,580	410,737
Trustco Bank Corp., New York	192,035	1,641,899
United Community Financial Corp.	102,810	1,041,465
United Financial Bancorp, Inc. New	104,658	1,729,997
Walker & Dunlop, Inc.	57,926	3,308,154
Washington Federal, Inc.	179,141	5,687,727
Waterstone Financial, Inc.	54,978	942,873
Westfield Financial, Inc.	55,927	604,012
WSFS Financial Corp.	63,464	3,179,546
		90,094,308

TOTAL FINANCIALS		799,919,520

HEALTH CARE - 16.4%
Biotechnology - 6.1%
Abeona Therapeutics, Inc. (a)(b)	58,403	1,019,132
Acceleron Pharma, Inc. (a)	77,886	2,719,000
Achaogen, Inc. (a)(b)	71,927	1,029,275
Achillion Pharmaceuticals, Inc. (a)	279,460	1,053,564
Acorda Therapeutics, Inc. (a)(b)	90,578	2,092,352
Adamas Pharmaceuticals, Inc. (a)(b)	35,983	1,086,327
Aduro Biotech, Inc. (a)(b)	95,021	655,645
Advaxis, Inc. (a)(b)	76,123	121,797
Agenus, Inc. (a)(b)	160,253	549,668
Aileron Therapeutics, Inc.	10,796	54,844
Aimmune Therapeutics, Inc. (a)(b)	74,730	2,319,619
Akebia Therapeutics, Inc. (a)	94,643	871,662
Alder Biopharmaceuticals, Inc. (a)(b)	133,369	1,893,840
Allena Pharmaceuticals, Inc. (a)	10,978	157,315
AMAG Pharmaceuticals, Inc. (a)(b)	73,930	1,519,262
Amicus Therapeutics, Inc. (a)(b)	391,554	5,540,489
AnaptysBio, Inc. (a)	37,177	3,486,459
Anavex Life Sciences Corp. (a)(b)	79,774	181,885
Apellis Pharmaceuticals, Inc. (a)	23,438	565,090
Ardelyx, Inc. (a)	67,566	324,317
Arena Pharmaceuticals, Inc. (a)	99,835	3,977,426
ARMO Biosciences, Inc. (a)(b)	14,390	383,062
Array BioPharma, Inc. (a)	415,014	5,627,590
Arsanis, Inc. (a)	9,404	188,362
Asterias Biotherapeutics, Inc. (a)(b)	59,606	74,508
Atara Biotherapeutics, Inc. (a)(b)	68,662	2,770,512
Athersys, Inc. (a)(b)	206,611	415,288
Audentes Therapeutics, Inc. (a)(b)	42,169	1,575,434
Axovant Sciences Ltd. (a)	65,726	70,327
Bellicum Pharmaceuticals, Inc. (a)(b)	54,966	367,723
BioCryst Pharmaceuticals, Inc. (a)(b)	202,241	995,026
Biohaven Pharmaceutical Holding Co. Ltd. (b)	66,810	1,948,180
Biospecifics Technologies Corp. (a)	11,431	484,903
BioTime, Inc. (a)(b)	175,245	378,529
bluebird bio, Inc. (a)	102,324	17,410,429
Blueprint Medicines Corp. (a)	88,711	6,805,908
Calithera Biosciences, Inc. (a)	61,963	381,072
Calyxt, Inc. (b)	9,654	162,284
Cara Therapeutics, Inc. (a)(b)	55,829	691,163
Catalyst Pharmaceutical Partners, Inc. (a)	176,984	495,555
Celcuity, Inc. (a)	5,644	108,760
Celldex Therapeutics, Inc. (a)	266,083	196,901
ChemoCentryx, Inc. (a)	51,667	564,720
Chimerix, Inc. (a)	95,243	436,213
Clovis Oncology, Inc. (a)	91,527	3,970,441
Coherus BioSciences, Inc. (a)(b)	81,600	987,360
Conatus Pharmaceuticals, Inc. (a)(b)	53,176	181,330
Concert Pharmaceuticals, Inc. (a)	37,688	687,806
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	105,174	625,785
Corvus Pharmaceuticals, Inc. (a)	17,049	163,670
Cue Biopharma, Inc. (a)(b)	18,027	199,018
Curis, Inc. (a)	267,412	142,745
Cytokinetics, Inc. (a)	88,934	738,152
CytomX Therapeutics, Inc. (a)	60,842	1,600,145
Deciphera Pharmaceuticals, Inc. (a)	16,692	374,568
Denali Therapeutics, Inc. (a)(b)	33,909	626,638
Dyax Corp. rights 12/31/19 (a)(c)	125,389	440,115
Dynavax Technologies Corp. (a)(b)	127,286	2,157,498
Eagle Pharmaceuticals, Inc. (a)(b)	16,919	879,957
Edge Therapeutics, Inc. (a)(b)	40,184	44,202
Editas Medicine, Inc. (a)(b)	77,551	2,435,101
Emergent BioSolutions, Inc. (a)	70,574	3,659,968
Enanta Pharmaceuticals, Inc. (a)(b)	32,425	3,017,146
Epizyme, Inc. (a)(b)	101,523	1,304,571
Esperion Therapeutics, Inc. (a)(b)	36,331	2,543,533
Exact Sciences Corp. (a)(b)	245,645	12,284,706
Fate Therapeutics, Inc. (a)(b)	101,401	1,024,150
FibroGen, Inc. (a)	145,676	6,620,974
Five Prime Therapeutics, Inc. (a)	67,828	1,136,119
Flexion Therapeutics, Inc. (a)(b)	68,669	1,711,231
Fortress Biotech, Inc. (a)	66,666	266,664
Foundation Medicine, Inc. (a)(b)	30,368	2,318,597
Genocea Biosciences, Inc. (a)(b)	166,761	160,091
Genomic Health, Inc. (a)	41,460	1,315,526
Geron Corp. (a)(b)	308,568	1,147,873
Global Blood Therapeutics, Inc. (a)(b)	81,055	3,578,578
Halozyme Therapeutics, Inc. (a)(b)	248,556	4,705,165
Heron Therapeutics, Inc. (a)(b)	113,555	3,440,717
Idera Pharmaceuticals, Inc. (a)(b)	302,939	463,497
Immune Design Corp. (a)	64,830	239,871
ImmunoGen, Inc. (a)(b)	208,629	2,292,833
Immunomedics, Inc. (a)(b)	212,697	3,873,212
Inovio Pharmaceuticals, Inc. (a)(b)	172,664	757,995
Insmed, Inc. (a)(b)	160,004	3,892,897
Insys Therapeutics, Inc. (a)(b)	49,394	346,252
Intellia Therapeutics, Inc. (a)(b)	34,773	696,155
Invitae Corp. (a)	91,523	506,122
Iovance Biotherapeutics, Inc. (a)	154,018	2,233,261
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	281,449	5,099,856
Jounce Therapeutics, Inc. (a)(b)	30,191	621,633
Karyopharm Therapeutics, Inc. (a)	73,530	961,772
Keryx Biopharmaceuticals, Inc. (a)(b)	188,069	833,146
Kindred Biosciences, Inc. (a)	51,469	470,941
Kura Oncology, Inc. (a)	44,783	678,462
La Jolla Pharmaceutical Co. (a)(b)	36,059	1,046,432
Lexicon Pharmaceuticals, Inc. (a)(b)	91,312	753,324
Ligand Pharmaceuticals, Inc. Class B (a)(b)	42,760	6,621,386
Loxo Oncology, Inc. (a)(b)	47,653	5,999,989
Macrogenics, Inc. (a)(b)	70,230	1,619,504
Madrigal Pharmaceuticals, Inc. (a)(b)	9,909	1,121,302
Matinas BioPharma Holdings, Inc. (a)(b)	132,191	58,587
MediciNova, Inc. (a)(b)	80,011	901,724
Menlo Therapeutics, Inc. (a)(b)	13,012	104,226
Merrimack Pharmaceuticals, Inc.	25,957	220,115
MiMedx Group, Inc. (a)(b)	215,235	1,767,079
Minerva Neurosciences, Inc. (a)	53,609	351,139
Miragen Therapeutics, Inc. (a)(b)	34,486	236,574
Momenta Pharmaceuticals, Inc. (a)	158,148	3,289,478
Myriad Genetics, Inc. (a)(b)	136,621	3,865,008
NantKwest, Inc. (a)	59,763	233,076
Natera, Inc. (a)	68,096	757,908
NewLink Genetics Corp. (a)(b)	58,735	267,832
Novavax, Inc. (a)(b)	651,621	1,016,529
Novelion Therapeutics, Inc. (a)(b)	30,610	131,317
Nymox Pharmaceutical Corp. (a)(b)	63,876	261,253
OncoCyte Corp. (a)(b)	8,344	17,940
Organovo Holdings, Inc. (a)(b)	211,615	262,403
Otonomy, Inc. (a)	57,041	213,904
Ovid Therapeutics, Inc.	24,808	235,180
PDL BioPharma, Inc. (a)(b)	321,445	938,619
Pieris Pharmaceuticals, Inc. (a)	84,575	538,743
Portola Pharmaceuticals, Inc. (a)(b)	118,896	4,295,712
Progenics Pharmaceuticals, Inc. (a)(b)	146,134	951,332
Protagonist Therapeutics, Inc. (a)	23,056	199,204
Prothena Corp. PLC (a)(b)	81,580	978,960
PTC Therapeutics, Inc. (a)	84,048	2,330,651
Puma Biotechnology, Inc. (a)(b)	60,874	3,880,718
Ra Pharmaceuticals, Inc. (a)	32,698	198,477
Radius Health, Inc. (a)(b)	80,370	2,427,174
Recro Pharma, Inc. (a)	27,558	335,105
REGENXBIO, Inc. (a)	58,541	2,186,506
Repligen Corp. (a)	78,137	2,891,069
Retrophin, Inc. (a)(b)	83,675	2,100,243
Rigel Pharmaceuticals, Inc. (a)	305,416	1,102,552
Sage Therapeutics, Inc. (a)	87,934	12,655,461
Sangamo Therapeutics, Inc. (a)(b)	174,485	2,756,863
Sarepta Therapeutics, Inc. (a)(b)	128,024	9,775,913
Selecta Biosciences, Inc. (a)(b)	28,499	334,008
Seres Therapeutics, Inc. (a)(b)	41,378	317,369
Sienna Biopharmaceuticals, Inc. (b)	32,039	614,508
Solid Biosciences, Inc. (a)	18,361	262,930
Spark Therapeutics, Inc. (a)(b)	57,517	4,389,697
Spectrum Pharmaceuticals, Inc. (a)(b)	180,733	2,877,269
Stemline Therapeutics, Inc. (a)(b)	55,655	957,266
Strongbridge Biopharma PLC (a)	59,394	454,364
Syndax Pharmaceuticals, Inc. (a)	23,820	248,681
Synergy Pharmaceuticals, Inc. (a)(b)	513,274	800,707
Syros Pharmaceuticals, Inc. (a)	31,277	381,579
TG Therapeutics, Inc. (a)(b)	107,197	1,538,277
Tobira Therapeutics, Inc. rights (a)(b)(c)	9,663	69,477
Tocagen, Inc. (b)	36,024	333,222
Trevena, Inc. (a)	118,416	220,254
Ultragenyx Pharmaceutical, Inc. (a)(b)	93,233	4,739,966
Vanda Pharmaceuticals, Inc. (a)	93,589	1,305,567
VBI Vaccines, Inc. (a)	69,889	218,752
Veracyte, Inc. (a)	47,917	290,377
Versartis, Inc. (a)	66,993	100,490
Voyager Therapeutics, Inc. (a)(b)	35,375	642,410
vTv Therapeutics, Inc. Class A (a)(b)	14,349	25,685
Xbiotech, Inc. (a)(b)	39,372	189,379
Xencor, Inc. (a)	79,207	2,296,211
ZIOPHARM Oncology, Inc. (a)(b)	271,681	1,146,494
		270,860,912
Health Care Equipment & Supplies - 4.1%
Abaxis, Inc.	46,150	3,072,206
Accuray, Inc. (a)(b)	175,908	879,540
Analogic Corp.	26,186	2,176,057
Angiodynamics, Inc. (a)	75,545	1,464,062
Anika Therapeutics, Inc. (a)	29,624	1,303,752
Antares Pharma, Inc. (a)(b)	300,229	702,536
Atricure, Inc. (a)	66,311	1,474,094
Atrion Corp.	2,901	1,804,712
AxoGen, Inc. (a)(b)	58,908	2,344,538
Cantel Medical Corp.	75,905	8,506,673
Cardiovascular Systems, Inc. (a)	69,276	1,582,957
Cerus Corp. (a)	265,690	1,381,588
ConforMis, Inc. (a)	112,502	145,690
CONMED Corp.	57,149	3,716,399
Corindus Vascular Robotics, Inc. (a)(b)	206,963	215,242
Cryolife, Inc. (a)	66,415	1,491,017
Cutera, Inc. (a)	27,387	1,373,458
Endologix, Inc. (a)(b)	171,870	740,760
Fonar Corp. (a)	12,510	355,910
Genmark Diagnostics, Inc. (a)(b)	108,183	677,226
Glaukos Corp. (a)(b)	60,244	2,029,018
Globus Medical, Inc. (a)	147,495	7,550,269
Haemonetics Corp. (a)	112,439	8,774,740
Halyard Health, Inc. (a)	98,071	4,645,623
Heska Corp. (a)	13,542	1,105,298
ICU Medical, Inc. (a)	31,872	8,022,182
Inogen, Inc. (a)	35,965	5,055,960
Insulet Corp. (a)	121,411	10,441,346
Integer Holdings Corp. (a)	65,531	3,597,652
Integra LifeSciences Holdings Corp. (a)	132,906	8,190,997
Invacare Corp.	68,373	1,244,389
iRhythm Technologies, Inc. (a)	29,553	1,718,507
K2M Group Holdings, Inc. (a)	87,575	1,672,683
Lantheus Holdings, Inc. (a)	64,551	1,149,008
LeMaitre Vascular, Inc. (b)	32,122	1,010,237
LivaNova PLC (a)	101,390	9,001,404
Masimo Corp. (a)	93,858	8,421,878
Meridian Bioscience, Inc.	86,299	1,259,965
Merit Medical Systems, Inc. (a)	101,819	4,938,222
Natus Medical, Inc. (a)	64,303	2,125,214
Neogen Corp. (a)	104,575	7,126,786
Nevro Corp. (a)(b)	58,409	5,219,428
Novocure Ltd. (a)(b)	122,046	3,331,856
NuVasive, Inc. (a)	105,798	5,629,512
NxStage Medical, Inc. (a)	135,049	3,595,004
Obalon Therapeutics, Inc. (a)(b)	17,904	68,930
OraSure Technologies, Inc. (a)	119,278	2,114,799
Orthofix International NV (a)	36,197	2,208,741
OrthoPediatrics Corp. (b)	9,408	177,059
Oxford Immunotec Global PLC (a)(b)	53,674	688,637
Penumbra, Inc. (a)(b)	61,165	7,605,868
Pulse Biosciences, Inc. (a)(b)	18,441	324,377
Quanterix Corp. (a)(b)	10,049	170,331
Quidel Corp. (a)	59,516	3,374,557
Quotient Ltd. (a)(b)	54,096	225,580
Restoration Robotics, Inc. (a)(b)	7,405	31,619
Rockwell Medical Technologies, Inc. (a)(b)	102,176	540,511
RTI Biologics, Inc. (a)	117,317	516,195
Sientra, Inc. (a)(b)	29,333	386,609
Staar Surgical Co. (a)	86,059	1,398,459
SurModics, Inc. (a)	26,693	996,984
Tactile Systems Technology, Inc. (a)(b)	26,774	932,003
Utah Medical Products, Inc.	7,428	754,313
ViewRay, Inc. (a)(b)	65,036	479,966
Viveve Medical, Inc. (a)(b)	41,005	141,057
Wright Medical Group NV (a)(b)	221,645	4,346,458
		179,748,648
Health Care Providers & Services - 2.2%
AAC Holdings, Inc. (a)(b)	23,181	262,641
Aceto Corp.	60,500	152,460
Addus HomeCare Corp. (a)	15,791	829,028
Amedisys, Inc. (a)	59,497	3,932,157
American Renal Associates Holdings, Inc. (a)	19,635	287,653
AMN Healthcare Services, Inc. (a)(b)	98,264	6,568,948
BioScrip, Inc. (a)(b)	244,314	642,546
BioTelemetry, Inc. (a)(b)	66,156	2,527,159
Capital Senior Living Corp. (a)	49,684	583,787
Chemed Corp.	32,860	10,128,109
Civitas Solutions, Inc. (a)	32,476	462,783
Community Health Systems, Inc. (a)(b)	198,833	751,589
Corvel Corp. (a)	19,436	953,336
Cross Country Healthcare, Inc. (a)	75,093	944,670
Diplomat Pharmacy, Inc. (a)	102,086	2,224,454
G1 Therapeutics, Inc.	28,332	1,086,532
Genesis HealthCare, Inc. Class A (a)(b)	91,466	139,028
HealthEquity, Inc. (a)(b)	105,264	6,912,687
HealthSouth Corp.	205,295	12,486,042
Kindred Healthcare, Inc.	177,213	1,577,196
LHC Group, Inc. (a)	57,244	4,260,098
Magellan Health Services, Inc. (a)	50,456	4,230,736
Molina Healthcare, Inc. (a)(b)	96,229	8,011,064
National Healthcare Corp.	23,425	1,435,484
National Research Corp. Class A	22,914	749,288
National Vision Holdings, Inc.	62,988	2,096,241
OptiNose, Inc. (b)	10,995	235,293
Owens & Minor, Inc. (b)	127,917	2,078,651
Providence Service Corp. (a)	23,769	1,803,592
R1 RCM, Inc. (a)	208,392	1,548,353
RadNet, Inc. (a)	76,356	1,011,717
Select Medical Holdings Corp. (a)	223,694	4,037,677
Surgery Partners, Inc. (a)(b)	39,284	628,544
Tenet Healthcare Corp. (a)(b)	170,364	4,078,514
The Ensign Group, Inc.	102,927	2,868,575
Tivity Health, Inc. (a)	77,649	2,791,482
Triple-S Management Corp. (a)	48,014	1,361,197
U.S. Physical Therapy, Inc.	25,554	2,331,803
		99,011,114
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	380,624	4,422,851
Castlight Health, Inc. Class B (a)	129,091	484,091
Computer Programs & Systems, Inc. (b)	24,527	732,131
Evolent Health, Inc. (a)(b)	125,690	2,073,885
HealthStream, Inc.	53,252	1,234,914
HMS Holdings Corp. (a)	173,771	3,129,616
Inovalon Holdings, Inc. Class A (a)(b)	135,407	1,428,544
Medidata Solutions, Inc. (a)(b)	117,959	8,417,554
NantHealth, Inc. (a)(b)	32,163	109,676
Omnicell, Inc. (a)	78,381	3,378,221
Quality Systems, Inc. (a)	109,425	1,469,578
Simulations Plus, Inc.	22,128	364,006
Tabula Rasa HealthCare, Inc. (a)(b)	25,425	1,042,171
Teladoc, Inc. (a)(b)	121,010	5,203,430
Vocera Communications, Inc. (a)	61,052	1,530,574
		35,021,242
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	56,037	1,244,021
Cambrex Corp. (a)(b)	67,625	3,580,744
Codexis, Inc. (a)	84,885	954,956
Enzo Biochem, Inc. (a)	89,034	534,204
Fluidigm Corp. (a)(b)	82,190	484,921
INC Research Holdings, Inc. Class A (a)	114,005	4,343,591
Luminex Corp.	85,266	1,820,429
Medpace Holdings, Inc. (a)(b)	19,670	727,593
Nanostring Technologies, Inc. (a)	41,672	395,884
NeoGenomics, Inc. (a)(b)	116,743	1,118,398
Pacific Biosciences of California, Inc. (a)(b)	244,621	631,122
PRA Health Sciences, Inc. (a)	103,648	8,516,756
		24,352,619
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (a)(b)	49,194	873,194
Aerie Pharmaceuticals, Inc. (a)(b)	71,075	3,639,040
Akcea Therapeutics, Inc. (b)	31,057	810,898
Amphastar Pharmaceuticals, Inc. (a)	75,029	1,432,304
ANI Pharmaceuticals, Inc. (a)	16,965	1,006,873
Aratana Therapeutics, Inc. (a)	83,770	431,416
Assembly Biosciences, Inc. (a)	33,800	1,469,624
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc.	15,455	247,435
Avexis, Inc. (a)	58,672	12,477,188
Catalent, Inc. (a)	279,555	11,492,506
Clearside Biomedical, Inc. (a)	43,542	530,342
Collegium Pharmaceutical, Inc. (a)(b)	52,329	1,237,581
Corcept Therapeutics, Inc. (a)(b)	189,692	3,164,063
Corium International, Inc. (a)(b)	43,421	428,999
DepoMed, Inc. (a)(b)	121,424	762,543
Dermira, Inc. (a)(b)	81,741	744,661
Dova Pharmaceuticals, Inc. (b)	12,644	364,274
Durect Corp. (a)	299,741	608,474
Evolus, Inc. (a)(b)	10,226	70,048
Horizon Pharma PLC (a)	340,089	4,502,778
Impax Laboratories, Inc. (a)(b)	153,249	2,881,081
Innoviva, Inc. (a)(b)	155,883	2,260,304
Intersect ENT, Inc. (a)	55,129	2,202,404
Intra-Cellular Therapies, Inc. (a)(b)	89,153	1,553,045
Kala Pharmaceuticals, Inc. (b)	30,087	451,907
Lannett Co., Inc. (a)(b)	59,533	928,715
Melinta Therapeutics, Inc. (a)(b)	30,610	208,148
Mersana Therapeutics, Inc. (b)	22,628	385,129
MyoKardia, Inc. (a)(b)	41,121	2,031,377
Nektar Therapeutics (a)	314,258	26,290,764
Neos Therapeutics, Inc. (a)(b)	50,074	415,614
Ocular Therapeutix, Inc. (a)(b)	58,345	366,990
Odonate Therapeutics, Inc. (a)(b)	13,681	288,395
Omeros Corp. (a)(b)	94,720	1,359,232
Pacira Pharmaceuticals, Inc. (a)	82,871	2,743,030
Paratek Pharmaceuticals, Inc. (a)(b)	56,345	602,892
Phibro Animal Health Corp. Class A	41,606	1,759,934
Prestige Brands Holdings, Inc. (a)(b)	111,891	3,294,071
Reata Pharmaceuticals, Inc. (a)(b)	24,220	640,377
resTORbio, Inc. (a)(b)	13,324	119,916
Revance Therapeutics, Inc. (a)	56,555	1,580,712
Rhythm Pharmaceuticals, Inc. (b)	16,668	395,198
scPharmaceuticals, Inc. (a)(b)	16,478	164,286
Spero Therapeutics, Inc. (a)	12,209	147,851
Supernus Pharmaceuticals, Inc. (a)	100,490	4,712,981
Teligent, Inc. (a)(b)	83,218	249,654
Tetraphase Pharmaceuticals, Inc. (a)	104,446	336,316
The Medicines Company (a)(b)	145,167	4,368,075
TherapeuticsMD, Inc. (a)(b)	343,357	1,888,464
Theravance Biopharma, Inc. (a)(b)	88,011	2,118,425
WAVE Life Sciences (a)(b)	25,062	1,114,006
Zogenix, Inc. (a)(b)	71,375	2,805,038
Zynerba Pharmaceuticals, Inc. (a)(b)	23,603	242,403
		117,200,975

TOTAL HEALTH CARE		726,195,510

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.4%
AAR Corp.	67,881	2,939,247
Aerojet Rocketdyne Holdings, Inc. (a)	144,179	4,028,361
AeroVironment, Inc. (a)(b)	43,647	2,378,762
Astronics Corp. (a)	44,178	1,616,031
Axon Enterprise, Inc. (a)(b)	108,988	4,575,316
Cubic Corp.	52,661	3,251,817
Curtiss-Wright Corp.	92,183	11,803,111
Ducommun, Inc. (a)	23,557	685,273
Engility Holdings, Inc. (a)	38,199	971,019
Esterline Technologies Corp. (a)	54,815	3,938,458
KEYW Holding Corp. (a)(b)	101,124	782,700
KLX, Inc. (a)	105,250	8,233,708
Kratos Defense & Security Solutions, Inc. (a)(b)	178,060	1,782,381
Mercury Systems, Inc. (a)	98,182	3,149,679
Moog, Inc. Class A	66,659	5,464,038
National Presto Industries, Inc. (b)	10,446	1,000,205
Sparton Corp. (a)	19,508	360,313
Triumph Group, Inc. (b)	102,235	2,417,858
Vectrus, Inc. (a)	23,269	837,684
Wesco Aircraft Holdings, Inc. (a)	117,798	1,189,760
		61,405,721
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	122,466	2,478,712
Atlas Air Worldwide Holdings, Inc. (a)	49,100	3,112,940
Echo Global Logistics, Inc. (a)	54,922	1,499,371
Forward Air Corp.	61,958	3,345,112
Hub Group, Inc. Class A (a)	67,982	2,987,809
Radiant Logistics, Inc. (a)	75,792	267,546
		13,691,490
Airlines - 0.3%
Allegiant Travel Co. (b)	26,429	4,235,247
Hawaiian Holdings, Inc.	105,810	4,359,372
SkyWest, Inc.	105,834	6,021,955
		14,616,574
Building Products - 1.3%
AAON, Inc.	87,529	2,975,986
Advanced Drain Systems, Inc. Del	75,992	1,914,998
American Woodmark Corp. (a)	28,904	2,375,909
Apogee Enterprises, Inc.	58,453	2,403,003
Builders FirstSource, Inc. (a)	230,427	4,200,684
Caesarstone Sdot-Yam Ltd. (b)	47,425	874,991
Continental Building Products, Inc. (a)	80,346	2,257,723
CSW Industrials, Inc. (a)	29,955	1,298,549
GCP Applied Technologies, Inc. (a)	150,485	4,311,395
Gibraltar Industries, Inc. (a)	66,377	2,333,152
GMS, Inc. (a)	68,547	2,135,925
Griffon Corp.	60,703	1,207,990
Insteel Industries, Inc.	37,685	1,131,681
Jeld-Wen Holding, Inc. (a)	140,142	3,939,392
Masonite International Corp. (a)	59,445	3,608,312
NCI Building Systems, Inc. (a)	90,169	1,577,958
Patrick Industries, Inc. (a)	50,769	2,888,756
PGT, Inc. (a)	100,732	1,757,773
Quanex Building Products Corp.	72,308	1,240,082
Simpson Manufacturing Co. Ltd.	86,699	4,740,701
Trex Co., Inc. (a)	61,858	6,425,809
Universal Forest Products, Inc.	124,838	3,979,835
		59,580,604
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	116,686	3,632,435
ACCO Brands Corp.	218,282	2,630,298
ADS Waste Holdings, Inc. (a)	105,037	2,315,015
Aqua Metals, Inc. (a)(b)	46,036	144,093
ARC Document Solutions, Inc. (a)	80,958	178,108
Brady Corp. Class A	97,151	3,536,296
Casella Waste Systems, Inc. Class A (a)	81,129	1,988,472
CECO Environmental Corp.	60,416	283,955
Cimpress NV (a)(b)	51,360	7,386,082
CompX International, Inc. Class A	2,441	33,564
Covanta Holding Corp.	244,842	3,648,146
Deluxe Corp.	99,845	6,843,376
Ennis, Inc.	52,380	937,602
Essendant, Inc.	80,453	598,570
Evoqua Water Technologies Corp. (a)	103,058	2,105,475
Healthcare Services Group, Inc. (b)	148,421	5,733,503
Heritage-Crystal Clean, Inc. (a)	30,277	640,359
Herman Miller, Inc.	125,700	3,858,990
HNI Corp.	90,553	3,023,565
Hudson Technologies, Inc. (a)(b)	75,121	329,030
InnerWorkings, Inc. (a)	98,482	994,668
Interface, Inc.	126,659	2,786,498
Kimball International, Inc. Class B	76,221	1,259,171
Knoll, Inc.	100,005	1,907,095
LSC Communications, Inc.	71,020	1,241,430
Matthews International Corp. Class A	65,840	3,236,036
McGrath RentCorp.	49,042	2,890,045
Mobile Mini, Inc.	91,670	3,850,140
Msa Safety, Inc.	69,464	6,032,254
Multi-Color Corp.	28,961	1,881,017
NL Industries, Inc. (a)	16,912	129,377
Quad/Graphics, Inc.	65,507	1,618,678
R.R. Donnelley & Sons Co.	145,073	1,225,867
SP Plus Corp. (a)	35,970	1,264,346
Steelcase, Inc. Class A	176,212	2,334,809
Team, Inc. (a)(b)	61,321	1,039,391
Tetra Tech, Inc.	116,498	5,638,503
The Brink's Co.	96,082	7,090,852
U.S. Ecology, Inc.	45,587	2,429,787
UniFirst Corp.	31,870	5,118,322
Viad Corp.	41,889	2,125,867
VSE Corp.	18,024	924,451
		106,865,538
Construction & Engineering - 1.2%
Aegion Corp. (a)	66,916	1,518,324
Ameresco, Inc. Class A (a)	40,075	474,889
Argan, Inc.	30,308	1,212,320
Chicago Bridge & Iron Co. NV (b)	210,399	3,177,025
Comfort Systems U.S.A., Inc.	76,802	3,241,044
Dycom Industries, Inc. (a)(b)	62,957	6,538,714
EMCOR Group, Inc.	123,215	9,067,392
Granite Construction, Inc.	82,738	4,333,816
Great Lakes Dredge & Dock Corp. (a)	122,447	563,256
HC2 Holdings, Inc. (a)	84,170	429,267
Ies Holdings, Inc. (a)(b)	17,549	296,578
KBR, Inc.	293,836	4,904,123
Keane Group, Inc. (a)	109,994	1,710,407
Layne Christensen Co. (a)(b)	38,503	543,277
MasTec, Inc. (a)	139,472	6,136,768
MYR Group, Inc. (a)	33,887	1,016,610
Northwest Pipe Co. (a)	19,298	380,750
NV5 Holdings, Inc. (a)	16,937	996,742
Orion Group Holdings, Inc. (a)	55,607	336,978
Primoris Services Corp.	82,332	2,106,876
Sterling Construction Co., Inc. (a)	54,732	609,167
Tutor Perini Corp. (a)(b)	77,432	1,598,971
		51,193,294
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	14,008	558,499
AZZ, Inc.	54,893	2,445,483
Babcock & Wilcox Enterprises, Inc. (a)(b)	354,012	807,147
Encore Wire Corp.	42,209	2,222,304
Energous Corp. (a)(b)	39,069	701,679
EnerSys	87,798	6,019,431
Generac Holdings, Inc. (a)	127,142	5,722,661
General Cable Corp. (b)	104,656	3,103,050
LSI Industries, Inc.	49,808	305,323
Plug Power, Inc. (a)(b)	476,116	871,292
Powell Industries, Inc.	17,833	535,882
Preformed Line Products Co.	6,176	415,336
Revolution Lighting Technologies, Inc. (a)(b)	25,263	89,936
Sunrun, Inc. (a)(b)	180,577	1,664,920
Thermon Group Holdings, Inc. (a)(b)	66,595	1,517,700
TPI Composites, Inc. (a)	23,148	524,302
Vicor Corp. (a)	35,025	1,255,646
Vivint Solar, Inc. (a)(b)	54,667	215,935
		28,976,526
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	75,039	2,746,427
Machinery - 3.6%
Actuant Corp. Class A	124,339	2,928,183
Alamo Group, Inc.	19,745	2,161,485
Albany International Corp. Class A	60,873	3,600,638
Altra Industrial Motion Corp. (b)	60,255	2,509,621
American Railcar Industries, Inc.	14,694	557,637
Astec Industries, Inc.	44,465	2,470,475
Barnes Group, Inc.	105,367	5,851,030
Blue Bird Corp. (a)	25,537	606,504
Briggs & Stratton Corp.	86,136	1,553,032
Cactus, Inc. (a)	48,426	1,390,310
Chart Industries, Inc. (a)	64,002	3,631,473
CIRCOR International, Inc.	34,055	1,442,910
Columbus McKinnon Corp. (NY Shares)	46,932	1,683,920
Commercial Vehicle Group, Inc. (a)	50,951	341,881
Dmc Global, Inc.	29,505	1,141,844
Douglas Dynamics, Inc.	46,079	1,923,798
Eastern Co.	11,294	320,750
Energy Recovery, Inc. (a)(b)	76,006	645,291
EnPro Industries, Inc.	44,087	3,313,138
ESCO Technologies, Inc.	52,976	2,958,710
ExOne Co. (a)(b)	22,522	155,852
Federal Signal Corp.	123,206	2,668,642
Franklin Electric Co., Inc.	97,961	4,016,401
FreightCar America, Inc.	24,550	342,227
Gencor Industries, Inc. (a)	17,734	275,764
Global Brass & Copper Holdings, Inc.	44,782	1,343,460
Gorman-Rupp Co.	37,680	1,186,166
Graham Corp.	19,322	416,969
Greenbrier Companies, Inc. (b)	57,724	2,531,197
Hardinge, Inc.	23,397	429,101
Harsco Corp. (a)	168,138	3,438,422
Hillenbrand, Inc.	131,993	6,117,876
Hurco Companies, Inc.	13,713	606,115
Hyster-Yale Materials Handling Class A	21,294	1,516,133
John Bean Technologies Corp.	65,729	7,082,300
Kadant, Inc.	22,467	2,072,581
Kennametal, Inc.	169,392	6,174,338
L.B. Foster Co. Class A (a)	16,843	396,653
Lindsay Corp.	22,011	1,933,886
Lydall, Inc. (a)	34,450	1,536,470
Manitowoc Co., Inc. (a)	66,455	1,638,116
Meritor, Inc. (a)	174,926	3,405,809
Milacron Holdings Corp. (a)	141,145	2,544,844
Miller Industries, Inc.	22,296	551,826
Mueller Industries, Inc.	118,757	3,227,815
Mueller Water Products, Inc. Class A	319,865	3,131,478
Navistar International Corp. New (a)	103,995	3,620,066
NN, Inc.	56,004	1,136,881
Omega Flex, Inc.	5,897	385,074
Park-Ohio Holdings Corp.	18,991	719,759
ProPetro Holding Corp. (a)(b)	118,984	2,177,407
Proto Labs, Inc. (a)	51,685	6,158,268
RBC Bearings, Inc. (a)	49,132	5,717,982
Rexnord Corp. (a)	216,767	5,963,260
Spartan Motors, Inc.	71,899	1,283,397
SPX Corp. (a)	88,962	2,814,758
SPX Flow, Inc. (a)	86,972	3,913,740
Standex International Corp.	26,488	2,568,012
Sun Hydraulics Corp.	57,833	2,808,949
Tennant Co.	36,749	2,719,426
Titan International, Inc.	102,775	1,058,583
TriMas Corp. (a)	94,658	2,565,232
Twin Disc, Inc. (a)	17,272	381,366
Wabash National Corp.	122,004	2,447,400
Watts Water Technologies, Inc. Class A	58,323	4,345,064
Woodward, Inc.	111,146	7,995,843
		160,553,538
Marine - 0.1%
Costamare, Inc. (b)	107,496	729,898
Eagle Bulk Shipping, Inc. (a)	77,732	393,324
Genco Shipping & Trading Ltd. (a)	15,550	248,800
Matson, Inc.	88,028	2,573,058
Navios Maritime Holdings, Inc. (a)(b)	185,580	140,725
Safe Bulkers, Inc. (a)	99,599	290,829
Scorpio Bulkers, Inc.	126,772	969,806
		5,346,440
Professional Services - 1.4%
Acacia Research Corp. (a)	100,139	365,507
Asgn, Inc. (a)	104,548	8,429,705
Barrett Business Services, Inc.	14,636	1,280,943
BG Staffing, Inc.	14,012	267,209
CBIZ, Inc. (a)	107,651	2,002,309
CRA International, Inc.	16,736	945,082
Exponent, Inc.	53,591	4,630,262
Forrester Research, Inc.	21,975	874,605
Franklin Covey Co. (a)	20,968	511,619
FTI Consulting, Inc. (a)	79,290	4,630,536
GP Strategies Corp. (a)	25,403	529,653
Heidrick & Struggles International, Inc.	37,930	1,428,065
Hill International, Inc. (a)	69,030	365,859
Huron Consulting Group, Inc. (a)	45,303	1,696,597
ICF International, Inc.	37,379	2,508,131
Insperity, Inc.	75,714	6,076,049
Kelly Services, Inc. Class A (non-vtg.)	63,546	1,859,356
Kforce, Inc.	47,895	1,271,612
Korn/Ferry International	109,775	5,868,572
MISTRAS Group, Inc. (a)	37,071	721,772
Navigant Consulting, Inc. (a)	96,530	2,064,777
Resources Connection, Inc.	64,372	1,007,422
RPX Corp.	96,807	1,048,420
TriNet Group, Inc. (a)	86,372	4,461,114
TrueBlue, Inc. (a)	85,699	2,283,878
WageWorks, Inc. (a)	82,864	3,451,286
Willdan Group, Inc. (a)	16,610	475,046
		61,055,386
Road & Rail - 0.8%
ArcBest Corp.	54,462	1,748,230
Avis Budget Group, Inc. (a)(b)	151,058	7,463,776
Covenant Transport Group, Inc. Class A (a)	24,943	692,168
Daseke, Inc. (a)	69,106	572,198
Heartland Express, Inc.	97,563	1,739,548
Knight-Swift Transportation Holdings, Inc. Class A	261,639	10,206,537
Marten Transport Ltd.	81,020	1,579,890
Roadrunner Transportation Systems, Inc. (a)	61,839	132,954
Saia, Inc. (a)	53,075	3,505,604
Schneider National, Inc. Class B (b)	88,028	2,348,587
Universal Logistics Holdings, Inc.	16,904	371,043
Werner Enterprises, Inc.	98,932	3,393,368
YRC Worldwide, Inc. (a)	69,921	581,743
		34,335,646
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	101,935	1,997,926
Applied Industrial Technologies, Inc.	80,051	5,119,261
Beacon Roofing Supply, Inc. (a)	142,754	6,987,808
BMC Stock Holdings, Inc. (a)	135,581	2,338,772
CAI International, Inc. (a)	34,206	768,951
DXP Enterprises, Inc. (a)	32,495	1,179,569
EnviroStar, Inc. (b)	7,399	270,064
GATX Corp. (b)	79,541	5,189,255
H&E Equipment Services, Inc.	65,265	2,111,323
Herc Holdings, Inc. (a)	50,688	2,668,723
Huttig Building Products, Inc. (a)(b)	48,205	299,353
Kaman Corp.	58,629	3,555,263
Lawson Products, Inc. (a)	13,031	301,668
MRC Global, Inc. (a)	186,218	3,487,863
Nexeo Solutions, Inc. (a)	56,857	579,373
Now, Inc. (a)(b)	225,662	2,737,280
Rush Enterprises, Inc.:
Class A (a)	64,487	2,633,004
Class B (a)	9,896	385,053
SiteOne Landscape Supply, Inc. (a)(b)	70,911	4,857,404
Textainer Group Holdings Ltd. (a)(b)	55,864	960,861
Titan Machinery, Inc. (a)	39,357	760,377
Triton International Ltd.	98,279	3,047,632
Veritiv Corp. (a)	23,711	902,204
Willis Lease Finance Corp. (a)	6,974	227,910
		53,366,897

TOTAL INDUSTRIALS		653,734,081

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.6%
ADTRAN, Inc.	100,232	1,468,399
Aerohive Networks, Inc. (a)	64,796	263,720
Applied Optoelectronics, Inc. (a)(b)	39,150	1,251,234
CalAmp Corp. (a)	73,222	1,446,135
Calix Networks, Inc. (a)	93,365	620,877
Carvana Co. Class A	51,758	1,356,577
Ciena Corp. (a)	299,282	7,706,512
Clearfield, Inc. (a)(b)	23,282	284,040
Comtech Telecommunications Corp.	48,192	1,474,193
Digi International, Inc. (a)	58,746	675,579
EMCORE Corp. (a)	55,272	248,724
Extreme Networks, Inc. (a)	238,364	2,550,495
Finisar Corp. (a)(b)	237,596	3,701,746
Harmonic, Inc. (a)(b)	168,502	615,032
Infinera Corp. (a)(b)	307,971	3,609,420
InterDigital, Inc.	72,252	5,379,161
KVH Industries, Inc. (a)	31,516	334,070
Lumentum Holdings, Inc. (a)(b)	129,077	6,511,935
NETGEAR, Inc. (a)	65,247	3,608,159
NetScout Systems, Inc. (a)(b)	175,636	4,768,517
Oclaro, Inc. (a)	349,474	2,767,834
Plantronics, Inc.	69,274	4,513,201
Quantenna Communications, Inc. (a)	47,338	599,772
Sonus Networks, Inc. (a)	102,136	594,432
Ubiquiti Networks, Inc. (a)(b)	46,934	3,344,517
ViaSat, Inc. (a)(b)	113,786	7,280,028
Viavi Solutions, Inc. (a)	479,427	4,530,585
		71,504,894
Electronic Equipment & Components - 2.6%
Akoustis Technologies, Inc. (a)(b)	24,263	123,013
Anixter International, Inc. (a)	60,541	3,565,865
AVX Corp.	95,308	1,406,746
Badger Meter, Inc.	58,968	2,503,192
Bel Fuse, Inc. Class B (non-vtg.)	19,461	376,570
Belden, Inc.	88,240	5,435,584
Benchmark Electronics, Inc.	104,955	2,760,317
Cardtronics PLC (a)	95,385	2,503,856
Casa Systems, Inc. (a)(b)	14,738	344,722
Control4 Corp. (a)	53,445	1,113,794
CTS Corp.	67,964	2,035,522
Daktronics, Inc.	77,881	701,708
Electro Scientific Industries, Inc. (a)(b)	68,190	1,227,420
ePlus, Inc. (a)	26,973	2,153,794
Fabrinet	75,776	2,137,641
FARO Technologies, Inc. (a)	34,913	1,763,107
Fitbit, Inc. (a)(b)	403,832	2,241,268
II-VI, Inc. (a)(b)	125,713	4,789,665
Insight Enterprises, Inc. (a)	74,170	2,629,327
Iteris, Inc. (a)	51,495	261,080
Itron, Inc. (a)	71,179	4,655,107
KEMET Corp. (a)	115,581	1,990,305
Kimball Electronics, Inc. (a)	55,435	878,645
Knowles Corp. (a)(b)	185,331	2,372,237
Littelfuse, Inc.	50,382	9,417,403
Maxwell Technologies, Inc. (a)(b)	73,774	378,461
Mesa Laboratories, Inc. (b)	6,797	1,144,003
Methode Electronics, Inc. Class A	75,204	3,000,640
MicroVision, Inc. (a)(b)	159,193	203,767
MTS Systems Corp.	37,494	1,904,695
Napco Security Technolgies, Inc. (a)	24,115	258,031
Novanta, Inc. (a)	66,797	3,927,664
OSI Systems, Inc. (a)	36,801	2,356,000
Park Electrochemical Corp.	38,953	663,370
PC Connection, Inc.	26,022	694,527
PC Mall, Inc. (a)(b)	19,091	247,228
Plexus Corp. (a)	70,037	3,840,829
RadiSys Corp. (a)(b)	74,503	56,920
Rogers Corp. (a)	37,584	4,010,213
Sanmina Corp. (a)	147,860	4,361,870
ScanSource, Inc. (a)	53,101	1,821,364
SYNNEX Corp.	60,661	6,076,412
Systemax, Inc.	23,840	749,291
Tech Data Corp. (a)	73,388	5,595,835
TTM Technologies, Inc. (a)	192,890	2,688,887
VeriFone Systems, Inc. (a)	231,134	5,318,393
Vishay Intertechnology, Inc. (b)	276,899	4,887,267
Vishay Precision Group, Inc. (a)	21,393	605,422
		114,178,977
Internet Software & Services - 3.6%
2U, Inc. (a)(b)	100,635	8,100,111
Alarm.com Holdings, Inc. (a)(b)	42,894	1,732,060
Amber Road, Inc. (a)	40,581	375,780
AppFolio, Inc. (a)	19,491	934,593
Apptio, Inc. Class A (a)	48,408	1,428,520
Benefitfocus, Inc. (a)(b)	33,648	1,016,170
BlackLine, Inc. (a)	59,147	2,448,686
Blucora, Inc. (a)	93,147	2,421,822
Box, Inc. Class A (a)	169,216	3,868,278
Brightcove, Inc. (a)	75,334	726,973
Carbonite, Inc. (a)	52,723	1,639,685
Care.com, Inc. (a)	29,498	460,169
ChannelAdvisor Corp. (a)	54,737	728,002
Cloudera, Inc. (b)	206,138	2,937,467
CommerceHub, Inc.:
Series A (a)	28,925	655,730
Series C (a)	59,842	1,356,618
Cornerstone OnDemand, Inc. (a)	110,785	4,888,942
Coupa Software, Inc. (a)	67,303	3,120,840
DHI Group, Inc. (a)	98,150	137,410
Endurance International Group Holdings, Inc. (a)	121,892	895,906
Envestnet, Inc. (a)	90,767	4,928,648
Etsy, Inc. (a)	252,113	7,548,263
Five9, Inc. (a)	111,052	3,261,597
Gogo, Inc. (a)(b)	117,649	1,108,254
GrubHub, Inc. (a)(b)	179,419	18,146,438
GTT Communications, Inc. (a)(b)	64,493	3,098,889
Hortonworks, Inc. (a)	108,183	1,831,538
Instructure, Inc. (a)	45,569	1,847,823
Internap Network Services Corp. (a)	43,440	513,026
j2 Global, Inc.	97,054	7,704,147
Leaf Group Ltd. (a)	28,789	211,599
Limelight Networks, Inc. (a)	193,041	996,092
Liquidity Services, Inc. (a)	52,541	338,889
LivePerson, Inc. (a)	115,538	1,941,038
MeetMe, Inc. (a)(b)	135,849	323,321
MINDBODY, Inc. (a)	89,607	3,552,918
MuleSoft, Inc. Class A (a)	50,585	2,255,079
New Relic, Inc. (a)	63,749	4,455,418
NIC, Inc.	134,179	1,992,558
Nutanix, Inc. Class A (a)	229,270	11,598,769
Okta, Inc.	40,498	1,733,719
Ominto, Inc. (a)(b)	28,300	82,353
Q2 Holdings, Inc. (a)	67,108	3,305,069
QuinStreet, Inc. (a)	77,928	875,911
Quotient Technology, Inc. (a)	156,913	2,102,634
Reis, Inc.	18,343	385,203
SecureWorks Corp. (a)	16,704	182,408
Shutterstock, Inc. (a)	38,602	1,626,688
SPS Commerce, Inc. (a)	35,494	2,433,824
Stamps.com, Inc. (a)	34,129	7,772,880
TechTarget, Inc. (a)	40,306	840,380
The Trade Desk, Inc. (a)(b)	50,724	2,595,547
Tintri, Inc. (b)	27,596	31,183
TrueCar, Inc. (a)	148,936	1,474,466
Tucows, Inc. (a)(b)	19,236	1,216,677
Twilio, Inc. Class A (a)(b)	129,600	5,470,416
Veritone, Inc. (b)	5,865	121,464
Web.com Group, Inc. (a)	82,006	1,525,312
XO Group, Inc. (a)	51,431	1,115,024
Yelp, Inc. (a)	166,566	7,470,485
Yext, Inc.	50,106	668,414
		160,558,123
IT Services - 1.9%
Acxiom Corp. (a)	166,054	4,314,083
Blackhawk Network Holdings, Inc. (a)	114,155	5,125,560
CACI International, Inc. Class A (a)	51,024	7,707,175
Cass Information Systems, Inc.	24,990	1,511,395
Convergys Corp.	192,079	4,486,965
CSG Systems International, Inc.	69,126	2,957,902
EPAM Systems, Inc. (a)	104,032	11,896,059
Everi Holdings, Inc. (a)	136,226	873,209
EVERTEC, Inc.	127,201	2,321,418
ExlService Holdings, Inc. (a)	68,533	3,961,893
Hackett Group, Inc.	50,088	811,926
Information Services Group, Inc. (a)	65,593	284,674
ManTech International Corp. Class A	53,998	3,190,742
Maximus, Inc.	133,801	9,048,962
MoneyGram International, Inc. (a)	58,897	514,760
Perficient, Inc. (a)	72,673	1,797,203
Presidio, Inc. (a)(b)	64,963	995,233
Science Applications International Corp.	89,364	7,666,538
ServiceSource International, Inc. (a)	167,209	633,722
StarTek, Inc. (a)	20,881	184,588
Sykes Enterprises, Inc. (a)	82,268	2,366,028
Syntel, Inc. (a)	68,867	1,988,879
Travelport Worldwide Ltd.	260,055	4,457,343
Ttec Holdings, Inc.	29,244	935,808
Unisys Corp. (a)(b)	103,901	1,163,691
Virtusa Corp. (a)	56,368	2,713,556
		83,909,312
Semiconductors & Semiconductor Equipment - 2.9%
Acacia Communications, Inc. (a)	39,186	1,103,086
Advanced Energy Industries, Inc. (a)	82,948	4,939,553
Alpha & Omega Semiconductor Ltd. (a)	42,112	638,418
Ambarella, Inc. (a)(b)	67,618	3,150,323
Amkor Technology, Inc. (a)	210,946	1,746,633
Aquantia Corp. (a)(b)	14,439	170,525
Axcelis Technologies, Inc. (a)	63,432	1,395,504
AXT, Inc. (a)	78,980	462,033
Brooks Automation, Inc.	145,269	3,614,293
Cabot Microelectronics Corp.	52,567	5,332,922
Ceva, Inc. (a)	45,806	1,493,276
Cirrus Logic, Inc. (a)	133,740	4,877,498
Cohu, Inc.	58,916	1,260,802
Cree, Inc. (a)(b)	204,062	7,615,594
CyberOptics Corp. (a)(b)	13,908	212,097
Diodes, Inc. (a)	81,657	2,331,307
DSP Group, Inc. (a)	46,358	553,978
Entegris, Inc.	296,378	9,543,372
FormFactor, Inc. (a)	149,374	1,714,067
GSI Technology, Inc. (a)	30,156	221,043
Ichor Holdings Ltd. (a)(b)	38,371	847,999
Impinj, Inc. (a)(b)	38,580	474,148
Inphi Corp. (a)(b)	87,682	2,505,952
Integrated Device Technology, Inc. (a)	279,839	7,787,919
Kopin Corp. (a)(b)	124,598	412,419
Lattice Semiconductor Corp. (a)	253,295	1,372,859
MACOM Technology Solutions Holdings, Inc. (a)(b)	85,065	1,413,780
MaxLinear, Inc. Class A (a)	128,639	2,872,509
MKS Instruments, Inc.	112,661	11,536,486
Monolithic Power Systems, Inc.	83,263	9,750,097
Nanometrics, Inc. (a)	50,404	1,251,027
NeoPhotonics Corp. (a)(b)	69,827	358,911
NVE Corp.	10,030	848,237
PDF Solutions, Inc. (a)(b)	58,341	650,502
Photronics, Inc. (a)	138,445	1,059,104
Pixelworks, Inc. (a)	57,695	246,935
Power Integrations, Inc.	59,908	4,061,762
Rambus, Inc. (a)	227,076	3,065,526
Rudolph Technologies, Inc. (a)	65,267	1,654,518
Semtech Corp. (a)	136,547	5,366,297
Sigma Designs, Inc. (a)	81,605	514,112
Silicon Laboratories, Inc. (a)	87,477	8,126,613
SMART Global Holdings, Inc.	19,877	778,185
SunPower Corp. (a)(b)	125,155	1,067,572
Synaptics, Inc. (a)(b)	71,815	3,125,389
Ultra Clean Holdings, Inc. (a)	78,286	1,370,788
Veeco Instruments, Inc. (a)	98,182	1,516,912
Xcerra Corp. (a)	112,221	1,355,630
Xperi Corp.	103,142	2,269,124
		130,037,636
Software - 3.9%
8x8, Inc. (a)	186,924	3,785,211
A10 Networks, Inc. (a)	108,671	662,893
ACI Worldwide, Inc. (a)	244,118	5,675,744
Agilysys, Inc. (a)	31,043	365,687
American Software, Inc. Class A	57,916	739,008
Aspen Technology, Inc. (a)	152,803	13,408,463
Blackbaud, Inc.	99,640	10,458,214
Bottomline Technologies, Inc. (a)	82,748	3,270,201
Cardlytics, Inc. (a)	11,037	154,739
CommVault Systems, Inc. (a)	80,873	5,657,066
Digimarc Corp. (a)(b)	22,125	638,306
Ebix, Inc. (b)	50,094	3,882,285
Ellie Mae, Inc. (a)(b)	70,861	6,864,305
Everbridge, Inc. (a)(b)	35,404	1,322,339
Fair Isaac Corp. (a)	62,304	10,789,807
Forescout Technologies, Inc. (a)	11,047	353,394
Glu Mobile, Inc. (a)	221,315	969,360
HubSpot, Inc. (a)(b)	72,814	7,711,003
Imperva, Inc. (a)	71,104	3,181,904
Majesco (a)	11,270	57,026
MicroStrategy, Inc. Class A (a)	19,939	2,541,425
Mitek Systems, Inc. (a)	69,341	537,393
MobileIron, Inc. (a)	120,886	562,120
Model N, Inc. (a)	50,059	858,512
Monotype Imaging Holdings, Inc.	86,247	1,910,371
Park City Group, Inc. (a)(b)	26,783	211,586
Paycom Software, Inc. (a)(b)	102,905	11,752,780
Paylocity Holding Corp. (a)	55,491	3,031,473
Pegasystems, Inc.	76,678	4,681,192
Progress Software Corp.	96,426	3,561,012
Proofpoint, Inc. (a)	91,202	10,756,364
PROS Holdings, Inc. (a)(b)	55,319	1,633,017
QAD, Inc. Class A	21,214	952,509
Qualys, Inc. (a)	66,996	5,155,342
Rapid7, Inc. (a)	57,660	1,628,318
RealNetworks, Inc. (a)	49,154	175,480
RealPage, Inc. (a)	122,293	6,542,676
Red Violet, Inc. (a)(b)	5,994	37,762
RingCentral, Inc. (a)	135,783	9,104,250
Rosetta Stone, Inc. (a)	34,308	477,224
SailPoint Technologies Holding, Inc. (a)(b)	42,076	1,013,611
SendGrid, Inc. (a)	18,218	525,771
Synchronoss Technologies, Inc. (a)(b)	89,931	1,007,227
TeleNav, Inc. (a)	58,177	299,612
The Rubicon Project, Inc. (a)	89,759	195,675
TiVo Corp.	249,830	3,535,095
Upland Software, Inc. (a)	16,422	446,186
Varonis Systems, Inc. (a)	41,374	2,703,791
Vasco Data Security International, Inc. (a)	63,847	989,629
Verint Systems, Inc. (a)	132,919	5,595,890
VirnetX Holding Corp. (a)(b)	108,745	239,239
Workiva, Inc. (a)	52,724	1,186,290
Zendesk, Inc. (a)	208,166	10,148,093
Zix Corp. (a)	110,178	556,399
		174,500,269
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	228,325	2,292,383
Avid Technology, Inc. (a)	67,637	303,014
CPI Card Group (b)	8,275	21,267
Cray, Inc. (a)	84,179	2,007,669
Diebold Nixdorf, Inc. (b)	158,117	2,427,096
Eastman Kodak Co. (a)(b)	33,414	165,399
Electronics for Imaging, Inc. (a)	94,644	2,621,639
Immersion Corp. (a)(b)	60,580	666,986
Intevac, Inc. (a)	40,494	265,236
Pure Storage, Inc. Class A (a)(b)	202,903	4,104,728
Quantum Corp. (a)(b)	57,557	225,623
Stratasys Ltd. (a)(b)	106,454	2,040,723
Super Micro Computer, Inc. (a)(b)	81,809	1,448,019
U.S.A. Technologies, Inc. (a)	99,672	872,130
		19,461,912

TOTAL INFORMATION TECHNOLOGY		754,151,123

MATERIALS - 4.3%
Chemicals - 2.0%
A. Schulman, Inc.	59,479	2,551,649
Advanced Emissions Solutions, Inc. (b)	42,359	466,796
AdvanSix, Inc. (a)	62,775	2,248,601
AgroFresh Solutions, Inc. (a)	44,580	308,494
American Vanguard Corp.	59,292	1,277,743
Balchem Corp.	66,381	5,857,459
Chase Corp.	14,860	1,664,320
Core Molding Technologies, Inc.	14,858	230,299
Ferro Corp. (a)	174,901	3,849,571
Flotek Industries, Inc. (a)(b)	115,873	413,667
FutureFuel Corp.	50,653	592,640
H.B. Fuller Co.	104,932	5,190,986
Hawkins, Inc.	19,508	634,010
Ingevity Corp. (a)	89,049	6,841,635
Innophos Holdings, Inc.	40,031	1,656,483
Innospec, Inc.	50,479	3,669,823
Intrepid Potash, Inc. (a)(b)	200,253	907,146
KMG Chemicals, Inc.	27,418	1,685,933
Koppers Holdings, Inc. (a)	43,315	1,897,197
Kraton Performance Polymers, Inc. (a)	62,587	2,858,348
Kronos Worldwide, Inc.	48,148	1,109,330
LSB Industries, Inc. (a)(b)	43,997	243,303
Minerals Technologies, Inc.	73,472	5,073,242
OMNOVA Solutions, Inc. (a)	89,959	980,553
PolyOne Corp.	167,624	7,015,064
PQ Group Holdings, Inc.	61,392	853,349
Quaker Chemical Corp.	27,038	3,974,316
Rayonier Advanced Materials, Inc.	103,340	2,211,476
Sensient Technologies Corp.	90,667	6,042,956
Stepan Co.	42,259	2,971,653
Trecora Resources (a)	42,878	555,270
Tredegar Corp.	55,317	973,579
Trinseo SA	92,836	6,772,386
Tronox Ltd. Class A	187,148	3,215,203
Valhi, Inc.	54,671	453,769
		87,248,249
Construction Materials - 0.2%
Forterra, Inc. (a)(b)	37,764	277,188
Foundation Building Materials, Inc. (a)	30,047	422,160
Summit Materials, Inc.	230,424	6,484,131
U.S. Concrete, Inc. (a)(b)	32,943	1,925,518
United States Lime & Minerals, Inc.	3,997	298,656
		9,407,653
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	53,622	3,137,959
Class B	11,259	708,754
Myers Industries, Inc.	49,404	1,151,113
UFP Technologies, Inc. (a)	13,066	434,445
		5,432,271
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	658,058	3,020,486
Allegheny Technologies, Inc. (a)(b)	262,881	6,984,748
Ampco-Pittsburgh Corp.	17,600	173,360
Atkore International Group, Inc. (a)	70,635	1,255,184
Carpenter Technology Corp.	97,047	5,168,723
Century Aluminum Co. (a)	103,955	1,816,094
Cliffs Natural Resources, Inc. (a)(b)	621,837	4,614,031
Coeur d'Alene Mines Corp. (a)	386,643	2,926,888
Commercial Metals Co.	242,093	5,086,374
Compass Minerals International, Inc. (b)	70,779	4,763,427
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	113,893	577,438
Haynes International, Inc.	26,010	1,087,478
Hecla Mining Co.	822,789	3,151,282
Kaiser Aluminum Corp.	34,508	3,400,418
Klondex Mines Ltd. (a)(b)	370,545	907,835
Materion Corp.	41,516	2,106,937
Olympic Steel, Inc.	18,580	435,701
Ryerson Holding Corp. (a)	32,364	325,258
Schnitzer Steel Industries, Inc. Class A	55,437	1,632,620
SunCoke Energy, Inc. (a)	134,474	1,545,106
TimkenSteel Corp. (a)(b)	84,213	1,413,936
Warrior Metropolitan Coal, Inc. (b)	68,821	1,600,088
Worthington Industries, Inc.	92,036	4,098,363
		58,091,776
Paper & Forest Products - 0.6%
Boise Cascade Co.	80,939	3,367,062
Clearwater Paper Corp. (a)	33,465	791,447
Kapstone Paper & Packaging Corp.	181,394	6,243,581
Louisiana-Pacific Corp.	303,253	8,591,157
Neenah, Inc.	34,970	2,727,660
P.H. Glatfelter Co.	89,938	1,878,805
Schweitzer-Mauduit International, Inc.	64,084	2,501,199
Verso Corp. (a)	71,743	1,295,679
		27,396,590

TOTAL MATERIALS		187,576,539

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust (SBI)	174,434	4,116,642
Agree Realty Corp.	59,008	2,884,311
Alexander & Baldwin, Inc.	141,725	3,245,503
Alexanders, Inc.	4,462	1,755,128
American Assets Trust, Inc.	85,480	2,869,564
Americold Realty Trust	110,691	2,281,342
Armada Hoffler Properties, Inc.	93,090	1,263,231
Ashford Hospitality Trust, Inc.	160,096	1,101,460
Bluerock Residential Growth (REIT), Inc. (b)	46,487	417,918
Braemar Hotels & Resorts, Inc.	53,666	558,126
CareTrust (REIT), Inc.	157,724	2,083,534
CatchMark Timber Trust, Inc.	91,860	1,197,854
CBL & Associates Properties, Inc. (b)	356,951	1,492,055
Cedar Realty Trust, Inc.	188,816	734,494
Chatham Lodging Trust	95,075	1,811,179
Chesapeake Lodging Trust	123,373	3,644,438
City Office REIT, Inc.	71,178	810,006
Clipper Realty, Inc. (b)	31,878	261,081
Community Healthcare Trust, Inc.	35,736	911,268
CorEnergy Infrastructure Trust, Inc. (b)	24,787	955,291
Cousins Properties, Inc.	868,980	7,725,232
DiamondRock Hospitality Co.	417,728	4,615,894
Easterly Government Properties, Inc. (b)	86,786	1,788,659
EastGroup Properties, Inc.	70,803	6,356,693
Education Realty Trust, Inc.	158,722	5,223,541
Farmland Partners, Inc. (b)	64,290	489,890
First Industrial Realty Trust, Inc.	247,282	7,692,943
Four Corners Property Trust, Inc.	128,823	2,919,129
Franklin Street Properties Corp.	216,700	1,685,926
Front Yard Residential Corp. Class B	103,673	1,018,069
Getty Realty Corp.	66,275	1,660,189
Gladstone Commercial Corp.	58,751	1,018,742
Global Medical REIT, Inc. (b)	36,771	286,446
Global Net Lease, Inc. (b)	143,348	2,667,706
Government Properties Income Trust	202,719	2,531,960
Gramercy Property Trust	333,721	7,842,444
Healthcare Realty Trust, Inc.	256,332	7,133,720
Hersha Hospitality Trust	80,004	1,502,475
Independence Realty Trust, Inc.	178,451	1,677,439
Industrial Logistics Properties Trust (a)	42,098	863,851
InfraReit, Inc.	89,017	1,896,952
Investors Real Estate Trust (b)	251,380	1,339,855
iStar Financial, Inc. (a)(b)	137,150	1,390,701
Jernigan Capital, Inc. (b)	28,714	551,309
Kite Realty Group Trust	173,421	2,552,757
LaSalle Hotel Properties (SBI)	237,867	7,033,727
Lexington Corporate Properties Trust	462,196	3,716,056
LTC Properties, Inc.	82,883	2,996,220
Mack-Cali Realty Corp.	188,388	3,234,622
MedEquities Realty Trust, Inc.	61,077	622,375
Monmouth Real Estate Investment Corp. Class A	155,799	2,435,138
National Health Investors, Inc.	84,030	5,736,728
National Storage Affiliates Trust	104,449	2,749,098
New Senior Investment Group, Inc.	170,029	1,465,650
NexPoint Residential Trust, Inc.	35,681	955,894
NorthStar Realty Europe Corp.	115,274	1,671,473
One Liberty Properties, Inc.	31,787	755,259
Pebblebrook Hotel Trust (b)	143,778	5,030,792
Pennsylvania Real Estate Investment Trust (SBI) (b)	141,435	1,369,091
Physicians Realty Trust	375,497	5,609,925
Potlatch Corp.	125,460	6,505,101
Preferred Apartment Communities, Inc. Class A	79,229	1,165,459
PS Business Parks, Inc.	41,101	4,738,123
QTS Realty Trust, Inc. Class A	102,477	3,626,661
Quality Care Properties, Inc. (a)	196,920	4,326,332
RAIT Financial Trust (b)	185,613	33,652
Ramco-Gershenson Properties Trust (SBI)	165,656	1,979,589
Retail Opportunity Investments Corp. (b)	225,849	3,884,603
Rexford Industrial Realty, Inc.	160,833	4,913,448
RLJ Lodging Trust	354,838	7,369,985
Ryman Hospitality Properties, Inc.	92,222	7,228,360
Sabra Health Care REIT, Inc.	371,726	6,806,303
Safety Income and Growth, Inc.	20,954	376,124
Saul Centers, Inc.	23,590	1,128,782
Select Income REIT	133,275	2,526,894
Seritage Growth Properties (b)	53,640	1,907,975
Stag Industrial, Inc.	199,244	4,895,425
Summit Hotel Properties, Inc.	217,581	3,150,573
Sunstone Hotel Investors, Inc.	471,351	7,353,076
Terreno Realty Corp.	114,063	4,237,440
The GEO Group, Inc.	256,151	5,763,398
TIER REIT, Inc.	100,800	1,916,208
UMH Properties, Inc.	68,192	922,638
Universal Health Realty Income Trust (SBI)	26,307	1,576,579
Urban Edge Properties	217,538	4,474,757
Urstadt Biddle Properties, Inc. Class A	61,434	1,220,694
Washington Prime Group, Inc. (b)	386,790	2,502,531
Washington REIT (SBI) (b)	165,342	4,748,622
Whitestone REIT Class B (b)	75,383	817,906
Xenia Hotels & Resorts, Inc.	224,461	4,621,652
		260,927,885
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)(b)	22,822	624,866
Consolidated-Tomoka Land Co.	7,859	483,486
Forestar Group, Inc. (a)(b)	22,549	491,568
FRP Holdings, Inc. (a)	13,978	803,735
Griffin Industrial Realty, Inc.	1,430	53,053
HFF, Inc.	76,430	2,685,750
Kennedy-Wilson Holdings, Inc.	252,616	4,787,073
Marcus & Millichap, Inc. (a)	33,004	1,127,417
Maui Land & Pineapple, Inc. (a)	13,584	144,670
RE/MAX Holdings, Inc.	36,907	1,998,514
Redfin Corp. (b)	121,174	2,593,124
Stratus Properties, Inc.	11,942	373,188
Tejon Ranch Co. (a)	39,436	959,478
The St. Joe Co. (a)(b)	92,634	1,597,937
Transcontinental Realty Investors, Inc. (a)	3,394	148,793
Trinity Place Holdings, Inc. (a)	36,715	240,483
		19,113,135

TOTAL REAL ESTATE		280,041,020

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	22,289	1,181,317
Cincinnati Bell, Inc. (a)	86,816	1,315,262
Cogent Communications Group, Inc.	87,755	4,137,648
Consolidated Communications Holdings, Inc. (b)	134,958	1,525,025
Frontier Communications Corp. (b)	165,212	1,371,260
Globalstar, Inc. (a)(b)	1,189,043	727,219
Hawaiian Telcom Holdco, Inc. (a)	12,093	329,413
IDT Corp. Class B	35,196	190,762
Intelsat SA (a)(b)	76,080	743,302
Iridium Communications, Inc. (a)(b)	175,735	2,091,247
Ooma, Inc. (a)	38,067	405,414
ORBCOMM, Inc. (a)	140,123	1,263,909
PDVWireless, Inc. (a)(b)	20,057	583,659
Vonage Holdings Corp. (a)	428,636	4,792,150
WideOpenWest, Inc. (b)	55,075	348,625
Windstream Holdings, Inc. (b)	386,605	599,238
		21,605,450
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	79,062	1,854,795
Shenandoah Telecommunications Co.	96,948	3,659,787
Spok Holdings, Inc.	42,123	627,633
		6,142,215

TOTAL TELECOMMUNICATION SERVICES		27,747,665

UTILITIES - 3.3%
Electric Utilities - 1.0%
Allete, Inc.	106,927	8,170,292
El Paso Electric Co.	84,254	4,301,167
Genie Energy Ltd. Class B	27,317	113,639
IDACORP, Inc.	105,356	9,798,108
MGE Energy, Inc.	72,744	4,222,789
Otter Tail Corp.	82,029	3,596,972
PNM Resources, Inc.	166,123	6,586,777
Portland General Electric Co.	187,524	7,966,020
Spark Energy, Inc. Class A, (b)	23,601	293,832
		45,049,596
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	33,229	2,525,404
New Jersey Resources Corp.	181,198	7,492,537
Northwest Natural Gas Co.	59,282	3,633,987
ONE Gas, Inc.	109,090	7,605,755
RGC Resources, Inc.	14,360	371,924
South Jersey Industries, Inc. (b)	166,935	5,158,292
Southwest Gas Holdings, Inc.	99,950	7,295,351
Spire, Inc.	98,491	7,106,126
WGL Holdings, Inc.	106,396	9,054,300
		50,243,676
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)(b)	232,460	499,700
NRG Yield, Inc.:
Class A	71,078	1,251,684
Class C	137,342	2,444,688
Ormat Technologies, Inc.	84,116	4,870,316
Pattern Energy Group, Inc. (b)	163,252	2,967,921
Terraform Power, Inc.	94,786	1,056,864
		13,091,173
Multi-Utilities - 0.5%
Avista Corp.	133,752	6,936,379
Black Hills Corp.	112,109	6,354,338
NorthWestern Energy Corp.	103,552	5,689,147
Unitil Corp.	30,814	1,497,252
		20,477,116
Water Utilities - 0.4%
American States Water Co.	75,981	4,233,661
AquaVenture Holdings Ltd. (a)(b)	23,434	343,542
Artesian Resources Corp. Class A	16,726	640,606
Cadiz, Inc. (a)(b)	45,444	611,222
California Water Service Group	100,706	3,902,358
Connecticut Water Service, Inc.	24,798	1,686,264
Consolidated Water Co., Inc.	29,566	418,359
Global Water Resources, Inc.	20,546	189,434
Middlesex Water Co.	33,058	1,377,196
Pure Cycle Corp. (a)	34,624	309,885
Select Energy Services, Inc. Class A (b)	57,485	865,149
SJW Corp.	34,193	2,066,967
York Water Co.	27,135	873,747
		17,518,390

TOTAL UTILITIES		146,379,951

TOTAL COMMON STOCKS
(Cost $3,716,224,359)		4,400,899,496
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $1,996,685)	2,000,000	1,995,226
	Shares	Value

Money Market Funds - 20.2%
Fidelity Cash Central Fund, 1.74% (e)	24,714,814	$24,719,757
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	868,394,585	868,481,424
TOTAL MONEY MARKET FUNDS
(Cost $893,182,031)		893,201,181
TOTAL INVESTMENT IN SECURITIES - 119.5%
(Cost $4,611,403,075)		5,296,095,903
NET OTHER ASSETS (LIABILITIES) - (19.5)%		(862,788,548)
NET ASSETS - 100%		$4,433,307,355

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	403	June 2018	$31,107,570	$318,554	$318,554

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,292,906.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$433,851
Fidelity Securities Lending Cash Central Fund	7,786,753
Total	$8,220,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$544,103,916	$544,103,916	$--	$--
Consumer Staples	103,604,854	103,604,854	--	--
Energy	177,445,317	177,445,317	--	--
Financials	799,919,520	799,919,520	--	--
Health Care	726,195,510	725,685,918	--	509,592
Industrials	653,734,081	653,734,081	--	--
Information Technology	754,151,123	754,151,123	--	--
Materials	187,576,539	187,576,538	--	1
Real Estate	280,041,020	280,041,020	--	--
Telecommunication Services	27,747,665	27,747,665	--	--
Utilities	146,379,951	146,379,951	--	--
U.S. Government and Government Agency Obligations	1,995,226	--	1,995,226	--
Money Market Funds	893,201,181	893,201,181	--	--
Total Investments in Securities:	$5,296,095,903	$5,293,591,084	$1,995,226	$509,593
Derivative Instruments:
Assets
Futures Contracts	$318,554	$318,554	$--	$--
Total Assets	$318,554	$318,554	$--	$--
Total Derivative Instruments:	$318,554	$318,554	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$318,554	$0
Total Equity Risk	318,554	0
Total Value of Derivatives	$318,554	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including securities loaned of $837,269,891) — See accompanying schedule: Unaffiliated issuers (cost $3,718,221,044)	$4,402,894,722
Fidelity Central Funds (cost $893,182,031)	893,201,181
Total Investment in Securities (cost $4,611,403,075)		$5,296,095,903
Cash		50,156
Receivable for investments sold		208,045
Receivable for fund shares sold		9,289,940
Dividends receivable		1,336,655
Distributions receivable from Fidelity Central Funds		685,999
Other receivables		4,700
Total assets		5,307,671,398
Liabilities
Payable for investments purchased	$1,313,443
Payable for fund shares redeemed	4,141,826
Accrued management fee	129,031
Payable for daily variation margin on futures contracts	273,118
Other affiliated payables	49,204
Collateral on securities loaned	868,457,421
Total liabilities		874,364,043
Net Assets		$4,433,307,355
Net Assets consist of:
Paid in capital		$3,757,213,372
Undistributed net investment income		13,989,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,906,431)
Net unrealized appreciation (depreciation) on investments		685,011,382
Net Assets		$4,433,307,355
Investor Class:
Net Asset Value, offering price and redemption price per share ($55,178,257 ÷ 2,697,266 shares)		$20.46
Premium Class:
Net Asset Value, offering price and redemption price per share ($3,141,580,938 ÷ 153,346,997 shares)		$20.49
Institutional Class:
Net Asset Value, offering price and redemption price per share ($882,980,112 ÷ 43,090,272 shares)		$20.49
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($353,568,048 ÷ 17,254,991 shares)		$20.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$45,919,258
Interest		23,265
Income from Fidelity Central Funds (including $7,786,753 from security lending)		8,220,604
Total income		54,163,127
Expenses
Management fee	$1,378,269
Transfer agent fees	626,204
Independent trustees' fees and expenses	14,099
Interest	3,801
Miscellaneous	10,690
Total expenses before reductions	2,033,063
Expense reductions	(1,341)	2,031,722
Net investment income (loss)		52,131,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,503,177
Redemptions in-kind with affiliated entities	13,050,414
Fidelity Central Funds	16,843
Foreign currency transactions	144
Futures contracts	3,722,963
Total net realized gain (loss)		77,293,541
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	281,161,117
Fidelity Central Funds	(14,251)
Futures contracts	(662,411)
Total change in net unrealized appreciation (depreciation)		280,484,455
Net gain (loss)		357,777,996
Net increase (decrease) in net assets resulting from operations		$409,909,401

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,131,405	$30,222,488
Net realized gain (loss)	77,293,541	37,646,720
Change in net unrealized appreciation (depreciation)	280,484,455	399,973,611
Net increase (decrease) in net assets resulting from operations	409,909,401	467,842,819
Distributions to shareholders from net investment income	(43,702,279)	(26,522,981)
Distributions to shareholders from net realized gain	(96,778,631)	(21,906,437)
Total distributions	(140,480,910)	(48,429,418)
Share transactions - net increase (decrease)	1,047,569,036	1,144,159,440
Redemption fees	–	128,948
Total increase (decrease) in net assets	1,316,997,527	1,563,701,789
Net Assets
Beginning of period	3,116,309,828	1,552,608,039
End of period	$4,433,307,355	$3,116,309,828
Other Information
Undistributed net investment income end of period	$13,989,032	$9,603,869

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund Investor Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$15.46	$17.05	$16.06	$13.59
Income from Investment Operations
Net investment income (loss)A	.25	.22	.22	.22	.19
Net realized and unrealized gain (loss)	1.93	3.71	(1.21)	1.34	2.56
Total from investment operations	2.18	3.93	(.99)	1.56	2.75
Distributions from net investment income	(.21)	(.20)	(.19)	(.18)	(.12)
Distributions from net realized gain	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.72)	(.39)	(.60)	(.57)	(.29)B
Redemption fees added to paid in capitalA	–	–C	–C	–C	.01
Net asset value, end of period	$20.46	$19.00	$15.46	$17.05	$16.06
Total ReturnD	11.59%	25.66%	(5.87)%	9.82%	20.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.18%	.22%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.18%	.19%	.23%	.23%	.23%
Expenses net of all reductions	.18%	.19%	.23%	.23%	.23%
Net investment income (loss)	1.25%	1.29%	1.38%	1.30%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$55,178	$41,190	$41,773	$31,449	$21,013
Portfolio turnover rateG	14%H	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Premium Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.08	$13.61
Income from Investment Operations
Net investment income (loss)A	.27	.25	.24	.24	.21
Net realized and unrealized gain (loss)	1.93	3.71	(1.21)	1.34	2.57
Total from investment operations	2.20	3.96	(.97)	1.58	2.78
Distributions from net investment income	(.23)	(.22)	(.21)	(.20)	(.14)
Distributions from net realized gain	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.74)	(.41)	(.62)	(.59)	(.32)
Redemption fees added to paid in capitalA	–	–B	–B	–B	.01
Net asset value, end of period	$20.49	$19.03	$15.48	$17.07	$16.08
Total ReturnC	11.71%	25.86%	(5.73)%	9.96%	20.61%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%	.09%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.06%	.07%	.09%	.09%	.09%
Expenses net of all reductions	.06%	.07%	.09%	.09%	.09%
Net investment income (loss)	1.37%	1.41%	1.52%	1.44%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$3,141,581	$2,227,297	$1,101,583	$895,003	$632,741
Portfolio turnover rateF	14%G	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.09	$13.61
Income from Investment Operations
Net investment income (loss)A	.27	.25	.24	.24	.21
Net realized and unrealized gain (loss)	1.93	3.71	(1.20)	1.34	2.58
Total from investment operations	2.20	3.96	(.96)	1.58	2.79
Distributions from net investment income	(.23)	(.22)	(.22)	(.20)	(.14)
Distributions from net realized gain	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.74)	(.41)	(.63)	(.60)B	(.32)
Redemption fees added to paid in capitalA	–	–C	–C	–C	.01
Net asset value, end of period	$20.49	$19.03	$15.48	$17.07	$16.09
Total ReturnD	11.72%	25.88%	(5.71)%	9.92%	20.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.07%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.38%	1.42%	1.54%	1.46%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$882,980	$677,917	$292,313	$376,321	$263,061
Portfolio turnover rateG	14%H	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Premium Class

Years ended April 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.09	$13.61
Income from Investment Operations
Net investment income (loss)A	.28	.25	.24	.25	.21
Net realized and unrealized gain (loss)	1.93	3.72	(1.20)	1.33	2.58
Total from investment operations	2.21	3.97	(.96)	1.58	2.79
Distributions from net investment income	(.23)	(.23)	(.22)	(.21)	(.14)
Distributions from net realized gain	(.51)	(.19)	(.41)	(.39)	(.18)
Total distributions	(.75)B	(.42)	(.63)	(.60)	(.32)
Redemption fees added to paid in capitalA	–	–C	–C	–C	.01
Net asset value, end of period	$20.49	$19.03	$15.48	$17.07	$16.09
Total ReturnD	11.73%	25.90%	(5.69)%	9.94%	20.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.04%	.04%	.05%	.05%	.05%
Expenses net of all reductions	.04%	.04%	.05%	.05%	.05%
Net investment income (loss)	1.38%	1.44%	1.56%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$353,568	$169,906	$116,939	$4,389	$3,654
Portfolio turnover rateG	14%H	11%	13%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.512 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain deemed distributions, redemptions in kind, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$5,542,258,141	$1,046,050,572	$(343,225,536)	$702,825,036
Fidelity Small Cap Index Fund	4,652,987,804	1,014,104,184	(370,996,085)	643,108,099

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Index Fund	$31,940,185	$13,656,247	$702,825,036
Fidelity Small Cap Index Fund	20,851,794	12,134,088	643,108,099

The tax character of distributions paid was as follows:

April 30, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$89,554,528	$39,103,679	$128,658,207
Fidelity Small Cap Index Fund	69,742,375	70,738,535	140,480,910

April 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$33,065,767	$20,466,245	$53,532,012
Fidelity Small Cap Index Fund	27,952,624	20,476,794	48,429,418

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	2,434,322,108	486,892,584
Fidelity Small Cap Index Fund	1,650,967,781	529,992,513

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .035% of each Fund's average net assets. Prior to August 1, 2017, the management fee was based on an annual rate of .04% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .04% and .04% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.17%	.05%	.04%	.035%
Fidelity Small Cap Index Fund	.17%	.05%	.04%	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.19%	.07%	.06%	.04%
Fidelity Small Cap Index Fund	.19%	.07%	.06%	.04%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, each Investor Class, Premium Class and Institutional Class pays a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. Prior to August 1, 2017, each Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .15%, .03% and .02% of class-level average net assets, respectively, and each Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Mid Cap Index Fund
Investor Class	$97,719.14
Premium Class	580,847.02
Institutional Class	99,415.01
	$777,981
Fidelity Small Cap Index Fund
Investor Class	$66,687.14
Premium Class	490,097.02
Institutional Class	69,420.01
	$626,204

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Index Fund	Borrower	$73,674,500	1.59%	$6,487
Fidelity Small Cap Index Fund	Borrower	$86,330,000	1.59%	$3,801

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,400,887 shares of Fidelity Mid Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $29,194,489. The net realized gain of $14,766,993 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Redemptions In-Kind. During the period, 1,145,154 shares of Fidelity Small Cap Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $23,567,263. The net realized gain of $13,050,414 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.
Other. During the period, the investment adviser reimbursed Fidelity Small Cap Index Fund for certain losses in the amount of $22,891.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$13,673
Fidelity Small Cap Index Fund	10,690

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Mid Cap Index Fund	$364	$–
Fidelity Small Cap Index Fund	$26,597	$7,837,861

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Mid Cap Index Fund	$819
Fidelity Small Cap Index Fund	1,341

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2018	Year ended April 30, 2017
Fidelity Mid Cap Index Fund
From net investment income
Investor Class	$867,595	$697,250
Premium Class	41,833,500	23,626,723
Institutional Class	17,876,472	7,404,312
Institutional Premium Class	5,727,692	130,000
Total	$66,305,259	$31,858,285
From net realized gain
Investor Class	$883,805	$517,464
Premium Class	39,067,531	16,055,901
Institutional Class	16,937,157	5,014,734
Institutional Premium Class	5,464,455	85,628
Total	$62,352,948	$21,673,727
Fidelity Small Cap Index Fund
From net investment income
Investor Class	$488,345	$502,754
Premium Class	30,303,452	19,402,904
Institutional Class	10,899,677	4,821,792
Institutional Premium Class	2,010,805	1,795,531
Total	$43,702,279	$26,522,981
From net realized gain
Investor Class	$1,212,949	$489,673
Premium Class	67,339,012	15,955,227
Institutional Class	23,802,612	3,981,057
Institutional Premium Class	4,424,058	1,480,480
Total	$96,778,631	$21,906,437

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2018	Year ended April 30, 2017	Year ended April 30, 2018	Year ended April 30, 2017
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	3,656,244	7,643,350	$74,130,616	$138,601,699
Reinvestment of distributions	82,153	64,351	1,679,321	1,157,032
Shares redeemed	(3,676,745)	(7,299,480)	(74,765,809)	(132,202,817)
Net increase (decrease)	61,652	408,221	$1,044,128	$7,555,914
Premium Class
Shares sold	77,778,279	88,482,589	$1,589,895,631	$1,611,671,089
Reinvestment of distributions	3,812,463	2,101,997	78,097,362	37,889,390
Shares redeemed	(48,561,265)	(27,363,353)	(994,294,359)	(498,676,120)
Net increase (decrease)	33,029,477	63,221,233	$673,698,634	$1,150,884,359
Institutional Class
Shares sold	62,968,632	39,004,771	$1,291,323,119	$704,754,377
Reinvestment of distributions	1,594,337	677,027	32,820,444	12,225,217
Shares redeemed	(13,110,964)(a)	(17,190,638)	(272,005,587)(a)	(321,040,955)
Net increase (decrease)	51,452,005	22,491,160	$1,052,137,976	$395,938,639
Institutional Premium Class
Shares sold	19,873,876	17,946,363	$394,640,085	$342,998,448
Reinvestment of distributions	542,229	11,986	11,191,952	215,629
Shares redeemed	(11,460,795)	(8,463,801)	(237,935,810)	(160,184,276)
Net increase (decrease)	8,955,310	9,494,548	$167,896,227	$183,029,801
Fidelity Small Cap Index Fund
Investor Class
Shares sold	3,990,677	5,465,816	$79,354,980	$96,808,855
Reinvestment of distributions	82,763	53,687	1,647,882	928,096
Shares redeemed	(3,543,791)	(6,054,316)	(70,490,715)	(105,312,406)
Net increase (decrease)	529,649	(534,813)	$10,512,147	$(7,575,455)
Premium Class
Shares sold	78,304,861	69,330,537	$1,564,139,117	$1,236,215,604
Reinvestment of distributions	4,707,517	1,947,528	93,834,009	34,128,827
Shares redeemed	(46,716,083)(a)	(25,390,842)	(930,528,469)(a)	(450,079,071)
Net increase (decrease)	36,296,295	45,887,223	$727,444,657	$820,265,360
Institutional Class
Shares sold	33,629,988	21,675,323	$667,248,688	$393,667,824
Reinvestment of distributions	1,711,830	504,272	34,201,393	8,802,701
Shares redeemed	(27,870,798)	(5,439,718)	(561,653,429)	(96,173,924)
Net increase (decrease)	7,471,020	16,739,877	$139,796,652	$306,296,601
Institutional Premium Class
Shares sold	11,122,045	3,037,631	$225,520,792	$54,318,701
Reinvestment of distributions	323,337	188,382	6,434,584	3,276,011
Shares redeemed	(3,117,631)	(1,851,388)	(62,139,796)	(32,421,778)
Net increase (decrease)	8,327,751	1,374,625	$169,815,580	$25,172,934

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Trust and the Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 236 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Fidelity Mid Cap Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,036.00	$.86
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.05%
Actual		$1,000.00	$1,036.70	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,036.70	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,036.70	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Fidelity Small Cap Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,033.10	$.86
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.05%
Actual		$1,000.00	$1,033.70	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,033.20	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,033.30	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Mid Cap Index Fund
Investor Class	06/11/18	06/08/18	$0.07100	$0.074
Premium Class	06/11/18	06/08/18	$0.08241	$0.074
Institutional Class	06/11/18	06/08/18	$0.08337	$0.074
Institutional Premium Class	06/11/18	06/08/18	$0.08384	$0.074
Fidelity Small Cap Index Fund
Investor Class	06/11/18	06/08/18	$0.04400	$0.077
Premium Class	06/11/18	06/08/18	$0.05562	$0.077
Institutional Class	06/11/18	06/08/18	$0.05660	$0.077
Institutional Premium Class	06/11/18	06/08/18	$0.05708	$0.077

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$44,318,101
Fidelity Small Cap Index Fund	$61,949,369

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund
June 2017	78%	68%	68%	66%
December 2017	61%	58%	57%	57%
Fidelity Small Cap Index Fund
June 2017	49%	44%	43%	42%
December 2017	44%	42%	42%	42%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund
June 2017	87%	76%	75%	74%
December 2017	58%	55%	55%	55%
Fidelity Small Cap Index Fund
June 2017	50%	44%	44%	43%
December 2017	46%	44%	44%	44%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

MCX-SCX-ANN-0618
1.929312.106

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Index Fund Annual Report April 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Life of fundA
Fidelity Flex℠ Mid Cap Index Fund	11.19%	11.55%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Mid Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$11,330	Fidelity Flex℠ Mid Cap Index Fund
$11,330	Russell Midcap® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund performed about in line with the 11.17% return of the benchmark Russell Midcap® Index. In a strong market environment, an increasingly narrow slice of growth companies led the way, with many residing in the information technology sector, by far the top-performing group in the index. Within this sector, Nvidia, a maker of computer graphics chips, was a particularly strong performer. Its shares continued to surge, as the company benefited from healthy customer demand and a dominant competitive position in growing markets. NVIDIA was removed from the index in June 2017. Other technology-sector standouts included software provider RedHat and cloud-computing company ServiceNow. Elsewhere, notable contributors included Zoetis, which develops animal-focused medicines; oil refining company Marathon Petroleum; and insurance company Progressive. In contrast, the fund was hampered by biotechnology company Incyte, whose shares plunged in April on a disappointing clinical trial involving one of the company's key experimental cancer drugs. Shares of Newell Brands, a consumer-brands conglomerate, fell on news of weak financial results and plans to reduce production. Other detractors this period included Welltower, an owner of senior-living properties, and electric utility PPL.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Zoetis, Inc. Class A	0.6
Marathon Petroleum Corp.	0.5
Illumina, Inc.	0.5
Progressive Corp.	0.5
Prologis, Inc.	0.5
Analog Devices, Inc.	0.5
SunTrust Banks, Inc.	0.4
Fidelity National Information Services, Inc.	0.4
Ross Stores, Inc.	0.4
Lam Research Corp.	0.4
4.7

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	16.4
Financials	14.8
Consumer Discretionary	14.1
Industrials	13.9
Health Care	9.3
Real Estate	8.9
Energy	6.0
Utilities	5.8
Materials	5.6
Consumer Staples	3.8

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.0%
Adient PLC	732	$44,864
Aptiv PLC	2,074	175,419
BorgWarner, Inc.	1,640	80,262
Delphi Technologies PLC	689	33,354
Gentex Corp.	2,171	49,369
Lear Corp.	517	96,663
The Goodyear Tire & Rubber Co.	1,875	47,081
Visteon Corp. (a)	241	29,990
		557,002
Automobiles - 0.2%
Harley-Davidson, Inc.	1,306	53,716
Thor Industries, Inc.	379	40,227
		93,943
Distributors - 0.4%
Genuine Parts Co.	1,112	98,212
LKQ Corp. (a)	2,375	73,673
Pool Corp.	299	41,504
		213,389
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	447	42,411
Graham Holdings Co.	33	19,901
H&R Block, Inc.	1,586	43,853
Service Corp. International	1,389	50,712
ServiceMaster Global Holdings, Inc. (a)	1,045	52,877
		209,754
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	1,880	70,293
Chipotle Mexican Grill, Inc. (a)	191	80,856
Choice Hotels International, Inc.	260	20,813
Darden Restaurants, Inc.	962	89,331
Domino's Pizza, Inc.	337	81,463
Dunkin' Brands Group, Inc.	704	42,916
Extended Stay America, Inc. unit	1,472	28,822
Hilton Grand Vacations, Inc. (a)	703	30,229
Hilton Worldwide Holdings, Inc.	2,128	167,772
Hyatt Hotels Corp. Class A	354	27,212
International Game Technology PLC	839	23,719
MGM Mirage, Inc.	3,875	121,753
Norwegian Cruise Line Holdings Ltd. (a)	1,547	82,718
Royal Caribbean Cruises Ltd.	1,332	144,109
Six Flags Entertainment Corp.	507	32,063
U.S. Foods Holding Corp. (a)	1,610	55,030
Vail Resorts, Inc.	310	71,086
Wendy's Co.	1,414	23,670
Wyndham Worldwide Corp.	767	87,599
Wynn Resorts Ltd.	619	115,252
Yum China Holdings, Inc.	2,861	122,336
		1,519,042
Household Durables - 1.5%
D.R. Horton, Inc.	2,653	117,103
Garmin Ltd.	941	55,208
Leggett & Platt, Inc.	1,012	41,037
Lennar Corp.:
Class A	1,984	104,934
Class B	115	4,909
Mohawk Industries, Inc. (a)	478	100,323
Newell Brands, Inc.	3,762	103,944
NVR, Inc. (a)	25	77,500
PulteGroup, Inc.	2,029	61,600
Tempur Sealy International, Inc. (a)	362	16,200
Toll Brothers, Inc.	1,123	47,346
Tupperware Brands Corp.	397	17,690
Whirlpool Corp.	534	82,743
		830,537
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	950	109,383
Liberty Expedia Holdings, Inc. (a)	426	17,381
Liberty Interactive Corp. QVC Group Series A (a)	3,441	80,554
TripAdvisor, Inc. (a)	829	31,021
Wayfair LLC Class A (a)	300	18,690
		257,029
Leisure Products - 0.4%
Brunswick Corp.	670	40,120
Hasbro, Inc.	879	77,431
Mattel, Inc.	2,636	39,013
Polaris Industries, Inc.	456	47,798
		204,362
Media - 1.8%
AMC Networks, Inc. Class A (a)	384	19,968
Cable One, Inc.	36	22,864
Cinemark Holdings, Inc.	815	31,924
Discovery Communications, Inc.:
Class A (a)	1,207	28,546
Class C (non-vtg.) (a)	2,240	49,773
GCI Liberty, Inc. (a)	741	33,049
Interpublic Group of Companies, Inc.	2,995	70,652
John Wiley & Sons, Inc. Class A	345	22,753
Liberty Broadband Corp.:
Class A (a)	220	15,506
Class C (a)	781	55,365
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,457	43,011
Liberty Media Class A (a)	190	5,341
Liberty SiriusXM Series A (a)	716	29,907
Liberty SiriusXM Series C (a)	1,352	56,324
Lions Gate Entertainment Corp.:
Class A	385	9,583
Class B	817	18,807
Live Nation Entertainment, Inc. (a)	1,026	40,496
News Corp.:
Class A	2,944	47,045
Class B	961	15,616
Omnicom Group, Inc.	1,798	132,441
Sirius XM Holdings, Inc.	11,017	69,738
Tegna, Inc.	1,676	17,715
The Madison Square Garden Co. (a)	142	34,509
Tribune Media Co. Class A	615	23,241
Viacom, Inc.:
Class A	127	4,515
Class B (non-vtg.)	2,645	79,773
		978,462
Multiline Retail - 1.0%
Dollar General Corp.	2,108	203,485
Dollar Tree, Inc. (a)	1,789	171,547
Kohl's Corp.	1,301	80,818
Macy's, Inc.	2,360	73,325
Nordstrom, Inc.	896	45,302
		574,477
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	553	63,291
AutoNation, Inc. (a)	451	20,832
AutoZone, Inc. (a)	212	132,398
Bed Bath & Beyond, Inc.	1,071	18,700
Best Buy Co., Inc.	1,940	148,468
Burlington Stores, Inc. (a)	521	70,778
CarMax, Inc. (a)	1,394	87,125
Dick's Sporting Goods, Inc.	628	20,781
Floor & Decor Holdings, Inc. Class A	220	12,230
Foot Locker, Inc.	925	39,849
GameStop Corp. Class A	741	10,115
Gap, Inc.	1,820	53,217
L Brands, Inc.	1,861	64,968
Michaels Companies, Inc. (a)	868	16,162
Murphy U.S.A., Inc. (a)	252	15,768
O'Reilly Automotive, Inc. (a)	648	165,933
Penske Automotive Group, Inc.	265	11,952
Ross Stores, Inc.	2,922	236,244
Sally Beauty Holdings, Inc. (a)	988	17,083
Signet Jewelers Ltd.	473	18,390
Tiffany & Co., Inc.	835	85,863
Tractor Supply Co.	976	66,368
Ulta Beauty, Inc. (a)	451	113,160
Urban Outfitters, Inc. (a)	624	25,128
Williams-Sonoma, Inc.	647	30,927
		1,545,730
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	359	36,015
Hanesbrands, Inc.	2,795	51,624
lululemon athletica, Inc. (a)	739	73,752
Michael Kors Holdings Ltd. (a)	1,112	76,083
PVH Corp.	592	94,525
Ralph Lauren Corp.	432	47,455
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,003	28,586
Switch, Inc. Class A	273	3,890
Tapestry, Inc.	2,198	118,186
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,481	26,303
Class C (non-vtg.) (a)	1,390	21,337
VF Corp.	2,523	204,035
		781,791

TOTAL CONSUMER DISCRETIONARY		7,765,518

CONSUMER STAPLES - 3.8%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	421	22,469
Class B (non-vtg.)	1,806	101,208
Dr. Pepper Snapple Group, Inc.	1,391	166,864
Molson Coors Brewing Co. Class B	1,334	95,034
		385,575
Food & Staples Retailing - 0.2%
Casey's General Stores, Inc.	288	27,821
Rite Aid Corp. (a)	8,320	13,894
Sprouts Farmers Market LLC (a)	1,007	25,205
Welbilt, Inc. (a)	1,003	19,217
		86,137
Food Products - 2.2%
Bunge Ltd.	1,086	78,442
Campbell Soup Co.	1,371	55,909
ConAgra Foods, Inc.	2,958	109,653
Flowers Foods, Inc.	1,357	30,682
Hormel Foods Corp.	2,085	75,581
Ingredion, Inc.	552	66,842
Kellogg Co.	1,886	111,085
Lamb Weston Holdings, Inc.	1,132	73,942
McCormick & Co., Inc. (non-vtg.)	939	98,980
Pilgrim's Pride Corp. (a)	395	8,532
Pinnacle Foods, Inc.	916	55,326
Post Holdings, Inc. (a)	492	39,148
Seaboard Corp.	2	8,014
The Hain Celestial Group, Inc. (a)	787	22,925
The Hershey Co.	1,064	97,824
The J.M. Smucker Co.	849	96,854
TreeHouse Foods, Inc. (a)	432	16,632
Tyson Foods, Inc. Class A	2,163	151,626
		1,197,997
Household Products - 0.4%
Church & Dwight Co., Inc.	1,922	88,796
Clorox Co.	1,004	117,669
Energizer Holdings, Inc.	457	26,214
Spectrum Brands Holdings, Inc.	189	13,627
		246,306
Personal Products - 0.3%
Coty, Inc. Class A	3,630	62,981
Edgewell Personal Care Co. (a)	421	18,545
Herbalife Nutrition Ltd. (a)	496	52,442
Nu Skin Enterprises, Inc. Class A	397	28,247
		162,215

TOTAL CONSUMER STAPLES		2,078,230

ENERGY - 6.0%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	3,285	118,621
Helmerich & Payne, Inc.	827	57,518
Nabors Industries Ltd.	2,410	18,340
National Oilwell Varco, Inc.	2,937	113,574
Oceaneering International, Inc.	766	16,270
Patterson-UTI Energy, Inc.	1,599	34,251
RPC, Inc.	432	7,780
Transocean Ltd. (United States) (a)	3,289	40,685
Weatherford International PLC (a)	6,924	20,426
		427,465
Oil, Gas & Consumable Fuels - 5.2%
Andeavor	1,209	167,229
Antero Resources Corp. (a)	1,779	33,801
Apache Corp.	2,955	121,007
Cabot Oil & Gas Corp.	3,582	85,646
Centennial Resource Development, Inc. Class A (a)	1,225	22,663
Cheniere Energy, Inc. (a)	1,578	91,776
Chesapeake Energy Corp. (a)	7,041	20,912
Cimarex Energy Co.	725	72,928
CNX Resources Corp. (a)	1,712	25,440
Concho Resources, Inc. (a)	1,142	179,534
CONSOL Energy, Inc. (a)	210	6,605
Continental Resources, Inc. (a)	668	44,128
Devon Energy Corp.	4,081	148,263
Diamondback Energy, Inc. (a)	759	97,494
Energen Corp. (a)	744	48,687
EQT Corp.	1,882	94,458
Extraction Oil & Gas, Inc. (a)	941	13,287
Gulfport Energy Corp. (a)	1,187	11,039
Hess Corp.	2,201	125,435
HollyFrontier Corp.	1,375	83,449
Kosmos Energy Ltd. (a)	1,802	12,686
Laredo Petroleum, Inc. (a)	1,270	13,970
Marathon Oil Corp.	6,568	119,866
Marathon Petroleum Corp.	3,755	281,287
Murphy Oil Corp.	1,249	37,607
Newfield Exploration Co. (a)	1,525	45,445
Noble Energy, Inc.	3,724	125,983
ONEOK, Inc.	2,993	180,238
Parsley Energy, Inc. Class A (a)	1,818	54,595
PBF Energy, Inc. Class A	841	32,236
QEP Resources, Inc. (a)	1,859	22,643
Range Resources Corp.	1,766	24,459
RSP Permian, Inc. (a)	1,019	50,553
SM Energy Co.	867	20,765
Southwestern Energy Co. (a)	4,588	18,811
Targa Resources Corp.	1,642	77,125
The Williams Companies, Inc.	6,423	165,264
Whiting Petroleum Corp. (a)	695	28,370
World Fuel Services Corp.	520	11,164
WPX Energy, Inc. (a)	3,033	51,834
		2,868,682

TOTAL ENERGY		3,296,147

FINANCIALS - 14.8%
Banks - 4.7%
Associated Banc-Corp.	1,305	34,517
Bank of Hawaii Corp.	331	27,874
Bank of the Ozarks, Inc.	924	43,243
BankUnited, Inc.	799	31,648
BOK Financial Corp.	194	19,532
CIT Group, Inc.	1,018	53,903
Citizens Financial Group, Inc.	3,816	158,326
Comerica, Inc.	1,346	127,305
Commerce Bancshares, Inc.	733	46,560
Cullen/Frost Bankers, Inc.	432	49,442
East West Bancorp, Inc.	1,113	74,148
Fifth Third Bancorp	5,380	178,455
First Hawaiian, Inc.	412	11,351
First Horizon National Corp.	2,280	41,724
First Republic Bank	1,243	115,437
FNB Corp., Pennsylvania	2,481	32,253
Huntington Bancshares, Inc.	8,225	122,635
KeyCorp	8,304	165,416
M&T Bank Corp.	1,095	199,586
PacWest Bancorp	975	49,959
Peoples United Financial, Inc.	2,620	47,920
Pinnacle Financial Partners, Inc.	548	35,099
Popular, Inc.	776	35,921
Prosperity Bancshares, Inc.	510	36,603
Regions Financial Corp.	8,803	164,616
Signature Bank (a)	422	53,657
SunTrust Banks, Inc.	3,648	243,686
SVB Financial Group (a)	405	121,342
Synovus Financial Corp.	906	47,357
TCF Financial Corp.	1,222	30,342
Webster Financial Corp.	703	42,314
Western Alliance Bancorp. (a)	750	44,235
Zions Bancorporation	1,515	82,946
		2,569,352
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	431	71,055
Ameriprise Financial, Inc.	1,144	160,400
BGC Partners, Inc. Class A	1,827	24,409
Cboe Global Markets, Inc.	863	92,151
E*TRADE Financial Corp. (a)	2,065	125,304
Eaton Vance Corp. (non-vtg.)	871	47,374
FactSet Research Systems, Inc.	296	55,977
Federated Investors, Inc. Class B (non-vtg.)	738	19,535
Interactive Brokers Group, Inc.	531	39,400
Invesco Ltd.	3,106	89,981
Lazard Ltd. Class A	899	48,924
Legg Mason, Inc.	653	25,924
LPL Financial	676	40,945
MarketAxess Holdings, Inc.	285	56,610
Moody's Corp.	1,287	208,751
Morningstar, Inc.	148	16,070
MSCI, Inc.	686	102,783
Northern Trust Corp.	1,618	172,722
Raymond James Financial, Inc.	1,006	90,289
SEI Investments Co.	1,028	65,000
T. Rowe Price Group, Inc.	1,823	207,494
TD Ameritrade Holding Corp.	2,295	133,317
The NASDAQ OMX Group, Inc.	882	77,898
		1,972,313
Consumer Finance - 1.1%
Ally Financial, Inc.	3,394	88,583
Credit Acceptance Corp. (a)	87	28,783
Discover Financial Services	2,808	200,070
Navient Corp.	2,015	26,719
OneMain Holdings, Inc. (a)	552	17,029
Santander Consumer U.S.A. Holdings, Inc.	1,155	21,310
SLM Corp. (a)	3,322	38,137
Synchrony Financial	5,982	198,423
		619,054
Diversified Financial Services - 0.2%
Leucadia National Corp.	2,515	60,461
Voya Financial, Inc.	1,392	72,871
		133,332
Insurance - 4.5%
Alleghany Corp.	115	66,087
American Financial Group, Inc.	549	62,158
American National Insurance Co.	55	6,637
Arch Capital Group Ltd. (a)	949	76,043
Arthur J. Gallagher & Co.	1,392	97,426
Aspen Insurance Holdings Ltd.	462	19,612
Assurant, Inc.	402	37,314
Assured Guaranty Ltd.	888	32,226
Athene Holding Ltd. (a)	917	44,933
Axis Capital Holdings Ltd.	631	37,040
Brown & Brown, Inc.	1,802	49,068
Cincinnati Financial Corp.	1,190	83,705
CNA Financial Corp.	201	10,142
Erie Indemnity Co. Class A	195	22,770
Everest Re Group Ltd.	314	73,058
First American Financial Corp.	837	42,779
FNF Group	2,032	74,839
Hanover Insurance Group, Inc.	326	37,441
Hartford Financial Services Group, Inc.	2,743	147,683
Lincoln National Corp.	1,687	119,170
Loews Corp.	2,116	111,005
Markel Corp. (a)	105	118,654
Mercury General Corp.	203	9,283
Old Republic International Corp.	1,867	38,087
Principal Financial Group, Inc.	2,060	121,993
ProAssurance Corp.	410	19,393
Progressive Corp.	4,491	270,762
Reinsurance Group of America, Inc.	496	74,102
RenaissanceRe Holdings Ltd.	302	41,084
Torchmark Corp.	888	77,025
Unum Group	1,721	83,262
Validus Holdings Ltd.	592	40,120
W.R. Berkley Corp.	738	55,025
White Mountains Insurance Group Ltd.	28	24,228
Willis Group Holdings PLC	960	142,570
XL Group Ltd.	1,942	107,956
		2,474,680
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	3,026	57,252
Annaly Capital Management, Inc.	8,951	92,822
Chimera Investment Corp.	1,446	25,291
MFA Financial, Inc.	3,063	23,034
New Residential Investment Corp.	2,542	44,434
Starwood Property Trust, Inc.	1,957	41,019
Two Harbors Investment Corp.	1,372	20,937
		304,789
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	3,701	43,968
TFS Financial Corp.	386	5,755
		49,723

TOTAL FINANCIALS		8,123,243

HEALTH CARE - 9.3%
Biotechnology - 1.1%
ACADIA Pharmaceuticals, Inc. (a)	764	12,079
Agios Pharmaceuticals, Inc. (a)	379	31,802
Alkermes PLC (a)	1,184	52,416
Alnylam Pharmaceuticals, Inc. (a)	675	63,808
BioMarin Pharmaceutical, Inc. (a)	1,348	112,571
Exelixis, Inc. (a)	2,275	47,366
Incyte Corp. (a)	1,341	83,062
Intercept Pharmaceuticals, Inc. (a)	134	9,113
Intrexon Corp. (a)	483	8,781
Ionis Pharmaceuticals, Inc. (a)	947	40,749
Neurocrine Biosciences, Inc. (a)	689	55,864
Opko Health, Inc. (a)	2,477	7,530
Seattle Genetics, Inc. (a)	809	41,413
TESARO, Inc. (a)	288	14,662
United Therapeutics Corp. (a)	330	36,336
		617,552
Health Care Equipment & Supplies - 2.8%
Abiomed, Inc. (a)	316	95,100
Align Technology, Inc. (a)	616	153,908
Dentsply Sirona, Inc.	1,744	87,793
DexCom, Inc. (a)	664	48,592
Edwards Lifesciences Corp. (a)	1,619	206,196
Hill-Rom Holdings, Inc.	504	43,258
Hologic, Inc. (a)	2,131	82,661
IDEXX Laboratories, Inc. (a)	668	129,919
ResMed, Inc.	1,077	101,927
Steris PLC	652	61,627
Teleflex, Inc.	348	93,222
The Cooper Companies, Inc.	374	85,538
Varian Medical Systems, Inc. (a)	711	82,184
West Pharmaceutical Services, Inc.	571	50,368
Zimmer Biomet Holdings, Inc.	1,563	180,011
		1,502,304
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	609	21,668
AmerisourceBergen Corp.	1,226	111,051
Brookdale Senior Living, Inc. (a)	1,372	9,933
Cardinal Health, Inc.	2,450	157,217
Centene Corp. (a)	1,320	143,326
DaVita HealthCare Partners, Inc. (a)	1,132	71,078
Envision Healthcare Corp. (a)	918	34,122
Henry Schein, Inc. (a)	1,213	92,188
Laboratory Corp. of America Holdings (a)	789	134,722
LifePoint Hospitals, Inc. (a)	286	13,699
MEDNAX, Inc. (a)	700	32,137
Patterson Companies, Inc.	643	14,969
Premier, Inc. (a)	433	14,285
Quest Diagnostics, Inc.	1,061	107,373
Universal Health Services, Inc. Class B	665	75,943
Wellcare Health Plans, Inc. (a)	345	70,780
		1,104,491
Health Care Technology - 0.4%
athenahealth, Inc. (a)	307	37,598
Cerner Corp. (a)	2,223	129,490
Veeva Systems, Inc. Class A (a)	857	60,101
		227,189
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	2,504	164,613
Bio-Rad Laboratories, Inc. Class A (a)	161	40,847
Bio-Techne Corp.	288	43,462
Bruker Corp.	787	23,240
Charles River Laboratories International, Inc. (a)	361	37,613
Illumina, Inc. (a)	1,130	272,251
Mettler-Toledo International, Inc. (a)	193	108,066
PerkinElmer, Inc.	850	62,356
QIAGEN NV (a)	1,738	56,850
Quintiles Transnational Holdings, Inc. (a)	1,231	117,881
Waters Corp. (a)	589	110,973
		1,038,152
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	706	10,188
Endo International PLC (a)	1,661	9,518
Mallinckrodt PLC (a)	705	9,165
Mylan NV (a)	4,131	160,118
Perrigo Co. PLC	1,020	79,703
Zoetis, Inc. Class A	3,810	318,038
		586,730

TOTAL HEALTH CARE		5,076,418

INDUSTRIALS - 13.9%
Aerospace & Defense - 2.1%
Arconic, Inc.	3,298	58,737
BWX Technologies, Inc.	727	49,291
Harris Corp.	921	144,063
HEICO Corp.	236	20,733
HEICO Corp. Class A	468	33,766
Hexcel Corp.	696	46,263
Huntington Ingalls Industries, Inc.	345	83,907
L3 Technologies, Inc.	600	117,528
Orbital ATK, Inc.	441	58,380
Rockwell Collins, Inc.	1,254	166,205
Spirit AeroSystems Holdings, Inc. Class A	897	72,092
Teledyne Technologies, Inc. (a)	271	50,701
Textron, Inc.	2,058	127,884
TransDigm Group, Inc.	374	119,893
		1,149,443
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,079	99,300
Expeditors International of Washington, Inc.	1,367	87,297
XPO Logistics, Inc. (a)	915	88,901
		275,498
Airlines - 0.8%
Alaska Air Group, Inc.	934	60,645
American Airlines Group, Inc.	3,354	143,987
Copa Holdings SA Class A	239	28,004
JetBlue Airways Corp. (a)	2,458	47,169
Spirit Airlines, Inc. (a)	530	18,932
United Continental Holdings, Inc. (a)	2,090	141,159
		439,896
Building Products - 0.8%
A.O. Smith Corp.	1,121	68,773
Allegion PLC	740	57,113
Armstrong World Industries, Inc. (a)	345	19,320
Fortune Brands Home & Security, Inc.	1,160	63,440
Lennox International, Inc.	294	56,851
Masco Corp.	2,441	92,441
Owens Corning	862	56,452
USG Corp. (a)	658	26,471
		440,861
Commercial Services & Supplies - 0.9%
Cintas Corp.	674	114,782
Clean Harbors, Inc. (a)	408	18,686
Copart, Inc. (a)	1,535	78,408
KAR Auction Services, Inc.	1,052	54,693
Pitney Bowes, Inc.	1,458	14,901
Republic Services, Inc.	1,746	112,931
Rollins, Inc.	734	35,614
Stericycle, Inc. (a)	636	37,340
		467,355
Construction & Engineering - 0.4%
AECOM (a)	1,244	42,843
Fluor Corp.	1,080	63,666
Jacobs Engineering Group, Inc.	959	55,708
Quanta Services, Inc. (a)	1,142	37,115
Valmont Industries, Inc.	171	24,299
		223,631
Electrical Equipment - 1.1%
Acuity Brands, Inc.	325	38,925
AMETEK, Inc.	1,756	122,569
Fortive Corp.	2,378	167,197
Hubbell, Inc. Class B	424	44,037
Regal Beloit Corp.	342	24,350
Rockwell Automation, Inc.	993	163,378
Sensata Technologies, Inc. PLC (a)	1,313	66,595
		627,051
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	474	51,064
ITT, Inc.	687	33,587
Roper Technologies, Inc.	776	205,011
		289,662
Machinery - 3.7%
AGCO Corp.	511	32,029
Allison Transmission Holdings, Inc.	957	37,313
Colfax Corp. (a)	686	21,273
Crane Co.	383	32,034
Cummins, Inc.	1,216	194,390
Donaldson Co., Inc.	999	44,216
Dover Corp.	1,196	110,869
Flowserve Corp.	1,002	44,499
Gardner Denver Holdings, Inc.	572	18,092
Gates Industrial Corp. PLC (a)	335	5,246
Graco, Inc.	1,296	57,011
IDEX Corp.	589	78,726
Ingersoll-Rand PLC	1,932	162,075
Lincoln Electric Holdings, Inc.	453	37,540
Middleby Corp. (a)	427	53,734
Nordson Corp.	445	57,227
Oshkosh Corp.	581	41,925
PACCAR, Inc.	2,659	169,299
Parker Hannifin Corp.	1,026	168,900
Pentair PLC	1,281	86,186
Snap-On, Inc.	440	63,910
Stanley Black & Decker, Inc.	1,186	167,926
Terex Corp.	605	22,095
Timken Co.	537	22,957
Toro Co.	821	47,938
Trinity Industries, Inc.	1,157	36,874
WABCO Holdings, Inc. (a)	394	50,822
Wabtec Corp.	666	59,147
Xylem, Inc.	1,384	100,894
		2,025,147
Marine - 0.1%
Kirby Corp. (a)	408	34,802
Professional Services - 1.4%
CoStar Group, Inc. (a)	274	100,465
Dun & Bradstreet Corp.	286	32,979
Equifax, Inc.	919	102,974
IHS Markit Ltd. (a)	2,968	145,818
Manpower, Inc.	515	49,296
Nielsen Holdings PLC	2,759	86,771
Robert Half International, Inc.	946	57,470
TransUnion Holding Co., Inc. (a)	1,389	90,160
Verisk Analytics, Inc. (a)	1,174	124,972
		790,905
Road & Rail - 0.6%
AMERCO	39	13,163
Genesee & Wyoming, Inc. Class A (a)	471	33,535
J.B. Hunt Transport Services, Inc.	669	78,561
Kansas City Southern	797	84,984
Landstar System, Inc.	321	32,630
Old Dominion Freight Lines, Inc.	474	63,450
Ryder System, Inc.	405	27,309
		333,632
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	740	30,851
Fastenal Co.	2,234	111,678
HD Supply Holdings, Inc. (a)	1,457	56,400
MSC Industrial Direct Co., Inc. Class A	340	29,390
United Rentals, Inc. (a)	652	97,800
Univar, Inc. (a)	878	24,198
W.W. Grainger, Inc.	394	110,852
Watsco, Inc.	232	38,841
WESCO International, Inc. (a)	367	21,855
		521,865
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	619	23,460

TOTAL INDUSTRIALS		7,643,208

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	416	110,053
Arris International PLC (a)	1,364	36,828
CommScope Holding Co., Inc. (a)	1,467	56,069
EchoStar Holding Corp. Class A (a)	367	19,282
F5 Networks, Inc. (a)	480	78,283
Juniper Networks, Inc.	2,841	69,860
Motorola Solutions, Inc.	1,263	138,715
Palo Alto Networks, Inc. (a)	690	132,832
		641,922
Electronic Equipment & Components - 1.8%
ADT, Inc.	793	7,066
Amphenol Corp. Class A	2,311	193,454
Arrow Electronics, Inc. (a)	682	50,973
Avnet, Inc.	928	36,405
CDW Corp.	1,156	82,411
Cognex Corp.	1,283	59,339
Coherent, Inc. (a)	188	31,625
Dell Technologies, Inc. (a)	1,544	110,813
Dolby Laboratories, Inc. Class A	442	26,440
FLIR Systems, Inc.	1,070	57,299
IPG Photonics Corp. (a)	279	59,435
Jabil, Inc.	1,327	35,298
Keysight Technologies, Inc. (a)	1,450	74,936
National Instruments Corp.	817	33,407
Trimble, Inc. (a)	1,910	66,086
Universal Display Corp.	321	28,264
Zebra Technologies Corp. Class A (a)	405	54,606
		1,007,857
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	1,275	91,354
GoDaddy, Inc. (a)	975	62,946
IAC/InterActiveCorp (a)	539	87,393
LogMeIn, Inc.	404	44,521
Match Group, Inc. (a)	286	13,476
Pandora Media, Inc. (a)	1,797	10,081
Twitter, Inc. (a)	5,257	159,340
VeriSign, Inc. (a)	661	77,615
Zillow Group, Inc.:
Class A (a)	419	20,267
Class C (a)	837	40,586
		607,579
IT Services - 4.4%
Alliance Data Systems Corp.	375	76,144
Amdocs Ltd.	1,097	73,773
Booz Allen Hamilton Holding Corp. Class A	1,111	44,029
Broadridge Financial Solutions, Inc.	907	97,239
Conduent, Inc. (a)	1,461	28,431
CoreLogic, Inc. (a)	633	31,334
DXC Technology Co.	2,192	225,908
Euronet Worldwide, Inc. (a)	387	30,229
Fidelity National Information Services, Inc.	2,547	241,889
First Data Corp. Class A (a)	3,693	66,843
Fiserv, Inc. (a)	3,222	228,311
FleetCor Technologies, Inc. (a)	691	143,230
Gartner, Inc. (a)	677	82,113
Genpact Ltd.	1,164	37,120
Global Payments, Inc.	1,173	132,608
Jack Henry & Associates, Inc.	599	71,569
Leidos Holdings, Inc.	1,100	70,653
Paychex, Inc.	2,485	150,516
Sabre Corp.	1,696	35,005
Square, Inc. (a)	1,874	88,715
Teradata Corp. (a)	930	38,056
The Western Union Co.	3,577	70,646
Total System Services, Inc.	1,402	117,852
WEX, Inc. (a)	305	49,386
Worldpay, Inc. (a)	2,221	180,390
		2,411,989
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	6,524	70,981
Analog Devices, Inc.	2,877	251,306
Cavium, Inc. (a)	514	38,555
Cypress Semiconductor Corp.	2,551	37,194
First Solar, Inc. (a)	630	44,673
KLA-Tencor Corp.	1,216	123,716
Lam Research Corp.	1,263	233,731
Marvell Technology Group Ltd.	3,097	62,126
Maxim Integrated Products, Inc.	2,177	118,647
Microchip Technology, Inc.	1,765	147,660
Microsemi Corp. (a)	905	58,544
ON Semiconductor Corp. (a)	3,215	70,987
Qorvo, Inc. (a)	979	65,985
Skyworks Solutions, Inc.	1,413	122,592
Teradyne, Inc.	1,522	49,541
Versum Materials, Inc.	835	29,375
Xilinx, Inc.	1,974	126,810
		1,652,423
Software - 4.2%
ANSYS, Inc. (a)	661	106,857
Atlassian Corp. PLC (a)	710	39,746
Autodesk, Inc. (a)	1,608	202,447
Black Knight, Inc. (a)	986	47,969
CA Technologies, Inc.	2,436	84,773
Cadence Design Systems, Inc. (a)	2,145	85,929
CDK Global, Inc.	971	63,348
Citrix Systems, Inc. (a)	1,170	120,405
FireEye, Inc. (a)	1,400	25,270
Fortinet, Inc. (a)	1,128	62,446
Guidewire Software, Inc. (a)	588	49,757
Manhattan Associates, Inc. (a)	526	22,650
Nuance Communications, Inc. (a)	2,251	33,135
Parametric Technology Corp. (a)	887	73,044
Red Hat, Inc. (a)	1,372	223,718
ServiceNow, Inc. (a)	1,314	218,308
Splunk, Inc. (a)	1,091	111,991
SS&C Technologies Holdings, Inc.	1,507	74,823
Symantec Corp.	4,788	133,059
Synopsys, Inc. (a)	1,146	97,994
Tableau Software, Inc. (a)	498	42,355
Take-Two Interactive Software, Inc. (a)	862	85,950
Tyler Technologies, Inc. (a)	270	59,108
Ultimate Software Group, Inc. (a)	221	53,022
Workday, Inc. Class A (a)	1,057	131,956
Zynga, Inc. (a)	5,977	20,621
		2,270,681
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	929	28,585
NetApp, Inc.	2,072	137,954
Western Digital Corp.	2,299	181,138
Xerox Corp.	1,781	56,012
		403,689

TOTAL INFORMATION TECHNOLOGY		8,996,140

MATERIALS - 5.6%
Chemicals - 2.0%
Albemarle Corp. U.S.	852	82,610
Ashland Global Holdings, Inc.	479	31,700
Axalta Coating Systems Ltd. (a)	1,656	51,170
Cabot Corp.	469	26,198
Celanese Corp. Class A	1,046	113,669
CF Industries Holdings, Inc.	1,807	70,112
Eastman Chemical Co.	1,108	113,105
FMC Corp.	1,036	82,600
Huntsman Corp.	1,564	46,560
International Flavors & Fragrances, Inc.	614	86,734
NewMarket Corp.	57	21,634
Olin Corp.	1,269	38,311
Platform Specialty Products Corp. (a)	1,722	17,341
RPM International, Inc.	1,006	48,590
The Chemours Co. LLC	1,433	69,372
The Mosaic Co.	2,713	73,115
The Scotts Miracle-Gro Co. Class A	325	27,164
Valvoline, Inc.	1,539	31,211
W.R. Grace & Co.	522	35,726
Westlake Chemical Corp.	273	29,203
		1,096,125
Construction Materials - 0.5%
Eagle Materials, Inc.	360	35,626
Martin Marietta Materials, Inc.	484	94,269
Vulcan Materials Co.	1,024	114,371
		244,266
Containers & Packaging - 1.6%
Aptargroup, Inc.	473	44,226
Ardagh Group SA	137	2,784
Avery Dennison Corp.	682	71,480
Ball Corp.	2,673	107,161
Bemis Co., Inc.	694	30,029
Berry Global Group, Inc. (a)	1,017	55,935
Crown Holdings, Inc. (a)	1,012	50,438
Graphic Packaging Holding Co.	2,373	33,934
International Paper Co.	3,189	164,425
Owens-Illinois, Inc. (a)	1,252	25,453
Packaging Corp. of America	722	83,528
Sealed Air Corp.	1,392	61,039
Silgan Holdings, Inc.	584	16,393
Sonoco Products Co.	751	38,571
WestRock Co.	1,941	114,830
		900,226
Metals & Mining - 1.5%
Alcoa Corp. (a)	1,428	73,114
Freeport-McMoRan, Inc.	10,502	159,735
Newmont Mining Corp.	4,138	162,582
Nucor Corp.	2,471	152,263
Reliance Steel & Aluminum Co.	542	47,653
Royal Gold, Inc.	507	45,022
Southern Copper Corp.	629	33,217
Steel Dynamics, Inc.	1,769	79,269
Tahoe Resources, Inc.	2,394	12,042
United States Steel Corp.	1,354	45,806
		810,703
Paper & Forest Products - 0.0%
Domtar Corp.	488	21,423

TOTAL MATERIALS		3,072,743

REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 8.4%
Alexandria Real Estate Equities, Inc.	779	97,040
American Campus Communities, Inc.	1,048	40,987
American Homes 4 Rent Class A	1,850	37,370
Apartment Investment & Management Co. Class A	1,193	48,436
Apple Hospitality (REIT), Inc.	1,627	29,270
AvalonBay Communities, Inc.	1,070	174,410
Boston Properties, Inc.	1,191	144,599
Brandywine Realty Trust (SBI)	1,343	21,636
Brixmor Property Group, Inc.	2,340	34,843
Camden Property Trust (SBI)	707	60,378
Colony NorthStar, Inc.	4,168	25,466
Columbia Property Trust, Inc.	938	20,036
CoreSite Realty Corp.	262	27,274
Corporate Office Properties Trust (SBI)	778	21,403
Corrections Corp. of America	920	18,547
CubeSmart	1,384	40,745
CyrusOne, Inc.	691	37,031
DCT Industrial Trust, Inc.	716	46,948
DDR Corp.	2,424	17,574
Digital Realty Trust, Inc.	1,586	167,624
Douglas Emmett, Inc.	1,217	45,358
Duke Realty Corp.	2,750	74,525
Empire State Realty Trust, Inc.	981	17,089
EPR Properties	487	26,795
Equity Commonwealth (a)	939	29,100
Equity Lifestyle Properties, Inc.	641	57,152
Essex Property Trust, Inc.	506	121,283
Extra Space Storage, Inc.	940	84,215
Federal Realty Investment Trust (SBI)	566	65,571
Forest City Realty Trust, Inc. Class A	1,937	38,856
Gaming & Leisure Properties	1,556	53,324
General Growth Properties, Inc.	4,785	95,652
HCP, Inc.	3,632	84,844
Healthcare Trust of America, Inc.	1,563	39,059
Highwoods Properties, Inc. (SBI)	785	34,556
Hospitality Properties Trust (SBI)	1,252	31,150
Host Hotels & Resorts, Inc.	5,632	110,162
Hudson Pacific Properties, Inc.	1,204	39,575
Invitation Homes, Inc.	2,270	52,528
Iron Mountain, Inc.	2,178	73,921
JBG SMITH Properties	669	24,666
Kilroy Realty Corp.	751	53,824
Kimco Realty Corp.	3,243	47,056
Lamar Advertising Co. Class A	634	40,392
Liberty Property Trust (SBI)	1,131	47,298
Life Storage, Inc.	352	31,131
Medical Properties Trust, Inc.	2,802	35,810
Mid-America Apartment Communities, Inc.	878	80,302
National Retail Properties, Inc.	1,191	45,306
Omega Healthcare Investors, Inc.	1,496	38,866
Outfront Media, Inc.	1,077	20,194
Paramount Group, Inc.	1,609	23,089
Park Hotels & Resorts, Inc.	1,371	39,457
Piedmont Office Realty Trust, Inc. Class A	1,064	19,067
Prologis, Inc.	4,082	264,963
Rayonier, Inc.	990	36,818
Realty Income Corp.	2,180	110,112
Regency Centers Corp.	1,154	67,913
Retail Properties America, Inc.	1,735	20,022
SBA Communications Corp. Class A (a)	902	144,527
Senior Housing Properties Trust (SBI)	1,814	28,244
SL Green Realty Corp.	701	68,516
Spirit Realty Capital, Inc.	3,514	28,288
Store Capital Corp.	1,319	33,278
Sun Communities, Inc.	595	55,841
Tanger Factory Outlet Centers, Inc.	722	15,848
Taubman Centers, Inc.	457	25,583
The Macerich Co.	1,060	61,077
UDR, Inc.	2,059	74,433
Uniti Group, Inc.	1,286	23,174
Ventas, Inc.	2,741	140,942
VEREIT, Inc.	7,614	51,775
Vornado Realty Trust	1,329	90,412
Weingarten Realty Investors (SBI)	942	25,877
Welltower, Inc.	2,867	153,212
Weyerhaeuser Co.	5,792	213,030
WP Carey, Inc.	806	51,463
		4,618,138
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	2,272	102,944
Howard Hughes Corp. (a)	282	38,155
Jones Lang LaSalle, Inc.	351	59,498
Realogy Holdings Corp.	1,024	25,405
VICI Properties, Inc.	2,090	37,996
		263,998

TOTAL REAL ESTATE		4,882,136

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	7,475	138,886
Zayo Group Holdings, Inc. (a)	1,441	52,308
		191,194
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	751	20,525
U.S. Cellular Corp. (a)	104	4,115
		24,640

TOTAL TELECOMMUNICATION SERVICES		215,834

UTILITIES - 5.8%
Electric Utilities - 2.3%
Alliant Energy Corp.	1,790	76,881
Edison International	2,456	160,917
Entergy Corp.	1,396	113,900
Eversource Energy	2,458	148,095
FirstEnergy Corp.	3,429	117,958
Great Plains Energy, Inc.	1,677	54,888
Hawaiian Electric Industries, Inc.	833	28,897
OGE Energy Corp.	1,532	50,357
Pinnacle West Capital Corp.	866	69,713
PPL Corp.	5,309	154,492
Vistra Energy Corp. (a)	2,520	57,582
Westar Energy, Inc.	1,103	59,761
Xcel Energy, Inc.	3,937	184,409
		1,277,850
Gas Utilities - 0.3%
Atmos Energy Corp.	837	72,727
National Fuel Gas Co.	623	31,991
UGI Corp.	1,341	64,891
		169,609
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	2,316	71,796
The AES Corp.	5,145	62,975
		134,771
Multi-Utilities - 2.6%
Ameren Corp.	1,879	110,147
Avangrid, Inc.	439	23,140
CenterPoint Energy, Inc.	3,339	84,577
CMS Energy Corp.	2,158	101,836
Consolidated Edison, Inc.	2,412	193,274
DTE Energy Co.	1,384	145,874
MDU Resources Group, Inc.	1,493	42,058
NiSource, Inc.	2,618	63,853
Public Service Enterprise Group, Inc.	3,917	204,272
SCANA Corp.	1,013	37,248
Sempra Energy	1,947	217,675
Vectren Corp.	637	44,762
WEC Energy Group, Inc.	2,448	157,357
		1,426,073
Water Utilities - 0.3%
American Water Works Co., Inc.	1,379	119,394
Aqua America, Inc.	1,364	47,945
		167,339

TOTAL UTILITIES		3,175,642

TOTAL COMMON STOCKS
(Cost $54,260,521)		54,325,259

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.74% (b)
(Cost $398,568)	398,489	398,568
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $54,659,089)		54,723,827
NET OTHER ASSETS (LIABILITIES) - 0.3%		163,955
NET ASSETS - 100%		$54,887,782

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	June 2018	$561,630	$(2,503)	$(2,503)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,301
Total	$2,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,765,518	$7,765,518	$--	$--
Consumer Staples	2,078,230	2,078,230	--	--
Energy	3,296,147	3,296,147	--	--
Financials	8,123,243	8,123,243	--	--
Health Care	5,076,418	5,076,418	--	--
Industrials	7,643,208	7,643,208	--	--
Information Technology	8,996,140	8,996,140	--	--
Materials	3,072,743	3,072,743	--	--
Real Estate	4,882,136	4,882,136	--	--
Telecommunication Services	215,834	215,834	--	--
Utilities	3,175,642	3,175,642	--	--
Money Market Funds	398,568	398,568	--	--
Total Investments in Securities:	$54,723,827	$54,723,827	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,503)	$(2,503)	$--	$--
Total Liabilities	$(2,503)	$(2,503)	$--	$--
Total Derivative Instruments:	$(2,503)	$(2,503)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,503)
Total Equity Risk	0	(2,503)
Total Value of Derivatives	$0	$(2,503)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $54,260,521)	$54,325,259
Fidelity Central Funds (cost $398,568)	398,568
Total Investment in Securities (cost $54,659,089)		$54,723,827
Segregated cash with brokers for derivative instruments		15,000
Receivable for fund shares sold		176,601
Dividends receivable		20,730
Distributions receivable from Fidelity Central Funds		638
Total assets		54,936,796
Liabilities
Payable for fund shares redeemed	$44,934
Payable for daily variation margin on futures contracts	4,080
Total liabilities		49,014
Net Assets		$54,887,782
Net Assets consist of:
Paid in capital		$54,796,942
Undistributed net investment income		78,886
Accumulated undistributed net realized gain (loss) on investments		(50,281)
Net unrealized appreciation (depreciation) on investments		62,235
Net Assets, for 4,865,582 shares outstanding		$54,887,782
Net Asset Value, offering price and redemption price per share ($54,887,782 ÷ 4,865,582 shares)		$11.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$108,510
Income from Fidelity Central Funds		2,301
Total income		110,811
Expenses
Independent trustees' fees and expenses	$17
Miscellaneous	12
Total expenses before reductions	29
Expense reductions	(12)	17
Net investment income (loss)		110,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50,448)
Futures contracts	6,027
Total net realized gain (loss)		(44,421)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	59,666
Futures contracts	(2,503)
Total change in net unrealized appreciation (depreciation)		57,163
Net gain (loss)		12,742
Net increase (decrease) in net assets resulting from operations		$123,536

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	For the period March 9, 2017 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,794	$544
Net realized gain (loss)	(44,421)	(31)
Change in net unrealized appreciation (depreciation)	57,163	5,072
Net increase (decrease) in net assets resulting from operations	123,536	5,585
Distributions to shareholders from net investment income	(27,354)	–
Distributions to shareholders from net realized gain	(4,453)	–
Total distributions	(31,807)	–
Share transactions
Proceeds from sales of shares	58,355,014	300,000
Reinvestment of distributions	31,807	–
Cost of shares redeemed	(3,896,353)	–
Net increase (decrease) in net assets resulting from share transactions	54,490,468	300,000
Total increase (decrease) in net assets	54,582,197	305,585
Net Assets
Beginning of period	305,585	–
End of period	$54,887,782	$305,585
Other Information
Undistributed net investment income end of period	$78,886	$544
Shares
Sold	5,178,481	30,000
Issued in reinvestment of distributions	2,825	–
Redeemed	(345,724)	–
Net increase (decrease)	4,835,582	30,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.02
Net realized and unrealized gain (loss)	.98	.17
Total from investment operations	1.14	.19
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Net asset value, end of period	$11.28	$10.19
Total ReturnC,D	11.19%	1.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G,H
Expenses net of fee waivers, if any	- %G	- %G,H
Expenses net of all reductions	- %G	- %G,H
Net investment income (loss)	1.46%	1.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$54,888	$306
Portfolio turnover rateI	25%J	1%K

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,612,051
Gross unrealized depreciation	(1,628,613)
Net unrealized appreciation (depreciation)	$(16,562)
Tax Cost	$54,740,389

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$101,012
Undistributed long-term capital gain	$6,390
Net unrealized appreciation (depreciation) on securities and other investments	$(16,562)

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017(a)
Ordinary Income	$31,171	$–
Long-term Capital Gains	636	–
Total	$31,807	$–

 (a) For the period March 9, 2017 (commencement of operations) to April 30, 2017.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $26,961,997 and $1,686,937, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $29,194,489 in exchange for 2,588,164 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Mid Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2018, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 235 funds. Mr. Chiel oversees 144 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	- %-C	$1,000.00	$1,036.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Mid Cap Index Fund voted to pay on June 11, 2018, to shareholders of record at the opening of business on June 8, 2018, a distribution of $0.006 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.016 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2018, $7,026, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 64% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 67% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

ZMP-ANN-0618
1.9881627.101

Fidelity Flex℠ Funds Fidelity Flex℠ Small Cap Index Fund Annual Report April 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Life of fundA
Fidelity Flex℠ Small Cap Index Fund	11.72%	13.17%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Small Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$11,519	Fidelity Flex℠ Small Cap Index Fund
$11,506	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  The fund gained 11.72% for the year, versus 11.54% for the benchmark Russell 2000® Index. Many of the top-contributing stocks this period came from the health care sector, led by Nektar Therapeutics, whose shares soared on favorable drug-trial results, among other factors. Other big movers within health care included Kite Pharma (which was acquired during the period), Avexis, Bluebird Bio, Sage Therapeutics, Insulet and Sarepta Therapeutics. Not all health care stocks were additive, however, with Prothena shedding much of its value after the company discontinued its leading drug candidate. Other health care detractors included over-the-counter brand owner Prestige Brands Holdings and biopharmaceutical company Medicines. Meanwhile, from the strong-performing tech sector, food-delivery service Grubhub surged amid strong fourth-quarter earnings and a well-received partnership with Yum! Brands, which owns several well-known restaurant chains. Payroll and human resources technology provider Paycom Software and cloud-computing software company Nutanix also notably contributed. Conversely, the fund was hampered by semiconductor manufacturer Cirrus Logic, which saw its stock slump for the year. Shares of MACOM Technology Solutions Holdings also struggled, as the company reported disappointing financial results amid weak demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Nektar Therapeutics	0.6
GrubHub, Inc.	0.4
bluebird bio, Inc.	0.4
Aspen Technology, Inc.	0.3
Sage Therapeutics, Inc.	0.3
Avexis, Inc.	0.3
HealthSouth Corp.	0.3
Exact Sciences Corp.	0.3
EPAM Systems, Inc.	0.3
Curtiss-Wright Corp.	0.3
3.5

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	18.1
Information Technology	17.0
Health Care	16.4
Industrials	14.8
Consumer Discretionary	12.3
Real Estate	6.3
Materials	4.2
Energy	4.0
Utilities	3.3
Consumer Staples	2.3

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	2,371	$36,371
Cooper Tire & Rubber Co.	1,240	30,318
Cooper-Standard Holding, Inc. (a)	414	51,253
Dana Holding Corp.	3,486	82,723
Dorman Products, Inc. (a)	649	41,705
Fox Factory Holding Corp. (a)	843	28,030
Gentherm, Inc. (a)	886	29,947
Hertz Global Holdings, Inc. (a)	1,316	28,820
Horizon Global Corp. (a)	579	4,325
LCI Industries	583	55,560
Modine Manufacturing Co. (a)	1,194	20,537
Motorcar Parts of America, Inc. (a)	444	8,454
Shiloh Industries, Inc. (a)	337	2,800
Standard Motor Products, Inc.	512	23,219
Stoneridge, Inc. (a)	642	16,904
Superior Industries International, Inc.	574	7,548
Tenneco, Inc.	1,225	54,745
Tower International, Inc.	485	14,308
VOXX International Corp. (a)	467	2,335
		539,902
Automobiles - 0.1%
REV Group, Inc.	738	13,321
Winnebago Industries, Inc.	760	28,804
		42,125
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,087	22,403
Weyco Group, Inc.	144	5,285
		27,688
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	1,446	68,830
American Public Education, Inc. (a)	384	15,475
Ascent Capital Group, Inc. (a)	276	955
Bridgepoint Education, Inc. (a)	611	3,568
Cambium Learning Group, Inc. (a)	322	3,265
Capella Education Co.	275	25,231
Career Education Corp. (a)	1,617	20,972
Carriage Services, Inc.	369	9,605
Chegg, Inc. (a)	2,333	54,149
Collectors Universe, Inc.	176	2,758
Grand Canyon Education, Inc. (a)	1,119	116,365
Houghton Mifflin Harcourt Co. (a)	2,472	16,810
K12, Inc. (a)	920	14,076
Laureate Education, Inc. Class A (a)	1,318	18,610
Liberty Tax, Inc.	159	1,638
Regis Corp. (a)	868	13,558
Sotheby's Class A (Ltd. vtg.) (a)	917	48,418
Strayer Education, Inc.	257	27,003
Weight Watchers International, Inc. (a)	672	47,074
		508,360
Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd. Class A (a)	2,137	22,866
Biglari Holdings, Inc. (a)	24	8,214
BJ's Restaurants, Inc.	478	26,696
Bloomin' Brands, Inc.	2,176	51,484
Bluegreen Vacations Corp.	176	4,096
Bojangles', Inc. (a)	409	6,033
Boyd Gaming Corp.	1,995	66,254
Brinker International, Inc.	1,111	48,428
Caesars Entertainment Corp. (a)	3,273	37,149
Carrols Restaurant Group, Inc. (a)	804	8,281
Century Casinos, Inc. (a)	591	4,539
Churchill Downs, Inc.	323	88,696
Chuy's Holdings, Inc. (a)	410	11,726
Cracker Barrel Old Country Store, Inc.	461	75,876
Dave & Buster's Entertainment, Inc. (a)	981	41,683
Del Frisco's Restaurant Group, Inc. (a)	493	7,839
Del Taco Restaurants, Inc. (a)	769	8,582
Denny's Corp. (a)	1,528	26,755
DineEquity, Inc.	415	32,926
Drive Shack, Inc. (a)	1,449	7,868
El Pollo Loco Holdings, Inc. (a)	474	4,740
Eldorado Resorts, Inc. (a)	1,126	45,603
Empire Resorts, Inc. (a)	79	1,505
Fiesta Restaurant Group, Inc. (a)	635	13,335
Golden Entertainment, Inc. (a)	432	11,556
Habit Restaurants, Inc. Class A (a)	470	4,747
ILG, Inc.	2,552	87,100
Inspired Entertainment, Inc. (a)	232	1,160
International Speedway Corp. Class A	583	23,961
J. Alexanders Holdings, Inc. (a)	300	3,585
Jack in the Box, Inc.	707	63,418
La Quinta Holdings, Inc. (a)	1,951	38,123
Lindblad Expeditions Holdings (a)	467	5,114
Marcus Corp.	465	13,857
Marriott Vacations Worldwide Corp.	514	63,022
Monarch Casino & Resort, Inc. (a)	271	11,561
Nathan's Famous, Inc.	66	5,409
Noodles & Co. (a)	273	1,979
Papa John's International, Inc.	625	38,750
Penn National Gaming, Inc. (a)	2,035	61,681
Pinnacle Entertainment, Inc. (a)	1,268	40,728
Planet Fitness, Inc. (a)	2,077	83,682
PlayAGS, Inc. (a)	242	5,472
Potbelly Corp. (a)	533	6,369
RCI Hospitality Holdings, Inc.	212	5,764
Red Lion Hotels Corp. (a)	386	3,802
Red Robin Gourmet Burgers, Inc. (a)	307	19,141
Red Rock Resorts, Inc.	1,660	50,115
Ruth's Hospitality Group, Inc.	700	18,795
Scientific Games Corp. Class A (a)	1,279	68,171
SeaWorld Entertainment, Inc. (a)	1,653	24,944
Shake Shack, Inc. Class A (a)	539	25,662
Sonic Corp.	885	22,930
Speedway Motorsports, Inc.	271	4,783
Texas Roadhouse, Inc. Class A	1,606	102,912
The Cheesecake Factory, Inc.	1,030	53,509
Wingstop, Inc.	700	34,202
Zoe's Kitchen, Inc. (a)	445	6,564
		1,663,742
Household Durables - 1.4%
AV Homes, Inc. (a)	284	4,729
Bassett Furniture Industries, Inc.	237	6,885
Beazer Homes U.S.A., Inc. (a)	765	11,230
Cavco Industries, Inc. (a)	204	34,751
Century Communities, Inc. (a)	501	15,406
CSS Industries, Inc.	208	3,548
Ethan Allen Interiors, Inc.	610	13,451
Flexsteel Industries, Inc.	177	6,489
GoPro, Inc. Class A (a)	2,642	13,369
Green Brick Partners, Inc. (a)	554	5,595
Hamilton Beach Brands Holding Co. Class A	67	1,491
Helen of Troy Ltd. (a)	655	58,393
Hooker Furniture Corp.	284	10,721
Hovnanian Enterprises, Inc. Class A (a)	2,879	5,787
Installed Building Products, Inc. (a)	521	30,062
iRobot Corp. (a)	647	37,759
KB Home	2,040	54,162
La-Z-Boy, Inc.	1,128	32,486
LGI Homes, Inc. (a)	416	28,787
Libbey, Inc.	511	2,923
Lifetime Brands, Inc.	231	2,749
M.D.C. Holdings, Inc.	1,085	31,476
M/I Homes, Inc. (a)	631	19,233
Meritage Homes Corp. (a)	915	40,718
New Home Co. LLC (a)	288	2,874
PICO Holdings, Inc.	518	6,242
Taylor Morrison Home Corp. (a)	2,671	63,463
TopBuild Corp. (a)	852	67,904
TRI Pointe Homes, Inc. (a)	3,604	61,664
Universal Electronics, Inc. (a)	339	15,696
William Lyon Homes, Inc. (a)	764	20,521
Zagg, Inc. (a)	634	7,101
		717,665
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	621	7,887
Duluth Holdings, Inc. (a)	224	3,886
FTD Companies, Inc. (a)	393	2,531
Gaia, Inc. Class A (a)	204	3,091
Groupon, Inc. (a)	8,173	37,923
Lands' End, Inc. (a)	310	5,999
Liberty TripAdvisor Holdings, Inc. (a)	1,731	15,925
NutriSystem, Inc.	706	20,474
Overstock.com, Inc. (a)	405	15,431
PetMed Express, Inc.	477	15,960
Shutterfly, Inc. (a)	782	63,279
		192,386
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	1,304	14,344
Callaway Golf Co.	2,254	38,904
Clarus Corp. (a)	479	3,425
Escalade, Inc.	247	3,273
Johnson Outdoors, Inc. Class A	113	7,318
Malibu Boats, Inc. Class A (a)	491	16,547
Marine Products Corp.	182	2,761
MCBC Holdings, Inc. (a)	452	10,848
Nautilus, Inc. (a)	746	10,854
Sturm, Ruger & Co., Inc.	402	22,211
Vista Outdoor, Inc. (a)	1,357	22,730
		153,215
Media - 1.2%
AMC Entertainment Holdings, Inc. Class A	1,265	22,074
Beasley Broadcast Group, Inc. Class A	117	1,328
Central European Media Enterprises Ltd. Class A (a)	1,921	8,164
Clear Channel Outdoor Holding, Inc. Class A	858	4,118
Daily Journal Corp. (a)	26	5,890
E.W. Scripps Co. Class A	1,416	15,760
Entercom Communications Corp. Class A	3,057	31,029
Entravision Communication Corp. Class A	1,544	7,180
Eros International PLC (a)	716	7,661
Fluent, Inc. (a)	517	1,422
Gannett Co., Inc.	2,718	26,283
Global Eagle Entertainment, Inc. (a)	1,175	1,375
Gray Television, Inc. (a)	1,909	21,572
Hemisphere Media Group, Inc. (a)	337	3,673
IMAX Corp. (a)	1,352	31,366
Liberty Media Corp.:
Liberty Braves Class A (a)	216	4,746
Liberty Braves Class C (a)	846	18,646
Loral Space & Communications Ltd. (a)	318	12,354
MDC Partners, Inc. Class A (a)	1,395	10,532
Meredith Corp.	952	49,314
MSG Network, Inc. Class A (a)	1,448	29,684
National CineMedia, Inc.	1,442	8,248
New Media Investment Group, Inc.	1,217	20,178
Nexstar Broadcasting Group, Inc. Class A	1,053	65,549
Reading International, Inc. Class A (a)	387	5,933
Saga Communications, Inc. Class A	88	3,265
Salem Communications Corp. Class A	323	1,017
Scholastic Corp.	685	28,359
Sinclair Broadcast Group, Inc. Class A	1,715	48,620
The New York Times Co. Class A	3,015	70,702
Townsquare Media, Inc.	204	1,554
tronc, Inc. (a)	467	8,574
World Wrestling Entertainment, Inc. Class A	1,015	40,387
		616,557
Multiline Retail - 0.3%
Big Lots, Inc.	1,026	43,554
Dillard's, Inc. Class A	328	24,452
Fred's, Inc. Class A	837	2,005
JC Penney Corp., Inc. (a)	7,360	21,418
Ollie's Bargain Outlet Holdings, Inc. (a)	1,146	71,281
Sears Holdings Corp. (a)	318	951
		163,661
Specialty Retail - 2.2%
Aaron's, Inc. Class A	1,525	63,699
Abercrombie & Fitch Co. Class A	1,644	42,119
America's Car Mart, Inc. (a)	161	8,581
American Eagle Outfitters, Inc.	3,901	80,673
Armstrong Flooring, Inc. (a)	505	6,237
Asbury Automotive Group, Inc. (a)	442	29,636
Ascena Retail Group, Inc. (a)	4,023	8,931
Barnes & Noble Education, Inc. (a)	900	6,471
Barnes & Noble, Inc.	1,387	7,698
Big 5 Sporting Goods Corp.	474	3,982
Boot Barn Holdings, Inc. (a)	458	8,963
Build-A-Bear Workshop, Inc. (a)	317	2,885
Caleres, Inc.	1,002	32,795
Camping World Holdings, Inc.	756	21,644
Cars.com, Inc.	1,730	49,270
Chico's FAS, Inc.	3,069	30,475
Citi Trends, Inc.	327	10,016
Conn's, Inc. (a)	456	11,628
DSW, Inc. Class A	1,587	35,390
Express, Inc. (a)	1,875	14,700
Finish Line, Inc. Class A	965	13,095
Five Below, Inc. (a)	1,291	91,158
Francesca's Holdings Corp. (a)	848	4,198
Genesco, Inc. (a)	464	19,836
GNC Holdings, Inc. Class A (a)	1,581	5,613
Group 1 Automotive, Inc.	480	31,368
Guess?, Inc.	1,445	33,654
Haverty Furniture Companies, Inc.	438	7,950
Hibbett Sports, Inc. (a)	467	12,702
Hudson Ltd. (a)	965	14,311
Kirkland's, Inc. (a)	357	3,781
Lithia Motors, Inc. Class A (sub. vtg.)	567	54,353
Lumber Liquidators Holdings, Inc. (a)	683	16,440
MarineMax, Inc. (a)	494	10,670
Monro, Inc.	767	42,914
Office Depot, Inc.	12,191	27,917
Party City Holdco, Inc. (a)	853	13,435
Pier 1 Imports, Inc.	1,865	4,159
Rent-A-Center, Inc.	1,051	10,626
RH (a)	483	46,102
Shoe Carnival, Inc.	268	6,531
Sleep Number Corp. (a)	949	26,895
Sonic Automotive, Inc. Class A (sub. vtg.)	625	12,375
Sportsman's Warehouse Holdings, Inc. (a)	843	4,207
Tailored Brands, Inc.	1,185	37,387
The Buckle, Inc.	703	16,204
The Cato Corp. Class A (sub. vtg.)	531	8,608
The Children's Place Retail Stores, Inc.	412	52,551
The Container Store Group, Inc. (a)	373	2,324
Tile Shop Holdings, Inc.	937	6,418
Tilly's, Inc.	306	3,430
Vitamin Shoppe, Inc. (a)	497	2,460
Winmark Corp.	50	6,515
Zumiez, Inc. (a)	452	10,577
		1,136,557
Textiles, Apparel & Luxury Goods - 0.9%
Cadence Bancorp	691	20,198
Columbia Sportswear Co.	701	58,190
Crocs, Inc. (a)	1,678	26,512
Culp, Inc.	255	7,535
Deckers Outdoor Corp. (a)	759	70,784
Delta Apparel, Inc. (a)	154	2,786
Emerald Expositions Events, Inc.	422	8,132
Fossil Group, Inc. (a)	1,058	15,817
G-III Apparel Group Ltd. (a)	1,043	38,059
Iconix Brand Group, Inc. (a)	1,166	945
J.Jill, Inc. (a)	334	1,707
Movado Group, Inc.	372	14,675
Newmark Group, Inc.	543	8,199
Oxford Industries, Inc.	392	30,200
Perry Ellis International, Inc. (a)	299	7,759
PetIQ, Inc. Class A	182	4,068
Sequential Brands Group, Inc. (a)	925	1,785
Steven Madden Ltd.	1,423	68,660
Superior Uniform Group, Inc.	199	5,337
TPG RE Finance Trust, Inc.	498	9,855
Unifi, Inc. (a)	369	10,926
Vera Bradley, Inc. (a)	458	5,212
Wolverine World Wide, Inc.	2,244	67,230
		484,571

TOTAL CONSUMER DISCRETIONARY		6,246,429

CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	200	44,830
Castle Brands, Inc. (a)	2,086	2,608
Coca-Cola Bottling Co. Consolidated	114	19,196
Craft Brew Alliance, Inc. (a)	296	5,713
MGP Ingredients, Inc.	311	29,791
National Beverage Corp.	283	25,006
Primo Water Corp. (a)	590	7,694
		134,838
Food & Staples Retailing - 0.5%
Andersons, Inc.	646	21,092
Chefs' Warehouse Holdings (a)	515	12,489
Ingles Markets, Inc. Class A	347	11,885
Natural Grocers by Vitamin Cottage, Inc. (a)	210	1,502
Performance Food Group Co. (a)	2,443	79,275
PriceSmart, Inc.	531	46,516
Smart & Final Stores, Inc. (a)	526	2,683
SpartanNash Co.	897	16,307
SUPERVALU, Inc. (a)	929	16,267
United Natural Foods, Inc. (a)	1,219	54,879
Village Super Market, Inc. Class A	186	5,059
Weis Markets, Inc.	239	10,999
		278,953
Food Products - 0.9%
Alico, Inc.	72	2,326
B&G Foods, Inc. Class A	1,583	36,013
Cal-Maine Foods, Inc. (a)	690	33,603
Calavo Growers, Inc.	385	36,075
Darling International, Inc. (a)	3,941	67,549
Dean Foods Co.	2,168	18,666
Farmer Brothers Co. (a)	202	5,727
Fresh Del Monte Produce, Inc.	778	38,239
Freshpet, Inc. (a)	603	11,939
Hostess Brands, Inc. Class A (a)	1,925	27,046
J&J Snack Foods Corp.	362	49,742
John B. Sanfilippo & Son, Inc.	213	12,118
Lancaster Colony Corp.	446	56,013
Landec Corp. (a)	626	8,326
Lifeway Foods, Inc. (a)	147	781
Limoneira Co.	282	6,565
Sanderson Farms, Inc.	483	53,690
Seneca Foods Corp. Class A (a)	162	4,463
Tootsie Roll Industries, Inc.	418	11,934
		480,815
Household Products - 0.2%
Central Garden & Pet Co. (a)	253	9,485
Central Garden & Pet Co. Class A (non-vtg.) (a)	850	30,175
Funko, Inc. (a)	245	2,154
HRG Group, Inc. (a)	2,858	32,124
Oil-Dri Corp. of America	117	4,535
Orchids Paper Products Co.	212	1,295
WD-40 Co.	331	43,659
		123,427
Personal Products - 0.2%
elf Beauty, Inc. (a)	489	8,885
Inter Parfums, Inc.	411	21,043
MediFast, Inc.	255	25,597
Natural Health Trends Corp.	171	3,174
Nature's Sunshine Products, Inc.	250	2,313
Revlon, Inc. (a)	275	6,270
USANA Health Sciences, Inc. (a)	272	28,710
		95,992
Tobacco - 0.2%
Turning Point Brands, Inc.	120	2,546
Universal Corp.	593	27,901
Vector Group Ltd.	2,336	45,552
		75,999

TOTAL CONSUMER STAPLES		1,190,024

ENERGY - 4.0%
Energy Equipment & Services - 1.5%
Archrock, Inc.	3,206	34,625
Basic Energy Services, Inc. (a)	406	6,569
Bristow Group, Inc.	787	12,631
C&J Energy Services, Inc. (a)	1,215	36,280
Carbo Ceramics, Inc. (a)	535	4,729
Diamond Offshore Drilling, Inc. (a)	1,561	28,707
Dril-Quip, Inc. (a)	904	37,471
Ensco PLC Class A	10,288	58,127
Era Group, Inc. (a)	459	4,842
Exterran Corp. (a)	765	22,407
Fairmount Santrol Holidings, Inc. (a)	3,696	20,328
Forum Energy Technologies, Inc. (a)	1,913	24,104
Frank's International NV	1,161	8,115
FTS International, Inc. (a)	550	10,984
Geospace Technologies Corp. (a)	305	3,215
Gulf Island Fabrication, Inc.	318	3,180
Helix Energy Solutions Group, Inc. (a)	3,343	25,808
Independence Contract Drilling, Inc. (a)	798	3,663
Key Energy Services, Inc. (a)	240	3,847
Liberty Oilfield Services, Inc. Class A (a)	345	6,879
Mammoth Energy Services, Inc. (a)	188	6,106
Matrix Service Co. (a)	646	9,948
McDermott International, Inc. (a)	6,815	44,979
Natural Gas Services Group, Inc. (a)	289	6,965
NCS Multistage Holdings, Inc.	247	4,500
Newpark Resources, Inc. (a)	2,009	21,095
Noble Corp. (a)	5,909	27,595
Oil States International, Inc. (a)	1,214	43,643
Parker Drilling Co. (a)	3,127	1,971
PHI, Inc. (non-vtg.) (a)	272	3,408
Pioneer Energy Services Corp. (a)	1,775	6,124
Quintana Energy Services, Inc. (a)	142	1,099
Ranger Energy Services, Inc. Class A	151	1,246
RigNet, Inc. (a)	311	4,696
Rowan Companies PLC (a)	2,811	40,591
SEACOR Holdings, Inc.	399	21,881
SEACOR Marine Holdings, Inc.	379	8,979
Smart Sand, Inc. (a)	509	3,726
Solaris Oilfield Infrastructure, Inc. Class A	431	8,103
Superior Energy Services, Inc. (a)	3,687	39,562
TETRA Technologies, Inc. (a)	2,812	11,051
U.S. Silica Holdings, Inc.	1,965	59,166
Unit Corp. (a)	1,253	28,418
		761,363
Oil, Gas & Consumable Fuels - 2.5%
Abraxas Petroleum Corp. (a)	3,785	10,825
Adams Resources & Energy, Inc.	50	2,290
Approach Resources, Inc. (a)	1,002	2,786
Arch Coal, Inc.	462	37,343
Ardmore Shipping Corp. (a)	752	6,016
Bonanza Creek Energy, Inc.	494	14,983
California Resources Corp. (a)	1,029	26,188
Callon Petroleum Co. (a)	4,853	67,505
Carrizo Oil & Gas, Inc. (a)	1,864	37,410
Clean Energy Fuels Corp. (a)	3,180	5,120
Cloud Peak Energy, Inc. (a)	1,723	5,496
Contango Oil & Gas Co. (a)	550	2,052
CVR Energy, Inc.	382	13,179
Delek U.S. Holdings, Inc.	1,921	90,998
Denbury Resources, Inc. (a)	9,578	31,512
DHT Holdings, Inc.	1,991	7,227
Dorian Lpg Ltd. (a)	523	3,760
Earthstone Energy, Inc. (a)	429	4,389
Eclipse Resources Corp. (a)	2,035	2,707
Energy XXI Gulf Coast, Inc. (a)	689	3,982
EP Energy Corp. (a)	895	1,647
Evolution Petroleum Corp.	590	5,487
Frontline Ltd. (NY Shares)	1,794	7,768
GasLog Ltd.	978	16,479
Gastar Exploration, Inc. (a)	4,202	2,857
Gener8 Maritime, Inc. (a)	1,100	6,336
Golar LNG Ltd.	2,313	74,363
Green Plains, Inc.	930	17,298
Halcon Resources Corp. (a)	3,285	17,640
Hallador Energy Co.	377	2,466
Highpoint Resources, Inc. (a)	2,407	16,632
International Seaways, Inc. (a)	722	14,534
Isramco, Inc. (a)	17	1,796
Jagged Peak Energy, Inc. (a)	1,371	19,646
Jones Energy, Inc.	1,514	998
Lilis Energy, Inc. (a)	997	4,118
Matador Resources Co. (a)	2,341	76,644
Midstates Petroleum Co., Inc. (a)	261	3,651
NACCO Industries, Inc. Class A	95	3,501
Navios Maritime Acquisition Corp.	1,919	1,488
Nine Energy Service, Inc. (a)	190	5,803
Nordic American Tanker Shipping Ltd.	3,245	6,101
Oasis Petroleum, Inc. (a)	6,424	70,857
Overseas Shipholding Group, Inc. (a)	1,055	3,935
Pacific Ethanol, Inc. (a)	1,005	3,518
Panhandle Royalty Co. Class A	366	7,119
Par Pacific Holdings, Inc. (a)	780	13,159
PDC Energy, Inc. (a)	1,591	85,182
Peabody Energy Corp.	1,600	58,960
Penn Virginia Corp. (a)	349	16,201
Ramaco Resources, Inc. (a)	164	1,120
Renewable Energy Group, Inc. (a)	928	11,971
Resolute Energy Corp. (a)	518	17,296
Rex American Resources Corp. (a)	136	10,170
Ring Energy, Inc. (a)	1,194	19,964
Sanchez Energy Corp. (a)	1,690	5,188
SandRidge Energy, Inc. (a)	858	12,475
Scorpio Tankers, Inc.	6,545	17,410
SemGroup Corp. Class A	1,607	40,416
Ship Finance International Ltd. (NY Shares)	1,431	20,392
SilverBow Resources, Inc. (a)	162	4,965
Src Energy, Inc. (a)	5,813	64,176
Stone Energy Corp. (a)	466	16,590
Teekay Corp.	1,530	13,495
Teekay Tankers Ltd.	4,740	5,451
Tellurian, Inc. (a)	1,489	14,175
Ultra Petroleum Corp.	4,737	11,464
Uranium Energy Corp. (a)	3,181	4,803
W&T Offshore, Inc. (a)	2,275	13,878
Warrior Metropolitan Coal, Inc.	789	18,344
WildHorse Resource Development Corp. (a)	1,176	30,752
		1,296,447

TOTAL ENERGY		2,057,810

FINANCIALS - 18.1%
Banks - 10.4%
1st Source Corp.	393	20,436
Access National Corp.	346	9,622
ACNB Corp.	161	4,830
Allegiance Bancshares, Inc. (a)	288	11,650
American National Bankshares, Inc.	190	7,306
Ameris Bancorp	873	45,134
Ames National Corp.	200	5,530
Arrow Financial Corp.	276	9,770
Atlantic Capital Bancshares, Inc. (a)	522	10,075
Banc of California, Inc.	1,036	19,891
BancFirst Corp.	407	23,260
Banco Latinoamericano de Comercio Exterior SA Series E	723	19,586
Bancorp, Inc., Delaware (a)	1,190	12,317
BancorpSouth Bank	2,034	67,224
Bank of Commerce Holdings	361	4,025
Bank of Marin Bancorp	169	12,261
Bankwell Financial Group, Inc.	140	4,421
Banner Corp.	771	44,255
Bar Harbor Bankshares	385	11,250
BCB Bancorp, Inc.	294	4,557
Berkshire Hills Bancorp, Inc.	962	36,508
Blue Hills Bancorp, Inc.	600	12,195
Boston Private Financial Holdings, Inc.	2,007	32,212
Bridge Bancorp, Inc.	467	15,364
Brookline Bancorp, Inc., Delaware	1,792	29,747
Bryn Mawr Bank Corp.	463	20,650
Byline Bancorp, Inc.	391	8,309
C & F Financial Corp.	76	4,400
Camden National Corp.	381	16,882
Capital City Bank Group, Inc.	258	5,774
Capstar Financial Holdings, Inc. (a)	207	3,952
Carolina Financial Corp.	455	17,841
Cathay General Bancorp	1,819	72,778
CBTX, Inc.	65	1,885
Centerstate Banks of Florida, Inc.	1,437	41,644
Central Pacific Financial Corp.	711	20,676
Central Valley Community Bancorp	231	4,759
Century Bancorp, Inc. Class A (non-vtg.)	68	5,440
Chemical Financial Corp.	1,697	93,148
Chemung Financial Corp.	74	3,493
Citizens & Northern Corp.	274	6,617
City Holding Co.	367	26,270
Civista Bancshares, Inc.	231	5,299
CNB Financial Corp., Pennsylvania	344	9,756
CoBiz, Inc.	944	19,022
Codorus Valley Bancorp, Inc.	199	5,813
Columbia Banking Systems, Inc.	1,726	69,402
Community Bank System, Inc.	1,174	66,038
Community Bankers Trust Corp. (a)	500	4,350
Community Financial Corp.	92	3,316
Community Trust Bancorp, Inc.	380	18,240
ConnectOne Bancorp, Inc.	725	19,140
County Bancorp, Inc.	109	3,069
Customers Bancorp, Inc. (a)	691	19,915
CVB Financial Corp.	2,496	55,286
DNB Financial Corp.	72	2,509
Eagle Bancorp, Inc. (a)	763	44,788
Enterprise Bancorp, Inc.	220	7,960
Enterprise Financial Services Corp.	529	26,900
Equity Bancshares, Inc. (a)	264	10,066
Evans Bancorp, Inc.	108	4,892
Farmers & Merchants Bancorp, Inc.	207	9,131
Farmers Capital Bank Corp.	171	8,576
Farmers National Banc Corp.	598	8,821
FCB Financial Holdings, Inc. Class A (a)	880	50,864
Fidelity Southern Corp.	553	12,570
Financial Institutions, Inc.	379	11,787
First Bancorp, North Carolina	676	25,789
First Bancorp, Puerto Rico (a)	4,623	33,378
First Bancshares, Inc.	242	7,829
First Busey Corp.	986	29,235
First Business Finance Services, Inc.	192	4,990
First Citizen Bancshares, Inc.	177	76,515
First Commonwealth Financial Corp.	2,306	34,913
First Community Bancshares, Inc.	424	13,157
First Connecticut Bancorp, Inc.	329	7,929
First Financial Bancorp, Ohio	2,302	71,247
First Financial Bankshares, Inc.	1,521	75,366
First Financial Corp., Indiana	247	10,559
First Financial Northwest, Inc.	188	3,177
First Foundation, Inc. (a)	736	13,167
First Guaranty Bancshares, Inc.	105	2,724
First Internet Bancorp	186	6,361
First Interstate Bancsystem, Inc.	614	24,867
First Merchants Corp.	989	42,606
First Mid-Illinois Bancshares, Inc.	237	8,710
First Midwest Bancorp, Inc., Delaware	2,454	59,657
First Northwest Bancorp (a)	230	3,696
First of Long Island Corp.	607	16,086
Flushing Financial Corp.	685	17,748
FNB Bancorp California	126	4,564
Franklin Financial Network, Inc. (a)	278	9,369
Fulton Financial Corp.	4,090	69,121
German American Bancorp, Inc.	521	17,584
Glacier Bancorp, Inc.	1,876	69,468
Great Southern Bancorp, Inc.	278	14,692
Great Western Bancorp, Inc.	1,409	57,966
Green Bancorp, Inc.	590	13,305
Guaranty Bancorp	598	17,043
Guaranty Bancshares, Inc. Texas	184	6,033
Hancock Holding Co.	2,017	98,530
Hanmi Financial Corp.	759	20,948
HarborOne Bancorp, Inc. (a)	308	5,418
Heartland Financial U.S.A., Inc.	590	31,654
Heritage Commerce Corp.	906	14,940
Heritage Financial Corp., Washington	703	20,879
Hilltop Holdings, Inc.	1,767	39,616
Home Bancshares, Inc.	3,782	87,894
HomeTrust Bancshares, Inc. (a)	422	11,014
Hope Bancorp, Inc.	3,126	54,049
Horizon Bancorp Industries	572	16,451
Howard Bancorp, Inc. (a)	205	3,895
IBERIABANK Corp.	1,208	90,540
Independent Bank Corp.	512	12,237
Independent Bank Corp., Massachusetts	656	47,429
Independent Bank Group, Inc.	473	33,772
International Bancshares Corp.	1,322	52,616
Investar Holding Corp.	190	4,836
Investors Bancorp, Inc.	6,062	81,049
Lakeland Bancorp, Inc.	1,103	21,509
Lakeland Financial Corp.	583	27,704
LCNB Corp.	206	3,852
LegacyTexas Financial Group, Inc.	1,138	46,738
Live Oak Bancshares, Inc.	558	15,764
Luther Burbank Corp.	328	4,087
Macatawa Bank Corp.	606	6,472
MB Financial, Inc.	1,939	82,640
MBT Financial Corp.	415	4,223
Mercantile Bank Corp.	414	14,614
Merchants Bancorp/IN	169	3,613
Metropolitan Bank Holding Corp. (a)	84	3,976
Middlefield Banc Corp.	61	3,129
Midland States Bancorp, Inc.	384	12,096
Midsouth Bancorp, Inc.	339	4,729
MidWestOne Financial Group, Inc.	260	8,390
MutualFirst Financial, Inc.	143	5,255
National Bank Holdings Corp.	595	20,932
National Bankshares, Inc.	158	7,244
National Commerce Corp. (a)	300	12,990
NBT Bancorp, Inc.	1,029	37,600
Nicolet Bankshares, Inc. (a)	221	12,281
Northeast Bancorp	173	3,374
Northrim Bancorp, Inc.	158	5,562
Norwood Financial Corp.	133	3,938
OFG Bancorp	1,052	14,202
Ohio Valley Banc Corp.	95	4,327
Old Line Bancshares, Inc.	265	9,023
Old National Bancorp, Indiana	3,213	55,264
Old Point Financial Corp.	84	2,209
Old Second Bancorp, Inc.	674	9,638
Opus Bank	489	13,790
Orrstown Financial Services, Inc.	173	4,559
Pacific Mercantile Bancorp (a)	360	3,366
Pacific Premier Bancorp, Inc. (a)	938	37,286
Park National Corp.	322	34,737
Parke Bancorp, Inc.	135	3,166
PCSB Financial Corp.	422	8,554
Peapack-Gladstone Financial Corp.	442	14,604
Penns Woods Bancorp, Inc.	107	4,655
People's Utah Bancorp	351	11,179
Peoples Bancorp of North Carolina	108	3,321
Peoples Bancorp, Inc.	415	14,882
Peoples Financial Services Corp.	160	7,504
Preferred Bank, Los Angeles	322	20,524
Premier Financial Bancorp, Inc.	219	4,310
QCR Holdings, Inc.	301	13,620
Reliant Bancorp, Inc.	161	3,703
Renasant Corp.	1,095	49,527
Republic Bancorp, Inc., Kentucky Class A	225	9,488
Republic First Bancorp, Inc. (a)	1,135	9,421
S&T Bancorp, Inc.	824	35,168
Sandy Spring Bancorp, Inc.	779	30,872
Seacoast Banking Corp., Florida (a)	1,026	28,348
ServisFirst Bancshares, Inc.	1,118	46,911
Shore Bancshares, Inc.	292	5,282
Sierra Bancorp	314	8,748
Simmons First National Corp. Class A	1,991	60,128
SmartFinancial, Inc. (a)	167	3,983
South State Corp.	861	74,520
Southern First Bancshares, Inc. (a)	154	7,061
Southern National Bancorp of Virginia, Inc.	499	8,109
Southside Bancshares, Inc.	665	23,162
State Bank Financial Corp.	906	28,548
Sterling Bancorp	5,091	120,911
Stock Yards Bancorp, Inc.	538	20,148
Summit Financial Group, Inc.	253	6,338
Texas Capital Bancshares, Inc. (a)	1,192	117,591
The Bank of NT Butterfield & Son Ltd.	1,290	61,211
The First Bancorp, Inc.	238	6,597
Tompkins Financial Corp.	353	27,428
TowneBank	1,545	46,196
Trico Bancshares	496	18,536
TriState Capital Holdings, Inc. (a)	560	14,000
Triumph Bancorp, Inc. (a)	422	16,395
Trustmark Corp.	1,627	50,941
Two River Bancorp	168	2,863
UMB Financial Corp.	1,081	82,783
Umpqua Holdings Corp.	5,291	124,656
Union Bankshares Corp.	1,325	50,098
Union Bankshares, Inc.	91	4,641
United Bankshares, Inc., West Virginia	2,397	81,378
United Community Bank, Inc.	1,755	56,037
United Security Bancshares, California	304	3,374
Unity Bancorp, Inc.	180	3,960
Univest Corp. of Pennsylvania	690	19,838
Valley National Bancorp	6,125	76,869
Veritex Holdings, Inc. (a)	402	11,545
Washington Trust Bancorp, Inc.	367	20,332
WesBanco, Inc.	1,004	43,975
West Bancorp., Inc.	370	9,010
Westamerica Bancorp.	608	33,932
Wintrust Financial Corp.	1,310	117,180
		5,271,246
Capital Markets - 1.4%
Arlington Asset Investment Corp.	641	7,333
Artisan Partners Asset Management, Inc.	1,101	35,397
Associated Capital Group, Inc.	91	3,290
B. Riley Financial, Inc.	509	10,511
Cohen & Steers, Inc.	508	20,371
Cowen Group, Inc. Class A (a)	634	9,827
Diamond Hill Investment Group, Inc.	77	15,047
Evercore, Inc. Class A	920	93,150
Financial Engines, Inc.	1,409	62,912
Gain Capital Holdings, Inc.	797	6,504
GAMCO Investors, Inc. Class A	121	3,104
Greenhill & Co., Inc.	593	12,038
Hamilton Lane, Inc. Class A	341	14,271
Houlihan Lokey	626	27,857
INTL FCStone, Inc. (a)	362	16,225
Investment Technology Group, Inc.	801	16,196
Ladenburg Thalmann Financial Services, Inc.	2,400	7,968
Medley Management, Inc.	165	941
Moelis & Co. Class A	747	40,189
OM Asset Management Ltd.	1,806	27,397
Oppenheimer Holdings, Inc. Class A (non-vtg.)	225	6,041
Piper Jaffray Companies	347	24,307
PJT Partners, Inc.	434	24,083
Pzena Investment Management, Inc.	394	3,451
Rosehill Resources, Inc. (a)	102	808
Safeguard Scientifics, Inc. (a)	472	6,112
Silvercrest Asset Management Group Class A	166	2,556
Stifel Financial Corp.	1,595	92,957
Value Line, Inc.	19	370
Virtu Financial, Inc. Class A	600	21,600
Virtus Investment Partners, Inc.	163	18,802
Waddell & Reed Financial, Inc. Class A	1,930	39,063
Westwood Holdings Group, Inc.	203	11,770
WisdomTree Investments, Inc.	2,782	29,406
		711,854
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	180	3,937
Elevate Credit, Inc.	403	3,079
Encore Capital Group, Inc. (a)	579	25,823
Enova International, Inc. (a)	789	23,118
EZCORP, Inc. (non-vtg.) Class A (a)	1,213	16,618
First Cash Financial Services, Inc.	1,111	96,324
Green Dot Corp. Class A (a)	1,114	67,742
LendingClub Corp. (a)	7,885	21,211
Nelnet, Inc. Class A	455	24,029
PRA Group, Inc. (a)	1,077	38,341
Regional Management Corp. (a)	238	7,823
World Acceptance Corp. (a)	148	15,170
		343,215
Diversified Financial Services - 0.4%
Acushnet Holdings Corp.	751	18,144
Alteryx, Inc. (a)	559	17,469
At Home Group, Inc. (a)	266	9,361
Cannae Holdings, Inc. (a)	1,489	30,763
Cotiviti Holdings, Inc. (a)	880	30,395
Donnelley Financial Solutions, Inc. (a)	815	14,996
FB Financial Corp.	318	12,666
Granite Point Mortgage Trust, Inc.	1,030	17,139
Marlin Business Services Corp.	205	5,617
On Deck Capital, Inc. (a)	1,168	6,132
Rafael Holdings, Inc. (a)	207	1,697
RBB Bancorp	190	5,191
Tiptree, Inc.	598	3,797
Varex Imaging Corp. (a)	910	32,751
		206,118
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	1,083	18,443
American Equity Investment Life Holding Co.	2,079	62,786
Amerisafe, Inc.	456	27,041
AmTrust Financial Services, Inc.	2,057	26,515
Argo Group International Holdings, Ltd.	787	46,000
Atlas Financial Holdings, Inc. (a)	245	2,573
Baldwin & Lyons, Inc. Class B	217	5,056
Blue Capital Reinsurance Holdings Ltd.	137	1,589
Citizens, Inc. Class A (a)	1,086	8,438
CNO Financial Group, Inc.	3,989	85,524
Crawford & Co. Class B	278	2,230
Donegal Group, Inc. Class A	205	2,854
eHealth, Inc. (a)	367	6,914
EMC Insurance Group	204	5,300
Employers Holdings, Inc.	769	31,452
Enstar Group Ltd. (a)	269	56,530
FBL Financial Group, Inc. Class A	242	18,816
Federated National Holding Co.	276	4,664
Genworth Financial, Inc. Class A (a)	12,111	33,426
Global Indemnity Ltd.	193	7,892
Greenlight Capital Re, Ltd. (a)	739	11,455
Hallmark Financial Services, Inc. (a)	310	3,184
HCI Group, Inc.	183	7,666
Health Insurance Innovations, Inc. (a)	275	7,838
Heritage Insurance Holdings, Inc.	505	7,929
Horace Mann Educators Corp.	984	43,985
Independence Holding Co.	140	4,956
Infinity Property & Casualty Corp.	256	33,792
Investors Title Co.	34	6,620
James River Group Holdings Ltd.	606	22,010
Kemper Corp.	951	64,193
Kingstone Companies, Inc.	211	3,608
Kinsale Capital Group, Inc.	345	17,785
Maiden Holdings Ltd.	1,707	13,059
MBIA, Inc. (a)	2,117	18,037
National General Holdings Corp.	1,183	30,486
National Western Life Group, Inc.	55	17,458
Navigators Group, Inc.	499	28,194
NI Holdings, Inc. (a)	235	3,842
Primerica, Inc.	1,062	102,749
RLI Corp.	924	58,471
Safety Insurance Group, Inc.	348	27,840
Selective Insurance Group, Inc.	1,379	81,637
State Auto Financial Corp.	396	12,367
Stewart Information Services Corp.	501	20,897
Third Point Reinsurance Ltd. (a)	2,204	29,313
Trupanion, Inc. (a)	548	14,401
United Fire Group, Inc.	513	25,799
United Insurance Holdings Corp.	505	9,524
Universal Insurance Holdings, Inc.	749	24,305
WMI Holdings Corp. (a)	4,512	6,181
		1,213,624
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	711	12,570
American Capital Mortgage Investment Corp.	1,095	19,874
Anworth Mortgage Asset Corp.	2,451	11,593
Apollo Commercial Real Estate Finance, Inc.	2,509	45,212
Ares Commercial Real Estate Corp.	625	7,644
Armour Residential REIT, Inc.	1,001	22,653
Capstead Mortgage Corp.	2,284	20,099
Cherry Hill Mortgage Investment Corp.	274	4,828
CYS Investments, Inc.	3,727	26,723
Dynex Capital, Inc.	1,218	8,014
Ellington Residential Mortgage REIT	213	2,422
Great Ajax Corp.	366	4,919
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,211	23,506
Invesco Mortgage Capital, Inc.	2,685	43,578
KKR Real Estate Finance Trust, Inc.	361	7,115
Ladder Capital Corp. Class A	1,889	26,257
New York Mortgage Trust, Inc.	2,696	16,338
Orchid Island Capital, Inc.	1,182	8,274
Owens Realty Mortgage, Inc.	228	3,536
PennyMac Mortgage Investment Trust	1,460	25,681
Redwood Trust, Inc.	1,847	28,333
Resource Capital Corp.	704	6,871
Western Asset Mortgage Capital Corp.	1,037	10,318
ZAIS Financial Corp.	410	5,904
		392,262
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	171	12,722
Thrifts & Mortgage Finance - 2.0%
BankFinancial Corp.	329	5,570
Beneficial Bancorp, Inc.	1,634	25,899
BofI Holding, Inc. (a)	1,418	57,117
BSB Bancorp, Inc. (a)	195	6,289
Capitol Federal Financial, Inc.	3,112	38,807
Charter Financial Corp.	287	6,676
Dime Community Bancshares, Inc.	784	15,484
Entegra Financial Corp. (a)	156	4,532
ESSA Bancorp, Inc.	206	3,012
Essent Group Ltd. (a)	1,952	64,338
Farmer Mac Class C (non-vtg.)	214	18,299
First Defiance Financial Corp.	250	14,915
Flagstar Bancorp, Inc. (a)	509	17,586
Greene County Bancorp, Inc.	71	2,460
Hingham Institution for Savings	30	6,120
Home Bancorp, Inc.	153	6,633
HomeStreet, Inc. (a)	645	16,448
Impac Mortgage Holdings, Inc. (a)	226	1,935
Kearny Financial Corp.	2,423	34,043
Lendingtree, Inc. (a)	153	36,475
Malvern Bancorp, Inc. (a)	150	3,818
Meridian Bancorp, Inc. Maryland	1,141	21,565
Meta Financial Group, Inc.	224	24,898
MGIC Investment Corp. (a)	8,875	88,928
Nationstar Mortgage Holdings, Inc. (a)	699	12,596
NMI Holdings, Inc. (a)	1,357	18,794
Northfield Bancorp, Inc.	1,106	17,519
Northwest Bancshares, Inc.	2,270	37,682
OceanFirst Financial Corp.	954	25,739
Oconee Federal Financial Corp.	35	1,006
Ocwen Financial Corp. (a)	2,617	10,625
Oritani Financial Corp.	988	15,116
PennyMac Financial Services, Inc. (a)	371	7,643
PHH Corp. (a)	746	7,915
Provident Bancorp, Inc. (a)	102	2,397
Provident Financial Holdings, Inc.	128	2,349
Provident Financial Services, Inc.	1,474	38,501
Prudential Bancorp, Inc.	189	3,453
Radian Group, Inc.	5,200	74,360
Riverview Bancorp, Inc.	498	4,676
SI Financial Group, Inc.	262	3,747
Southern Missouri Bancorp, Inc.	158	5,514
Sterling Bancorp, Inc.	406	5,172
Territorial Bancorp, Inc.	180	5,479
Timberland Bancorp, Inc.	145	4,734
Trustco Bank Corp., New York	2,256	19,289
United Community Financial Corp.	1,252	12,683
United Financial Bancorp, Inc. New	1,224	20,233
Walker & Dunlop, Inc.	665	37,978
Washington Federal, Inc.	2,043	64,865
Waterstone Financial, Inc.	670	11,491
Westfield Financial, Inc.	644	6,955
WSFS Financial Corp.	722	36,172
		1,036,530

TOTAL FINANCIALS		9,187,571

HEALTH CARE - 16.4%
Biotechnology - 6.1%
Abeona Therapeutics, Inc. (a)	679	11,849
Acceleron Pharma, Inc. (a)	909	31,733
Achaogen, Inc. (a)	837	11,977
Achillion Pharmaceuticals, Inc. (a)	3,305	12,460
Acorda Therapeutics, Inc. (a)	1,031	23,816
Adamas Pharmaceuticals, Inc. (a)	418	12,619
Aduro Biotech, Inc. (a)	1,049	7,238
Advaxis, Inc. (a)	876	1,402
Agenus, Inc. (a)	1,773	6,081
Aileron Therapeutics, Inc.	144	732
Aimmune Therapeutics, Inc. (a)	858	26,632
Akebia Therapeutics, Inc. (a)	1,111	10,232
Alder Biopharmaceuticals, Inc. (a)	1,506	21,385
Allena Pharmaceuticals, Inc. (a)	126	1,806
AMAG Pharmaceuticals, Inc. (a)	837	17,200
Amicus Therapeutics, Inc. (a)	4,486	63,477
AnaptysBio, Inc. (a)	430	40,325
Anavex Life Sciences Corp. (a)	918	2,093
Apellis Pharmaceuticals, Inc. (a)	258	6,220
Ardelyx, Inc. (a)	778	3,734
Arena Pharmaceuticals, Inc. (a)	1,152	45,896
ARMO Biosciences, Inc. (a)	160	4,259
Array BioPharma, Inc. (a)	4,787	64,912
Arsanis, Inc. (a)	108	2,163
Asterias Biotherapeutics, Inc. (a)	750	938
Atara Biotherapeutics, Inc. (a)	793	31,998
Athersys, Inc. (a)	2,380	4,784
Audentes Therapeutics, Inc. (a)	478	17,858
Axovant Sciences Ltd. (a)	832	890
Bellicum Pharmaceuticals, Inc. (a)	633	4,235
BioCryst Pharmaceuticals, Inc. (a)	2,395	11,783
Biohaven Pharmaceutical Holding Co. Ltd.	755	22,016
Biospecifics Technologies Corp. (a)	132	5,599
BioTime, Inc. (a)	2,019	4,361
bluebird bio, Inc. (a)	1,175	199,926
Blueprint Medicines Corp. (a)	1,023	78,485
Calithera Biosciences, Inc. (a)	714	4,391
Calyxt, Inc.	111	1,866
Cara Therapeutics, Inc. (a)	623	7,713
Catalyst Pharmaceutical Partners, Inc. (a)	2,040	5,712
Celcuity, Inc. (a)	65	1,253
Celldex Therapeutics, Inc. (a)	3,066	2,269
ChemoCentryx, Inc. (a)	576	6,296
Chimerix, Inc. (a)	1,097	5,024
Clovis Oncology, Inc. (a)	1,058	45,896
Coherus BioSciences, Inc. (a)	963	11,652
Conatus Pharmaceuticals, Inc. (a)	612	2,087
Concert Pharmaceuticals, Inc. (a)	418	7,629
Corbus Pharmaceuticals Holdings, Inc. (a)	1,145	6,813
Corvus Pharmaceuticals, Inc. (a)	196	1,882
Cue Biopharma, Inc. (a)	208	2,296
Curis, Inc. (a)	3,081	1,645
Cytokinetics, Inc. (a)	968	8,034
CytomX Therapeutics, Inc. (a)	692	18,200
Deciphera Pharmaceuticals, Inc. (a)	192	4,308
Denali Therapeutics, Inc. (a)	376	6,948
Dynavax Technologies Corp. (a)	1,467	24,866
Eagle Pharmaceuticals, Inc. (a)	197	10,246
Edge Therapeutics, Inc. (a)	628	691
Editas Medicine, Inc. (a)	894	28,072
Emergent BioSolutions, Inc. (a)	809	41,955
Enanta Pharmaceuticals, Inc. (a)	374	34,801
Epizyme, Inc. (a)	1,167	14,996
Esperion Therapeutics, Inc. (a)	418	29,264
Exact Sciences Corp. (a)	2,826	141,328
Fate Therapeutics, Inc. (a)	1,170	11,817
FibroGen, Inc. (a)	1,678	76,265
Five Prime Therapeutics, Inc. (a)	801	13,417
Flexion Therapeutics, Inc. (a)	780	19,438
Fortress Biotech, Inc. (a)	768	3,072
Foundation Medicine, Inc. (a)	344	26,264
Genocea Biosciences, Inc. (a)	1,920	1,843
Genomic Health, Inc. (a)	483	15,326
Geron Corp. (a)	3,590	13,355
Global Blood Therapeutics, Inc. (a)	938	41,413
Halozyme Therapeutics, Inc. (a)	2,876	54,443
Heron Therapeutics, Inc. (a)	1,310	39,693
Idera Pharmaceuticals, Inc. (a)	3,288	5,031
Immune Design Corp. (a)	747	2,764
ImmunoGen, Inc. (a)	2,407	26,453
Immunomedics, Inc. (a)	2,460	44,797
Inovio Pharmaceuticals, Inc. (a)	1,899	8,337
Insmed, Inc. (a)	1,844	44,865
Insys Therapeutics, Inc. (a)	569	3,989
Intellia Therapeutics, Inc. (a)	389	7,788
Invitae Corp. (a)	993	5,491
Iovance Biotherapeutics, Inc. (a)	1,778	25,781
Ironwood Pharmaceuticals, Inc. Class A (a)	3,247	58,836
Jounce Therapeutics, Inc. (a)	337	6,939
Karyopharm Therapeutics, Inc. (a)	873	11,419
Keryx Biopharmaceuticals, Inc. (a)	2,204	9,764
Kindred Biosciences, Inc. (a)	593	5,426
Kura Oncology, Inc. (a)	502	7,605
La Jolla Pharmaceutical Co. (a)	426	12,363
Lexicon Pharmaceuticals, Inc. (a)	1,004	8,283
Ligand Pharmaceuticals, Inc. Class B (a)	493	76,341
Loxo Oncology, Inc. (a)	550	69,251
Macrogenics, Inc. (a)	807	18,609
Madrigal Pharmaceuticals, Inc. (a)	114	12,900
Matinas BioPharma Holdings, Inc. (a)	1,601	710
MediciNova, Inc. (a)	946	10,661
Menlo Therapeutics, Inc. (a)	150	1,202
Merrimack Pharmaceuticals, Inc.	299	2,536
MiMedx Group, Inc. (a)	2,471	20,287
Minerva Neurosciences, Inc. (a)	618	4,048
Miragen Therapeutics, Inc. (a)	397	2,723
Momenta Pharmaceuticals, Inc. (a)	1,823	37,918
Myriad Genetics, Inc. (a)	1,574	44,528
NantKwest, Inc. (a)	689	2,687
Natera, Inc. (a)	744	8,281
NewLink Genetics Corp. (a)	677	3,087
Novavax, Inc. (a)	7,556	11,787
Novelion Therapeutics, Inc. (a)	352	1,510
Nymox Pharmaceutical Corp. (a)	736	3,010
OncoCyte Corp. (a)	60	129
Organovo Holdings, Inc. (a)	2,437	3,022
Otonomy, Inc. (a)	657	2,464
Ovid Therapeutics, Inc.	286	2,711
PDL BioPharma, Inc. (a)	3,742	10,927
Pieris Pharmaceuticals, Inc. (a)	934	5,950
Portola Pharmaceuticals, Inc. (a)	1,371	49,534
Progenics Pharmaceuticals, Inc. (a)	1,732	11,275
Protagonist Therapeutics, Inc. (a)	266	2,298
Prothena Corp. PLC (a)	920	11,040
PTC Therapeutics, Inc. (a)	967	26,815
Puma Biotechnology, Inc. (a)	702	44,753
Ra Pharmaceuticals, Inc. (a)	376	2,282
Radius Health, Inc. (a)	924	27,905
Recro Pharma, Inc. (a)	317	3,855
REGENXBIO, Inc. (a)	671	25,062
Repligen Corp. (a)	910	33,670
Retrophin, Inc. (a)	939	23,569
Rigel Pharmaceuticals, Inc. (a)	3,596	12,982
Sage Therapeutics, Inc. (a)	1,012	145,647
Sangamo Therapeutics, Inc. (a)	2,018	31,884
Sarepta Therapeutics, Inc. (a)	1,468	112,096
Selecta Biosciences, Inc. (a)	328	3,844
Seres Therapeutics, Inc. (a)	477	3,659
Sienna Biopharmaceuticals, Inc.	352	6,751
Solid Biosciences, Inc. (a)	212	3,036
Spark Therapeutics, Inc. (a)	666	50,829
Spectrum Pharmaceuticals, Inc. (a)	2,091	33,289
Stemline Therapeutics, Inc. (a)	649	11,163
Strongbridge Biopharma PLC (a)	653	4,995
Syndax Pharmaceuticals, Inc. (a)	274	2,861
Synergy Pharmaceuticals, Inc. (a)	6,076	9,479
Syros Pharmaceuticals, Inc. (a)	360	4,392
TG Therapeutics, Inc. (a)	1,243	17,837
Tocagen, Inc.	415	3,839
Trevena, Inc. (a)	1,364	2,537
Ultragenyx Pharmaceutical, Inc. (a)	1,075	54,653
Vanda Pharmaceuticals, Inc. (a)	1,074	14,982
VBI Vaccines, Inc. (a)	805	2,520
Veracyte, Inc. (a)	552	3,345
Versartis, Inc. (a)	768	1,152
Voyager Therapeutics, Inc. (a)	397	7,210
vTv Therapeutics, Inc. Class A (a)	91	163
Xbiotech, Inc. (a)	450	2,165
Xencor, Inc. (a)	906	26,265
ZIOPHARM Oncology, Inc. (a)	3,218	13,580
		3,110,016
Health Care Equipment & Supplies - 4.1%
Abaxis, Inc.	530	35,282
Accuray, Inc. (a)	2,058	10,290
Analogic Corp.	302	25,096
Angiodynamics, Inc. (a)	873	16,919
Anika Therapeutics, Inc. (a)	344	15,139
Antares Pharma, Inc. (a)	3,349	7,837
Atricure, Inc. (a)	769	17,095
Atrion Corp.	33	20,529
AxoGen, Inc. (a)	679	27,024
Cantel Medical Corp.	873	97,837
Cardiovascular Systems, Inc. (a)	779	17,800
Cerus Corp. (a)	3,078	16,006
ConforMis, Inc. (a)	1,295	1,677
CONMED Corp.	660	42,920
Corindus Vascular Robotics, Inc. (a)	2,376	2,471
Cryolife, Inc. (a)	770	17,287
Cutera, Inc. (a)	315	15,797
Endologix, Inc. (a)	1,917	8,262
Fonar Corp. (a)	144	4,097
Genmark Diagnostics, Inc. (a)	1,188	7,437
Glaukos Corp. (a)	682	22,970
Globus Medical, Inc. (a)	1,692	86,613
Haemonetics Corp. (a)	1,291	100,750
Halyard Health, Inc. (a)	1,123	53,197
Heska Corp. (a)	160	13,059
ICU Medical, Inc. (a)	365	91,871
Inogen, Inc. (a)	415	58,341
Insulet Corp. (a)	1,390	119,540
Integer Holdings Corp. (a)	755	41,450
Integra LifeSciences Holdings Corp. (a)	1,527	94,109
Invacare Corp.	789	14,360
iRhythm Technologies, Inc. (a)	339	19,713
K2M Group Holdings, Inc. (a)	984	18,794
Lantheus Holdings, Inc. (a)	741	13,190
LeMaitre Vascular, Inc.	370	11,637
LivaNova PLC (a)	1,163	103,251
Masimo Corp. (a)	1,076	96,549
Meridian Bioscience, Inc.	1,029	15,023
Merit Medical Systems, Inc. (a)	1,161	56,309
Natus Medical, Inc. (a)	737	24,358
Neogen Corp. (a)	1,204	82,053
Nevro Corp. (a)	675	60,318
Novocure Ltd. (a)	1,409	38,466
NuVasive, Inc. (a)	1,219	64,863
NxStage Medical, Inc. (a)	1,563	41,607
Obalon Therapeutics, Inc. (a)	265	1,020
OraSure Technologies, Inc. (a)	1,344	23,829
Orthofix International NV (a)	421	25,689
OrthoPediatrics Corp.	108	2,033
Oxford Immunotec Global PLC (a)	590	7,570
Penumbra, Inc. (a)	704	87,542
Pulse Biosciences, Inc. (a)	212	3,729
Quanterix Corp. (a)	116	1,966
Quidel Corp. (a)	683	38,726
Quotient Ltd. (a)	623	2,598
Restoration Robotics, Inc. (a)	55	235
Rockwell Medical Technologies, Inc. (a)	1,117	5,909
RTI Biologics, Inc. (a)	1,274	5,606
Sientra, Inc. (a)	338	4,455
Staar Surgical Co. (a)	995	16,169
SurModics, Inc. (a)	317	11,840
Tactile Systems Technology, Inc. (a)	317	11,035
Utah Medical Products, Inc.	80	8,124
ViewRay, Inc. (a)	713	5,262
Viveve Medical, Inc. (a)	471	1,620
Wright Medical Group NV (a)	2,555	50,104
		2,064,254
Health Care Providers & Services - 2.2%
AAC Holdings, Inc. (a)	267	3,025
Aceto Corp.	697	1,756
Addus HomeCare Corp. (a)	185	9,713
Amedisys, Inc. (a)	686	45,338
American Renal Associates Holdings, Inc. (a)	226	3,311
AMN Healthcare Services, Inc. (a)	1,133	75,741
BioScrip, Inc. (a)	2,708	7,122
BioTelemetry, Inc. (a)	756	28,879
Capital Senior Living Corp. (a)	572	6,721
Chemed Corp.	375	115,583
Civitas Solutions, Inc. (a)	375	5,344
Community Health Systems, Inc. (a)	2,218	8,384
Corvel Corp. (a)	233	11,429
Cross Country Healthcare, Inc. (a)	876	11,020
Diplomat Pharmacy, Inc. (a)	1,172	25,538
G1 Therapeutics, Inc.	327	12,540
Genesis HealthCare, Inc. Class A (a)	1,057	1,607
HealthEquity, Inc. (a)	1,213	79,658
HealthSouth Corp.	2,355	143,231
Kindred Healthcare, Inc.	2,031	18,076
LHC Group, Inc. (a)	660	49,117
Magellan Health Services, Inc. (a)	579	48,549
Molina Healthcare, Inc. (a)	1,106	92,075
National Healthcare Corp.	279	17,097
National Research Corp. Class A	246	8,044
National Vision Holdings, Inc.	725	24,128
OptiNose, Inc.	126	2,696
Owens & Minor, Inc.	1,449	23,546
Providence Service Corp. (a)	270	20,488
R1 RCM, Inc. (a)	2,393	17,780
RadNet, Inc. (a)	901	11,938
Select Medical Holdings Corp. (a)	2,587	46,695
Surgery Partners, Inc. (a)	440	7,040
Tenet Healthcare Corp. (a)	1,956	46,827
The Ensign Group, Inc.	1,182	32,942
Tivity Health, Inc. (a)	890	31,996
Triple-S Management Corp. (a)	554	15,706
U.S. Physical Therapy, Inc.	288	26,280
		1,136,960
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	4,363	50,698
Castlight Health, Inc. Class B (a)	1,491	5,591
Computer Programs & Systems, Inc.	265	7,910
Evolent Health, Inc. (a)	1,442	23,793
HealthStream, Inc.	633	14,679
HMS Holdings Corp. (a)	2,022	36,416
Inovalon Holdings, Inc. Class A (a)	1,551	16,363
Medidata Solutions, Inc. (a)	1,347	96,122
NantHealth, Inc. (a)	370	1,262
Omnicell, Inc. (a)	903	38,919
Quality Systems, Inc. (a)	1,271	17,070
Simulations Plus, Inc.	255	4,195
Tabula Rasa HealthCare, Inc. (a)	294	12,051
Teladoc, Inc. (a)	1,396	60,028
Vocera Communications, Inc. (a)	692	17,348
		402,445
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)	641	14,230
Cambrex Corp. (a)	782	41,407
Codexis, Inc. (a)	988	11,115
Enzo Biochem, Inc. (a)	1,026	6,156
Fluidigm Corp. (a)	904	5,334
INC Research Holdings, Inc. Class A (a)	1,313	50,025
Luminex Corp.	969	20,688
Medpace Holdings, Inc. (a)	220	8,138
Nanostring Technologies, Inc. (a)	480	4,560
NeoGenomics, Inc. (a)	1,376	13,182
Pacific Biosciences of California, Inc. (a)	2,690	6,940
PRA Health Sciences, Inc. (a)	1,188	97,618
		279,393
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (a)	577	10,242
Aerie Pharmaceuticals, Inc. (a)	820	41,984
Akcea Therapeutics, Inc.	350	9,139
Amphastar Pharmaceuticals, Inc. (a)	872	16,646
ANI Pharmaceuticals, Inc. (a)	198	11,751
Aratana Therapeutics, Inc. (a)	965	4,970
Assembly Biosciences, Inc. (a)	388	16,870
Athenex, Inc.	178	2,850
Avexis, Inc. (a)	675	143,546
Catalent, Inc. (a)	3,199	131,511
Clearside Biomedical, Inc. (a)	482	5,871
Collegium Pharmaceutical, Inc. (a)	606	14,332
Corcept Therapeutics, Inc. (a)	2,194	36,596
Corium International, Inc. (a)	474	4,683
DepoMed, Inc. (a)	1,417	8,899
Dermira, Inc. (a)	888	8,090
Dova Pharmaceuticals, Inc.	146	4,206
Durect Corp. (a)	3,344	6,788
Evolus, Inc. (a)	123	843
Horizon Pharma PLC (a)	3,933	52,073
Impax Laboratories, Inc. (a)	1,769	33,257
Innoviva, Inc. (a)	1,815	26,318
Intersect ENT, Inc. (a)	643	25,688
Intra-Cellular Therapies, Inc. (a)	1,009	17,577
Kala Pharmaceuticals, Inc.	332	4,987
Lannett Co., Inc. (a)	694	10,826
Melinta Therapeutics, Inc. (a)	352	2,394
Mersana Therapeutics, Inc.	261	4,442
MyoKardia, Inc. (a)	466	23,020
Nektar Therapeutics (a)	3,606	301,616
Neos Therapeutics, Inc. (a)	577	4,789
Ocular Therapeutix, Inc. (a)	672	4,227
Odonate Therapeutics, Inc. (a)	158	3,331
Omeros Corp. (a)	1,098	15,756
Pacira Pharmaceuticals, Inc. (a)	958	31,710
Paratek Pharmaceuticals, Inc. (a)	622	6,655
Phibro Animal Health Corp. Class A	472	19,966
Prestige Brands Holdings, Inc. (a)	1,287	37,889
Reata Pharmaceuticals, Inc. (a)	264	6,980
resTORbio, Inc. (a)	153	1,377
Revance Therapeutics, Inc. (a)	642	17,944
Rhythm Pharmaceuticals, Inc.	192	4,552
scPharmaceuticals, Inc. (a)	172	1,715
Spero Therapeutics, Inc. (a)	141	1,708
Supernus Pharmaceuticals, Inc. (a)	1,163	54,545
Teligent, Inc. (a)	958	2,874
Tetraphase Pharmaceuticals, Inc. (a)	1,199	3,861
The Medicines Company (a)	1,681	50,581
TherapeuticsMD, Inc. (a)	3,936	21,648
Theravance Biopharma, Inc. (a)	1,008	24,263
WAVE Life Sciences (a)	288	12,802
Zogenix, Inc. (a)	824	32,383
Zynerba Pharmaceuticals, Inc. (a)	272	2,793
		1,346,364

TOTAL HEALTH CARE		8,339,432

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.4%
AAR Corp.	784	33,947
Aerojet Rocketdyne Holdings, Inc. (a)	1,664	46,492
AeroVironment, Inc. (a)	507	27,632
Astronics Corp. (a)	499	18,253
Axon Enterprise, Inc. (a)	1,252	52,559
Cubic Corp.	608	37,544
Curtiss-Wright Corp.	1,058	135,466
Ducommun, Inc. (a)	245	7,127
Engility Holdings, Inc. (a)	447	11,363
Esterline Technologies Corp. (a)	630	45,266
KEYW Holding Corp. (a)	1,182	9,149
KLX, Inc. (a)	1,203	94,111
Kratos Defense & Security Solutions, Inc. (a)	2,033	20,350
Mercury Systems, Inc. (a)	1,127	36,154
Moog, Inc. Class A	765	62,707
National Presto Industries, Inc.	122	11,682
Sparton Corp. (a)	225	4,156
Triumph Group, Inc.	1,178	27,860
Vectrus, Inc. (a)	272	9,792
Wesco Aircraft Holdings, Inc. (a)	1,353	13,665
		705,275
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,417	28,680
Atlas Air Worldwide Holdings, Inc. (a)	560	35,504
Echo Global Logistics, Inc. (a)	629	17,172
Forward Air Corp.	711	38,387
Hub Group, Inc. Class A (a)	786	34,545
Radiant Logistics, Inc. (a)	872	3,078
		157,366
Airlines - 0.3%
Allegiant Travel Co.	304	48,716
Hawaiian Holdings, Inc.	1,220	50,264
SkyWest, Inc.	1,219	69,361
		168,341
Building Products - 1.3%
AAON, Inc.	999	33,966
Advanced Drain Systems, Inc. Del	858	21,622
American Woodmark Corp. (a)	336	27,619
Apogee Enterprises, Inc.	675	27,749
Builders FirstSource, Inc. (a)	2,655	48,401
Caesarstone Sdot-Yam Ltd.	556	10,258
Continental Building Products, Inc. (a)	905	25,431
CSW Industrials, Inc. (a)	355	15,389
GCP Applied Technologies, Inc. (a)	1,723	49,364
Gibraltar Industries, Inc. (a)	755	26,538
GMS, Inc. (a)	785	24,461
Griffon Corp.	723	14,388
Insteel Industries, Inc.	447	13,423
Jeld-Wen Holding, Inc. (a)	1,622	45,594
Masonite International Corp. (a)	683	41,458
NCI Building Systems, Inc. (a)	1,019	17,833
Patrick Industries, Inc. (a)	585	33,287
PGT, Inc. (a)	1,150	20,068
Quanex Building Products Corp.	857	14,698
Simpson Manufacturing Co. Ltd.	987	53,969
Trex Co., Inc. (a)	710	73,755
Universal Forest Products, Inc.	1,445	46,067
		685,338
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	1,345	41,870
ACCO Brands Corp.	2,542	30,631
ADS Waste Holdings, Inc. (a)	1,217	26,823
Aqua Metals, Inc. (a)	530	1,659
ARC Document Solutions, Inc. (a)	931	2,048
Brady Corp. Class A	1,121	40,804
Casella Waste Systems, Inc. Class A (a)	930	22,794
CECO Environmental Corp.	696	3,271
Cimpress NV (a)	590	84,848
CompX International, Inc. Class A	66	908
Covanta Holding Corp.	2,826	42,107
Deluxe Corp.	1,149	78,752
Ennis, Inc.	632	11,313
Essendant, Inc.	871	6,480
Evoqua Water Technologies Corp. (a)	1,197	24,455
Healthcare Services Group, Inc.	1,710	66,057
Heritage-Crystal Clean, Inc. (a)	336	7,106
Herman Miller, Inc.	1,438	44,147
HNI Corp.	1,033	34,492
Hudson Technologies, Inc. (a)	865	3,789
InnerWorkings, Inc. (a)	1,140	11,514
Interface, Inc.	1,441	31,702
Kimball International, Inc. Class B	909	15,017
Knoll, Inc.	1,157	22,064
LSC Communications, Inc.	837	14,631
Matthews International Corp. Class A	756	37,157
McGrath RentCorp.	564	33,237
Mobile Mini, Inc.	1,058	44,436
Msa Safety, Inc.	801	69,559
Multi-Color Corp.	325	21,109
NL Industries, Inc. (a)	195	1,492
Quad/Graphics, Inc.	748	18,483
R.R. Donnelley & Sons Co.	1,715	14,492
SP Plus Corp. (a)	428	15,044
Steelcase, Inc. Class A	2,007	26,593
Team, Inc. (a)	713	12,085
Tetra Tech, Inc.	1,344	65,050
The Brink's Co.	1,095	80,811
U.S. Ecology, Inc.	520	27,716
UniFirst Corp.	365	58,619
Viad Corp.	481	24,411
VSE Corp.	215	11,027
		1,230,603
Construction & Engineering - 1.2%
Aegion Corp. (a)	776	17,607
Ameresco, Inc. Class A (a)	435	5,155
Argan, Inc.	346	13,840
Chicago Bridge & Iron Co. NV	2,429	36,678
Comfort Systems U.S.A., Inc.	893	37,685
Dycom Industries, Inc. (a)	720	74,779
EMCOR Group, Inc.	1,411	103,835
Granite Construction, Inc.	957	50,128
Great Lakes Dredge & Dock Corp. (a)	1,324	6,090
HC2 Holdings, Inc. (a)	969	4,942
Ies Holdings, Inc. (a)	202	3,414
KBR, Inc.	3,383	56,462
Keane Group, Inc. (a)	1,269	19,733
Layne Christensen Co. (a)	421	5,940
MasTec, Inc. (a)	1,599	70,356
MYR Group, Inc. (a)	398	11,940
Northwest Pipe Co. (a)	222	4,380
NV5 Holdings, Inc. (a)	197	11,593
Orion Group Holdings, Inc. (a)	641	3,884
Primoris Services Corp.	938	24,003
Sterling Construction Co., Inc. (a)	602	6,700
Tutor Perini Corp. (a)	892	18,420
		587,564
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	154	6,140
AZZ, Inc.	628	27,977
Babcock & Wilcox Enterprises, Inc. (a)	4,058	9,252
Encore Wire Corp.	490	25,799
Energous Corp. (a)	439	7,884
EnerSys	1,012	69,383
Generac Holdings, Inc. (a)	1,458	65,625
General Cable Corp.	1,199	35,550
LSI Industries, Inc.	573	3,512
Plug Power, Inc. (a)	5,572	10,197
Powell Industries, Inc.	205	6,160
Preformed Line Products Co.	71	4,775
Revolution Lighting Technologies, Inc. (a)	326	1,161
Sunrun, Inc. (a)	2,053	18,929
Thermon Group Holdings, Inc. (a)	769	17,526
TPI Composites, Inc. (a)	249	5,640
Vicor Corp. (a)	407	14,591
Vivint Solar, Inc. (a)	630	2,489
		332,590
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	874	31,988
Machinery - 3.6%
Actuant Corp. Class A	1,440	33,912
Alamo Group, Inc.	229	25,069
Albany International Corp. Class A	691	40,873
Altra Industrial Motion Corp.	691	28,780
American Railcar Industries, Inc.	169	6,414
Astec Industries, Inc.	516	28,669
Barnes Group, Inc.	1,207	67,025
Blue Bird Corp. (a)	274	6,508
Briggs & Stratton Corp.	996	17,958
Cactus, Inc. (a)	561	16,106
Chart Industries, Inc. (a)	737	41,817
CIRCOR International, Inc.	394	16,694
Columbus McKinnon Corp. (NY Shares)	525	18,837
Commercial Vehicle Group, Inc. (a)	587	3,939
Dmc Global, Inc.	345	13,352
Douglas Dynamics, Inc.	525	21,919
Eastern Co.	130	3,692
Energy Recovery, Inc. (a)	845	7,174
EnPro Industries, Inc.	506	38,026
ESCO Technologies, Inc.	615	34,348
ExOne Co. (a)	259	1,792
Federal Signal Corp.	1,422	30,801
Franklin Electric Co., Inc.	1,120	45,920
FreightCar America, Inc.	283	3,945
Gencor Industries, Inc. (a)	204	3,172
Global Brass & Copper Holdings, Inc.	528	15,840
Gorman-Rupp Co.	426	13,410
Graham Corp.	222	4,791
Greenbrier Companies, Inc.	664	29,116
Hardinge, Inc.	270	4,952
Harsco Corp. (a)	1,936	39,591
Hillenbrand, Inc.	1,519	70,406
Hurco Companies, Inc.	145	6,409
Hyster-Yale Materials Handling Class A	246	17,515
John Bean Technologies Corp.	754	81,244
Kadant, Inc.	262	24,170
Kennametal, Inc.	1,952	71,150
L.B. Foster Co. Class A (a)	194	4,569
Lindsay Corp.	249	21,877
Lydall, Inc. (a)	399	17,795
Manitowoc Co., Inc. (a)	757	18,660
Meritor, Inc. (a)	2,013	39,193
Milacron Holdings Corp. (a)	1,628	29,353
Miller Industries, Inc.	257	6,361
Mueller Industries, Inc.	1,373	37,318
Mueller Water Products, Inc. Class A	3,707	36,292
Navistar International Corp. New (a)	1,196	41,633
NN, Inc.	663	13,459
Omega Flex, Inc.	68	4,440
Park-Ohio Holdings Corp.	205	7,770
ProPetro Holding Corp. (a)	1,382	25,291
Proto Labs, Inc. (a)	594	70,775
RBC Bearings, Inc. (a)	563	65,522
Rexnord Corp. (a)	2,497	68,692
Spartan Motors, Inc.	828	14,780
SPX Corp. (a)	1,025	32,431
SPX Flow, Inc. (a)	995	44,775
Standex International Corp.	306	29,667
Sun Hydraulics Corp.	662	32,153
Tennant Co.	425	31,450
Titan International, Inc.	1,219	12,556
TriMas Corp. (a)	1,099	29,783
Twin Disc, Inc. (a)	199	4,394
Wabash National Corp.	1,409	28,265
Watts Water Technologies, Inc. Class A	668	49,766
Woodward, Inc.	1,278	91,939
		1,846,295
Marine - 0.1%
Costamare, Inc.	1,184	8,039
Eagle Bulk Shipping, Inc. (a)	895	4,529
Genco Shipping & Trading Ltd. (a)	179	2,864
Matson, Inc.	1,018	29,756
Navios Maritime Holdings, Inc. (a)	2,133	1,617
Safe Bulkers, Inc. (a)	1,147	3,349
Scorpio Bulkers, Inc.	1,477	11,299
		61,453
Professional Services - 1.4%
Acacia Research Corp. (a)	1,154	4,212
Asgn, Inc. (a)	1,198	96,595
Barrett Business Services, Inc.	173	15,141
BG Staffing, Inc.	161	3,070
CBIZ, Inc. (a)	1,218	22,655
CRA International, Inc.	195	11,012
Exponent, Inc.	617	53,309
Forrester Research, Inc.	257	10,229
Franklin Covey Co. (a)	226	5,514
FTI Consulting, Inc. (a)	907	52,969
GP Strategies Corp. (a)	293	6,109
Heidrick & Struggles International, Inc.	445	16,754
Hill International, Inc. (a)	796	4,219
Huron Consulting Group, Inc. (a)	525	19,661
ICF International, Inc.	431	28,920
Insperity, Inc.	865	69,416
Kelly Services, Inc. Class A (non-vtg.)	727	21,272
Kforce, Inc.	566	15,027
Korn/Ferry International	1,259	67,306
MISTRAS Group, Inc. (a)	403	7,846
Navigant Consulting, Inc. (a)	1,093	23,379
Resources Connection, Inc.	755	11,816
RPX Corp.	1,140	12,346
TriNet Group, Inc. (a)	992	51,237
TrueBlue, Inc. (a)	973	25,930
WageWorks, Inc. (a)	958	39,901
Willdan Group, Inc. (a)	179	5,119
		700,964
Road & Rail - 0.8%
ArcBest Corp.	616	19,774
Avis Budget Group, Inc. (a)	1,738	85,875
Covenant Transport Group, Inc. Class A (a)	277	7,687
Daseke, Inc. (a)	767	6,351
Heartland Express, Inc.	1,125	20,059
Knight-Swift Transportation Holdings, Inc. Class A	3,000	117,030
Marten Transport Ltd.	926	18,057
Roadrunner Transportation Systems, Inc. (a)	711	1,529
Saia, Inc. (a)	610	40,291
Schneider National, Inc. Class B	1,005	26,813
Universal Logistics Holdings, Inc.	195	4,280
Werner Enterprises, Inc.	1,147	39,342
YRC Worldwide, Inc. (a)	770	6,406
		393,494
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	1,134	22,226
Applied Industrial Technologies, Inc.	920	58,834
Beacon Roofing Supply, Inc. (a)	1,627	79,642
BMC Stock Holdings, Inc. (a)	1,581	27,272
CAI International, Inc. (a)	382	8,587
DXP Enterprises, Inc. (a)	384	13,939
EnviroStar, Inc.	85	3,103
GATX Corp.	917	59,825
H&E Equipment Services, Inc.	760	24,586
Herc Holdings, Inc. (a)	583	30,695
Huttig Building Products, Inc. (a)	555	3,447
Kaman Corp.	663	40,204
Lawson Products, Inc. (a)	150	3,473
MRC Global, Inc. (a)	2,157	40,401
Nexeo Solutions, Inc. (a)	612	6,236
Now, Inc. (a)	2,590	31,417
Rush Enterprises, Inc.:
Class A (a)	738	30,133
Class B (a)	119	4,630
SiteOne Landscape Supply, Inc. (a)	816	55,896
Textainer Group Holdings Ltd. (a)	659	11,335
Titan Machinery, Inc. (a)	457	8,829
Triton International Ltd.	1,134	35,165
Veritiv Corp. (a)	280	10,654
Willis Lease Finance Corp. (a)	80	2,614
		613,143

TOTAL INDUSTRIALS		7,514,414

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.6%
ADTRAN, Inc.	1,163	17,038
Aerohive Networks, Inc. (a)	746	3,036
Applied Optoelectronics, Inc. (a)	452	14,446
CalAmp Corp. (a)	826	16,314
Calix Networks, Inc. (a)	1,012	6,730
Carvana Co. Class A	595	15,595
Ciena Corp. (a)	3,440	88,580
Clearfield, Inc. (a)	268	3,270
Comtech Telecommunications Corp.	548	16,763
Digi International, Inc. (a)	628	7,222
EMCORE Corp. (a)	636	2,862
Extreme Networks, Inc. (a)	2,757	29,500
Finisar Corp. (a)	2,745	42,767
Harmonic, Inc. (a)	1,874	6,840
Infinera Corp. (a)	3,558	41,700
InterDigital, Inc.	833	62,017
KVH Industries, Inc. (a)	363	3,848
Lumentum Holdings, Inc. (a)	1,485	74,918
NETGEAR, Inc. (a)	754	41,696
NetScout Systems, Inc. (a)	2,032	55,169
Oclaro, Inc. (a)	4,039	31,989
Plantronics, Inc.	795	51,794
Quantenna Communications, Inc. (a)	515	6,525
Sonus Networks, Inc. (a)	1,106	6,437
Ubiquiti Networks, Inc. (a)	539	38,409
ViaSat, Inc. (a)	1,308	83,686
Viavi Solutions, Inc. (a)	5,511	52,079
		821,230
Electronic Equipment & Components - 2.6%
Akoustis Technologies, Inc. (a)	279	1,415
Anixter International, Inc. (a)	700	41,230
AVX Corp.	1,105	16,310
Badger Meter, Inc.	679	28,824
Bel Fuse, Inc. Class B (non-vtg.)	224	4,334
Belden, Inc.	1,004	61,846
Benchmark Electronics, Inc.	1,206	31,718
Cardtronics PLC (a)	1,101	28,901
Casa Systems, Inc. (a)	163	3,813
Control4 Corp. (a)	632	13,171
CTS Corp.	767	22,972
Daktronics, Inc.	827	7,451
Electro Scientific Industries, Inc. (a)	783	14,094
ePlus, Inc. (a)	308	24,594
Fabrinet	875	24,684
FARO Technologies, Inc. (a)	394	19,897
Fitbit, Inc. (a)	4,680	25,974
II-VI, Inc. (a)	1,444	55,016
Insight Enterprises, Inc. (a)	862	30,558
Iteris, Inc. (a)	593	3,007
Itron, Inc. (a)	822	53,759
KEMET Corp. (a)	1,336	23,006
Kimball Electronics, Inc. (a)	658	10,429
Knowles Corp. (a)	2,097	26,842
Littelfuse, Inc.	577	107,853
Maxwell Technologies, Inc. (a)	849	4,355
Mesa Laboratories, Inc.	79	13,296
Methode Electronics, Inc. Class A	865	34,514
MicroVision, Inc. (a)	1,833	2,346
MTS Systems Corp.	425	21,590
Napco Security Technolgies, Inc. (a)	277	2,964
Novanta, Inc. (a)	771	45,335
OSI Systems, Inc. (a)	428	27,401
Park Electrochemical Corp.	449	7,646
PC Connection, Inc.	270	7,206
PC Mall, Inc. (a)	220	2,849
Plexus Corp. (a)	808	44,311
RadiSys Corp. (a)	1,156	883
Rogers Corp. (a)	434	46,308
Sanmina Corp. (a)	1,706	50,327
ScanSource, Inc. (a)	596	20,443
SYNNEX Corp.	696	69,718
Systemax, Inc.	268	8,423
Tech Data Corp. (a)	842	64,203
TTM Technologies, Inc. (a)	2,230	31,086
VeriFone Systems, Inc. (a)	2,651	61,000
Vishay Intertechnology, Inc.	3,189	56,286
Vishay Precision Group, Inc. (a)	237	6,707
		1,310,895
Internet Software & Services - 3.6%
2U, Inc. (a)	1,156	93,046
Alarm.com Holdings, Inc. (a)	492	19,867
Amber Road, Inc. (a)	467	4,324
AppFolio, Inc. (a)	232	11,124
Apptio, Inc. Class A (a)	557	16,437
Benefitfocus, Inc. (a)	391	11,808
BlackLine, Inc. (a)	682	28,235
Blucora, Inc. (a)	1,072	27,872
Box, Inc. Class A (a)	1,950	44,577
Brightcove, Inc. (a)	801	7,730
Carbonite, Inc. (a)	599	18,629
Care.com, Inc. (a)	320	4,992
ChannelAdvisor Corp. (a)	596	7,927
Cloudera, Inc.	2,383	33,958
CommerceHub, Inc.:
Series A (a)	329	7,458
Series C (a)	687	15,574
Cornerstone OnDemand, Inc. (a)	1,279	56,442
Coupa Software, Inc. (a)	778	36,076
DHI Group, Inc. (a)	1,129	1,581
Endurance International Group Holdings, Inc. (a)	1,424	10,466
Envestnet, Inc. (a)	1,048	56,906
Etsy, Inc. (a)	2,900	86,826
Five9, Inc. (a)	1,286	37,770
Gogo, Inc. (a)	1,392	13,113
GrubHub, Inc. (a)	2,061	208,450
GTT Communications, Inc. (a)	746	35,845
Hortonworks, Inc. (a)	1,227	20,773
Instructure, Inc. (a)	521	21,127
Internap Network Services Corp. (a)	473	5,586
j2 Global, Inc.	1,109	88,032
Leaf Group Ltd. (a)	331	2,433
Limelight Networks, Inc. (a)	2,238	11,548
Liquidity Services, Inc. (a)	605	3,902
LivePerson, Inc. (a)	1,312	22,042
MeetMe, Inc. (a)	1,560	3,713
MINDBODY, Inc. (a)	1,036	41,077
MuleSoft, Inc. Class A (a)	584	26,035
New Relic, Inc. (a)	734	51,299
NIC, Inc.	1,527	22,676
Nutanix, Inc. Class A (a)	2,634	133,254
Okta, Inc.	464	19,864
Ominto, Inc. (a)	348	1,013
Q2 Holdings, Inc. (a)	771	37,972
QuinStreet, Inc. (a)	901	10,127
Quotient Technology, Inc. (a)	1,796	24,066
Reis, Inc.	211	4,431
SecureWorks Corp. (a)	192	2,097
Shutterstock, Inc. (a)	441	18,584
SPS Commerce, Inc. (a)	402	27,565
Stamps.com, Inc. (a)	392	89,278
TechTarget, Inc. (a)	483	10,071
The Trade Desk, Inc. (a)	585	29,934
Tintri, Inc.	432	488
TrueCar, Inc. (a)	1,711	16,939
Tucows, Inc. (a)	222	14,042
Twilio, Inc. Class A (a)	1,495	63,104
Veritone, Inc.	68	1,408
Web.com Group, Inc. (a)	936	17,410
XO Group, Inc. (a)	618	13,398
Yelp, Inc. (a)	1,919	86,067
Yext, Inc.	554	7,390
		1,845,778
IT Services - 1.9%
Acxiom Corp. (a)	1,906	49,518
Blackhawk Network Holdings, Inc. (a)	1,310	58,819
CACI International, Inc. Class A (a)	585	88,364
Cass Information Systems, Inc.	290	17,539
Convergys Corp.	2,213	51,696
CSG Systems International, Inc.	801	34,275
EPAM Systems, Inc. (a)	1,190	136,077
Everi Holdings, Inc. (a)	1,600	10,256
EVERTEC, Inc.	1,458	26,609
ExlService Holdings, Inc. (a)	786	45,439
Hackett Group, Inc.	547	8,867
Information Services Group, Inc. (a)	755	3,277
ManTech International Corp. Class A	618	36,518
Maximus, Inc.	1,535	103,812
MoneyGram International, Inc. (a)	678	5,926
Perficient, Inc. (a)	817	20,204
Presidio, Inc. (a)	767	11,750
Science Applications International Corp.	1,028	88,192
ServiceSource International, Inc. (a)	1,797	6,811
StarTek, Inc. (a)	240	2,122
Sykes Enterprises, Inc. (a)	933	26,833
Syntel, Inc. (a)	787	22,729
Travelport Worldwide Ltd.	2,982	51,111
Ttec Holdings, Inc.	344	11,008
Unisys Corp. (a)	1,226	13,731
Virtusa Corp. (a)	651	31,339
		962,822
Semiconductors & Semiconductor Equipment - 2.9%
Acacia Communications, Inc. (a)	457	12,865
Advanced Energy Industries, Inc. (a)	957	56,989
Alpha & Omega Semiconductor Ltd. (a)	466	7,065
Ambarella, Inc. (a)	781	36,387
Amkor Technology, Inc. (a)	2,423	20,062
Aquantia Corp. (a)	166	1,960
Axcelis Technologies, Inc. (a)	730	16,060
AXT, Inc. (a)	867	5,072
Brooks Automation, Inc.	1,677	41,724
Cabot Microelectronics Corp.	606	61,479
Ceva, Inc. (a)	522	17,017
Cirrus Logic, Inc. (a)	1,529	55,763
Cohu, Inc.	680	14,552
Cree, Inc. (a)	2,343	87,441
CyberOptics Corp. (a)	160	2,440
Diodes, Inc. (a)	939	26,808
DSP Group, Inc. (a)	509	6,083
Entegris, Inc.	3,397	109,383
FormFactor, Inc. (a)	1,709	19,611
GSI Technology, Inc. (a)	347	2,544
Ichor Holdings Ltd. (a)	435	9,614
Impinj, Inc. (a)	424	5,211
Inphi Corp. (a)	1,012	28,923
Integrated Device Technology, Inc. (a)	3,219	89,585
Kopin Corp. (a)	1,435	4,750
Lattice Semiconductor Corp. (a)	3,001	16,265
MACOM Technology Solutions Holdings, Inc.(a)	969	16,105
MaxLinear, Inc. Class A (a)	1,484	33,138
MKS Instruments, Inc.	1,289	131,994
Monolithic Power Systems, Inc.	958	112,182
Nanometrics, Inc. (a)	601	14,917
NeoPhotonics Corp. (a)	768	3,948
NVE Corp.	119	10,064
PDF Solutions, Inc. (a)	651	7,259
Photronics, Inc. (a)	1,644	12,577
Pixelworks, Inc. (a)	664	2,842
Power Integrations, Inc.	691	46,850
Rambus, Inc. (a)	2,611	35,249
Rudolph Technologies, Inc. (a)	744	18,860
Semtech Corp. (a)	1,575	61,898
Sigma Designs, Inc. (a)	889	5,601
Silicon Laboratories, Inc. (a)	1,003	93,179
SMART Global Holdings, Inc.	222	8,691
SunPower Corp. (a)	1,445	12,326
Synaptics, Inc. (a)	829	36,078
Ultra Clean Holdings, Inc. (a)	903	15,812
Veeco Instruments, Inc. (a)	1,123	17,350
Xcerra Corp. (a)	1,294	15,632
Xperi Corp.	1,183	26,026
		1,494,231
Software - 3.9%
8x8, Inc. (a)	2,157	43,679
A10 Networks, Inc. (a)	1,166	7,113
ACI Worldwide, Inc. (a)	2,804	65,193
Agilysys, Inc. (a)	357	4,205
American Software, Inc. Class A	639	8,154
Aspen Technology, Inc. (a)	1,753	153,826
Blackbaud, Inc.	1,139	119,549
Bottomline Technologies, Inc. (a)	954	37,702
Cardlytics, Inc. (a)	127	1,781
CommVault Systems, Inc. (a)	932	65,193
Digimarc Corp. (a)	240	6,924
Ebix, Inc.	578	44,795
Ellie Mae, Inc. (a)	813	78,755
Everbridge, Inc. (a)	418	15,612
Fair Isaac Corp. (a)	712	123,304
Forescout Technologies, Inc. (a)	127	4,063
Glu Mobile, Inc. (a)	2,577	11,287
HubSpot, Inc. (a)	837	88,638
Imperva, Inc. (a)	819	36,650
Majesco (a)	173	875
MicroStrategy, Inc. Class A (a)	229	29,188
Mitek Systems, Inc. (a)	752	5,828
MobileIron, Inc. (a)	1,332	6,194
Model N, Inc. (a)	586	10,050
Monotype Imaging Holdings, Inc.	989	21,906
Park City Group, Inc. (a)	308	2,433
Paycom Software, Inc. (a)	1,176	134,311
Paylocity Holding Corp. (a)	640	34,963
Pegasystems, Inc.	880	53,724
Progress Software Corp.	1,105	40,808
Proofpoint, Inc. (a)	1,042	122,893
PROS Holdings, Inc. (a)	635	18,745
QAD, Inc. Class A	248	11,135
Qualys, Inc. (a)	772	59,405
Rapid7, Inc. (a)	659	18,610
RealNetworks, Inc. (a)	565	2,017
RealPage, Inc. (a)	1,408	75,328
Red Violet, Inc. (a)	95	599
RingCentral, Inc. (a)	1,562	104,732
Rosetta Stone, Inc. (a)	395	5,494
SailPoint Technologies Holding, Inc. (a)	491	11,828
SendGrid, Inc. (a)	199	5,743
Synchronoss Technologies, Inc. (a)	1,034	11,581
TeleNav, Inc. (a)	669	3,445
The Rubicon Project, Inc. (a)	1,033	2,252
TiVo Corp.	2,889	40,879
Upland Software, Inc. (a)	189	5,135
Varonis Systems, Inc. (a)	478	31,237
Vasco Data Security International, Inc. (a)	746	11,563
Verint Systems, Inc. (a)	1,530	64,413
VirnetX Holding Corp. (a)	1,198	2,636
Workiva, Inc. (a)	622	13,995
Zendesk, Inc. (a)	2,393	116,659
Zix Corp. (a)	1,267	6,398
		2,003,425
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)	2,631	26,415
Avid Technology, Inc. (a)	780	3,494
CPI Card Group	44	113
Cray, Inc. (a)	954	22,753
Diebold Nixdorf, Inc.	1,830	28,091
Eastman Kodak Co. (a)	385	1,906
Electronics for Imaging, Inc. (a)	1,099	30,442
Immersion Corp. (a)	679	7,476
Intevac, Inc. (a)	467	3,059
Pure Storage, Inc. Class A (a)	2,328	47,095
Quantum Corp. (a)	664	2,603
Stratasys Ltd. (a)	1,218	23,349
Super Micro Computer, Inc. (a)	945	16,727
U.S.A. Technologies, Inc. (a)	1,176	10,290
		223,813

TOTAL INFORMATION TECHNOLOGY		8,662,194

MATERIALS - 4.2%
Chemicals - 2.0%
A. Schulman, Inc.	686	29,429
Advanced Emissions Solutions, Inc.	461	5,080
AdvanSix, Inc. (a)	722	25,862
AgroFresh Solutions, Inc. (a)	514	3,557
American Vanguard Corp.	701	15,107
Balchem Corp.	761	67,151
Chase Corp.	175	19,600
Core Molding Technologies, Inc.	171	2,651
Ferro Corp. (a)	2,015	44,350
Flotek Industries, Inc. (a)	1,290	4,605
FutureFuel Corp.	583	6,821
H.B. Fuller Co.	1,211	59,908
Hawkins, Inc.	225	7,313
Ingevity Corp. (a)	1,022	78,520
Innophos Holdings, Inc.	465	19,242
Innospec, Inc.	578	42,021
Intrepid Potash, Inc. (a)	2,237	10,134
KMG Chemicals, Inc.	311	19,123
Koppers Holdings, Inc. (a)	492	21,550
Kraton Performance Polymers, Inc. (a)	722	32,974
Kronos Worldwide, Inc.	551	12,695
LSB Industries, Inc. (a)	507	2,804
Minerals Technologies, Inc.	846	58,416
OMNOVA Solutions, Inc. (a)	1,067	11,630
PolyOne Corp.	1,930	80,771
PQ Group Holdings, Inc.	719	9,994
Quaker Chemical Corp.	314	46,155
Rayonier Advanced Materials, Inc.	1,192	25,509
Sensient Technologies Corp.	1,040	69,316
Stepan Co.	483	33,965
Trecora Resources (a)	458	5,931
Tredegar Corp.	645	11,352
Trinseo SA	1,059	77,254
Tronox Ltd. Class A	2,165	37,195
Valhi, Inc.	590	4,897
		1,002,882
Construction Materials - 0.2%
Forterra, Inc. (a)	435	3,193
Foundation Building Materials, Inc. (a)	346	4,861
Summit Materials, Inc.	2,656	74,740
U.S. Concrete, Inc. (a)	376	21,977
United States Lime & Minerals, Inc.	46	3,437
		108,208
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	614	35,931
Class B	132	8,309
Myers Industries, Inc.	568	13,234
UFP Technologies, Inc. (a)	150	4,988
		62,462
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)	7,593	34,852
Allegheny Technologies, Inc. (a)	3,017	80,162
Ampco-Pittsburgh Corp.	202	1,990
Atkore International Group, Inc. (a)	800	14,216
Carpenter Technology Corp.	1,112	59,225
Century Aluminum Co. (a)	1,184	20,684
Cliffs Natural Resources, Inc. (a)	7,166	53,172
Coeur d'Alene Mines Corp. (a)	4,463	33,785
Commercial Metals Co.	2,777	58,345
Compass Minerals International, Inc.	806	54,244
Gold Resource Corp.	1,222	6,196
Haynes International, Inc.	303	12,668
Hecla Mining Co.	9,495	36,366
Kaiser Aluminum Corp.	398	39,219
Klondex Mines Ltd. (a)	4,324	10,594
Materion Corp.	479	24,309
Olympic Steel, Inc.	214	5,018
Ryerson Holding Corp. (a)	373	3,749
Schnitzer Steel Industries, Inc. Class A	630	18,554
SunCoke Energy, Inc. (a)	1,556	17,878
TimkenSteel Corp. (a)	966	16,219
Worthington Industries, Inc.	1,047	46,623
		648,068
Paper & Forest Products - 0.6%
Boise Cascade Co.	933	38,813
Clearwater Paper Corp. (a)	378	8,940
Kapstone Paper & Packaging Corp.	2,081	71,628
Louisiana-Pacific Corp.	3,477	98,503
Neenah, Inc.	403	31,434
P.H. Glatfelter Co.	1,042	21,767
Schweitzer-Mauduit International, Inc.	727	28,375
Verso Corp. (a)	829	14,972
		314,432

TOTAL MATERIALS		2,136,052

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust (SBI)	1,997	47,129
Agree Realty Corp.	682	33,336
Alexander & Baldwin, Inc.	1,652	37,831
Alexanders, Inc.	52	20,454
American Assets Trust, Inc.	962	32,294
Americold Realty Trust	1,231	25,371
Armada Hoffler Properties, Inc.	1,122	15,226
Ashford Hospitality Trust, Inc.	1,904	13,100
Bluerock Residential Growth (REIT), Inc.	535	4,810
Braemar Hotels & Resorts, Inc.	618	6,427
CareTrust (REIT), Inc.	1,804	23,831
CatchMark Timber Trust, Inc.	1,065	13,888
CBL & Associates Properties, Inc.	4,024	16,820
Cedar Realty Trust, Inc.	2,055	7,994
Chatham Lodging Trust	1,070	20,384
Chesapeake Lodging Trust	1,425	42,095
City Office REIT, Inc.	820	9,332
Clipper Realty, Inc.	367	3,006
Community Healthcare Trust, Inc.	432	11,016
CorEnergy Infrastructure Trust, Inc.	299	11,523
Cousins Properties, Inc.	9,850	87,567
DiamondRock Hospitality Co.	4,797	53,007
Easterly Government Properties, Inc.	986	20,321
EastGroup Properties, Inc.	813	72,991
Education Realty Trust, Inc.	1,829	60,192
Farmland Partners, Inc.	740	5,639
First Industrial Realty Trust, Inc.	2,822	87,792
Four Corners Property Trust, Inc.	1,470	33,310
Franklin Street Properties Corp.	2,523	19,629
Front Yard Residential Corp. Class B	1,242	12,196
Getty Realty Corp.	751	18,813
Gladstone Commercial Corp.	726	12,589
Global Medical REIT, Inc.	423	3,295
Global Net Lease, Inc.	1,620	30,148
Government Properties Income Trust	2,360	29,476
Gramercy Property Trust	3,825	89,888
Healthcare Realty Trust, Inc.	2,931	81,570
Hersha Hospitality Trust	926	17,390
Independence Realty Trust, Inc.	2,019	18,979
Industrial Logistics Properties Trust (a)	485	9,952
InfraReit, Inc.	1,016	21,651
Investors Real Estate Trust	3,021	16,102
iStar Financial, Inc. (a)	1,574	15,960
Jernigan Capital, Inc.	307	5,894
Kite Realty Group Trust	1,975	29,072
LaSalle Hotel Properties (SBI)	2,730	80,726
Lexington Corporate Properties Trust	5,163	41,511
LTC Properties, Inc.	939	33,945
Mack-Cali Realty Corp.	2,194	37,671
MedEquities Realty Trust, Inc.	668	6,807
Monmouth Real Estate Investment Corp. Class A	1,770	27,665
National Health Investors, Inc.	965	65,881
National Storage Affiliates Trust	1,219	32,084
New Senior Investment Group, Inc.	1,971	16,990
NexPoint Residential Trust, Inc.	430	11,520
NorthStar Realty Europe Corp.	1,312	19,024
One Liberty Properties, Inc.	342	8,126
Pebblebrook Hotel Trust	1,651	57,768
Pennsylvania Real Estate Investment Trust (SBI)	1,676	16,224
Physicians Realty Trust	4,330	64,690
Potlatch Corp.	1,443	74,820
Preferred Apartment Communities, Inc. Class A	940	13,827
PS Business Parks, Inc.	477	54,989
QTS Realty Trust, Inc. Class A	1,191	42,149
Quality Care Properties, Inc. (a)	2,275	49,982
RAIT Financial Trust	1,185	215
Ramco-Gershenson Properties Trust (SBI)	1,884	22,514
Retail Opportunity Investments Corp.	2,600	44,720
Rexford Industrial Realty, Inc.	1,854	56,640
RLJ Lodging Trust	4,074	84,617
Ryman Hospitality Properties, Inc.	1,058	82,926
Sabra Health Care REIT, Inc.	4,265	78,092
Safety Income and Growth, Inc.	242	4,344
Saul Centers, Inc.	294	14,068
Select Income REIT	1,518	28,781
Seritage Growth Properties	607	21,591
Stag Industrial, Inc.	2,282	56,069
Summit Hotel Properties, Inc.	2,501	36,214
Sunstone Hotel Investors, Inc.	5,405	84,318
Terreno Realty Corp.	1,308	48,592
The GEO Group, Inc.	2,947	66,308
TIER REIT, Inc.	1,149	21,842
UMH Properties, Inc.	725	9,809
Universal Health Realty Income Trust (SBI)	318	19,058
Urban Edge Properties	2,494	51,302
Urstadt Biddle Properties, Inc. Class A	749	14,883
Washington Prime Group, Inc.	4,513	29,199
Washington REIT (SBI)	1,896	54,453
Whitestone REIT Class B	868	9,418
Xenia Hotels & Resorts, Inc.	2,588	53,287
		2,998,949
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	254	6,955
Consolidated-Tomoka Land Co.	91	5,598
Forestar Group, Inc. (a)	245	5,341
FRP Holdings, Inc. (a)	153	8,798
Griffin Industrial Realty, Inc.	11	408
HFF, Inc.	882	30,993
Kennedy-Wilson Holdings, Inc.	2,903	55,012
Marcus & Millichap, Inc. (a)	388	13,254
Maui Land & Pineapple, Inc. (a)	156	1,661
RE/MAX Holdings, Inc.	423	22,905
Redfin Corp.	1,401	29,981
Stratus Properties, Inc.	138	4,313
Tejon Ranch Co. (a)	459	11,167
The St. Joe Co. (a)	1,057	18,233
Transcontinental Realty Investors, Inc. (a)	39	1,710
Trinity Place Holdings, Inc. (a)	423	2,771
		219,100

TOTAL REAL ESTATE		3,218,049

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	256	13,568
Cincinnati Bell, Inc. (a)	1,029	15,589
Cogent Communications Group, Inc.	1,004	47,339
Consolidated Communications Holdings, Inc.	1,572	17,764
Frontier Communications Corp.	1,906	15,820
Globalstar, Inc. (a)	13,800	8,440
Hawaiian Telcom Holdco, Inc. (a)	139	3,786
IDT Corp. Class B	405	2,195
Intelsat SA (a)	846	8,265
Iridium Communications, Inc. (a)	2,020	24,038
Ooma, Inc. (a)	410	4,367
ORBCOMM, Inc. (a)	1,662	14,991
PDVWireless, Inc. (a)	220	6,402
Vonage Holdings Corp. (a)	4,948	55,319
WideOpenWest, Inc.	634	4,013
Windstream Holdings, Inc.	4,266	6,612
		248,508
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	906	21,255
Shenandoah Telecommunications Co.	1,121	42,318
Spok Holdings, Inc.	463	6,899
		70,472

TOTAL TELECOMMUNICATION SERVICES		318,980

UTILITIES - 3.3%
Electric Utilities - 1.0%
Allete, Inc.	1,222	93,373
El Paso Electric Co.	978	49,927
Genie Energy Ltd. Class B	314	1,306
IDACORP, Inc.	1,204	111,972
MGE Energy, Inc.	843	48,936
Otter Tail Corp.	943	41,351
PNM Resources, Inc.	1,920	76,128
Portland General Electric Co.	2,138	90,822
Spark Energy, Inc. Class A,	272	3,386
		517,201
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	379	28,804
New Jersey Resources Corp.	2,092	86,504
Northwest Natural Gas Co.	680	41,684
ONE Gas, Inc.	1,251	87,220
RGC Resources, Inc.	156	4,040
South Jersey Industries, Inc.	1,931	59,668
Southwest Gas Holdings, Inc.	1,144	83,501
Spire, Inc.	1,133	81,746
WGL Holdings, Inc.	1,219	103,737
		576,904
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	2,669	5,737
NRG Yield, Inc.:
Class A	852	15,004
Class C	1,559	27,750
Ormat Technologies, Inc.	969	56,105
Pattern Energy Group, Inc.	1,901	34,560
Terraform Power, Inc.	1,118	12,466
		151,622
Multi-Utilities - 0.5%
Avista Corp.	1,530	79,346
Black Hills Corp.	1,282	72,664
NorthWestern Energy Corp.	1,185	65,104
Unitil Corp.	359	17,444
		234,558
Water Utilities - 0.4%
American States Water Co.	872	48,588
AquaVenture Holdings Ltd. (a)	270	3,958
Artesian Resources Corp. Class A	183	7,009
Cadiz, Inc. (a)	499	6,712
California Water Service Group	1,157	44,834
Connecticut Water Service, Inc.	284	19,312
Consolidated Water Co., Inc.	341	4,825
Global Water Resources, Inc.	236	2,176
Middlesex Water Co.	396	16,497
Pure Cycle Corp. (a)	399	3,571
Select Energy Services, Inc. Class A	660	9,933
SJW Corp.	392	23,696
York Water Co.	329	10,594
		201,705

TOTAL UTILITIES		1,681,990

TOTAL COMMON STOCKS
(Cost $50,392,194)		50,552,945

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.74% (b)
(Cost $178,978)	178,942	178,978
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $50,571,172)		50,731,923
NET OTHER ASSETS (LIABILITIES) - 0.4%		194,386
NET ASSETS - 100%		$50,926,309

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	June 2018	$385,950	$(1,550)	$(1,550)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,769
Total	$1,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,246,429	$6,246,429	$--	$--
Consumer Staples	1,190,024	1,190,024	--	--
Energy	2,057,810	2,057,810	--	--
Financials	9,187,571	9,187,571	--	--
Health Care	8,339,432	8,339,432	--	--
Industrials	7,514,414	7,514,414	--	--
Information Technology	8,662,194	8,662,194	--	--
Materials	2,136,052	2,136,052	--	--
Real Estate	3,218,049	3,218,049	--	--
Telecommunication Services	318,980	318,980	--	--
Utilities	1,681,990	1,681,990	--	--
Money Market Funds	178,978	178,978	--	--
Total Investments in Securities:	$50,731,923	$50,731,923	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,550)	$(1,550)	$--	$--
Total Liabilities	$(1,550)	$(1,550)	$--	$--
Total Derivative Instruments:	$(1,550)	$(1,550)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,550)
Total Equity Risk	0	(1,550)
Total Value of Derivatives	$0	$(1,550)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $50,392,194)	$50,552,945
Fidelity Central Funds (cost $178,978)	178,978
Total Investment in Securities (cost $50,571,172)		$50,731,923
Segregated cash with brokers for derivative instruments		10,500
Cash		502
Receivable for investments sold		32,216
Receivable for fund shares sold		214,457
Dividends receivable		9,672
Distributions receivable from Fidelity Central Funds		1,307
Other receivables		33
Total assets		51,000,610
Liabilities
Payable for investments purchased	$7,885
Payable for fund shares redeemed	64,204
Payable for daily variation margin on futures contracts	2,212
Total liabilities		74,301
Net Assets		$50,926,309
Net Assets consist of:
Paid in capital		$50,806,538
Undistributed net investment income		24,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,104)
Net unrealized appreciation (depreciation) on investments		159,201
Net Assets, for 4,457,203 shares outstanding		$50,926,309
Net Asset Value, offering price and redemption price per share ($50,926,309 ÷ 4,457,203 shares)		$11.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$53,457
Income from Fidelity Central Funds		1,769
Total income		55,226
Expenses
Independent trustees' fees and expenses	$13
Miscellaneous	9
Total expenses before reductions	22
Expense reductions	(5)	17
Net investment income (loss)		55,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(51,380)
Foreign currency transactions	(1)
Futures contracts	3,366
Total net realized gain (loss)		(48,015)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	143,198
Futures contracts	(1,550)
Total change in net unrealized appreciation (depreciation)		141,648
Net gain (loss)		93,633
Net increase (decrease) in net assets resulting from operations		$148,842

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	For the period March 9, 2017 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,209	$1,209
Net realized gain (loss)	(48,015)	110
Change in net unrealized appreciation (depreciation)	141,648	17,553
Net increase (decrease) in net assets resulting from operations	148,842	18,872
Distributions to shareholders from net investment income	(29,084)	–
Distributions to shareholders from net realized gain	(12,396)	–
Total distributions	(41,480)	–
Share transactions
Proceeds from sales of shares	53,132,467	600,000
Reinvestment of distributions	41,480	–
Cost of shares redeemed	(2,973,872)	–
Net increase (decrease) in net assets resulting from share transactions	50,200,075	600,000
Total increase (decrease) in net assets	50,307,437	618,872
Net Assets
Beginning of period	618,872	–
End of period	$50,926,309	$618,872
Other Information
Undistributed net investment income end of period	$24,674	$1,215
Shares
Sold	4,654,904	60,000
Issued in reinvestment of distributions	3,697	–
Redeemed	(261,398)	–
Net increase (decrease)	4,397,203	60,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.02
Net realized and unrealized gain (loss)	1.10	.29
Total from investment operations	1.21	.31
Distributions from net investment income	(.06)	–
Distributions from net realized gain	(.03)	–
Total distributions	(.09)	–
Net asset value, end of period	$11.43	$10.31
Total ReturnC,D	11.72%	3.10%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	- %H
Expenses net of fee waivers, if anyG	-%	- %H
Expenses net of all reductionsG	-%	- %H
Net investment income (loss)	.97%	1.38%H
Supplemental Data
Net assets, end of period (000 omitted)	$50,926	$619
Portfolio turnover rateI	34%J	2%K

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, passive foreign investment company (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,754,398
Gross unrealized depreciation	(1,694,546)
Net unrealized appreciation (depreciation)	$59,852
Tax Cost	$50,672,071

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$56,530
Undistributed long-term capital gain	$3,389
Net unrealized appreciation (depreciation) on securities and other investments	$59,852

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017
Ordinary Income	$41,003	$ -
Long-term Capital Gains	477	–
Total	$41,480	$ -

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $28,489,984 and $1,820,730, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $23,567,263 in exchange for 2,052,897 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Small Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2018, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 26, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 235 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	- %-C	$1,000.00	$1,033.10	$-D
Hypothetical-E		$1,000.00	$1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Small Cap Index Fund voted to pay on June 11, 2018, to shareholders of record at the opening of business on June 8, 2018, a distribution of $.009 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.006 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2018, $3,814, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 44% of the dividends distributed in December 2017, during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 49% of the dividend distributed in December 2017, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZAP-ANN-0618
1.9881631.101

Fidelity® Large Cap Value Index Fund Investor Class and Premium Class Annual Report April 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Life of fundA
Investor Class	7.49%	10.94%
Premium Class	7.53%	11.07%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund - Investor Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$12,176	Fidelity® Large Cap Value Index Fund - Investor Class
$12,207	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes finished roughly in line with the 7.50% gain of the benchmark Russell 1000® Value Index. Within the benchmark, many top contributors on an absolute basis came from the information technology and financials sectors, the two top-performing groups in the index. In financials, bank stocks JPMorgan Chase (+27%), Bank of America (+30%) and Citigroup (+17%) all benefited from continued higher interest rates, as well as corporate tax cuts that added to the companies' profitability. Also in financials, insurance-focused conglomerate Berkshire Hathaway gained 17%. Within technology, top performers were semiconductor company Intel (+46%) and networking equipment manufacturer Cisco Systems (+34%). Elsewhere, standouts included diversified health care company Abbott Laboratories (+36%), pharmaceutical manufacturer Pfizer (+12%) and energy company ConocoPhillips (+40%). In contrast, shares of industrial conglomerate General Electric returned -50%, as the company faced a variety of business challenges and, late in 2017, cut its dividend. The stock of tobacco manufacturer Philip Morris International (-23%) fell sharply in April, after the company reported weaker-than-expected financial results. A worse-than-anticipated April earnings and revenue report weighed on shares of telecommunication services provider AT&T (-13%). Other notable detractors included drug maker Allergan (-36%), packaged-food giant Kraft Heinz (-36%) and consumer-goods company Procter & Gamble (-14%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
JPMorgan Chase & Co.	3.1
Berkshire Hathaway, Inc. Class B	3.1
Exxon Mobil Corp.	2.7
Johnson & Johnson	2.4
Bank of America Corp.	2.4
Intel Corp.	2.0
Chevron Corp.	2.0
Wells Fargo & Co.	1.9
Cisco Systems, Inc.	1.8
Pfizer, Inc.	1.8
23.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	26.8
Health Care	13.7
Energy	11.7
Information Technology	9.1
Industrials	7.9
Consumer Staples	7.6
Consumer Discretionary	6.7
Utilities	6.0
Real Estate	4.6
Materials	2.9

Asset Allocation (% of fund's net assets)

As of April 30, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.0%

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.2%
Adient PLC	8,365	$512,691
BorgWarner, Inc.	15,596	763,268
Gentex Corp.	8,175	185,900
Lear Corp.	986	184,352
The Goodyear Tire & Rubber Co.	20,189	506,946
		2,153,157
Automobiles - 0.8%
Ford Motor Co.	326,331	3,667,960
General Motors Co.	109,875	4,036,808
Harley-Davidson, Inc. (a)	3,516	144,613
		7,849,381
Distributors - 0.1%
Genuine Parts Co. (a)	7,683	678,563
LKQ Corp. (b)	22,860	709,117
		1,387,680
Diversified Consumer Services - 0.0%
Graham Holdings Co.	379	228,556
H&R Block, Inc.	14,149	391,220
		619,776
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	11,846	442,922
Carnival Corp.	34,030	2,145,932
Extended Stay America, Inc. unit	7,435	145,577
Hilton Worldwide Holdings, Inc.	2,713	213,893
Hyatt Hotels Corp. Class A	4,296	330,234
International Game Technology PLC	9,057	256,041
MGM Mirage, Inc.	39,438	1,239,142
Norwegian Cruise Line Holdings Ltd. (b)	16,554	885,142
Royal Caribbean Cruises Ltd.	14,413	1,559,342
U.S. Foods Holding Corp. (b)	17,490	597,808
Yum China Holdings, Inc.	4,257	182,029
		7,998,062
Household Durables - 0.6%
D.R. Horton, Inc.	13,588	599,774
Garmin Ltd.	10,042	589,164
Leggett & Platt, Inc. (a)	2,096	84,993
Lennar Corp.:
Class A	21,103	1,116,138
Class B	1,399	59,723
Mohawk Industries, Inc. (b)	4,819	1,011,412
Newell Brands, Inc.	40,024	1,105,863
PulteGroup, Inc.	16,026	486,549
Tempur Sealy International, Inc. (a)(b)	2,010	89,948
Toll Brothers, Inc.	7,668	323,283
Whirlpool Corp.	5,282	818,446
		6,285,293
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc. (b)	3,655	149,124
Liberty Interactive Corp. QVC Group Series A (b)	14,241	333,382
TripAdvisor, Inc. (b)	4,527	169,400
		651,906
Leisure Products - 0.1%
Brunswick Corp.	1,135	67,964
Hasbro, Inc.	2,433	214,323
Mattel, Inc. (a)	23,350	345,580
		627,867
Media - 2.3%
Charter Communications, Inc. Class A (b)	4,834	1,311,416
Cinemark Holdings, Inc.	8,929	349,749
Comcast Corp. Class A	28,650	899,324
Discovery Communications, Inc.:
Class A (a)(b)	14,237	336,705
Class C (non-vtg.) (b)	18,542	412,003
DISH Network Corp. Class A (b)	3,830	128,497
GCI Liberty, Inc. (b)	7,038	313,895
Interpublic Group of Companies, Inc.	5,281	124,579
John Wiley & Sons, Inc. Class A	3,477	229,308
Liberty Broadband Corp.:
Class A (b)	3,239	228,285
Class C (b)	7,458	528,698
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	12,968	382,815
Liberty Media Class A (b)	4,680	131,555
Liberty SiriusXM Series A (b)	7,410	309,516
Liberty SiriusXM Series C (b)	14,603	608,361
Lions Gate Entertainment Corp.:
Class A	1,750	43,558
Class B	2,345	53,982
News Corp.:
Class A	32,429	518,215
Class B	9,492	154,245
Sirius XM Holdings, Inc. (a)	8,672	54,894
Tegna, Inc.	18,174	192,099
The Madison Square Garden Co. (b)	1,410	342,658
The Walt Disney Co.	40,564	4,069,786
Time Warner, Inc.	65,478	6,207,314
Tribune Media Co. Class A	6,294	237,850
Twenty-First Century Fox, Inc.:
Class A	84,008	3,071,332
Class B	34,295	1,237,021
Viacom, Inc. Class B (non-vtg.)	30,111	908,148
		23,385,808
Multiline Retail - 0.6%
Dollar General Corp.	14,068	1,357,984
Dollar Tree, Inc. (b)	900	86,301
Kohl's Corp.	13,990	869,059
Macy's, Inc.	25,306	786,257
Target Corp.	46,387	3,367,696
		6,467,297
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	4,337	496,370
AutoNation, Inc. (b)	5,439	251,227
AutoZone, Inc. (b)	342	213,586
Bed Bath & Beyond, Inc.	11,365	198,433
Best Buy Co., Inc.	21,078	1,613,099
Burlington Stores, Inc. (b)	2,333	316,938
Dick's Sporting Goods, Inc.	1,833	60,654
Foot Locker, Inc.	9,388	404,435
GameStop Corp. Class A (a)	7,366	100,546
Gap, Inc.	18,480	540,355
L Brands, Inc.	16,682	582,369
Michaels Companies, Inc. (b)	1,377	25,640
Murphy U.S.A., Inc. (b)	2,492	155,924
Penske Automotive Group, Inc.	2,924	131,872
Sally Beauty Holdings, Inc. (b)	6,544	113,146
Signet Jewelers Ltd.	5,090	197,899
Tiffany & Co., Inc.	8,967	922,077
Urban Outfitters, Inc. (b)	6,499	261,715
Williams-Sonoma, Inc.	5,388	257,546
		6,843,831
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. (b)	11,004	752,894
PVH Corp.	6,530	1,042,645
Ralph Lauren Corp.	4,638	509,484
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	5,958	169,803
Switch, Inc. Class A	960	13,680
Tapestry, Inc.	19,657	1,056,957
Under Armour, Inc.:
Class A (sub. vtg.) (b)	4,020	71,395
Class C (non-vtg.) (a)(b)	4,904	75,276
VF Corp.	7,036	569,001
		4,261,135

TOTAL CONSUMER DISCRETIONARY		68,531,193

CONSUMER STAPLES - 7.6%
Beverages - 0.6%
Brown-Forman Corp.:
Class A	867	46,272
Class B (non-vtg.)	591	33,120
Molson Coors Brewing Co. Class B	14,394	1,025,429
PepsiCo, Inc.	15,670	1,581,730
The Coca-Cola Co.	81,409	3,517,683
		6,204,234
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	3,028	292,505
CVS Health Corp.	85,471	5,968,440
Kroger Co.	33,358	840,288
Rite Aid Corp. (a)(b)	40,959	68,402
Walgreens Boots Alliance, Inc.	58,771	3,905,333
Walmart, Inc.	120,833	10,688,887
		21,763,855
Food Products - 1.9%
Archer Daniels Midland Co.	45,977	2,086,436
Bunge Ltd.	11,545	833,895
Campbell Soup Co.	5,208	212,382
ConAgra Foods, Inc.	31,454	1,166,000
Flowers Foods, Inc.	15,324	346,476
General Mills, Inc.	13,819	604,443
Hormel Foods Corp. (a)	22,406	812,218
Ingredion, Inc.	5,993	725,692
Kellogg Co.	1,535	90,412
Lamb Weston Holdings, Inc.	9,303	607,672
Mondelez International, Inc.	120,812	4,772,074
Pilgrim's Pride Corp. (b)	298	6,437
Pinnacle Foods, Inc.	10,135	612,154
Post Holdings, Inc. (b)	5,605	445,990
Seaboard Corp.	18	72,127
The Hain Celestial Group, Inc. (b)	8,026	233,797
The Hershey Co.	1,225	112,627
The J.M. Smucker Co.	9,522	1,086,270
The Kraft Heinz Co.	50,367	2,839,691
TreeHouse Foods, Inc. (b)	3,090	118,965
Tyson Foods, Inc. Class A	23,185	1,625,269
		19,411,027
Household Products - 1.9%
Clorox Co.	1,480	173,456
Colgate-Palmolive Co.	61,109	3,986,140
Kimberly-Clark Corp.	4,388	454,334
Procter & Gamble Co.	200,902	14,533,251
		19,147,181
Personal Products - 0.1%
Coty, Inc. Class A	38,527	668,443
Edgewell Personal Care Co. (b)	4,517	198,974
Nu Skin Enterprises, Inc. Class A	2,984	212,312
		1,079,729
Tobacco - 1.0%
Philip Morris International, Inc.	118,626	9,727,332

TOTAL CONSUMER STAPLES		77,333,358

ENERGY - 11.7%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A (a)	36,062	1,302,199
Halliburton Co.	23,093	1,223,698
Helmerich & Payne, Inc. (a)	8,792	611,484
Nabors Industries Ltd.	26,607	202,479
National Oilwell Varco, Inc.	31,325	1,211,338
Oceaneering International, Inc.	8,407	178,565
Patterson-UTI Energy, Inc.	17,615	377,313
RPC, Inc. (a)	240	4,322
Schlumberger Ltd.	117,404	8,049,218
Transocean Ltd. (United States) (a)(b)	36,346	449,600
Weatherford International PLC (a)(b)	75,438	222,542
		13,832,758
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	46,124	3,105,068
Andeavor	13,016	1,800,373
Antero Resources Corp. (b)	9,270	176,130
Apache Corp.	29,727	1,217,321
Cabot Oil & Gas Corp.	11,140	266,357
Centennial Resource Development, Inc. Class A (a)(b)	12,691	234,784
Cheniere Energy, Inc. (b)	6,127	356,346
Chesapeake Energy Corp. (a)(b)	67,187	199,545
Chevron Corp.	159,049	19,898,620
Cimarex Energy Co.	594	59,750
CNX Resources Corp. (b)	18,738	278,447
Concho Resources, Inc. (b)	12,302	1,933,997
ConocoPhillips Co.	98,735	6,467,143
CONSOL Energy, Inc. (b)	1,889	59,409
Continental Resources, Inc. (b)	4,143	273,687
Devon Energy Corp.	40,386	1,467,223
Diamondback Energy, Inc. (b)	6,296	808,721
Energen Corp. (b)	8,145	533,009
EOG Resources, Inc.	43,948	5,193,335
EQT Corp.	17,336	870,094
Extraction Oil & Gas, Inc. (a)(b)	9,575	135,199
Exxon Mobil Corp.	356,464	27,715,076
Gulfport Energy Corp. (b)	11,351	105,564
Hess Corp.	23,366	1,331,628
HollyFrontier Corp.	14,959	907,862
Kinder Morgan, Inc.	160,427	2,537,955
Kosmos Energy Ltd. (b)	18,236	128,381
Marathon Oil Corp.	70,139	1,280,037
Marathon Petroleum Corp.	40,685	3,047,713
Murphy Oil Corp.	13,068	393,477
Noble Energy, Inc.	40,955	1,385,508
Occidental Petroleum Corp.	64,023	4,946,417
Parsley Energy, Inc. Class A (b)	6,914	207,627
PBF Energy, Inc. Class A	9,287	355,971
Phillips 66 Co.	35,545	3,956,514
Pioneer Natural Resources Co.	14,443	2,910,987
QEP Resources, Inc. (b)	20,408	248,569
Range Resources Corp.	19,513	270,255
RSP Permian, Inc. (b)	5,252	260,552
SM Energy Co.	9,660	231,357
Southwestern Energy Co. (b)	46,775	191,778
Targa Resources Corp.	17,588	826,108
The Williams Companies, Inc.	59,213	1,523,550
Valero Energy Corp.	36,729	4,074,348
Whiting Petroleum Corp. (b)	7,496	305,987
World Fuel Services Corp.	4,993	107,200
WPX Energy, Inc. (b)	32,040	547,564
		105,132,543

TOTAL ENERGY		118,965,301

FINANCIALS - 26.8%
Banks - 12.8%
Associated Banc-Corp.	13,379	353,875
Bank of America Corp.	804,469	24,069,712
Bank of Hawaii Corp.	4,564	384,334
Bank of the Ozarks, Inc.	5,411	253,235
BankUnited, Inc.	8,413	333,239
BB&T Corp.	66,149	3,492,667
BOK Financial Corp.	2,125	213,945
CIT Group, Inc.	11,004	582,662
Citigroup, Inc.	215,305	14,698,872
Citizens Financial Group, Inc.	40,546	1,682,254
Comerica, Inc.	14,911	1,410,282
Commerce Bancshares, Inc.	7,646	485,674
Cullen/Frost Bankers, Inc.	4,812	550,733
East West Bancorp, Inc.	10,634	708,437
Fifth Third Bancorp	59,178	1,962,934
First Hawaiian, Inc.	4,128	113,726
First Horizon National Corp.	26,280	480,924
First Republic Bank	2,404	223,259
FNB Corp., Pennsylvania	36,213	470,769
Huntington Bancshares, Inc.	90,018	1,342,168
JPMorgan Chase & Co.	290,297	31,578,491
KeyCorp	88,130	1,755,550
M&T Bank Corp.	11,654	2,124,175
PacWest Bancorp	10,923	559,695
Peoples United Financial, Inc.	29,292	535,751
Pinnacle Financial Partners, Inc.	3,651	233,847
PNC Financial Services Group, Inc.	39,975	5,820,760
Popular, Inc.	8,470	392,076
Prosperity Bancshares, Inc.	6,081	436,433
Regions Financial Corp.	93,324	1,745,159
Signature Bank (b)	1,729	219,842
SunTrust Banks, Inc.	38,792	2,591,306
SVB Financial Group (b)	1,089	326,275
Synovus Financial Corp.	11,131	581,817
TCF Financial Corp.	12,240	303,919
U.S. Bancorp	131,002	6,609,051
Webster Financial Corp.	8,159	491,090
Wells Fargo & Co.	370,496	19,250,972
Western Alliance Bancorp. (b)	3,616	213,272
Zions Bancorporation	18,080	989,880
		130,573,062
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	4,672	770,226
Ameriprise Financial, Inc.	1,078	151,146
Bank of New York Mellon Corp.	82,788	4,512,774
BGC Partners, Inc. Class A	14,536	194,201
BlackRock, Inc. Class A	10,461	5,455,412
Brighthouse Financial, Inc.	6,591	334,691
Charles Schwab Corp.	20,192	1,124,291
CME Group, Inc.	28,469	4,488,992
E*TRADE Financial Corp. (b)	22,446	1,362,023
Federated Investors, Inc. Class B (non-vtg.)	5,534	146,485
Franklin Resources, Inc.	27,503	925,201
Goldman Sachs Group, Inc.	29,483	7,026,683
Interactive Brokers Group, Inc.	5,532	410,474
IntercontinentalExchange, Inc.	24,825	1,798,820
Invesco Ltd.	27,660	801,310
Lazard Ltd. Class A	618	33,632
Legg Mason, Inc.	5,894	233,992
Morgan Stanley	107,432	5,545,640
Morningstar, Inc.	186	20,196
Northern Trust Corp.	17,247	1,841,117
Raymond James Financial, Inc.	8,216	737,386
State Street Corp.	29,550	2,948,499
T. Rowe Price Group, Inc.	16,587	1,887,932
TD Ameritrade Holding Corp.	2,590	150,453
The NASDAQ OMX Group, Inc.	9,208	813,251
		43,714,827
Consumer Finance - 1.6%
Ally Financial, Inc.	35,308	921,539
American Express Co.	60,670	5,991,163
Capital One Financial Corp.	37,633	3,410,302
Credit Acceptance Corp. (b)	56	18,527
Discover Financial Services	30,930	2,203,763
Navient Corp.	22,524	298,668
OneMain Holdings, Inc. (b)	5,804	179,053
Santander Consumer U.S.A. Holdings, Inc.	13,096	241,621
SLM Corp. (b)	37,062	425,472
Synchrony Financial	63,931	2,120,591
		15,810,699
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (b)	161,963	31,377,092
Leucadia National Corp.	19,667	472,795
Voya Financial, Inc.	14,299	748,553
		32,598,440
Insurance - 4.6%
AFLAC, Inc.	63,279	2,883,624
Alleghany Corp.	1,229	706,269
Allstate Corp.	21,259	2,079,555
American Financial Group, Inc.	5,700	645,354
American International Group, Inc.	66,452	3,721,312
American National Insurance Co.	643	77,591
Arch Capital Group Ltd. (b)	8,698	696,971
Arthur J. Gallagher & Co.	5,916	414,061
Aspen Insurance Holdings Ltd.	3,250	137,963
Assurant, Inc.	3,357	311,597
Assured Guaranty Ltd.	9,747	353,719
Athene Holding Ltd. (b)	9,932	486,668
Axis Capital Holdings Ltd.	6,873	403,445
Brown & Brown, Inc.	18,964	516,390
Chubb Ltd.	39,168	5,313,923
Cincinnati Financial Corp.	12,631	888,465
CNA Financial Corp.	2,230	112,526
Erie Indemnity Co. Class A	600	70,062
Everest Re Group Ltd.	3,326	773,860
First American Financial Corp.	9,149	467,605
FNF Group	21,420	788,899
Hanover Insurance Group, Inc.	3,339	383,484
Hartford Financial Services Group, Inc.	31,616	1,702,205
Lincoln National Corp.	17,928	1,266,434
Loews Corp.	22,372	1,173,635
Markel Corp. (b)	1,113	1,257,735
Mercury General Corp.	2,674	122,282
MetLife, Inc.	77,088	3,674,785
Old Republic International Corp.	20,413	416,425
Principal Financial Group, Inc.	21,852	1,294,075
ProAssurance Corp.	4,388	207,552
Prudential Financial, Inc.	35,190	3,741,401
Reinsurance Group of America, Inc.	5,267	786,890
RenaissanceRe Holdings Ltd.	3,076	418,459
The Travelers Companies, Inc.	22,471	2,957,184
Torchmark Corp.	9,360	811,886
Unum Group	18,407	890,531
Validus Holdings Ltd.	6,492	439,963
W.R. Berkley Corp.	7,821	583,134
White Mountains Insurance Group Ltd.	280	242,281
Willis Group Holdings PLC	10,339	1,535,445
XL Group Ltd.	14,173	787,877
		46,543,522
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	33,990	643,091
Annaly Capital Management, Inc.	95,056	985,731
Chimera Investment Corp.	14,147	247,431
MFA Financial, Inc.	35,605	267,750
New Residential Investment Corp.	28,756	502,655
Starwood Property Trust, Inc.	21,496	450,556
Two Harbors Investment Corp.	15,456	235,859
		3,333,073
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	36,618	435,022
TFS Financial Corp.	3,733	55,659
		490,681

TOTAL FINANCIALS		273,064,304

HEALTH CARE - 13.7%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (b)	161	13,510
Alexion Pharmaceuticals, Inc. (b)	3,320	390,532
Alnylam Pharmaceuticals, Inc. (b)	914	86,400
Amgen, Inc.	43,446	7,580,458
Biogen, Inc. (b)	1,008	275,789
Gilead Sciences, Inc.	30,819	2,226,056
Intrexon Corp. (a)(b)	751	13,653
Opko Health, Inc. (a)(b)	24,232	73,665
United Therapeutics Corp. (b)	3,593	395,625
		11,055,688
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	141,968	8,252,600
Baxter International, Inc.	38,735	2,692,083
Danaher Corp.	52,090	5,225,669
Dentsply Sirona, Inc.	18,581	935,368
Hill-Rom Holdings, Inc.	217	18,625
Hologic, Inc. (b)	10,068	390,538
Medtronic PLC	105,543	8,457,161
Steris PLC	6,983	660,033
Teleflex, Inc.	3,174	850,251
The Cooper Companies, Inc.	928	212,243
Zimmer Biomet Holdings, Inc.	16,793	1,934,050
		29,628,621
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(b)	6,776	241,090
Aetna, Inc.	18,165	3,252,443
Anthem, Inc.	21,484	5,070,009
Brookdale Senior Living, Inc. (b)	13,633	98,703
Cardinal Health, Inc.	26,568	1,704,869
Centene Corp. (b)	12,544	1,362,028
Cigna Corp.	2,456	421,990
DaVita HealthCare Partners, Inc. (b)	12,132	761,768
Envision Healthcare Corp. (b)	9,972	370,659
Express Scripts Holding Co. (b)	44,161	3,342,988
HCA Holdings, Inc.	21,801	2,087,228
Humana, Inc.	680	200,042
Laboratory Corp. of America Holdings (b)	8,451	1,443,008
LifePoint Hospitals, Inc. (b)	2,729	130,719
McKesson Corp.	15,364	2,400,010
MEDNAX, Inc. (b)	7,946	364,801
Patterson Companies, Inc.	5,370	125,014
Premier, Inc. (b)	3,564	117,576
Quest Diagnostics, Inc.	11,384	1,152,061
Universal Health Services, Inc. Class B	7,190	821,098
Wellcare Health Plans, Inc. (b)	332	68,113
		25,536,217
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	20,477	1,346,158
Bio-Rad Laboratories, Inc. Class A (b)	1,741	441,709
Bruker Corp.	5,666	167,317
PerkinElmer, Inc.	7,404	543,157
QIAGEN NV (b)	12,623	412,898
Quintiles Transnational Holdings, Inc. (b)	4,585	439,060
Thermo Fisher Scientific, Inc.	18,263	3,841,622
		7,191,921
Pharmaceuticals - 6.5%
Akorn, Inc. (b)	235	3,391
Allergan PLC	28,206	4,333,852
Bristol-Myers Squibb Co.	70,295	3,664,478
Endo International PLC (b)	16,270	93,227
Johnson & Johnson	192,099	24,298,603
Mallinckrodt PLC (a)(b)	7,266	94,458
Merck & Co., Inc.	216,821	12,764,252
Mylan NV (b)	44,398	1,720,866
Perrigo Co. PLC	10,815	845,084
Pfizer, Inc.	498,060	18,233,977
		66,052,188

TOTAL HEALTH CARE		139,464,635

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.0%
Arconic, Inc.	35,259	627,963
General Dynamics Corp.	12,602	2,536,909
Harris Corp.	7,398	1,157,195
Hexcel Corp.	2,449	162,785
Huntington Ingalls Industries, Inc.	601	146,169
L3 Technologies, Inc.	6,424	1,258,333
Lockheed Martin Corp.	2,041	654,834
Orbital ATK, Inc.	4,620	611,596
Raytheon Co.	15,402	3,156,486
Spirit AeroSystems Holdings, Inc. Class A	9,597	771,311
Teledyne Technologies, Inc. (b)	2,911	544,619
Textron, Inc.	22,579	1,403,059
United Technologies Corp.	62,528	7,512,739
		20,543,998
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	4,239	270,703
XPO Logistics, Inc. (b)	2,486	241,540
		512,243
Airlines - 0.6%
Alaska Air Group, Inc.	2,045	132,782
American Airlines Group, Inc.	20,312	871,994
Copa Holdings SA Class A	2,277	266,796
Delta Air Lines, Inc.	54,859	2,864,737
JetBlue Airways Corp. (b)	27,092	519,895
Spirit Airlines, Inc. (b)	5,849	208,926
United Continental Holdings, Inc. (b)	22,508	1,520,190
		6,385,320
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	546	29,861
Johnson Controls International PLC	77,825	2,635,933
Lennox International, Inc.	392	75,801
Masco Corp.	8,756	331,590
Owens Corning	9,332	611,153
USG Corp. (b)	6,718	270,265
		3,954,603
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (b)	1,581	72,410
Pitney Bowes, Inc.	16,445	168,068
Republic Services, Inc.	18,767	1,213,850
Stericycle, Inc. (b)	7,054	414,140
Waste Management, Inc.	6,502	528,548
		2,397,016
Construction & Engineering - 0.2%
AECOM (b)	12,966	446,549
Fluor Corp.	11,658	687,239
Jacobs Engineering Group, Inc.	10,120	587,871
Quanta Services, Inc. (b)	9,708	315,510
Valmont Industries, Inc.	1,896	269,422
		2,306,591
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,153	138,095
AMETEK, Inc.	15,704	1,096,139
Eaton Corp. PLC	36,648	2,749,699
Emerson Electric Co.	47,409	3,148,432
Fortive Corp.	2,288	160,869
Hubbell, Inc. Class B	1,522	158,075
Regal Beloit Corp.	3,489	248,417
Sensata Technologies, Inc. PLC (a)(b)	7,025	356,308
		8,056,034
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	5,099	549,315
General Electric Co.	601,549	8,463,794
Honeywell International, Inc.	26,343	3,811,305
ITT, Inc.	7,675	375,231
Roper Technologies, Inc.	548	144,776
		13,344,421
Machinery - 1.3%
AGCO Corp.	5,706	357,652
Caterpillar, Inc.	4,382	632,586
Colfax Corp. (b)	7,006	217,256
Crane Co.	4,088	341,920
Cummins, Inc.	8,872	1,418,278
Donaldson Co., Inc.	525	23,237
Dover Corp.	11,405	1,057,244
Flowserve Corp.	10,699	475,143
Gates Industrial Corp. PLC (b)	1,400	21,924
IDEX Corp.	271	36,222
Ingersoll-Rand PLC	10,381	870,862
Oshkosh Corp.	6,291	453,959
PACCAR, Inc.	28,705	1,827,647
Parker Hannifin Corp.	1,657	272,775
Pentair PLC	14,056	945,688
Snap-On, Inc. (a)	4,118	598,140
Stanley Black & Decker, Inc.	11,468	1,623,754
Terex Corp.	6,549	239,169
Timken Co.	5,998	256,415
Trinity Industries, Inc.	12,702	404,813
Wabtec Corp.	4,881	433,482
Xylem, Inc.	7,091	516,934
		13,025,100
Marine - 0.0%
Kirby Corp. (b)	4,485	382,571
Professional Services - 0.2%
Dun & Bradstreet Corp.	1,921	221,511
IHS Markit Ltd. (b)	13,786	677,306
Manpower, Inc.	5,487	525,216
Nielsen Holdings PLC	29,475	926,989
		2,351,022
Road & Rail - 0.7%
AMERCO	389	131,295
CSX Corp.	7,236	429,746
Genesee & Wyoming, Inc. Class A (b)	5,219	371,593
Kansas City Southern	8,539	910,514
Norfolk Southern Corp.	23,836	3,419,751
Old Dominion Freight Lines, Inc.	2,007	268,657
Ryder System, Inc.	4,542	306,267
Union Pacific Corp.	6,077	812,070
		6,649,893
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	7,523	313,634
MSC Industrial Direct Co., Inc. Class A	2,062	178,239
W.W. Grainger, Inc.	267	75,120
WESCO International, Inc. (b)	3,714	221,169
		788,162
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	6,251	236,913

TOTAL INDUSTRIALS		80,933,887

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 2.1%
Arris International PLC (b)	14,289	385,803
Cisco Systems, Inc.	417,656	18,497,984
CommScope Holding Co., Inc. (b)	7,960	304,231
EchoStar Holding Corp. Class A (b)	3,963	208,216
Juniper Networks, Inc.	30,636	753,339
Motorola Solutions, Inc.	12,339	1,355,192
		21,504,765
Electronic Equipment & Components - 0.5%
ADT, Inc.	3,852	34,321
Arrow Electronics, Inc. (b)	7,497	560,326
Avnet, Inc.	10,382	407,286
Corning, Inc.	67,517	1,824,309
Dolby Laboratories, Inc. Class A	4,554	272,420
FLIR Systems, Inc.	5,311	284,404
Jabil, Inc.	14,585	387,961
Keysight Technologies, Inc. (b)	15,504	801,247
National Instruments Corp.	2,096	85,705
Trimble, Inc. (b)	3,956	136,878
		4,794,857
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (b)	13,647	977,808
eBay, Inc. (b)	79,143	2,997,937
LogMeIn, Inc.	1,538	169,488
Twitter, Inc. (b)	53,093	1,609,249
Zillow Group, Inc.:
Class A (b)	2,022	97,804
Class C (a)(b)	1,867	90,531
		5,942,817
IT Services - 0.7%
Amdocs Ltd.	11,792	793,012
Booz Allen Hamilton Holding Corp. Class A	445	17,635
Conduent, Inc. (b)	15,810	307,663
CoreLogic, Inc. (b)	3,062	151,569
Fidelity National Information Services, Inc.	12,746	1,210,488
IBM Corp.	22,136	3,208,835
Leidos Holdings, Inc.	11,876	762,795
Sabre Corp.	3,438	70,960
Teradata Corp. (b)	10,017	409,896
WEX, Inc. (b)	610	98,771
		7,031,624
Semiconductors & Semiconductor Equipment - 3.1%
Cypress Semiconductor Corp.	25,418	370,594
First Solar, Inc. (b)	6,668	472,828
Intel Corp.	396,156	20,449,573
Marvell Technology Group Ltd.	32,857	659,111
Micron Technology, Inc. (b)	22,252	1,023,147
Microsemi Corp. (b)	1,857	120,129
NXP Semiconductors NV (b)	12,018	1,260,688
ON Semiconductor Corp. (b)	2,429	53,632
Qorvo, Inc. (b)	5,182	349,267
Qualcomm, Inc.	123,865	6,318,354
Teradyne, Inc.	1,392	45,310
Versum Materials, Inc.	9,086	319,645
Xilinx, Inc.	893	57,366
		31,499,644
Software - 1.3%
Autodesk, Inc. (b)	3,250	409,175
CA Technologies, Inc.	25,960	903,408
FireEye, Inc. (b)	14,580	263,169
Guidewire Software, Inc. (b)	3,657	309,455
Nuance Communications, Inc. (b)	25,244	371,592
Oracle Corp.	224,804	10,266,799
SS&C Technologies Holdings, Inc.	1,199	59,530
Synopsys, Inc. (b)	11,240	961,132
Zynga, Inc. (b)	65,764	226,886
		13,771,146
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	130,840	2,230,822
HP, Inc.	140,698	3,023,600
NetApp, Inc.	3,321	221,112
Western Digital Corp.	21,206	1,670,821
Xerox Corp.	19,118	601,261
		7,747,616

TOTAL INFORMATION TECHNOLOGY		92,292,469

MATERIALS - 2.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	17,811	2,890,547
Albemarle Corp. U.S.	7,432	720,607
Ashland Global Holdings, Inc.	5,340	353,401
Cabot Corp.	5,725	319,799
Celanese Corp. Class A	4,792	520,747
CF Industries Holdings, Inc.	19,342	750,470
DowDuPont, Inc.	103,279	6,531,364
Eastman Chemical Co.	12,371	1,262,832
Huntsman Corp.	8,371	249,205
LyondellBasell Industries NV Class A	15,255	1,612,911
NewMarket Corp.	26	9,868
Olin Corp.	14,578	440,110
Platform Specialty Products Corp. (b)	8,840	89,019
PPG Industries, Inc.	1,418	150,138
Praxair, Inc.	2,869	437,580
RPM International, Inc.	568	27,434
The Mosaic Co.	29,108	784,461
The Scotts Miracle-Gro Co. Class A	176	14,710
Valvoline, Inc.	17,258	349,992
Westlake Chemical Corp.	1,712	183,133
		17,698,328
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	612	119,199
Vulcan Materials Co.	783	87,453
		206,652
Containers & Packaging - 0.4%
Aptargroup, Inc.	4,080	381,480
Ardagh Group SA	447	9,083
Avery Dennison Corp.	255	26,727
Ball Corp.	13,250	531,193
Bemis Co., Inc.	7,661	331,491
Crown Holdings, Inc. (b)	3,070	153,009
Graphic Packaging Holding Co.	6,677	95,481
International Paper Co.	2,871	148,029
Owens-Illinois, Inc. (b)	3,445	70,037
Sealed Air Corp.	7,636	334,839
Sonoco Products Co.	8,095	415,759
WestRock Co.	20,760	1,228,162
		3,725,290
Metals & Mining - 0.8%
Alcoa Corp. (b)	15,295	783,104
Freeport-McMoRan, Inc.	90,651	1,378,802
Newmont Mining Corp.	44,502	1,748,484
Nucor Corp.	26,401	1,626,830
Reliance Steel & Aluminum Co.	5,742	504,837
Royal Gold, Inc.	4,241	376,601
Southern Copper Corp.	452	23,870
Steel Dynamics, Inc.	16,794	752,539
Tahoe Resources, Inc.	23,318	117,503
United States Steel Corp.	14,545	492,057
		7,804,627
Paper & Forest Products - 0.0%
Domtar Corp.	6,067	266,341

TOTAL MATERIALS		29,701,238

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Alexandria Real Estate Equities, Inc.	8,226	1,024,713
American Campus Communities, Inc.	11,708	457,900
American Homes 4 Rent Class A	20,689	417,918
Apartment Investment & Management Co. Class A	13,400	544,040
Apple Hospitality (REIT), Inc.	17,664	317,775
AvalonBay Communities, Inc.	11,816	1,926,008
Boston Properties, Inc.	10,715	1,300,908
Brandywine Realty Trust (SBI)	15,919	256,455
Brixmor Property Group, Inc.	26,901	400,556
Camden Property Trust (SBI)	7,630	651,602
Colony NorthStar, Inc.	43,297	264,545
Columbia Property Trust, Inc.	10,399	222,123
Corporate Office Properties Trust (SBI)	7,922	217,934
Corrections Corp. of America	10,588	213,454
CubeSmart	4,753	139,928
CyrusOne, Inc.	796	42,658
DCT Industrial Trust, Inc.	8,494	556,952
DDR Corp.	27,659	200,528
Digital Realty Trust, Inc.	4,122	435,654
Douglas Emmett, Inc.	2,718	101,300
Duke Realty Corp.	29,050	787,255
Empire State Realty Trust, Inc.	12,567	218,917
EPR Properties	5,004	275,320
Equity Commonwealth (b)	9,738	301,781
Equity Residential (SBI)	30,440	1,878,452
Essex Property Trust, Inc.	5,454	1,307,269
Extra Space Storage, Inc.	1,539	137,879
Federal Realty Investment Trust (SBI)	3,594	416,365
Forest City Realty Trust, Inc. Class A	20,190	405,011
Gaming & Leisure Properties	10,905	373,714
General Growth Properties, Inc.	51,709	1,033,663
HCP, Inc.	39,803	929,798
Healthcare Trust of America, Inc.	16,572	414,134
Highwoods Properties, Inc. (SBI)	8,653	380,905
Hospitality Properties Trust (SBI)	13,997	348,245
Host Hotels & Resorts, Inc.	62,185	1,216,339
Hudson Pacific Properties, Inc.	11,981	393,815
Invitation Homes, Inc.	24,476	566,375
Iron Mountain, Inc.	2,780	94,353
JBG SMITH Properties	7,449	274,645
Kilroy Realty Corp.	8,114	581,530
Kimco Realty Corp.	34,562	501,495
Lamar Advertising Co. Class A	748	47,655
Liberty Property Trust (SBI)	12,063	504,475
Life Storage, Inc.	4,050	358,182
Medical Properties Trust, Inc.	31,382	401,062
Mid-America Apartment Communities, Inc.	9,358	855,883
National Retail Properties, Inc.	13,026	495,509
Omega Healthcare Investors, Inc.	16,912	439,374
Outfront Media, Inc.	9,234	173,138
Paramount Group, Inc.	18,668	267,886
Park Hotels & Resorts, Inc.	14,664	422,030
Piedmont Office Realty Trust, Inc. Class A	11,441	205,023
Prologis, Inc.	44,128	2,864,348
Rayonier, Inc.	10,266	381,793
Realty Income Corp.	23,249	1,174,307
Regency Centers Corp.	12,295	723,561
Retail Properties America, Inc.	17,560	202,642
Senior Housing Properties Trust (SBI)	20,983	326,705
Simon Property Group, Inc.	2,359	368,806
SL Green Realty Corp.	7,608	743,606
Spirit Realty Capital, Inc.	35,796	288,158
Store Capital Corp.	13,830	348,931
Sun Communities, Inc.	6,086	571,171
Tanger Factory Outlet Centers, Inc.	7,561	165,964
Taubman Centers, Inc.	2,249	125,899
The Macerich Co.	11,602	668,507
UDR, Inc.	21,171	765,332
Uniti Group, Inc. (a)	14,116	254,370
Ventas, Inc.	29,880	1,536,430
VEREIT, Inc.	85,118	578,802
Vornado Realty Trust	14,180	964,665
Weingarten Realty Investors (SBI)	10,138	278,491
Welltower, Inc.	31,908	1,705,164
Weyerhaeuser Co.	62,891	2,313,131
WP Carey, Inc.	8,922	569,670
		44,620,881
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	13,860	627,997
Howard Hughes Corp. (b)	3,081	416,859
Jones Lang LaSalle, Inc.	3,780	640,748
Realogy Holdings Corp. (a)	12,070	299,457
VICI Properties, Inc.	17,559	319,223
		2,304,284

TOTAL REAL ESTATE		46,925,165

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	517,082	16,908,581
CenturyLink, Inc. (a)	80,806	1,501,375
Verizon Communications, Inc.	171,286	8,452,964
		26,862,920
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	52,543	294,766
T-Mobile U.S., Inc. (b)	9,609	581,441
Telephone & Data Systems, Inc.	9,094	248,539
U.S. Cellular Corp. (b)	1,141	45,149
		1,169,895

TOTAL TELECOMMUNICATION SERVICES		28,032,815

UTILITIES - 6.0%
Electric Utilities - 3.6%
Alliant Energy Corp.	20,026	860,117
American Electric Power Co., Inc.	41,542	2,907,109
Duke Energy Corp.	58,645	4,700,983
Edison International	26,690	1,748,729
Entergy Corp.	14,967	1,221,158
Eversource Energy	26,169	1,576,682
Exelon Corp.	79,996	3,174,241
FirstEnergy Corp.	37,769	1,299,254
Great Plains Energy, Inc.	18,202	595,751
Hawaiian Electric Industries, Inc.	9,314	323,103
NextEra Energy, Inc.	39,063	6,402,816
OGE Energy Corp.	17,507	575,455
PG&E Corp.	42,644	1,965,888
Pinnacle West Capital Corp.	9,633	775,457
PPL Corp.	58,637	1,706,337
Southern Co.	83,723	3,861,305
Vistra Energy Corp. (b)	27,741	633,882
Westar Energy, Inc.	11,959	647,939
Xcel Energy, Inc.	41,748	1,955,476
		36,931,682
Gas Utilities - 0.2%
Atmos Energy Corp.	9,108	791,394
National Fuel Gas Co.	7,286	374,136
UGI Corp.	14,502	701,752
		1,867,282
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	20,081	622,511
The AES Corp.	54,940	672,466
		1,294,977
Multi-Utilities - 1.9%
Ameren Corp.	20,288	1,189,283
Avangrid, Inc.	4,534	238,987
CenterPoint Energy, Inc.	35,507	899,392
CMS Energy Corp.	23,385	1,103,538
Consolidated Edison, Inc.	25,785	2,066,152
Dominion Resources, Inc.	53,505	3,561,293
DTE Energy Co.	14,822	1,562,239
MDU Resources Group, Inc.	16,707	470,636
NiSource, Inc.	27,700	675,603
Public Service Enterprise Group, Inc.	42,702	2,226,909
SCANA Corp.	10,935	402,080
Sempra Energy	21,185	2,368,483
Vectren Corp.	6,984	490,766
WEC Energy Group, Inc.	26,216	1,685,164
		18,940,525
Water Utilities - 0.2%
American Water Works Co., Inc.	14,806	1,281,903
Aqua America, Inc.	14,666	515,510
		1,797,413

TOTAL UTILITIES		60,831,879

TOTAL COMMON STOCKS
(Cost $972,202,903)		1,016,076,244

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.74% (c)	4,234,894	4,235,741
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	8,997,474	8,998,374
TOTAL MONEY MARKET FUNDS
(Cost $13,234,115)		13,234,115
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $985,437,018)		1,029,310,359
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(10,341,879)
NET ASSETS - 100%		$1,018,968,480

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	21	June 2018	$2,779,350	$48,390	$48,390

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,169
Fidelity Securities Lending Cash Central Fund	24,082
Total	$116,251

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$48,390	$0
Total Equity Risk	48,390	0
Total Value of Derivatives	$48,390	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including securities loaned of $8,659,976) — See accompanying schedule: Unaffiliated issuers (cost $972,202,903)	$1,016,076,244
Fidelity Central Funds (cost $13,234,115)	13,234,115
Total Investment in Securities (cost $985,437,018)		$1,029,310,359
Segregated cash with brokers for derivative instruments		81,200
Receivable for fund shares sold		1,353,946
Dividends receivable		1,098,914
Distributions receivable from Fidelity Central Funds		9,761
Total assets		1,031,854,180
Liabilities
Payable for investments purchased	$3,511,808
Payable for fund shares redeemed	321,680
Accrued management fee	29,341
Payable for daily variation margin on futures contracts	16,880
Other affiliated payables	7,541
Collateral on securities loaned	8,998,450
Total liabilities		12,885,700
Net Assets		$1,018,968,480
Net Assets consist of:
Paid in capital		$971,379,667
Undistributed net investment income		6,064,735
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,397,653)
Net unrealized appreciation (depreciation) on investments		43,921,731
Net Assets		$1,018,968,480
Investor Class:
Net Asset Value, offering price and redemption price per share ($8,917,588 ÷ 752,162 shares)		$11.86
Premium Class:
Net Asset Value, offering price and redemption price per share ($464,509,181 ÷ 39,161,454 shares)		$11.86
Institutional Class:
Net Asset Value, offering price and redemption price per share ($190,000,398 ÷ 16,017,667 shares)		$11.86
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($355,541,313 ÷ 29,972,967 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$17,926,290
Interest		912
Income from Fidelity Central Funds		116,251
Total income		18,043,453
Expenses
Management fee	$285,553
Transfer agent fees	74,578
Independent trustees' fees and expenses	2,707
Miscellaneous	2,034
Total expenses before reductions	364,872
Expense reductions	(486)	364,386
Net investment income (loss)		17,679,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,753,580
Fidelity Central Funds	111
Foreign currency transactions	(32)
Futures contracts	432,605
Total net realized gain (loss)		4,186,264
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	24,814,272
Futures contracts	53,817
Total change in net unrealized appreciation (depreciation)		24,868,089
Net gain (loss)		29,054,353
Net increase (decrease) in net assets resulting from operations		$46,733,420

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,679,067	$3,609,475
Net realized gain (loss)	4,186,264	(1,580,505)
Change in net unrealized appreciation (depreciation)	24,868,089	19,053,642
Net increase (decrease) in net assets resulting from operations	46,733,420	21,082,612
Distributions to shareholders from net investment income	(13,578,990)	(1,136,207)
Distributions to shareholders from net realized gain	(4,928,496)	–
Total distributions	(18,507,486)	(1,136,207)
Share transactions - net increase (decrease)	589,308,601	381,487,540
Total increase (decrease) in net assets	617,534,535	401,433,945
Net Assets
Beginning of period	401,433,945	–
End of period	$1,018,968,480	$401,433,945
Other Information
Undistributed net investment income end of period	$6,064,735	$2,466,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund Investor Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.26	.22
Net realized and unrealized gain (loss)	.59	1.11
Total from investment operations	.85	1.33
Distributions from net investment income	(.19)	(.05)
Distributions from net realized gain	(.07)	–
Total distributions	(.27)C	(.05)
Net asset value, end of period	$11.86	$11.28
Total ReturnD,E	7.49%	13.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.18%	.21%H
Expenses net of fee waivers, if any	.18%	.21%H
Expenses net of all reductions	.18%	.21%H
Net investment income (loss)	2.21%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,918	$2,520
Portfolio turnover rateI	12%	23%H

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.073 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Premium Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.28	.24
Net realized and unrealized gain (loss)	.57	1.11
Total from investment operations	.85	1.35
Distributions from net investment income	(.21)	(.06)
Distributions from net realized gain	(.07)	–
Total distributions	(.28)	(.06)
Net asset value, end of period	$11.86	$11.29
Total ReturnC,D	7.53%	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.07%G
Expenses net of fee waivers, if any	.05%	.07%G
Expenses net of all reductions	.05%	.07%G
Net investment income (loss)	2.33%	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$464,509	$228,016
Portfolio turnover rateH	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.28	.24
Net realized and unrealized gain (loss)	.57	1.11
Total from investment operations	.85	1.35
Distributions from net investment income	(.21)	(.06)
Distributions from net realized gain	(.07)	–
Total distributions	(.28)	(.06)
Net asset value, end of period	$11.86	$11.29
Total ReturnC,D	7.54%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.06%G
Expenses net of fee waivers, if any	.04%	.06%G
Expenses net of all reductions	.04%	.06%G
Net investment income (loss)	2.34%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$190,000	$168,469
Portfolio turnover rateH	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Premium Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.28	.23
Net realized and unrealized gain (loss)	.57	1.12
Total from investment operations	.85	1.35
Distributions from net investment income	(.21)	(.06)
Distributions from net realized gain	(.07)	–
Total distributions	(.28)	(.06)
Net asset value, end of period	$11.86	$11.29
Total ReturnC,D	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.05%G
Expenses net of all reductions	.04%	.05%G
Net investment income (loss)	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$355,541	$2,429
Portfolio turnover rateH	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gains, foreign currency transactions, futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,807,858
Gross unrealized depreciation	(55,268,759)
Net unrealized appreciation (depreciation)	$40,539,099
Tax Cost	$988,771,260

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,691,019
Undistributed long-term capital gain	$358,697
Net unrealized appreciation (depreciation) on securities and other investments	$40,539,099

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017 (a)
Ordinary Income	$17,896,843	$ 1,136,207
Long-term Capital Gains	610,643	–
Total	$18,507,486	$ 1,136,207

 (a) For the period June 7, 2016 (commencement of operations) to April 30,2017.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $688,800,017 and $93,202,954, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .04% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .21%, .07%, .06% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .16%, .02%, .01%, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$6,604.14
Premium Class	52,759.02
Institutional Class	15,215.01
	$74,578

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,034 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,082.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $486.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2018	Year ended April 30, 2017 (a)
From net investment income
Investor Class	$64,116	$6,249
Premium Class	5,850,167	664,453
Institutional Class	5,182,373	461,499
Institutional Premium Class	2,482,334	4,006
Total	$13,578,990	$1,136,207
From net realized gain
Investor Class	$24,869	$–
Premium Class	2,121,701	–
Institutional Class	1,789,068	–
Institutional Premium Class	992,858	–
Total	$4,928,496	$–

 (a) For the period June7,2016 (commencement of operations)) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2018	Year ended April 30, 2017(a)	Year ended April 30, 2018	Year ended April 30, 2017(a)
Investor Class
Shares sold	1,241,883	950,127	$14,866,357	$10,175,400
Reinvestment of distributions	7,178	553	86,553	6,116
Shares redeemed	(720,288)	(727,291)	(8,568,340)	(7,821,910)
Net increase (decrease)	528,773	223,389	$6,384,570	$2,359,606
Premium Class
Shares sold	25,844,397	26,041,126	$306,355,191	$281,492,716
Reinvestment of distributions	635,232	56,111	7,657,716	620,583
Shares redeemed	(7,518,571)	(5,896,841)	(88,867,102)	(66,092,508)
Net increase (decrease)	18,961,058	20,200,396	$225,145,805	$216,020,791
Institutional Class
Shares sold	23,789,700	16,471,333	$273,719,619	$177,908,644
Reinvestment of distributions	452,159	24,263	5,421,971	268,345
Shares redeemed	(23,148,547)	(1,571,241)	(275,545,382)	(17,403,942)
Net increase (decrease)	1,093,312	14,924,355	$3,596,208	$160,773,047
Institutional Premium Class
Shares sold	32,190,828	215,112	$384,221,061	$2,332,876
Reinvestment of distributions	282,156	362	3,439,170	4,006
Shares redeemed	(2,715,241)	(250)	(33,478,213)	(2,786)
Net increase (decrease)	29,757,743	215,224	$354,182,018	$2,334,096

 (a) For the period June7,2016 (commencement of operations)) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Value Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2018, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 284 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Investor Class	.17%
Actual		$1,000.00	$1,019.00	$.85
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.05%
Actual		$1,000.00	$1,018.90	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,018.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,018.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Value Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Value Index Fund
Investor Class	06/11/2018	06/08/2018	$0.05500	$0.011
Premium Class	06/11/2018	06/08/2018	$0.06139	$0.011
Institutional Class	06/11/2018	06/08/2018	$0.06192	$0.011
Institutional Premium Class	06/11/2018	06/08/2018	$0.06219	$0.011

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2018, $815,313, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 95% and 66%; Premium Class designates 84% and 64%; Institutional Class designates 83% and 64%; and Institutional Premium Class designates 83% and 64% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 99% and 71%; Premium Class designates 87% and 68%; Institutional Class designates 87% and 68%; and Institutional Premium Class designates 86% and 67%; of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

LC2-ANN-0618
1.9879607.101

Fidelity® Large Cap Value Index Fund Institutional Class and Institutional Premium Class Annual Report April 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Life of fundA
Institutional Class	7.54%	11.07%
Institutional Premium Class	7.55%	11.08%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund - Institutional Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$12,203	Fidelity® Large Cap Value Index Fund - Institutional Class
$12,207	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes finished roughly in line with the 7.50% gain of the benchmark Russell 1000® Value Index. Within the benchmark, many top contributors on an absolute basis came from the information technology and financials sectors, the two top-performing groups in the index. In financials, bank stocks JPMorgan Chase (+27%), Bank of America (+30%) and Citigroup (+17%) all benefited from continued higher interest rates, as well as corporate tax cuts that added to the companies' profitability. Also in financials, insurance-focused conglomerate Berkshire Hathaway gained 17%. Within technology, top performers were semiconductor company Intel (+46%) and networking equipment manufacturer Cisco Systems (+34%). Elsewhere, standouts included diversified health care company Abbott Laboratories (+36%), pharmaceutical manufacturer Pfizer (+12%) and energy company ConocoPhillips (+40%). In contrast, shares of industrial conglomerate General Electric returned -50%, as the company faced a variety of business challenges and, late in 2017, cut its dividend. The stock of tobacco manufacturer Philip Morris International (-23%) fell sharply in April, after the company reported weaker-than-expected financial results. A worse-than-anticipated April earnings and revenue report weighed on shares of telecommunication services provider AT&T (-13%). Other notable detractors included drug maker Allergan (-36%), packaged-food giant Kraft Heinz (-36%) and consumer-goods company Procter & Gamble (-14%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
JPMorgan Chase & Co.	3.1
Berkshire Hathaway, Inc. Class B	3.1
Exxon Mobil Corp.	2.7
Johnson & Johnson	2.4
Bank of America Corp.	2.4
Intel Corp.	2.0
Chevron Corp.	2.0
Wells Fargo & Co.	1.9
Cisco Systems, Inc.	1.8
Pfizer, Inc.	1.8
23.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	26.8
Health Care	13.7
Energy	11.7
Information Technology	9.1
Industrials	7.9
Consumer Staples	7.6
Consumer Discretionary	6.7
Utilities	6.0
Real Estate	4.6
Materials	2.9

Asset Allocation (% of fund's net assets)

As of April 30, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.0%

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.2%
Adient PLC	8,365	$512,691
BorgWarner, Inc.	15,596	763,268
Gentex Corp.	8,175	185,900
Lear Corp.	986	184,352
The Goodyear Tire & Rubber Co.	20,189	506,946
		2,153,157
Automobiles - 0.8%
Ford Motor Co.	326,331	3,667,960
General Motors Co.	109,875	4,036,808
Harley-Davidson, Inc. (a)	3,516	144,613
		7,849,381
Distributors - 0.1%
Genuine Parts Co. (a)	7,683	678,563
LKQ Corp. (b)	22,860	709,117
		1,387,680
Diversified Consumer Services - 0.0%
Graham Holdings Co.	379	228,556
H&R Block, Inc.	14,149	391,220
		619,776
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	11,846	442,922
Carnival Corp.	34,030	2,145,932
Extended Stay America, Inc. unit	7,435	145,577
Hilton Worldwide Holdings, Inc.	2,713	213,893
Hyatt Hotels Corp. Class A	4,296	330,234
International Game Technology PLC	9,057	256,041
MGM Mirage, Inc.	39,438	1,239,142
Norwegian Cruise Line Holdings Ltd. (b)	16,554	885,142
Royal Caribbean Cruises Ltd.	14,413	1,559,342
U.S. Foods Holding Corp. (b)	17,490	597,808
Yum China Holdings, Inc.	4,257	182,029
		7,998,062
Household Durables - 0.6%
D.R. Horton, Inc.	13,588	599,774
Garmin Ltd.	10,042	589,164
Leggett & Platt, Inc. (a)	2,096	84,993
Lennar Corp.:
Class A	21,103	1,116,138
Class B	1,399	59,723
Mohawk Industries, Inc. (b)	4,819	1,011,412
Newell Brands, Inc.	40,024	1,105,863
PulteGroup, Inc.	16,026	486,549
Tempur Sealy International, Inc. (a)(b)	2,010	89,948
Toll Brothers, Inc.	7,668	323,283
Whirlpool Corp.	5,282	818,446
		6,285,293
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc. (b)	3,655	149,124
Liberty Interactive Corp. QVC Group Series A (b)	14,241	333,382
TripAdvisor, Inc. (b)	4,527	169,400
		651,906
Leisure Products - 0.1%
Brunswick Corp.	1,135	67,964
Hasbro, Inc.	2,433	214,323
Mattel, Inc. (a)	23,350	345,580
		627,867
Media - 2.3%
Charter Communications, Inc. Class A (b)	4,834	1,311,416
Cinemark Holdings, Inc.	8,929	349,749
Comcast Corp. Class A	28,650	899,324
Discovery Communications, Inc.:
Class A (a)(b)	14,237	336,705
Class C (non-vtg.) (b)	18,542	412,003
DISH Network Corp. Class A (b)	3,830	128,497
GCI Liberty, Inc. (b)	7,038	313,895
Interpublic Group of Companies, Inc.	5,281	124,579
John Wiley & Sons, Inc. Class A	3,477	229,308
Liberty Broadband Corp.:
Class A (b)	3,239	228,285
Class C (b)	7,458	528,698
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	12,968	382,815
Liberty Media Class A (b)	4,680	131,555
Liberty SiriusXM Series A (b)	7,410	309,516
Liberty SiriusXM Series C (b)	14,603	608,361
Lions Gate Entertainment Corp.:
Class A	1,750	43,558
Class B	2,345	53,982
News Corp.:
Class A	32,429	518,215
Class B	9,492	154,245
Sirius XM Holdings, Inc. (a)	8,672	54,894
Tegna, Inc.	18,174	192,099
The Madison Square Garden Co. (b)	1,410	342,658
The Walt Disney Co.	40,564	4,069,786
Time Warner, Inc.	65,478	6,207,314
Tribune Media Co. Class A	6,294	237,850
Twenty-First Century Fox, Inc.:
Class A	84,008	3,071,332
Class B	34,295	1,237,021
Viacom, Inc. Class B (non-vtg.)	30,111	908,148
		23,385,808
Multiline Retail - 0.6%
Dollar General Corp.	14,068	1,357,984
Dollar Tree, Inc. (b)	900	86,301
Kohl's Corp.	13,990	869,059
Macy's, Inc.	25,306	786,257
Target Corp.	46,387	3,367,696
		6,467,297
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	4,337	496,370
AutoNation, Inc. (b)	5,439	251,227
AutoZone, Inc. (b)	342	213,586
Bed Bath & Beyond, Inc.	11,365	198,433
Best Buy Co., Inc.	21,078	1,613,099
Burlington Stores, Inc. (b)	2,333	316,938
Dick's Sporting Goods, Inc.	1,833	60,654
Foot Locker, Inc.	9,388	404,435
GameStop Corp. Class A (a)	7,366	100,546
Gap, Inc.	18,480	540,355
L Brands, Inc.	16,682	582,369
Michaels Companies, Inc. (b)	1,377	25,640
Murphy U.S.A., Inc. (b)	2,492	155,924
Penske Automotive Group, Inc.	2,924	131,872
Sally Beauty Holdings, Inc. (b)	6,544	113,146
Signet Jewelers Ltd.	5,090	197,899
Tiffany & Co., Inc.	8,967	922,077
Urban Outfitters, Inc. (b)	6,499	261,715
Williams-Sonoma, Inc.	5,388	257,546
		6,843,831
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. (b)	11,004	752,894
PVH Corp.	6,530	1,042,645
Ralph Lauren Corp.	4,638	509,484
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	5,958	169,803
Switch, Inc. Class A	960	13,680
Tapestry, Inc.	19,657	1,056,957
Under Armour, Inc.:
Class A (sub. vtg.) (b)	4,020	71,395
Class C (non-vtg.) (a)(b)	4,904	75,276
VF Corp.	7,036	569,001
		4,261,135

TOTAL CONSUMER DISCRETIONARY		68,531,193

CONSUMER STAPLES - 7.6%
Beverages - 0.6%
Brown-Forman Corp.:
Class A	867	46,272
Class B (non-vtg.)	591	33,120
Molson Coors Brewing Co. Class B	14,394	1,025,429
PepsiCo, Inc.	15,670	1,581,730
The Coca-Cola Co.	81,409	3,517,683
		6,204,234
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	3,028	292,505
CVS Health Corp.	85,471	5,968,440
Kroger Co.	33,358	840,288
Rite Aid Corp. (a)(b)	40,959	68,402
Walgreens Boots Alliance, Inc.	58,771	3,905,333
Walmart, Inc.	120,833	10,688,887
		21,763,855
Food Products - 1.9%
Archer Daniels Midland Co.	45,977	2,086,436
Bunge Ltd.	11,545	833,895
Campbell Soup Co.	5,208	212,382
ConAgra Foods, Inc.	31,454	1,166,000
Flowers Foods, Inc.	15,324	346,476
General Mills, Inc.	13,819	604,443
Hormel Foods Corp. (a)	22,406	812,218
Ingredion, Inc.	5,993	725,692
Kellogg Co.	1,535	90,412
Lamb Weston Holdings, Inc.	9,303	607,672
Mondelez International, Inc.	120,812	4,772,074
Pilgrim's Pride Corp. (b)	298	6,437
Pinnacle Foods, Inc.	10,135	612,154
Post Holdings, Inc. (b)	5,605	445,990
Seaboard Corp.	18	72,127
The Hain Celestial Group, Inc. (b)	8,026	233,797
The Hershey Co.	1,225	112,627
The J.M. Smucker Co.	9,522	1,086,270
The Kraft Heinz Co.	50,367	2,839,691
TreeHouse Foods, Inc. (b)	3,090	118,965
Tyson Foods, Inc. Class A	23,185	1,625,269
		19,411,027
Household Products - 1.9%
Clorox Co.	1,480	173,456
Colgate-Palmolive Co.	61,109	3,986,140
Kimberly-Clark Corp.	4,388	454,334
Procter & Gamble Co.	200,902	14,533,251
		19,147,181
Personal Products - 0.1%
Coty, Inc. Class A	38,527	668,443
Edgewell Personal Care Co. (b)	4,517	198,974
Nu Skin Enterprises, Inc. Class A	2,984	212,312
		1,079,729
Tobacco - 1.0%
Philip Morris International, Inc.	118,626	9,727,332

TOTAL CONSUMER STAPLES		77,333,358

ENERGY - 11.7%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A (a)	36,062	1,302,199
Halliburton Co.	23,093	1,223,698
Helmerich & Payne, Inc. (a)	8,792	611,484
Nabors Industries Ltd.	26,607	202,479
National Oilwell Varco, Inc.	31,325	1,211,338
Oceaneering International, Inc.	8,407	178,565
Patterson-UTI Energy, Inc.	17,615	377,313
RPC, Inc. (a)	240	4,322
Schlumberger Ltd.	117,404	8,049,218
Transocean Ltd. (United States) (a)(b)	36,346	449,600
Weatherford International PLC (a)(b)	75,438	222,542
		13,832,758
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	46,124	3,105,068
Andeavor	13,016	1,800,373
Antero Resources Corp. (b)	9,270	176,130
Apache Corp.	29,727	1,217,321
Cabot Oil & Gas Corp.	11,140	266,357
Centennial Resource Development, Inc. Class A (a)(b)	12,691	234,784
Cheniere Energy, Inc. (b)	6,127	356,346
Chesapeake Energy Corp. (a)(b)	67,187	199,545
Chevron Corp.	159,049	19,898,620
Cimarex Energy Co.	594	59,750
CNX Resources Corp. (b)	18,738	278,447
Concho Resources, Inc. (b)	12,302	1,933,997
ConocoPhillips Co.	98,735	6,467,143
CONSOL Energy, Inc. (b)	1,889	59,409
Continental Resources, Inc. (b)	4,143	273,687
Devon Energy Corp.	40,386	1,467,223
Diamondback Energy, Inc. (b)	6,296	808,721
Energen Corp. (b)	8,145	533,009
EOG Resources, Inc.	43,948	5,193,335
EQT Corp.	17,336	870,094
Extraction Oil & Gas, Inc. (a)(b)	9,575	135,199
Exxon Mobil Corp.	356,464	27,715,076
Gulfport Energy Corp. (b)	11,351	105,564
Hess Corp.	23,366	1,331,628
HollyFrontier Corp.	14,959	907,862
Kinder Morgan, Inc.	160,427	2,537,955
Kosmos Energy Ltd. (b)	18,236	128,381
Marathon Oil Corp.	70,139	1,280,037
Marathon Petroleum Corp.	40,685	3,047,713
Murphy Oil Corp.	13,068	393,477
Noble Energy, Inc.	40,955	1,385,508
Occidental Petroleum Corp.	64,023	4,946,417
Parsley Energy, Inc. Class A (b)	6,914	207,627
PBF Energy, Inc. Class A	9,287	355,971
Phillips 66 Co.	35,545	3,956,514
Pioneer Natural Resources Co.	14,443	2,910,987
QEP Resources, Inc. (b)	20,408	248,569
Range Resources Corp.	19,513	270,255
RSP Permian, Inc. (b)	5,252	260,552
SM Energy Co.	9,660	231,357
Southwestern Energy Co. (b)	46,775	191,778
Targa Resources Corp.	17,588	826,108
The Williams Companies, Inc.	59,213	1,523,550
Valero Energy Corp.	36,729	4,074,348
Whiting Petroleum Corp. (b)	7,496	305,987
World Fuel Services Corp.	4,993	107,200
WPX Energy, Inc. (b)	32,040	547,564
		105,132,543

TOTAL ENERGY		118,965,301

FINANCIALS - 26.8%
Banks - 12.8%
Associated Banc-Corp.	13,379	353,875
Bank of America Corp.	804,469	24,069,712
Bank of Hawaii Corp.	4,564	384,334
Bank of the Ozarks, Inc.	5,411	253,235
BankUnited, Inc.	8,413	333,239
BB&T Corp.	66,149	3,492,667
BOK Financial Corp.	2,125	213,945
CIT Group, Inc.	11,004	582,662
Citigroup, Inc.	215,305	14,698,872
Citizens Financial Group, Inc.	40,546	1,682,254
Comerica, Inc.	14,911	1,410,282
Commerce Bancshares, Inc.	7,646	485,674
Cullen/Frost Bankers, Inc.	4,812	550,733
East West Bancorp, Inc.	10,634	708,437
Fifth Third Bancorp	59,178	1,962,934
First Hawaiian, Inc.	4,128	113,726
First Horizon National Corp.	26,280	480,924
First Republic Bank	2,404	223,259
FNB Corp., Pennsylvania	36,213	470,769
Huntington Bancshares, Inc.	90,018	1,342,168
JPMorgan Chase & Co.	290,297	31,578,491
KeyCorp	88,130	1,755,550
M&T Bank Corp.	11,654	2,124,175
PacWest Bancorp	10,923	559,695
Peoples United Financial, Inc.	29,292	535,751
Pinnacle Financial Partners, Inc.	3,651	233,847
PNC Financial Services Group, Inc.	39,975	5,820,760
Popular, Inc.	8,470	392,076
Prosperity Bancshares, Inc.	6,081	436,433
Regions Financial Corp.	93,324	1,745,159
Signature Bank (b)	1,729	219,842
SunTrust Banks, Inc.	38,792	2,591,306
SVB Financial Group (b)	1,089	326,275
Synovus Financial Corp.	11,131	581,817
TCF Financial Corp.	12,240	303,919
U.S. Bancorp	131,002	6,609,051
Webster Financial Corp.	8,159	491,090
Wells Fargo & Co.	370,496	19,250,972
Western Alliance Bancorp. (b)	3,616	213,272
Zions Bancorporation	18,080	989,880
		130,573,062
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	4,672	770,226
Ameriprise Financial, Inc.	1,078	151,146
Bank of New York Mellon Corp.	82,788	4,512,774
BGC Partners, Inc. Class A	14,536	194,201
BlackRock, Inc. Class A	10,461	5,455,412
Brighthouse Financial, Inc.	6,591	334,691
Charles Schwab Corp.	20,192	1,124,291
CME Group, Inc.	28,469	4,488,992
E*TRADE Financial Corp. (b)	22,446	1,362,023
Federated Investors, Inc. Class B (non-vtg.)	5,534	146,485
Franklin Resources, Inc.	27,503	925,201
Goldman Sachs Group, Inc.	29,483	7,026,683
Interactive Brokers Group, Inc.	5,532	410,474
IntercontinentalExchange, Inc.	24,825	1,798,820
Invesco Ltd.	27,660	801,310
Lazard Ltd. Class A	618	33,632
Legg Mason, Inc.	5,894	233,992
Morgan Stanley	107,432	5,545,640
Morningstar, Inc.	186	20,196
Northern Trust Corp.	17,247	1,841,117
Raymond James Financial, Inc.	8,216	737,386
State Street Corp.	29,550	2,948,499
T. Rowe Price Group, Inc.	16,587	1,887,932
TD Ameritrade Holding Corp.	2,590	150,453
The NASDAQ OMX Group, Inc.	9,208	813,251
		43,714,827
Consumer Finance - 1.6%
Ally Financial, Inc.	35,308	921,539
American Express Co.	60,670	5,991,163
Capital One Financial Corp.	37,633	3,410,302
Credit Acceptance Corp. (b)	56	18,527
Discover Financial Services	30,930	2,203,763
Navient Corp.	22,524	298,668
OneMain Holdings, Inc. (b)	5,804	179,053
Santander Consumer U.S.A. Holdings, Inc.	13,096	241,621
SLM Corp. (b)	37,062	425,472
Synchrony Financial	63,931	2,120,591
		15,810,699
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (b)	161,963	31,377,092
Leucadia National Corp.	19,667	472,795
Voya Financial, Inc.	14,299	748,553
		32,598,440
Insurance - 4.6%
AFLAC, Inc.	63,279	2,883,624
Alleghany Corp.	1,229	706,269
Allstate Corp.	21,259	2,079,555
American Financial Group, Inc.	5,700	645,354
American International Group, Inc.	66,452	3,721,312
American National Insurance Co.	643	77,591
Arch Capital Group Ltd. (b)	8,698	696,971
Arthur J. Gallagher & Co.	5,916	414,061
Aspen Insurance Holdings Ltd.	3,250	137,963
Assurant, Inc.	3,357	311,597
Assured Guaranty Ltd.	9,747	353,719
Athene Holding Ltd. (b)	9,932	486,668
Axis Capital Holdings Ltd.	6,873	403,445
Brown & Brown, Inc.	18,964	516,390
Chubb Ltd.	39,168	5,313,923
Cincinnati Financial Corp.	12,631	888,465
CNA Financial Corp.	2,230	112,526
Erie Indemnity Co. Class A	600	70,062
Everest Re Group Ltd.	3,326	773,860
First American Financial Corp.	9,149	467,605
FNF Group	21,420	788,899
Hanover Insurance Group, Inc.	3,339	383,484
Hartford Financial Services Group, Inc.	31,616	1,702,205
Lincoln National Corp.	17,928	1,266,434
Loews Corp.	22,372	1,173,635
Markel Corp. (b)	1,113	1,257,735
Mercury General Corp.	2,674	122,282
MetLife, Inc.	77,088	3,674,785
Old Republic International Corp.	20,413	416,425
Principal Financial Group, Inc.	21,852	1,294,075
ProAssurance Corp.	4,388	207,552
Prudential Financial, Inc.	35,190	3,741,401
Reinsurance Group of America, Inc.	5,267	786,890
RenaissanceRe Holdings Ltd.	3,076	418,459
The Travelers Companies, Inc.	22,471	2,957,184
Torchmark Corp.	9,360	811,886
Unum Group	18,407	890,531
Validus Holdings Ltd.	6,492	439,963
W.R. Berkley Corp.	7,821	583,134
White Mountains Insurance Group Ltd.	280	242,281
Willis Group Holdings PLC	10,339	1,535,445
XL Group Ltd.	14,173	787,877
		46,543,522
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	33,990	643,091
Annaly Capital Management, Inc.	95,056	985,731
Chimera Investment Corp.	14,147	247,431
MFA Financial, Inc.	35,605	267,750
New Residential Investment Corp.	28,756	502,655
Starwood Property Trust, Inc.	21,496	450,556
Two Harbors Investment Corp.	15,456	235,859
		3,333,073
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	36,618	435,022
TFS Financial Corp.	3,733	55,659
		490,681

TOTAL FINANCIALS		273,064,304

HEALTH CARE - 13.7%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (b)	161	13,510
Alexion Pharmaceuticals, Inc. (b)	3,320	390,532
Alnylam Pharmaceuticals, Inc. (b)	914	86,400
Amgen, Inc.	43,446	7,580,458
Biogen, Inc. (b)	1,008	275,789
Gilead Sciences, Inc.	30,819	2,226,056
Intrexon Corp. (a)(b)	751	13,653
Opko Health, Inc. (a)(b)	24,232	73,665
United Therapeutics Corp. (b)	3,593	395,625
		11,055,688
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	141,968	8,252,600
Baxter International, Inc.	38,735	2,692,083
Danaher Corp.	52,090	5,225,669
Dentsply Sirona, Inc.	18,581	935,368
Hill-Rom Holdings, Inc.	217	18,625
Hologic, Inc. (b)	10,068	390,538
Medtronic PLC	105,543	8,457,161
Steris PLC	6,983	660,033
Teleflex, Inc.	3,174	850,251
The Cooper Companies, Inc.	928	212,243
Zimmer Biomet Holdings, Inc.	16,793	1,934,050
		29,628,621
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(b)	6,776	241,090
Aetna, Inc.	18,165	3,252,443
Anthem, Inc.	21,484	5,070,009
Brookdale Senior Living, Inc. (b)	13,633	98,703
Cardinal Health, Inc.	26,568	1,704,869
Centene Corp. (b)	12,544	1,362,028
Cigna Corp.	2,456	421,990
DaVita HealthCare Partners, Inc. (b)	12,132	761,768
Envision Healthcare Corp. (b)	9,972	370,659
Express Scripts Holding Co. (b)	44,161	3,342,988
HCA Holdings, Inc.	21,801	2,087,228
Humana, Inc.	680	200,042
Laboratory Corp. of America Holdings (b)	8,451	1,443,008
LifePoint Hospitals, Inc. (b)	2,729	130,719
McKesson Corp.	15,364	2,400,010
MEDNAX, Inc. (b)	7,946	364,801
Patterson Companies, Inc.	5,370	125,014
Premier, Inc. (b)	3,564	117,576
Quest Diagnostics, Inc.	11,384	1,152,061
Universal Health Services, Inc. Class B	7,190	821,098
Wellcare Health Plans, Inc. (b)	332	68,113
		25,536,217
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	20,477	1,346,158
Bio-Rad Laboratories, Inc. Class A (b)	1,741	441,709
Bruker Corp.	5,666	167,317
PerkinElmer, Inc.	7,404	543,157
QIAGEN NV (b)	12,623	412,898
Quintiles Transnational Holdings, Inc. (b)	4,585	439,060
Thermo Fisher Scientific, Inc.	18,263	3,841,622
		7,191,921
Pharmaceuticals - 6.5%
Akorn, Inc. (b)	235	3,391
Allergan PLC	28,206	4,333,852
Bristol-Myers Squibb Co.	70,295	3,664,478
Endo International PLC (b)	16,270	93,227
Johnson & Johnson	192,099	24,298,603
Mallinckrodt PLC (a)(b)	7,266	94,458
Merck & Co., Inc.	216,821	12,764,252
Mylan NV (b)	44,398	1,720,866
Perrigo Co. PLC	10,815	845,084
Pfizer, Inc.	498,060	18,233,977
		66,052,188

TOTAL HEALTH CARE		139,464,635

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.0%
Arconic, Inc.	35,259	627,963
General Dynamics Corp.	12,602	2,536,909
Harris Corp.	7,398	1,157,195
Hexcel Corp.	2,449	162,785
Huntington Ingalls Industries, Inc.	601	146,169
L3 Technologies, Inc.	6,424	1,258,333
Lockheed Martin Corp.	2,041	654,834
Orbital ATK, Inc.	4,620	611,596
Raytheon Co.	15,402	3,156,486
Spirit AeroSystems Holdings, Inc. Class A	9,597	771,311
Teledyne Technologies, Inc. (b)	2,911	544,619
Textron, Inc.	22,579	1,403,059
United Technologies Corp.	62,528	7,512,739
		20,543,998
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	4,239	270,703
XPO Logistics, Inc. (b)	2,486	241,540
		512,243
Airlines - 0.6%
Alaska Air Group, Inc.	2,045	132,782
American Airlines Group, Inc.	20,312	871,994
Copa Holdings SA Class A	2,277	266,796
Delta Air Lines, Inc.	54,859	2,864,737
JetBlue Airways Corp. (b)	27,092	519,895
Spirit Airlines, Inc. (b)	5,849	208,926
United Continental Holdings, Inc. (b)	22,508	1,520,190
		6,385,320
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	546	29,861
Johnson Controls International PLC	77,825	2,635,933
Lennox International, Inc.	392	75,801
Masco Corp.	8,756	331,590
Owens Corning	9,332	611,153
USG Corp. (b)	6,718	270,265
		3,954,603
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (b)	1,581	72,410
Pitney Bowes, Inc.	16,445	168,068
Republic Services, Inc.	18,767	1,213,850
Stericycle, Inc. (b)	7,054	414,140
Waste Management, Inc.	6,502	528,548
		2,397,016
Construction & Engineering - 0.2%
AECOM (b)	12,966	446,549
Fluor Corp.	11,658	687,239
Jacobs Engineering Group, Inc.	10,120	587,871
Quanta Services, Inc. (b)	9,708	315,510
Valmont Industries, Inc.	1,896	269,422
		2,306,591
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,153	138,095
AMETEK, Inc.	15,704	1,096,139
Eaton Corp. PLC	36,648	2,749,699
Emerson Electric Co.	47,409	3,148,432
Fortive Corp.	2,288	160,869
Hubbell, Inc. Class B	1,522	158,075
Regal Beloit Corp.	3,489	248,417
Sensata Technologies, Inc. PLC (a)(b)	7,025	356,308
		8,056,034
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	5,099	549,315
General Electric Co.	601,549	8,463,794
Honeywell International, Inc.	26,343	3,811,305
ITT, Inc.	7,675	375,231
Roper Technologies, Inc.	548	144,776
		13,344,421
Machinery - 1.3%
AGCO Corp.	5,706	357,652
Caterpillar, Inc.	4,382	632,586
Colfax Corp. (b)	7,006	217,256
Crane Co.	4,088	341,920
Cummins, Inc.	8,872	1,418,278
Donaldson Co., Inc.	525	23,237
Dover Corp.	11,405	1,057,244
Flowserve Corp.	10,699	475,143
Gates Industrial Corp. PLC (b)	1,400	21,924
IDEX Corp.	271	36,222
Ingersoll-Rand PLC	10,381	870,862
Oshkosh Corp.	6,291	453,959
PACCAR, Inc.	28,705	1,827,647
Parker Hannifin Corp.	1,657	272,775
Pentair PLC	14,056	945,688
Snap-On, Inc. (a)	4,118	598,140
Stanley Black & Decker, Inc.	11,468	1,623,754
Terex Corp.	6,549	239,169
Timken Co.	5,998	256,415
Trinity Industries, Inc.	12,702	404,813
Wabtec Corp.	4,881	433,482
Xylem, Inc.	7,091	516,934
		13,025,100
Marine - 0.0%
Kirby Corp. (b)	4,485	382,571
Professional Services - 0.2%
Dun & Bradstreet Corp.	1,921	221,511
IHS Markit Ltd. (b)	13,786	677,306
Manpower, Inc.	5,487	525,216
Nielsen Holdings PLC	29,475	926,989
		2,351,022
Road & Rail - 0.7%
AMERCO	389	131,295
CSX Corp.	7,236	429,746
Genesee & Wyoming, Inc. Class A (b)	5,219	371,593
Kansas City Southern	8,539	910,514
Norfolk Southern Corp.	23,836	3,419,751
Old Dominion Freight Lines, Inc.	2,007	268,657
Ryder System, Inc.	4,542	306,267
Union Pacific Corp.	6,077	812,070
		6,649,893
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	7,523	313,634
MSC Industrial Direct Co., Inc. Class A	2,062	178,239
W.W. Grainger, Inc.	267	75,120
WESCO International, Inc. (b)	3,714	221,169
		788,162
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	6,251	236,913

TOTAL INDUSTRIALS		80,933,887

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 2.1%
Arris International PLC (b)	14,289	385,803
Cisco Systems, Inc.	417,656	18,497,984
CommScope Holding Co., Inc. (b)	7,960	304,231
EchoStar Holding Corp. Class A (b)	3,963	208,216
Juniper Networks, Inc.	30,636	753,339
Motorola Solutions, Inc.	12,339	1,355,192
		21,504,765
Electronic Equipment & Components - 0.5%
ADT, Inc.	3,852	34,321
Arrow Electronics, Inc. (b)	7,497	560,326
Avnet, Inc.	10,382	407,286
Corning, Inc.	67,517	1,824,309
Dolby Laboratories, Inc. Class A	4,554	272,420
FLIR Systems, Inc.	5,311	284,404
Jabil, Inc.	14,585	387,961
Keysight Technologies, Inc. (b)	15,504	801,247
National Instruments Corp.	2,096	85,705
Trimble, Inc. (b)	3,956	136,878
		4,794,857
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (b)	13,647	977,808
eBay, Inc. (b)	79,143	2,997,937
LogMeIn, Inc.	1,538	169,488
Twitter, Inc. (b)	53,093	1,609,249
Zillow Group, Inc.:
Class A (b)	2,022	97,804
Class C (a)(b)	1,867	90,531
		5,942,817
IT Services - 0.7%
Amdocs Ltd.	11,792	793,012
Booz Allen Hamilton Holding Corp. Class A	445	17,635
Conduent, Inc. (b)	15,810	307,663
CoreLogic, Inc. (b)	3,062	151,569
Fidelity National Information Services, Inc.	12,746	1,210,488
IBM Corp.	22,136	3,208,835
Leidos Holdings, Inc.	11,876	762,795
Sabre Corp.	3,438	70,960
Teradata Corp. (b)	10,017	409,896
WEX, Inc. (b)	610	98,771
		7,031,624
Semiconductors & Semiconductor Equipment - 3.1%
Cypress Semiconductor Corp.	25,418	370,594
First Solar, Inc. (b)	6,668	472,828
Intel Corp.	396,156	20,449,573
Marvell Technology Group Ltd.	32,857	659,111
Micron Technology, Inc. (b)	22,252	1,023,147
Microsemi Corp. (b)	1,857	120,129
NXP Semiconductors NV (b)	12,018	1,260,688
ON Semiconductor Corp. (b)	2,429	53,632
Qorvo, Inc. (b)	5,182	349,267
Qualcomm, Inc.	123,865	6,318,354
Teradyne, Inc.	1,392	45,310
Versum Materials, Inc.	9,086	319,645
Xilinx, Inc.	893	57,366
		31,499,644
Software - 1.3%
Autodesk, Inc. (b)	3,250	409,175
CA Technologies, Inc.	25,960	903,408
FireEye, Inc. (b)	14,580	263,169
Guidewire Software, Inc. (b)	3,657	309,455
Nuance Communications, Inc. (b)	25,244	371,592
Oracle Corp.	224,804	10,266,799
SS&C Technologies Holdings, Inc.	1,199	59,530
Synopsys, Inc. (b)	11,240	961,132
Zynga, Inc. (b)	65,764	226,886
		13,771,146
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	130,840	2,230,822
HP, Inc.	140,698	3,023,600
NetApp, Inc.	3,321	221,112
Western Digital Corp.	21,206	1,670,821
Xerox Corp.	19,118	601,261
		7,747,616

TOTAL INFORMATION TECHNOLOGY		92,292,469

MATERIALS - 2.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	17,811	2,890,547
Albemarle Corp. U.S.	7,432	720,607
Ashland Global Holdings, Inc.	5,340	353,401
Cabot Corp.	5,725	319,799
Celanese Corp. Class A	4,792	520,747
CF Industries Holdings, Inc.	19,342	750,470
DowDuPont, Inc.	103,279	6,531,364
Eastman Chemical Co.	12,371	1,262,832
Huntsman Corp.	8,371	249,205
LyondellBasell Industries NV Class A	15,255	1,612,911
NewMarket Corp.	26	9,868
Olin Corp.	14,578	440,110
Platform Specialty Products Corp. (b)	8,840	89,019
PPG Industries, Inc.	1,418	150,138
Praxair, Inc.	2,869	437,580
RPM International, Inc.	568	27,434
The Mosaic Co.	29,108	784,461
The Scotts Miracle-Gro Co. Class A	176	14,710
Valvoline, Inc.	17,258	349,992
Westlake Chemical Corp.	1,712	183,133
		17,698,328
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	612	119,199
Vulcan Materials Co.	783	87,453
		206,652
Containers & Packaging - 0.4%
Aptargroup, Inc.	4,080	381,480
Ardagh Group SA	447	9,083
Avery Dennison Corp.	255	26,727
Ball Corp.	13,250	531,193
Bemis Co., Inc.	7,661	331,491
Crown Holdings, Inc. (b)	3,070	153,009
Graphic Packaging Holding Co.	6,677	95,481
International Paper Co.	2,871	148,029
Owens-Illinois, Inc. (b)	3,445	70,037
Sealed Air Corp.	7,636	334,839
Sonoco Products Co.	8,095	415,759
WestRock Co.	20,760	1,228,162
		3,725,290
Metals & Mining - 0.8%
Alcoa Corp. (b)	15,295	783,104
Freeport-McMoRan, Inc.	90,651	1,378,802
Newmont Mining Corp.	44,502	1,748,484
Nucor Corp.	26,401	1,626,830
Reliance Steel & Aluminum Co.	5,742	504,837
Royal Gold, Inc.	4,241	376,601
Southern Copper Corp.	452	23,870
Steel Dynamics, Inc.	16,794	752,539
Tahoe Resources, Inc.	23,318	117,503
United States Steel Corp.	14,545	492,057
		7,804,627
Paper & Forest Products - 0.0%
Domtar Corp.	6,067	266,341

TOTAL MATERIALS		29,701,238

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Alexandria Real Estate Equities, Inc.	8,226	1,024,713
American Campus Communities, Inc.	11,708	457,900
American Homes 4 Rent Class A	20,689	417,918
Apartment Investment & Management Co. Class A	13,400	544,040
Apple Hospitality (REIT), Inc.	17,664	317,775
AvalonBay Communities, Inc.	11,816	1,926,008
Boston Properties, Inc.	10,715	1,300,908
Brandywine Realty Trust (SBI)	15,919	256,455
Brixmor Property Group, Inc.	26,901	400,556
Camden Property Trust (SBI)	7,630	651,602
Colony NorthStar, Inc.	43,297	264,545
Columbia Property Trust, Inc.	10,399	222,123
Corporate Office Properties Trust (SBI)	7,922	217,934
Corrections Corp. of America	10,588	213,454
CubeSmart	4,753	139,928
CyrusOne, Inc.	796	42,658
DCT Industrial Trust, Inc.	8,494	556,952
DDR Corp.	27,659	200,528
Digital Realty Trust, Inc.	4,122	435,654
Douglas Emmett, Inc.	2,718	101,300
Duke Realty Corp.	29,050	787,255
Empire State Realty Trust, Inc.	12,567	218,917
EPR Properties	5,004	275,320
Equity Commonwealth (b)	9,738	301,781
Equity Residential (SBI)	30,440	1,878,452
Essex Property Trust, Inc.	5,454	1,307,269
Extra Space Storage, Inc.	1,539	137,879
Federal Realty Investment Trust (SBI)	3,594	416,365
Forest City Realty Trust, Inc. Class A	20,190	405,011
Gaming & Leisure Properties	10,905	373,714
General Growth Properties, Inc.	51,709	1,033,663
HCP, Inc.	39,803	929,798
Healthcare Trust of America, Inc.	16,572	414,134
Highwoods Properties, Inc. (SBI)	8,653	380,905
Hospitality Properties Trust (SBI)	13,997	348,245
Host Hotels & Resorts, Inc.	62,185	1,216,339
Hudson Pacific Properties, Inc.	11,981	393,815
Invitation Homes, Inc.	24,476	566,375
Iron Mountain, Inc.	2,780	94,353
JBG SMITH Properties	7,449	274,645
Kilroy Realty Corp.	8,114	581,530
Kimco Realty Corp.	34,562	501,495
Lamar Advertising Co. Class A	748	47,655
Liberty Property Trust (SBI)	12,063	504,475
Life Storage, Inc.	4,050	358,182
Medical Properties Trust, Inc.	31,382	401,062
Mid-America Apartment Communities, Inc.	9,358	855,883
National Retail Properties, Inc.	13,026	495,509
Omega Healthcare Investors, Inc.	16,912	439,374
Outfront Media, Inc.	9,234	173,138
Paramount Group, Inc.	18,668	267,886
Park Hotels & Resorts, Inc.	14,664	422,030
Piedmont Office Realty Trust, Inc. Class A	11,441	205,023
Prologis, Inc.	44,128	2,864,348
Rayonier, Inc.	10,266	381,793
Realty Income Corp.	23,249	1,174,307
Regency Centers Corp.	12,295	723,561
Retail Properties America, Inc.	17,560	202,642
Senior Housing Properties Trust (SBI)	20,983	326,705
Simon Property Group, Inc.	2,359	368,806
SL Green Realty Corp.	7,608	743,606
Spirit Realty Capital, Inc.	35,796	288,158
Store Capital Corp.	13,830	348,931
Sun Communities, Inc.	6,086	571,171
Tanger Factory Outlet Centers, Inc.	7,561	165,964
Taubman Centers, Inc.	2,249	125,899
The Macerich Co.	11,602	668,507
UDR, Inc.	21,171	765,332
Uniti Group, Inc. (a)	14,116	254,370
Ventas, Inc.	29,880	1,536,430
VEREIT, Inc.	85,118	578,802
Vornado Realty Trust	14,180	964,665
Weingarten Realty Investors (SBI)	10,138	278,491
Welltower, Inc.	31,908	1,705,164
Weyerhaeuser Co.	62,891	2,313,131
WP Carey, Inc.	8,922	569,670
		44,620,881
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	13,860	627,997
Howard Hughes Corp. (b)	3,081	416,859
Jones Lang LaSalle, Inc.	3,780	640,748
Realogy Holdings Corp. (a)	12,070	299,457
VICI Properties, Inc.	17,559	319,223
		2,304,284

TOTAL REAL ESTATE		46,925,165

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	517,082	16,908,581
CenturyLink, Inc. (a)	80,806	1,501,375
Verizon Communications, Inc.	171,286	8,452,964
		26,862,920
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	52,543	294,766
T-Mobile U.S., Inc. (b)	9,609	581,441
Telephone & Data Systems, Inc.	9,094	248,539
U.S. Cellular Corp. (b)	1,141	45,149
		1,169,895

TOTAL TELECOMMUNICATION SERVICES		28,032,815

UTILITIES - 6.0%
Electric Utilities - 3.6%
Alliant Energy Corp.	20,026	860,117
American Electric Power Co., Inc.	41,542	2,907,109
Duke Energy Corp.	58,645	4,700,983
Edison International	26,690	1,748,729
Entergy Corp.	14,967	1,221,158
Eversource Energy	26,169	1,576,682
Exelon Corp.	79,996	3,174,241
FirstEnergy Corp.	37,769	1,299,254
Great Plains Energy, Inc.	18,202	595,751
Hawaiian Electric Industries, Inc.	9,314	323,103
NextEra Energy, Inc.	39,063	6,402,816
OGE Energy Corp.	17,507	575,455
PG&E Corp.	42,644	1,965,888
Pinnacle West Capital Corp.	9,633	775,457
PPL Corp.	58,637	1,706,337
Southern Co.	83,723	3,861,305
Vistra Energy Corp. (b)	27,741	633,882
Westar Energy, Inc.	11,959	647,939
Xcel Energy, Inc.	41,748	1,955,476
		36,931,682
Gas Utilities - 0.2%
Atmos Energy Corp.	9,108	791,394
National Fuel Gas Co.	7,286	374,136
UGI Corp.	14,502	701,752
		1,867,282
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	20,081	622,511
The AES Corp.	54,940	672,466
		1,294,977
Multi-Utilities - 1.9%
Ameren Corp.	20,288	1,189,283
Avangrid, Inc.	4,534	238,987
CenterPoint Energy, Inc.	35,507	899,392
CMS Energy Corp.	23,385	1,103,538
Consolidated Edison, Inc.	25,785	2,066,152
Dominion Resources, Inc.	53,505	3,561,293
DTE Energy Co.	14,822	1,562,239
MDU Resources Group, Inc.	16,707	470,636
NiSource, Inc.	27,700	675,603
Public Service Enterprise Group, Inc.	42,702	2,226,909
SCANA Corp.	10,935	402,080
Sempra Energy	21,185	2,368,483
Vectren Corp.	6,984	490,766
WEC Energy Group, Inc.	26,216	1,685,164
		18,940,525
Water Utilities - 0.2%
American Water Works Co., Inc.	14,806	1,281,903
Aqua America, Inc.	14,666	515,510
		1,797,413

TOTAL UTILITIES		60,831,879

TOTAL COMMON STOCKS
(Cost $972,202,903)		1,016,076,244

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.74% (c)	4,234,894	4,235,741
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	8,997,474	8,998,374
TOTAL MONEY MARKET FUNDS
(Cost $13,234,115)		13,234,115
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $985,437,018)		1,029,310,359
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(10,341,879)
NET ASSETS - 100%		$1,018,968,480

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	21	June 2018	$2,779,350	$48,390	$48,390

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,169
Fidelity Securities Lending Cash Central Fund	24,082
Total	$116,251

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$48,390	$0
Total Equity Risk	48,390	0
Total Value of Derivatives	$48,390	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including securities loaned of $8,659,976) — See accompanying schedule: Unaffiliated issuers (cost $972,202,903)	$1,016,076,244
Fidelity Central Funds (cost $13,234,115)	13,234,115
Total Investment in Securities (cost $985,437,018)		$1,029,310,359
Segregated cash with brokers for derivative instruments		81,200
Receivable for fund shares sold		1,353,946
Dividends receivable		1,098,914
Distributions receivable from Fidelity Central Funds		9,761
Total assets		1,031,854,180
Liabilities
Payable for investments purchased	$3,511,808
Payable for fund shares redeemed	321,680
Accrued management fee	29,341
Payable for daily variation margin on futures contracts	16,880
Other affiliated payables	7,541
Collateral on securities loaned	8,998,450
Total liabilities		12,885,700
Net Assets		$1,018,968,480
Net Assets consist of:
Paid in capital		$971,379,667
Undistributed net investment income		6,064,735
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,397,653)
Net unrealized appreciation (depreciation) on investments		43,921,731
Net Assets		$1,018,968,480
Investor Class:
Net Asset Value, offering price and redemption price per share ($8,917,588 ÷ 752,162 shares)		$11.86
Premium Class:
Net Asset Value, offering price and redemption price per share ($464,509,181 ÷ 39,161,454 shares)		$11.86
Institutional Class:
Net Asset Value, offering price and redemption price per share ($190,000,398 ÷ 16,017,667 shares)		$11.86
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($355,541,313 ÷ 29,972,967 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$17,926,290
Interest		912
Income from Fidelity Central Funds		116,251
Total income		18,043,453
Expenses
Management fee	$285,553
Transfer agent fees	74,578
Independent trustees' fees and expenses	2,707
Miscellaneous	2,034
Total expenses before reductions	364,872
Expense reductions	(486)	364,386
Net investment income (loss)		17,679,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,753,580
Fidelity Central Funds	111
Foreign currency transactions	(32)
Futures contracts	432,605
Total net realized gain (loss)		4,186,264
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	24,814,272
Futures contracts	53,817
Total change in net unrealized appreciation (depreciation)		24,868,089
Net gain (loss)		29,054,353
Net increase (decrease) in net assets resulting from operations		$46,733,420

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,679,067	$3,609,475
Net realized gain (loss)	4,186,264	(1,580,505)
Change in net unrealized appreciation (depreciation)	24,868,089	19,053,642
Net increase (decrease) in net assets resulting from operations	46,733,420	21,082,612
Distributions to shareholders from net investment income	(13,578,990)	(1,136,207)
Distributions to shareholders from net realized gain	(4,928,496)	–
Total distributions	(18,507,486)	(1,136,207)
Share transactions - net increase (decrease)	589,308,601	381,487,540
Total increase (decrease) in net assets	617,534,535	401,433,945
Net Assets
Beginning of period	401,433,945	–
End of period	$1,018,968,480	$401,433,945
Other Information
Undistributed net investment income end of period	$6,064,735	$2,466,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund Investor Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.26	.22
Net realized and unrealized gain (loss)	.59	1.11
Total from investment operations	.85	1.33
Distributions from net investment income	(.19)	(.05)
Distributions from net realized gain	(.07)	–
Total distributions	(.27)C	(.05)
Net asset value, end of period	$11.86	$11.28
Total ReturnD,E	7.49%	13.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.18%	.21%H
Expenses net of fee waivers, if any	.18%	.21%H
Expenses net of all reductions	.18%	.21%H
Net investment income (loss)	2.21%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,918	$2,520
Portfolio turnover rateI	12%	23%H

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.073 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Premium Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.28	.24
Net realized and unrealized gain (loss)	.57	1.11
Total from investment operations	.85	1.35
Distributions from net investment income	(.21)	(.06)
Distributions from net realized gain	(.07)	–
Total distributions	(.28)	(.06)
Net asset value, end of period	$11.86	$11.29
Total ReturnC,D	7.53%	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.07%G
Expenses net of fee waivers, if any	.05%	.07%G
Expenses net of all reductions	.05%	.07%G
Net investment income (loss)	2.33%	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$464,509	$228,016
Portfolio turnover rateH	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.28	.24
Net realized and unrealized gain (loss)	.57	1.11
Total from investment operations	.85	1.35
Distributions from net investment income	(.21)	(.06)
Distributions from net realized gain	(.07)	–
Total distributions	(.28)	(.06)
Net asset value, end of period	$11.86	$11.29
Total ReturnC,D	7.54%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.06%G
Expenses net of fee waivers, if any	.04%	.06%G
Expenses net of all reductions	.04%	.06%G
Net investment income (loss)	2.34%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$190,000	$168,469
Portfolio turnover rateH	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Premium Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.28	.23
Net realized and unrealized gain (loss)	.57	1.12
Total from investment operations	.85	1.35
Distributions from net investment income	(.21)	(.06)
Distributions from net realized gain	(.07)	–
Total distributions	(.28)	(.06)
Net asset value, end of period	$11.86	$11.29
Total ReturnC,D	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.05%G
Expenses net of all reductions	.04%	.05%G
Net investment income (loss)	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$355,541	$2,429
Portfolio turnover rateH	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gains, foreign currency transactions, futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,807,858
Gross unrealized depreciation	(55,268,759)
Net unrealized appreciation (depreciation)	$40,539,099
Tax Cost	$988,771,260

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,691,019
Undistributed long-term capital gain	$358,697
Net unrealized appreciation (depreciation) on securities and other investments	$40,539,099

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017 (a)
Ordinary Income	$17,896,843	$ 1,136,207
Long-term Capital Gains	610,643	–
Total	$18,507,486	$ 1,136,207

 (a) For the period June 7, 2016 (commencement of operations) to April 30,2017.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $688,800,017 and $93,202,954, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .04% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .21%, .07%, .06% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .16%, .02%, .01%, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$6,604.14
Premium Class	52,759.02
Institutional Class	15,215.01
	$74,578

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,034 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,082.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $486.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2018	Year ended April 30, 2017 (a)
From net investment income
Investor Class	$64,116	$6,249
Premium Class	5,850,167	664,453
Institutional Class	5,182,373	461,499
Institutional Premium Class	2,482,334	4,006
Total	$13,578,990	$1,136,207
From net realized gain
Investor Class	$24,869	$–
Premium Class	2,121,701	–
Institutional Class	1,789,068	–
Institutional Premium Class	992,858	–
Total	$4,928,496	$–

 (a) For the period June7,2016 (commencement of operations)) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2018	Year ended April 30, 2017(a)	Year ended April 30, 2018	Year ended April 30, 2017(a)
Investor Class
Shares sold	1,241,883	950,127	$14,866,357	$10,175,400
Reinvestment of distributions	7,178	553	86,553	6,116
Shares redeemed	(720,288)	(727,291)	(8,568,340)	(7,821,910)
Net increase (decrease)	528,773	223,389	$6,384,570	$2,359,606
Premium Class
Shares sold	25,844,397	26,041,126	$306,355,191	$281,492,716
Reinvestment of distributions	635,232	56,111	7,657,716	620,583
Shares redeemed	(7,518,571)	(5,896,841)	(88,867,102)	(66,092,508)
Net increase (decrease)	18,961,058	20,200,396	$225,145,805	$216,020,791
Institutional Class
Shares sold	23,789,700	16,471,333	$273,719,619	$177,908,644
Reinvestment of distributions	452,159	24,263	5,421,971	268,345
Shares redeemed	(23,148,547)	(1,571,241)	(275,545,382)	(17,403,942)
Net increase (decrease)	1,093,312	14,924,355	$3,596,208	$160,773,047
Institutional Premium Class
Shares sold	32,190,828	215,112	$384,221,061	$2,332,876
Reinvestment of distributions	282,156	362	3,439,170	4,006
Shares redeemed	(2,715,241)	(250)	(33,478,213)	(2,786)
Net increase (decrease)	29,757,743	215,224	$354,182,018	$2,334,096

 (a) For the period June7,2016 (commencement of operations)) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Value Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2018, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 284 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Investor Class	.17%
Actual		$1,000.00	$1,019.00	$.85
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.05%
Actual		$1,000.00	$1,018.90	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,018.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,018.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Value Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Value Index Fund
Investor Class	06/11/2018	06/08/2018	$0.05500	$0.011
Premium Class	06/11/2018	06/08/2018	$0.06139	$0.011
Institutional Class	06/11/2018	06/08/2018	$0.06192	$0.011
Institutional Premium Class	06/11/2018	06/08/2018	$0.06219	$0.011

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2018, $815,313, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 95% and 66%; Premium Class designates 84% and 64%; Institutional Class designates 83% and 64%; and Institutional Premium Class designates 83% and 64% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 99% and 71%; Premium Class designates 87% and 68%; Institutional Class designates 87% and 68%; and Institutional Premium Class designates 86% and 67%; of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

LC2-I-ANN-0618
1.9879609.101

Fidelity® Large Cap Growth Index Fund Investor Class and Premium Class Annual Report April 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Life of fundA
Investor Class	18.72%	18.51%
Premium Class	18.87%	18.64%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund - Investor Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$13,799	Fidelity® Large Cap Growth Index Fund - Investor Class
$13,853	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes performed roughly in line with the 18.96% gain of the benchmark Russell 1000® Growth Index. Within the market-leading information technology sector, software manufacturer Microsoft (+39%) reported financial progress from its shift in business strategy toward cloud computing and subscription-based software. Consumer electronics company Apple (+17%) performed well, as the firm rode growing demand for its products. Electronic-payment processors Mastercard (+54%) and Visa (+40%) continued to benefit from the global trend toward non-cash payments. Meanwhile, in consumer discretionary, the stock of internet retailer Amazon.com (+69%) rose on persistently strong financial performance, while video-streaming service provider Netflix (+105%) enjoyed healthy growth in new subscribers. Other major contributors included aircraft manufacturer Boeing (+85%) and managed health company UnitedHealth Group (+37%). Among laggards, shares of cable and media giant Comcast returned about -19%, due to concerns about a decline in cable-television subscriptions. Shares of biotechnology company Celgene (-30%) plunged in October after the company announced disappointing results of a late-stage drug trial. Other notable detractors included tobacco manufacturer Altria Group (-19%) and General Electric (-50%), which experienced a number of business challenges and cut its dividend.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Apple, Inc.	6.5
Microsoft Corp.	5.4
Amazon.com, Inc.	4.8
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class C	2.4
Alphabet, Inc. Class A	2.4
Visa, Inc. Class A	1.8
UnitedHealth Group, Inc.	1.8
Home Depot, Inc.	1.7
The Boeing Co.	1.4
31.3

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	38.5
Consumer Discretionary	19.1
Health Care	12.6
Industrials	12.2
Consumer Staples	6.1
Materials	3.5
Financials	3.5
Real Estate	2.3
Telecommunication Services	0.9
Energy	0.9

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.2%

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.4%
Aptiv PLC	19,638	$1,660,981
BorgWarner, Inc.	1,554	76,053
Delphi Technologies PLC	6,488	314,084
Gentex Corp.	13,222	300,668
Lear Corp.	4,073	761,529
Visteon Corp. (a)	2,297	285,839
		3,399,154
Automobiles - 0.4%
Harley-Davidson, Inc. (b)	9,127	375,394
Tesla, Inc. (a)	9,789	2,876,987
Thor Industries, Inc.	3,587	380,724
		3,633,105
Distributors - 0.1%
Genuine Parts Co. (b)	3,978	351,337
LKQ Corp. (a)	3,207	99,481
Pool Corp.	2,832	393,110
		843,928
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	4,213	399,729
H&R Block, Inc.	2,224	61,494
Service Corp. International	13,049	476,419
ServiceMaster Global Holdings, Inc. (a)	10,058	508,935
		1,446,577
Hotels, Restaurants & Leisure - 3.4%
ARAMARK Holdings Corp.	7,561	282,706
Chipotle Mexican Grill, Inc. (a)	1,798	761,147
Choice Hotels International, Inc.	2,500	200,125
Darden Restaurants, Inc.	9,124	847,255
Domino's Pizza, Inc.	3,223	779,096
Dunkin' Brands Group, Inc.	6,690	407,822
Extended Stay America, Inc. unit	8,152	159,616
Hilton Grand Vacations, Inc. (a)	6,638	285,434
Hilton Worldwide Holdings, Inc.	17,697	1,395,231
Las Vegas Sands Corp.	26,599	1,950,505
Marriott International, Inc. Class A	22,380	3,058,898
McDonald's Corp.	58,713	9,830,905
MGM Mirage, Inc.	2,706	85,023
Six Flags Entertainment Corp. (b)	4,805	303,868
Starbucks Corp.	100,751	5,800,235
Vail Resorts, Inc.	2,946	675,547
Wendy's Co.	13,534	226,559
Wyndham Worldwide Corp.	7,264	829,621
Wynn Resorts Ltd.	5,870	1,092,935
Yum China Holdings, Inc.	23,358	998,788
Yum! Brands, Inc.	24,849	2,164,348
		32,135,664
Household Durables - 0.2%
D.R. Horton, Inc.	14,154	624,758
Leggett & Platt, Inc. (b)	7,809	316,655
Mohawk Industries, Inc. (a)	286	60,026
NVR, Inc. (a)	238	737,800
PulteGroup, Inc.	5,217	158,388
Tempur Sealy International, Inc. (a)(b)	1,334	59,697
Toll Brothers, Inc.	4,753	200,386
Tupperware Brands Corp.	3,810	169,774
Whirlpool Corp.	440	68,178
		2,395,662
Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (a)	29,612	46,376,242
Expedia, Inc.	9,001	1,036,375
Liberty Expedia Holdings, Inc. (a)	883	36,026
Liberty Interactive Corp. QVC Group Series A (a)	20,102	470,588
Netflix, Inc. (a)	30,174	9,428,168
The Booking Holdings, Inc. (a)	3,611	7,864,758
TripAdvisor, Inc. (a)	3,626	135,685
Wayfair LLC Class A (a)(b)	2,840	176,932
		65,524,774
Leisure Products - 0.1%
Brunswick Corp.	5,198	311,256
Hasbro, Inc.	6,302	555,143
Mattel, Inc. (b)	4,826	71,425
Polaris Industries, Inc. (b)	4,318	452,613
		1,390,437
Media - 2.6%
AMC Networks, Inc. Class A (a)	3,648	189,696
Cable One, Inc.	348	221,022
CBS Corp. Class B	24,461	1,203,481
Charter Communications, Inc. Class A (a)	8,751	2,374,059
Comcast Corp. Class A	315,931	9,917,074
Discovery Communications, Inc. Class C (non-vtg.) (a)	3,721	82,681
DISH Network Corp. Class A (a)	12,391	415,718
GCI Liberty, Inc. (a)	1,241	55,349
Interpublic Group of Companies, Inc.	24,180	570,406
Lions Gate Entertainment Corp.:
Class A	2,395	59,612
Class B	5,090	117,172
Live Nation Entertainment, Inc. (a)	9,717	383,530
Omnicom Group, Inc. (b)	16,947	1,248,316
Sirius XM Holdings, Inc. (b)	98,577	623,992
The Madison Square Garden Co. (a)	97	23,573
The Walt Disney Co.	75,594	7,584,346
Twenty-First Century Fox, Inc.:
Class A	3,826	139,879
Class B	1,792	64,637
		25,274,543
Multiline Retail - 0.3%
Dollar General Corp.	7,635	737,007
Dollar Tree, Inc. (a)	16,073	1,541,240
Nordstrom, Inc. (b)	8,671	438,406
		2,716,653
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	1,441	164,922
AutoZone, Inc. (a)	1,722	1,075,423
Burlington Stores, Inc. (a)	2,787	378,614
CarMax, Inc. (a)(b)	13,229	826,813
Dick's Sporting Goods, Inc.	4,496	148,773
Floor & Decor Holdings, Inc. Class A (b)	2,142	119,074
Foot Locker, Inc.	539	23,220
Gap, Inc.	797	23,304
Home Depot, Inc.	86,805	16,041,564
L Brands, Inc.	2,718	94,885
Lowe's Companies, Inc.	61,347	5,056,833
Michaels Companies, Inc. (a)	6,436	119,838
O'Reilly Automotive, Inc. (a)	6,114	1,565,612
Ross Stores, Inc.	27,729	2,241,890
Sally Beauty Holdings, Inc. (a)	3,436	59,408
TJX Companies, Inc.	46,863	3,976,326
Tractor Supply Co.	9,219	626,892
Ulta Beauty, Inc. (a)	4,268	1,070,884
Williams-Sonoma, Inc.	1,222	58,412
		33,672,687
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	3,392	340,285
Hanesbrands, Inc.	26,288	485,539
lululemon athletica, Inc. (a)	7,001	698,700
Michael Kors Holdings Ltd. (a)	831	56,857
NIKE, Inc. Class B	95,891	6,557,985
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,002	114,057
Switch, Inc. Class A	1,683	23,983
Tapestry, Inc.	3,611	194,163
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	10,006	177,707
Class C (non-vtg.) (a)(b)	9,628	147,790
VF Corp.	17,707	1,431,965
		10,229,031

TOTAL CONSUMER DISCRETIONARY		182,662,215

CONSUMER STAPLES - 6.1%
Beverages - 2.7%
Brown-Forman Corp.:
Class A	3,718	198,430
Class B (non-vtg.)	16,161	905,662
Constellation Brands, Inc. Class A (sub. vtg.)	11,906	2,775,646
Dr. Pepper Snapple Group, Inc.	13,216	1,585,391
Monster Beverage Corp. (a)	30,297	1,666,335
PepsiCo, Inc.	91,442	9,230,155
The Coca-Cola Co.	211,428	9,135,804
		25,497,423
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	32,122	6,333,174
Kroger Co.	34,880	878,627
Rite Aid Corp. (a)(b)	36,542	61,025
Sprouts Farmers Market LLC (a)	9,595	240,163
Sysco Corp.	35,429	2,215,730
Walgreens Boots Alliance, Inc.	11,679	776,070
Welbilt, Inc. (a)	9,618	184,281
		10,689,070
Food Products - 0.5%
Campbell Soup Co.	8,416	343,204
General Mills, Inc.	29,656	1,297,153
Kellogg Co.	16,622	979,036
Lamb Weston Holdings, Inc.	2,438	159,250
McCormick & Co., Inc. (non-vtg.)	8,948	943,209
Pilgrim's Pride Corp. (a)	3,417	73,807
The Hershey Co.	9,024	829,667
TreeHouse Foods, Inc. (a)	1,283	49,396
		4,674,722
Household Products - 0.6%
Church & Dwight Co., Inc.	18,265	843,843
Clorox Co.	8,045	942,874
Colgate-Palmolive Co.	9,986	651,387
Energizer Holdings, Inc.	4,334	248,598
Kimberly-Clark Corp.	21,951	2,272,807
Procter & Gamble Co.	9,505	687,592
Spectrum Brands Holdings, Inc.	1,805	130,141
		5,777,242
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	16,052	2,377,141
Herbalife Nutrition Ltd. (a)	4,693	496,191
Nu Skin Enterprises, Inc. Class A	964	68,589
		2,941,921
Tobacco - 0.9%
Altria Group, Inc.	140,481	7,882,389
Philip Morris International, Inc.	10,276	842,632
		8,725,021

TOTAL CONSUMER STAPLES		58,305,399

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Halliburton Co.	43,047	2,281,061
RPC, Inc. (b)	3,981	71,698
		2,352,759
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp. (a)	8,093	153,767
Apache Corp.	1,519	62,203
Cabot Oil & Gas Corp.	23,832	569,823
Cheniere Energy, Inc. (a)	9,917	576,773
Chesapeake Energy Corp. (a)(b)	3,945	11,717
Cimarex Energy Co.	6,385	642,267
Continental Resources, Inc. (a)	2,876	189,989
Devon Energy Corp.	2,845	103,359
Diamondback Energy, Inc. (a)	1,641	210,786
EOG Resources, Inc.	3,980	470,317
EQT Corp.	2,455	123,216
Gulfport Energy Corp. (a)	1,005	9,347
Laredo Petroleum, Inc. (a)	11,504	126,544
Newfield Exploration Co. (a)	14,830	441,934
ONEOK, Inc.	28,322	1,705,551
Parsley Energy, Inc. Class A (a)	11,219	336,907
RSP Permian, Inc. (a)	4,996	247,852
The Williams Companies, Inc.	8,859	227,942
		6,210,294

TOTAL ENERGY		8,563,053

FINANCIALS - 3.5%
Banks - 0.3%
Bank of the Ozarks, Inc.	3,921	183,503
East West Bancorp, Inc.	547	36,441
First Republic Bank	9,610	892,481
Pinnacle Financial Partners, Inc.	1,687	108,052
Signature Bank (a)	2,361	300,201
SVB Financial Group (a)	2,825	846,398
Western Alliance Bancorp. (a)	3,875	228,548
		2,595,624
Capital Markets - 2.0%
Ameriprise Financial, Inc.	9,729	1,364,103
BGC Partners, Inc. Class A	4,414	58,971
Cboe Global Markets, Inc.	8,249	880,828
Charles Schwab Corp.	69,317	3,859,571
Eaton Vance Corp. (non-vtg.)	8,311	452,035
FactSet Research Systems, Inc.	2,786	526,860
Federated Investors, Inc. Class B (non-vtg.)	1,915	50,690
IntercontinentalExchange, Inc.	20,090	1,455,721
Invesco Ltd.	4,412	127,816
Lazard Ltd. Class A	7,752	421,864
Legg Mason, Inc.	1,448	57,486
LPL Financial	6,406	388,011
MarketAxess Holdings, Inc.	2,676	531,534
Moody's Corp.	12,233	1,984,193
Morningstar, Inc.	1,336	145,063
MSCI, Inc.	6,529	978,240
Raymond James Financial, Inc.	2,486	223,119
S&P Global, Inc.	18,678	3,522,671
SEI Investments Co.	9,784	618,642
State Street Corp.	1,422	141,887
T. Rowe Price Group, Inc.	2,684	305,493
TD Ameritrade Holding Corp.	19,324	1,122,531
		19,217,329
Consumer Finance - 0.1%
Capital One Financial Corp.	2,243	203,261
Credit Acceptance Corp. (a)(b)	746	246,807
		450,068
Diversified Financial Services - 0.0%
Leucadia National Corp.	5,714	137,365
Voya Financial, Inc.	841	44,026
		181,391
Insurance - 1.1%
Allstate Corp.	7,179	702,250
American International Group, Inc.	8,072	452,032
Aon PLC	18,269	2,602,784
Arch Capital Group Ltd. (a)	1,172	93,912
Arthur J. Gallagher & Co.	8,969	627,740
Aspen Insurance Holdings Ltd.	1,416	60,109
Assurant, Inc.	810	75,184
Erie Indemnity Co. Class A	1,290	150,633
Marsh & McLennan Companies, Inc.	37,455	3,052,583
Progressive Corp.	42,634	2,570,404
RenaissanceRe Holdings Ltd.	246	33,466
XL Group Ltd.	5,806	322,756
		10,743,853

TOTAL FINANCIALS		33,188,265

HEALTH CARE - 12.6%
Biotechnology - 4.1%
AbbVie, Inc.	117,195	11,315,177
ACADIA Pharmaceuticals, Inc. (a)(b)	6,966	110,132
Agios Pharmaceuticals, Inc. (a)	3,333	279,672
Alexion Pharmaceuticals, Inc. (a)	12,715	1,495,665
Alkermes PLC (a)(b)	11,140	493,168
Alnylam Pharmaceuticals, Inc. (a)	5,597	529,084
Amgen, Inc.	15,287	2,667,276
Biogen, Inc. (a)	14,665	4,012,344
BioMarin Pharmaceutical, Inc. (a)	12,831	1,071,517
Celgene Corp. (a)	54,920	4,783,532
Exelixis, Inc. (a)	21,406	445,673
Gilead Sciences, Inc.	68,434	4,942,988
Incyte Corp. (a)	12,792	792,336
Intercept Pharmaceuticals, Inc. (a)(b)	1,332	90,589
Intrexon Corp. (a)(b)	3,695	67,175
Ionis Pharmaceuticals, Inc. (a)(b)	9,129	392,821
Neurocrine Biosciences, Inc. (a)	6,510	527,831
Opko Health, Inc. (a)(b)	2,342	7,120
Regeneron Pharmaceuticals, Inc. (a)	5,807	1,763,470
Seattle Genetics, Inc. (a)	7,628	390,477
TESARO, Inc. (a)(b)	2,637	134,250
Vertex Pharmaceuticals, Inc. (a)	18,515	2,835,757
		39,148,054
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	3,010	905,860
Align Technology, Inc. (a)	5,820	1,454,127
Baxter International, Inc.	3,393	235,814
Becton, Dickinson & Co.	19,404	4,499,205
Boston Scientific Corp. (a)	100,722	2,892,736
DexCom, Inc. (a)(b)	6,265	458,473
Edwards Lifesciences Corp. (a)	15,395	1,960,707
Hill-Rom Holdings, Inc.	4,474	384,003
Hologic, Inc. (a)	11,481	445,348
IDEXX Laboratories, Inc. (a)	6,330	1,231,122
Intuitive Surgical, Inc. (a)	8,171	3,601,613
Medtronic PLC	7,288	583,987
ResMed, Inc.	10,222	967,410
Stryker Corp.	25,025	4,239,736
Teleflex, Inc.	528	141,441
The Cooper Companies, Inc.	2,748	628,495
Varian Medical Systems, Inc. (a)	6,736	778,614
West Pharmaceutical Services, Inc.	5,364	473,158
		25,881,849
Health Care Providers & Services - 2.8%
Aetna, Inc.	7,524	1,347,172
AmerisourceBergen Corp.	11,706	1,060,329
Centene Corp. (a)	1,610	174,814
Cigna Corp.	15,238	2,618,193
Express Scripts Holding Co. (a)	2,853	215,972
HCA Holdings, Inc.	1,426	136,525
Henry Schein, Inc. (a)	11,469	871,644
Humana, Inc.	9,512	2,798,240
LifePoint Hospitals, Inc. (a)	390	18,681
McKesson Corp.	1,583	247,280
Patterson Companies, Inc.	503	11,710
Premier, Inc. (a)	1,015	33,485
UnitedHealth Group, Inc.	70,553	16,678,729
Wellcare Health Plans, Inc. (a)	3,011	617,737
		26,830,511
Health Care Technology - 0.2%
athenahealth, Inc. (a)	2,902	355,408
Cerner Corp. (a)	21,096	1,228,842
Veeva Systems, Inc. Class A (a)	8,059	565,178
		2,149,428
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	5,784	380,240
Bio-Techne Corp.	2,712	409,268
Bruker Corp.	2,651	78,284
Charles River Laboratories International, Inc. (a)	3,420	356,330
Illumina, Inc. (a)	10,724	2,583,733
Mettler-Toledo International, Inc. (a)	1,844	1,032,511
PerkinElmer, Inc.	1,472	107,986
QIAGEN NV (a)	5,399	176,601
Quintiles Transnational Holdings, Inc. (a)	7,638	731,415
Thermo Fisher Scientific, Inc.	13,246	2,786,296
Waters Corp. (a)	5,580	1,051,328
		9,693,992
Pharmaceuticals - 1.8%
Akorn, Inc. (a)	6,058	87,417
Bristol-Myers Squibb Co.	59,671	3,110,649
Eli Lilly & Co.	71,887	5,827,879
Johnson & Johnson	30,363	3,840,616
Merck & Co., Inc.	11,126	654,988
Zoetis, Inc. Class A	36,170	3,019,472
		16,541,021

TOTAL HEALTH CARE		120,244,855

INDUSTRIALS - 12.2%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	6,953	471,413
General Dynamics Corp.	7,668	1,543,645
Harris Corp.	2,275	355,856
HEICO Corp.	2,206	193,797
HEICO Corp. Class A	4,456	321,500
Hexcel Corp.	4,389	291,737
Huntington Ingalls Industries, Inc.	2,735	665,179
Lockheed Martin Corp.	16,356	5,247,659
Northrop Grumman Corp.	11,861	3,819,716
Raytheon Co.	7,921	1,623,330
Rockwell Collins, Inc.	11,949	1,583,720
The Boeing Co.	40,971	13,666,287
TransDigm Group, Inc.	3,564	1,142,511
		30,926,350
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	10,155	934,565
Expeditors International of Washington, Inc.	9,292	593,387
FedEx Corp.	18,207	4,500,770
United Parcel Service, Inc. Class B	50,748	5,759,898
XPO Logistics, Inc. (a)	6,451	626,779
		12,415,399
Airlines - 0.3%
Alaska Air Group, Inc.	7,347	477,041
American Airlines Group, Inc.	13,654	586,166
Copa Holdings SA Class A	142	16,638
Southwest Airlines Co.	40,499	2,139,562
		3,219,407
Building Products - 0.3%
A.O. Smith Corp.	10,467	642,150
Allegion PLC	7,106	548,441
Armstrong World Industries, Inc. (a)	3,283	183,848
Fortune Brands Home & Security, Inc.	10,429	570,362
Lennox International, Inc.	2,596	501,989
Masco Corp.	14,901	564,301
		3,011,091
Commercial Services & Supplies - 0.5%
Cintas Corp.	6,359	1,082,938
Clean Harbors, Inc. (a)	2,762	126,500
Copart, Inc. (a)	14,562	743,827
KAR Auction Services, Inc.	9,893	514,337
Rollins, Inc.	6,954	337,408
Waste Management, Inc.	26,340	2,141,179
		4,946,189
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	2,830	91,975
Electrical Equipment - 0.5%
Acuity Brands, Inc.	2,089	250,200
AMETEK, Inc.	2,740	191,252
Emerson Electric Co.	6,606	438,704
Fortive Corp.	20,345	1,430,457
Hubbell, Inc. Class B	2,546	264,428
Rockwell Automation, Inc.	9,464	1,557,112
Sensata Technologies, Inc. PLC (a)(b)	6,228	315,884
		4,448,037
Industrial Conglomerates - 1.7%
3M Co.	42,670	8,294,621
General Electric Co.	110,998	1,561,742
Honeywell International, Inc.	32,254	4,666,509
Roper Technologies, Inc.	6,980	1,844,046
		16,366,918
Machinery - 2.1%
Allison Transmission Holdings, Inc.	9,093	354,536
Caterpillar, Inc.	37,857	5,465,037
Cummins, Inc.	3,761	601,233
Deere & Co.	23,771	3,216,929
Donaldson Co., Inc.	9,096	402,589
Dover Corp.	1,188	110,128
Gardner Denver Holdings, Inc.	5,541	175,262
Gates Industrial Corp. PLC (a)	2,350	36,801
Graco, Inc.	12,192	536,326
IDEX Corp.	5,221	697,839
Illinois Tool Works, Inc.	22,409	3,182,526
Ingersoll-Rand PLC	9,211	772,711
Lincoln Electric Holdings, Inc.	4,293	355,761
Middleby Corp. (a)(b)	4,077	513,050
Nordson Corp.	4,205	540,763
Parker Hannifin Corp.	8,384	1,380,174
Snap-On, Inc.	533	77,418
Stanley Black & Decker, Inc.	1,176	166,510
Toro Co.	7,728	451,238
WABCO Holdings, Inc. (a)	3,704	477,779
Wabtec Corp.	2,061	183,037
Xylem, Inc.	6,818	497,032
		20,194,679
Professional Services - 0.6%
CoStar Group, Inc. (a)	2,593	950,749
Dun & Bradstreet Corp.	1,099	126,726
Equifax, Inc.	8,720	977,076
IHS Markit Ltd. (a)	16,019	787,013
Robert Half International, Inc.	8,885	539,764
TransUnion Holding Co., Inc. (a)	13,162	854,345
Verisk Analytics, Inc. (a)	11,096	1,181,169
		5,416,842
Road & Rail - 1.2%
CSX Corp.	56,313	3,344,429
J.B. Hunt Transport Services, Inc.	6,325	742,745
Landstar System, Inc.	3,044	309,423
Old Dominion Freight Lines, Inc.	2,793	373,871
Union Pacific Corp.	52,555	7,022,925
		11,793,393
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	367	15,300
Fastenal Co.	21,298	1,064,687
HD Supply Holdings, Inc. (a)	13,618	527,153
MSC Industrial Direct Co., Inc. Class A	1,543	133,377
United Rentals, Inc. (a)	6,197	929,550
Univar, Inc. (a)	8,362	230,457
W.W. Grainger, Inc.	3,498	984,162
Watsco, Inc.	2,215	370,835
		4,255,521

TOTAL INDUSTRIALS		117,085,801

INFORMATION TECHNOLOGY - 38.5%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	3,935	1,041,004
CommScope Holding Co., Inc. (a)	6,995	267,349
F5 Networks, Inc. (a)	4,539	740,266
Motorola Solutions, Inc.	1,117	122,680
Palo Alto Networks, Inc. (a)	6,521	1,255,358
		3,426,657
Electronic Equipment & Components - 0.7%
ADT, Inc.	4,617	41,137
Amphenol Corp. Class A	21,933	1,836,011
CDW Corp.	10,924	778,772
Cognex Corp.	12,231	565,684
Coherent, Inc. (a)	1,772	298,086
Corning, Inc.	3,656	98,785
Dell Technologies, Inc. (a)	14,621	1,049,349
FLIR Systems, Inc.	5,396	288,956
IPG Photonics Corp. (a)	2,663	567,299
National Instruments Corp.	6,098	249,347
Trimble, Inc. (a)	14,288	494,365
Universal Display Corp.	3,018	265,735
Zebra Technologies Corp. Class A (a)	3,843	518,152
		7,051,678
Internet Software & Services - 8.2%
Alphabet, Inc.:
Class A (a)	21,932	22,339,497
Class C (a)	22,221	22,606,090
Facebook, Inc. Class A (a)	174,017	29,930,924
GoDaddy, Inc. (a)	9,204	594,210
IAC/InterActiveCorp (a)	5,110	828,535
LogMeIn, Inc.	2,387	263,047
Match Group, Inc. (a)(b)	2,730	128,638
Pandora Media, Inc. (a)(b)	18,138	101,754
Twitter, Inc. (a)	3,178	96,325
VeriSign, Inc. (a)(b)	6,263	735,401
Zillow Group, Inc.:
Class A (a)	2,899	140,225
Class C (a)(b)	5,354	259,615
		78,024,261
IT Services - 7.9%
Accenture PLC Class A	45,630	6,899,256
Alliance Data Systems Corp.	3,550	720,828
Automatic Data Processing, Inc.	32,939	3,889,437
Booz Allen Hamilton Holding Corp. Class A	9,812	388,850
Broadridge Financial Solutions, Inc.	8,654	927,795
Cognizant Technology Solutions Corp. Class A	43,024	3,520,224
CoreLogic, Inc. (a)	3,457	171,122
DXC Technology Co.	20,841	2,147,873
Euronet Worldwide, Inc. (a)	3,665	286,273
Fidelity National Information Services, Inc.	13,770	1,307,737
First Data Corp. Class A (a)	34,794	629,771
Fiserv, Inc. (a)	30,622	2,169,875
FleetCor Technologies, Inc. (a)	6,528	1,353,124
Gartner, Inc. (a)	6,433	780,259
Genpact Ltd.	11,102	354,043
Global Payments, Inc.	11,155	1,261,073
IBM Corp.	42,809	6,205,593
Jack Henry & Associates, Inc.	5,730	684,620
MasterCard, Inc. Class A	68,199	12,157,836
Paychex, Inc.	23,588	1,428,725
PayPal Holdings, Inc. (a)	83,286	6,213,968
Sabre Corp.	12,673	261,571
Square, Inc. (a)(b)	17,930	848,806
The Western Union Co.	33,727	666,108
Total System Services, Inc.	13,305	1,118,418
Visa, Inc. Class A	133,865	16,984,791
WEX, Inc. (a)	2,270	367,558
Worldpay, Inc. (a)	21,024	1,707,569
		75,453,103
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)(b)	62,210	676,845
Analog Devices, Inc.	27,355	2,389,459
Applied Materials, Inc.	77,488	3,848,829
Broadcom, Inc.	29,731	6,820,886
Cavium, Inc. (a)	4,948	371,149
Cypress Semiconductor Corp.	2,225	32,441
KLA-Tencor Corp.	11,518	1,171,841
Lam Research Corp.	11,948	2,211,097
Maxim Integrated Products, Inc.	20,612	1,123,354
Microchip Technology, Inc. (b)	16,701	1,397,206
Micron Technology, Inc. (a)	60,697	2,790,848
Microsemi Corp. (a)	6,977	451,342
NVIDIA Corp.	42,624	9,586,138
NXP Semiconductors NV (a)	14,005	1,469,125
ON Semiconductor Corp. (a)	29,115	642,859
Qorvo, Inc. (a)	4,912	331,069
Skyworks Solutions, Inc.	13,369	1,159,894
Teradyne, Inc.	13,351	434,575
Texas Instruments, Inc.	72,617	7,365,542
Versum Materials, Inc.	610	21,460
Xilinx, Inc.	17,670	1,135,121
		45,431,080
Software - 10.0%
Activision Blizzard, Inc.	54,431	3,611,497
Adobe Systems, Inc. (a)	36,332	8,051,171
ANSYS, Inc. (a)	6,294	1,017,488
Atlassian Corp. PLC (a)	6,810	381,224
Autodesk, Inc. (a)	12,450	1,567,455
Black Knight, Inc. (a)	9,399	457,261
Cadence Design Systems, Inc. (a)	20,405	817,424
CDK Global, Inc.	9,172	598,381
Citrix Systems, Inc. (a)	11,052	1,137,361
Electronic Arts, Inc. (a)	22,075	2,604,409
Fortinet, Inc. (a)	10,668	590,580
Guidewire Software, Inc. (a)	2,209	186,926
Intuit, Inc.	17,890	3,305,893
Manhattan Associates, Inc. (a)	5,020	216,161
Microsoft Corp.	551,915	51,615,091
Oracle Corp.	17,338	791,826
Parametric Technology Corp. (a)	8,393	691,164
Red Hat, Inc. (a)	13,044	2,126,955
Salesforce.com, Inc. (a)	50,472	6,106,607
ServiceNow, Inc. (a)	12,472	2,072,098
Splunk, Inc. (a)	10,313	1,058,629
SS&C Technologies Holdings, Inc.	13,100	650,415
Symantec Corp.	45,483	1,263,973
Synopsys, Inc. (a)	865	73,966
Tableau Software, Inc. (a)	4,756	404,498
Take-Two Interactive Software, Inc. (a)	8,174	815,030
Tyler Technologies, Inc. (a)	2,558	559,997
Ultimate Software Group, Inc. (a)	2,085	500,233
VMware, Inc. Class A (a)	4,982	663,901
Workday, Inc. Class A (a)	9,983	1,246,278
		95,183,892
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	373,666	61,752,040
NCR Corp. (a)	8,848	272,253
NetApp, Inc.	16,764	1,116,147
Western Digital Corp.	3,114	245,352
		63,385,792

TOTAL INFORMATION TECHNOLOGY		367,956,463

MATERIALS - 3.5%
Chemicals - 2.6%
Albemarle Corp. U.S.	1,479	143,404
Axalta Coating Systems Ltd. (a)	15,741	486,397
Celanese Corp. Class A	5,925	643,870
DowDuPont, Inc.	81,953	5,182,708
Ecolab, Inc.	18,881	2,733,402
FMC Corp.	9,808	781,992
Huntsman Corp.	7,252	215,892
International Flavors & Fragrances, Inc.	5,828	823,263
LyondellBasell Industries NV Class A	10,405	1,100,121
Monsanto Co.	32,239	4,041,803
NewMarket Corp.	514	195,089
Platform Specialty Products Corp. (a)	7,254	73,048
PPG Industries, Inc.	17,460	1,848,665
Praxair, Inc.	18,462	2,815,824
RPM International, Inc.	8,790	424,557
Sherwin-Williams Co.	6,030	2,216,990
The Chemours Co. LLC	13,513	654,164
The Scotts Miracle-Gro Co. Class A	2,859	238,955
W.R. Grace & Co.	4,953	338,983
Westlake Chemical Corp.	1,268	135,638
		25,094,765
Construction Materials - 0.2%
Eagle Materials, Inc.	3,410	337,454
Martin Marietta Materials, Inc.	4,189	815,892
Vulcan Materials Co.	8,949	999,514
		2,152,860
Containers & Packaging - 0.6%
Aptargroup, Inc.	1,063	99,391
Ardagh Group SA	639	12,984
Avery Dennison Corp.	6,094	638,712
Ball Corp.	13,960	559,656
Berry Global Group, Inc. (a)	9,604	528,220
Crown Holdings, Inc. (a)	6,712	334,526
Graphic Packaging Holding Co.	15,937	227,899
International Paper Co.	27,587	1,422,386
Owens-Illinois, Inc. (a)	9,488	192,891
Packaging Corp. of America	6,832	790,394
Sealed Air Corp.	6,717	294,540
Silgan Holdings, Inc.	5,626	157,922
		5,259,521
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	19,568	297,629
Royal Gold, Inc.	1,733	153,890
Southern Copper Corp.	5,390	284,646
Steel Dynamics, Inc.	2,142	95,983
		832,148

TOTAL MATERIALS		33,339,294

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	31,063	4,235,751
Boston Properties, Inc.	1,708	207,368
CoreSite Realty Corp.	2,504	260,666
Crown Castle International Corp.	29,574	2,983,129
CubeSmart	9,040	266,138
CyrusOne, Inc.	5,780	309,750
Digital Realty Trust, Inc.	11,455	1,210,679
Douglas Emmett, Inc.	9,329	347,692
Equinix, Inc.	5,697	2,397,241
Equity Lifestyle Properties, Inc.	6,092	543,163
Extra Space Storage, Inc.	7,702	690,022
Federal Realty Investment Trust (SBI)	2,060	238,651
Gaming & Leisure Properties	4,582	157,025
Hudson Pacific Properties, Inc.	1,003	32,969
Iron Mountain, Inc.	17,922	608,273
Lamar Advertising Co. Class A	5,390	343,397
Outfront Media, Inc.	1,217	22,819
Public Storage	10,900	2,199,402
SBA Communications Corp. Class A (a)	8,528	1,366,441
Simon Property Group, Inc.	20,725	3,240,147
Tanger Factory Outlet Centers, Inc.	337	7,397
Taubman Centers, Inc.	2,125	118,958
		21,787,078
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	9,446	427,998
VICI Properties, Inc.	3,969	72,156
		500,154

TOTAL REAL ESTATE		22,287,232

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	152,890	7,545,122
Zayo Group Holdings, Inc. (a)	13,774	499,996
		8,045,118
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	13,638	825,235

TOTAL TELECOMMUNICATION SERVICES		8,870,353

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	4,421	137,051
TOTAL COMMON STOCKS
(Cost $818,712,979)		952,639,981
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/28/18 (c)
(Cost $1,994,564)	2,000,000	1,994,554
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.74% (d)	555,305	$555,416
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	12,295,369	12,296,599
TOTAL MONEY MARKET FUNDS
(Cost $12,852,108)		12,852,015
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $833,559,651)		967,486,550
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,005,037)
NET ASSETS - 100%		$956,481,513

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	29	June 2018	$3,838,150	$48,230	$48,230

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $322,121.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,148
Fidelity Securities Lending Cash Central Fund	52,366
Total	$124,514

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$182,662,215	$182,662,215	$--	$--
Consumer Staples	58,305,399	58,305,399	--	--
Energy	8,563,053	8,563,053	--	--
Financials	33,188,265	33,188,265	--	--
Health Care	120,244,855	120,244,855	--	--
Industrials	117,085,801	117,085,801	--	--
Information Technology	367,956,463	367,956,463	--	--
Materials	33,339,294	33,339,294	--	--
Real Estate	22,287,232	22,287,232	--	--
Telecommunication Services	8,870,353	8,870,353	--	--
Utilities	137,051	137,051	--	--
U.S. Government and Government Agency Obligations	1,994,554	--	1,994,554	--
Money Market Funds	12,852,015	12,852,015	--	--
Total Investments in Securities:	$967,486,550	$965,491,996	$1,994,554	$--
Derivative Instruments:
Assets
Futures Contracts	$48,230	$48,230	$--	$--
Total Assets	$48,230	$48,230	$--	$--
Total Derivative Instruments:	$48,230	$48,230	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$48,230	$0
Total Equity Risk	48,230	0
Total Value of Derivatives	$48,230	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including securities loaned of $11,890,632) — See accompanying schedule: Unaffiliated issuers (cost $820,707,543)	$954,634,535
Fidelity Central Funds (cost $12,852,108)	12,852,015
Total Investment in Securities (cost $833,559,651)		$967,486,550
Receivable for fund shares sold		1,353,995
Dividends receivable		513,529
Interest receivable		1,730
Distributions receivable from Fidelity Central Funds		14,394
Other receivables		13
Total assets		969,370,211
Liabilities
Payable for fund shares redeemed	$527,780
Accrued management fee	27,381
Payable for daily variation margin on futures contracts	27,280
Other affiliated payables	10,407
Collateral on securities loaned	12,295,850
Total liabilities		12,888,698
Net Assets		$956,481,513
Net Assets consist of:
Paid in capital		$820,921,887
Undistributed net investment income		3,057,101
Accumulated undistributed net realized gain (loss) on investments		(1,472,604)
Net unrealized appreciation (depreciation) on investments		133,975,129
Net Assets		$956,481,513
Investor Class:
Net Asset Value, offering price and redemption price per share ($19,338,221 ÷ 1,420,231 shares)		$13.62
Premium Class:
Net Asset Value, offering price and redemption price per share ($607,023,058 ÷ 44,562,098 shares)		$13.62
Institutional Class:
Net Asset Value, offering price and redemption price per share ($188,896,367 ÷ 13,866,680 shares)		$13.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($141,223,867 ÷ 10,366,840 shares)		$13.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$9,481,003
Interest		9,672
Income from Fidelity Central Funds		124,514
Total income		9,615,189
Expenses
Management fee	$266,804
Transfer agent fees	99,014
Independent trustees' fees and expenses	2,529
Interest	1,943
Miscellaneous	1,894
Total expenses before reductions	372,184
Expense reductions	(401)	371,783
Net investment income (loss)		9,243,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	662,880
Fidelity Central Funds	1,000
Futures contracts	(209,451)
Total net realized gain (loss)		454,429
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	101,067,731
Fidelity Central Funds	(93)
Futures contracts	55,226
Total change in net unrealized appreciation (depreciation)		101,122,864
Net gain (loss)		101,577,293
Net increase (decrease) in net assets resulting from operations		$110,820,699

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,243,406	$1,809,510
Net realized gain (loss)	454,429	(214,220)
Change in net unrealized appreciation (depreciation)	101,122,864	32,852,265
Net increase (decrease) in net assets resulting from operations	110,820,699	34,447,555
Distributions to shareholders from net investment income	(7,295,509)	(447,140)
Distributions to shareholders from net realized gain	(1,614,014)	–
Total distributions	(8,909,523)	(447,140)
Share transactions - net increase (decrease)	425,231,434	395,338,488
Total increase (decrease) in net assets	527,142,610	429,338,903
Net Assets
Beginning of period	429,338,903	–
End of period	$956,481,513	$429,338,903
Other Information
Undistributed net investment income end of period	$3,057,101	$1,361,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund Investor Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.12
Net realized and unrealized gain (loss)	2.01	1.50
Total from investment operations	2.16	1.62
Distributions from net investment income	(.11)	(.02)
Distributions from net realized gain	(.03)	–
Total distributions	(.14)	(.02)
Net asset value, end of period	$13.62	$11.60
Total ReturnC,D	18.72%	16.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.18%	.21%G
Expenses net of fee waivers, if any	.18%	.21%G
Expenses net of all reductions	.18%	.21%G
Net investment income (loss)	1.19%	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,338	$7,637
Portfolio turnover rateH	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Premium Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.14
Net realized and unrealized gain (loss)	2.01	1.49
Total from investment operations	2.18	1.63
Distributions from net investment income	(.13)	(.03)
Distributions from net realized gain	(.03)	–
Total distributions	(.16)	(.03)
Net asset value, end of period	$13.62	$11.60
Total ReturnC,D	18.87%	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.07%G
Expenses net of fee waivers, if any	.05%	.07%G
Expenses net of all reductions	.05%	.07%G
Net investment income (loss)	1.31%	1.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$607,023	$282,078
Portfolio turnover rateH	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.14
Net realized and unrealized gain (loss)	2.01	1.49
Total from investment operations	2.18	1.63
Distributions from net investment income	(.13)	(.03)
Distributions from net realized gain	(.03)	–
Total distributions	(.16)	(.03)
Net asset value, end of period	$13.62	$11.60
Total ReturnC,D	18.88%	16.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.06%G
Expenses net of fee waivers, if any	.04%	.06%G
Expenses net of all reductions	.04%	.06%G
Net investment income (loss)	1.32%	1.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$188,896	$138,867
Portfolio turnover rateH	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Premium Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.13
Net realized and unrealized gain (loss)	2.00	1.50
Total from investment operations	2.18	1.63
Distributions from net investment income	(.13)	(.03)
Distributions from net realized gain	(.03)	–
Total distributions	(.16)	(.03)
Net asset value, end of period	$13.62	$11.60
Total ReturnC,D	18.89%	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.05%G
Expenses net of all reductions	.04%	.05%G
Net investment income (loss)	1.33%	1.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$141,224	$758
Portfolio turnover rateH	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$156,382,648
Gross unrealized depreciation	(25,400,097)
Net unrealized appreciation (depreciation)	$130,982,551
Tax Cost	$836,503,999

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,271,874
Undistributed long-term capital gain	$305,201
Net unrealized appreciation (depreciation) on securities and other investments	$130,982,551

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017
Ordinary Income	$8,601,052	$ 447,140
Long-term Capital Gains	308,471	–
Total	$8,909,523	$ 447,140

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $596,100,939 and $167,950,490, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .04% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .21%, .07%, .06% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .16%, .02%, .01%, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$16,880.140
Premium Class	68,828.016
Institutional Class	13,306.006
	$99,014

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$43,041,000	1.63%	$1,943

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,894 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $52,366.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $401.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2018	Year ended April 30, 2017(a)
From net investment income
Investor Class	$98,074	$2,758
Premium Class	4,262,193	346,446
Institutional Class	2,792,760	95,931
Institutional Premium Class	142,482	2,005
Total	$7,295,509	$447,140
From net realized gain
Investor Class	$25,124	$–
Premium Class	952,216	–
Institutional Class	608,838	–
Institutional Premium Class	27,836	–
Total	$1,614,014	$–

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2018	Year ended April 30, 2017(a)	Year ended April 30, 2018	Year ended April 30, 2017(a)
Investor Class
Shares sold	2,296,238	1,337,804	$30,542,088	$14,225,721
Reinvestment of distributions	9,232	252	120,429	2,656
Shares redeemed	(1,543,744)	(679,551)	(20,381,301)	(7,275,852)
Net increase (decrease)	761,726	658,505	$10,281,216	$6,952,525
Premium Class
Shares sold	29,946,247	29,060,892	$392,194,600	$309,872,215
Reinvestment of distributions	377,217	31,840	4,917,551	335,594
Shares redeemed	(10,073,915)	(4,780,183)	(131,749,910)	(53,728,257)
Net increase (decrease)	20,249,549	24,312,549	$265,362,241	$256,479,552
Institutional Class
Shares sold	17,311,551	12,310,582	$217,992,451	$134,997,308
Reinvestment of distributions	166,359	741	2,176,037	7,807
Shares redeemed	(15,580,029)	(342,524)	(212,087,640)	(3,752,659)
Net increase (decrease)	1,897,881	11,968,799	$8,080,848	$131,252,456
Institutional Premium Class
Shares sold	12,640,802	65,258	$174,752,948	$653,600
Reinvestment of distributions	11,524	190	154,269	2,005
Shares redeemed	(2,350,788)	(146)	(33,400,088)	(1,650)
Net increase (decrease)	10,301,538	65,302	$141,507,129	$653,955

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Growth Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2018, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 236 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Investor Class	.17%
Actual		$1,000.00	$1,056.00	$.87
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.05%
Actual		$1,000.00	$1,055.90	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,056.00	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,056.00	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Growth Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Growth Index Fund
Investor Class	06/11/18	06/08/18	$0.03100	$0.02000
Premium Class	06/11/18	06/08/18	$0.03866	$0.02000
Institutional Class	06/11/18	06/08/18	$0.03929	$0.02000
Institutional Premium Class	06/11/18	06/08/18	$0.03961	$0.02000

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2018, $491,187, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 92% and 87%; Premium Class designates 76% and 80%; Institutional Class designates 74% and 79%; and Institutional Premium Class designates 74% and 79% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 97% and 90%; Premium Class designates 79% and 83%; Institutional Class designates 78% and 82%; and Institutional Premium Class designates 77% and 82%; of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

LC1-ANN-0618
1.9879603.101

Fidelity® Large Cap Growth Index Fund Institutional Class and Institutional Premium Class Annual Report April 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2018	Past 1 year	Life of fundA
Institutional Class	18.88%	18.65%
Institutional Premium Class	18.89%	18.66%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund - Institutional Class on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$13,830	Fidelity® Large Cap Growth Index Fund - Institutional Class
$13,853	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities gained 13.27% for the 12 months ending April 30, 2018, as the S&P 500® index moved steadily higher throughout 2017 and into 2018 until sharply reversing course in February. The drop was in stark contrast to the low volatility seen throughout 2017, along with consumer sentiment and other market indicators that stayed positive. Investors remained decidedly upbeat as the calendar turned, and the index rose 5.73% in January. February was a decidedly different story, though, as volatility spiked amid fear that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index returned -3.69% for the month, its first negative result since October 2016, and lost further ground in March on fear of a global trade war after the U.S. announced plans to impose tariffs on Chinese imports. The index ended the period with a modest gain in April. For the full 12 months, growth stocks handily topped value, while large-caps bested small-caps. Information technology (+25%) was the top sector, rising amid strong earnings growth from several major index constituents. Financials added about 19%, riding the uptick in bond yields. Consumer discretionary (+17%) also stood out, largely driven by retailers. Notable laggards included the defensive consumer staples (-6%) and telecom services (-3%) sectors.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund’s share classes performed roughly in line with the 18.96% gain of the benchmark Russell 1000® Growth Index. Within the market-leading information technology sector, software manufacturer Microsoft (+39%) reported financial progress from its shift in business strategy toward cloud computing and subscription-based software. Consumer electronics company Apple (+17%) performed well, as the firm rode growing demand for its products. Electronic-payment processors Mastercard (+54%) and Visa (+40%) continued to benefit from the global trend toward non-cash payments. Meanwhile, in consumer discretionary, the stock of internet retailer Amazon.com (+69%) rose on persistently strong financial performance, while video-streaming service provider Netflix (+105%) enjoyed healthy growth in new subscribers. Other major contributors included aircraft manufacturer Boeing (+85%) and managed health company UnitedHealth Group (+37%). Among laggards, shares of cable and media giant Comcast returned about -19%, due to concerns about a decline in cable-television subscriptions. Shares of biotechnology company Celgene (-30%) plunged in October after the company announced disappointing results of a late-stage drug trial. Other notable detractors included tobacco manufacturer Altria Group (-19%) and General Electric (-50%), which experienced a number of business challenges and cut its dividend.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Apple, Inc.	6.5
Microsoft Corp.	5.4
Amazon.com, Inc.	4.8
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class C	2.4
Alphabet, Inc. Class A	2.4
Visa, Inc. Class A	1.8
UnitedHealth Group, Inc.	1.8
Home Depot, Inc.	1.7
The Boeing Co.	1.4
31.3

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	38.5
Consumer Discretionary	19.1
Health Care	12.6
Industrials	12.2
Consumer Staples	6.1
Materials	3.5
Financials	3.5
Real Estate	2.3
Telecommunication Services	0.9
Energy	0.9

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.2%

Schedule of Investments April 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.4%
Aptiv PLC	19,638	$1,660,981
BorgWarner, Inc.	1,554	76,053
Delphi Technologies PLC	6,488	314,084
Gentex Corp.	13,222	300,668
Lear Corp.	4,073	761,529
Visteon Corp. (a)	2,297	285,839
		3,399,154
Automobiles - 0.4%
Harley-Davidson, Inc. (b)	9,127	375,394
Tesla, Inc. (a)	9,789	2,876,987
Thor Industries, Inc.	3,587	380,724
		3,633,105
Distributors - 0.1%
Genuine Parts Co. (b)	3,978	351,337
LKQ Corp. (a)	3,207	99,481
Pool Corp.	2,832	393,110
		843,928
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	4,213	399,729
H&R Block, Inc.	2,224	61,494
Service Corp. International	13,049	476,419
ServiceMaster Global Holdings, Inc. (a)	10,058	508,935
		1,446,577
Hotels, Restaurants & Leisure - 3.4%
ARAMARK Holdings Corp.	7,561	282,706
Chipotle Mexican Grill, Inc. (a)	1,798	761,147
Choice Hotels International, Inc.	2,500	200,125
Darden Restaurants, Inc.	9,124	847,255
Domino's Pizza, Inc.	3,223	779,096
Dunkin' Brands Group, Inc.	6,690	407,822
Extended Stay America, Inc. unit	8,152	159,616
Hilton Grand Vacations, Inc. (a)	6,638	285,434
Hilton Worldwide Holdings, Inc.	17,697	1,395,231
Las Vegas Sands Corp.	26,599	1,950,505
Marriott International, Inc. Class A	22,380	3,058,898
McDonald's Corp.	58,713	9,830,905
MGM Mirage, Inc.	2,706	85,023
Six Flags Entertainment Corp. (b)	4,805	303,868
Starbucks Corp.	100,751	5,800,235
Vail Resorts, Inc.	2,946	675,547
Wendy's Co.	13,534	226,559
Wyndham Worldwide Corp.	7,264	829,621
Wynn Resorts Ltd.	5,870	1,092,935
Yum China Holdings, Inc.	23,358	998,788
Yum! Brands, Inc.	24,849	2,164,348
		32,135,664
Household Durables - 0.2%
D.R. Horton, Inc.	14,154	624,758
Leggett & Platt, Inc. (b)	7,809	316,655
Mohawk Industries, Inc. (a)	286	60,026
NVR, Inc. (a)	238	737,800
PulteGroup, Inc.	5,217	158,388
Tempur Sealy International, Inc. (a)(b)	1,334	59,697
Toll Brothers, Inc.	4,753	200,386
Tupperware Brands Corp.	3,810	169,774
Whirlpool Corp.	440	68,178
		2,395,662
Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (a)	29,612	46,376,242
Expedia, Inc.	9,001	1,036,375
Liberty Expedia Holdings, Inc. (a)	883	36,026
Liberty Interactive Corp. QVC Group Series A (a)	20,102	470,588
Netflix, Inc. (a)	30,174	9,428,168
The Booking Holdings, Inc. (a)	3,611	7,864,758
TripAdvisor, Inc. (a)	3,626	135,685
Wayfair LLC Class A (a)(b)	2,840	176,932
		65,524,774
Leisure Products - 0.1%
Brunswick Corp.	5,198	311,256
Hasbro, Inc.	6,302	555,143
Mattel, Inc. (b)	4,826	71,425
Polaris Industries, Inc. (b)	4,318	452,613
		1,390,437
Media - 2.6%
AMC Networks, Inc. Class A (a)	3,648	189,696
Cable One, Inc.	348	221,022
CBS Corp. Class B	24,461	1,203,481
Charter Communications, Inc. Class A (a)	8,751	2,374,059
Comcast Corp. Class A	315,931	9,917,074
Discovery Communications, Inc. Class C (non-vtg.) (a)	3,721	82,681
DISH Network Corp. Class A (a)	12,391	415,718
GCI Liberty, Inc. (a)	1,241	55,349
Interpublic Group of Companies, Inc.	24,180	570,406
Lions Gate Entertainment Corp.:
Class A	2,395	59,612
Class B	5,090	117,172
Live Nation Entertainment, Inc. (a)	9,717	383,530
Omnicom Group, Inc. (b)	16,947	1,248,316
Sirius XM Holdings, Inc. (b)	98,577	623,992
The Madison Square Garden Co. (a)	97	23,573
The Walt Disney Co.	75,594	7,584,346
Twenty-First Century Fox, Inc.:
Class A	3,826	139,879
Class B	1,792	64,637
		25,274,543
Multiline Retail - 0.3%
Dollar General Corp.	7,635	737,007
Dollar Tree, Inc. (a)	16,073	1,541,240
Nordstrom, Inc. (b)	8,671	438,406
		2,716,653
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	1,441	164,922
AutoZone, Inc. (a)	1,722	1,075,423
Burlington Stores, Inc. (a)	2,787	378,614
CarMax, Inc. (a)(b)	13,229	826,813
Dick's Sporting Goods, Inc.	4,496	148,773
Floor & Decor Holdings, Inc. Class A (b)	2,142	119,074
Foot Locker, Inc.	539	23,220
Gap, Inc.	797	23,304
Home Depot, Inc.	86,805	16,041,564
L Brands, Inc.	2,718	94,885
Lowe's Companies, Inc.	61,347	5,056,833
Michaels Companies, Inc. (a)	6,436	119,838
O'Reilly Automotive, Inc. (a)	6,114	1,565,612
Ross Stores, Inc.	27,729	2,241,890
Sally Beauty Holdings, Inc. (a)	3,436	59,408
TJX Companies, Inc.	46,863	3,976,326
Tractor Supply Co.	9,219	626,892
Ulta Beauty, Inc. (a)	4,268	1,070,884
Williams-Sonoma, Inc.	1,222	58,412
		33,672,687
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	3,392	340,285
Hanesbrands, Inc.	26,288	485,539
lululemon athletica, Inc. (a)	7,001	698,700
Michael Kors Holdings Ltd. (a)	831	56,857
NIKE, Inc. Class B	95,891	6,557,985
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,002	114,057
Switch, Inc. Class A	1,683	23,983
Tapestry, Inc.	3,611	194,163
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	10,006	177,707
Class C (non-vtg.) (a)(b)	9,628	147,790
VF Corp.	17,707	1,431,965
		10,229,031

TOTAL CONSUMER DISCRETIONARY		182,662,215

CONSUMER STAPLES - 6.1%
Beverages - 2.7%
Brown-Forman Corp.:
Class A	3,718	198,430
Class B (non-vtg.)	16,161	905,662
Constellation Brands, Inc. Class A (sub. vtg.)	11,906	2,775,646
Dr. Pepper Snapple Group, Inc.	13,216	1,585,391
Monster Beverage Corp. (a)	30,297	1,666,335
PepsiCo, Inc.	91,442	9,230,155
The Coca-Cola Co.	211,428	9,135,804
		25,497,423
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	32,122	6,333,174
Kroger Co.	34,880	878,627
Rite Aid Corp. (a)(b)	36,542	61,025
Sprouts Farmers Market LLC (a)	9,595	240,163
Sysco Corp.	35,429	2,215,730
Walgreens Boots Alliance, Inc.	11,679	776,070
Welbilt, Inc. (a)	9,618	184,281
		10,689,070
Food Products - 0.5%
Campbell Soup Co.	8,416	343,204
General Mills, Inc.	29,656	1,297,153
Kellogg Co.	16,622	979,036
Lamb Weston Holdings, Inc.	2,438	159,250
McCormick & Co., Inc. (non-vtg.)	8,948	943,209
Pilgrim's Pride Corp. (a)	3,417	73,807
The Hershey Co.	9,024	829,667
TreeHouse Foods, Inc. (a)	1,283	49,396
		4,674,722
Household Products - 0.6%
Church & Dwight Co., Inc.	18,265	843,843
Clorox Co.	8,045	942,874
Colgate-Palmolive Co.	9,986	651,387
Energizer Holdings, Inc.	4,334	248,598
Kimberly-Clark Corp.	21,951	2,272,807
Procter & Gamble Co.	9,505	687,592
Spectrum Brands Holdings, Inc.	1,805	130,141
		5,777,242
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	16,052	2,377,141
Herbalife Nutrition Ltd. (a)	4,693	496,191
Nu Skin Enterprises, Inc. Class A	964	68,589
		2,941,921
Tobacco - 0.9%
Altria Group, Inc.	140,481	7,882,389
Philip Morris International, Inc.	10,276	842,632
		8,725,021

TOTAL CONSUMER STAPLES		58,305,399

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Halliburton Co.	43,047	2,281,061
RPC, Inc. (b)	3,981	71,698
		2,352,759
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp. (a)	8,093	153,767
Apache Corp.	1,519	62,203
Cabot Oil & Gas Corp.	23,832	569,823
Cheniere Energy, Inc. (a)	9,917	576,773
Chesapeake Energy Corp. (a)(b)	3,945	11,717
Cimarex Energy Co.	6,385	642,267
Continental Resources, Inc. (a)	2,876	189,989
Devon Energy Corp.	2,845	103,359
Diamondback Energy, Inc. (a)	1,641	210,786
EOG Resources, Inc.	3,980	470,317
EQT Corp.	2,455	123,216
Gulfport Energy Corp. (a)	1,005	9,347
Laredo Petroleum, Inc. (a)	11,504	126,544
Newfield Exploration Co. (a)	14,830	441,934
ONEOK, Inc.	28,322	1,705,551
Parsley Energy, Inc. Class A (a)	11,219	336,907
RSP Permian, Inc. (a)	4,996	247,852
The Williams Companies, Inc.	8,859	227,942
		6,210,294

TOTAL ENERGY		8,563,053

FINANCIALS - 3.5%
Banks - 0.3%
Bank of the Ozarks, Inc.	3,921	183,503
East West Bancorp, Inc.	547	36,441
First Republic Bank	9,610	892,481
Pinnacle Financial Partners, Inc.	1,687	108,052
Signature Bank (a)	2,361	300,201
SVB Financial Group (a)	2,825	846,398
Western Alliance Bancorp. (a)	3,875	228,548
		2,595,624
Capital Markets - 2.0%
Ameriprise Financial, Inc.	9,729	1,364,103
BGC Partners, Inc. Class A	4,414	58,971
Cboe Global Markets, Inc.	8,249	880,828
Charles Schwab Corp.	69,317	3,859,571
Eaton Vance Corp. (non-vtg.)	8,311	452,035
FactSet Research Systems, Inc.	2,786	526,860
Federated Investors, Inc. Class B (non-vtg.)	1,915	50,690
IntercontinentalExchange, Inc.	20,090	1,455,721
Invesco Ltd.	4,412	127,816
Lazard Ltd. Class A	7,752	421,864
Legg Mason, Inc.	1,448	57,486
LPL Financial	6,406	388,011
MarketAxess Holdings, Inc.	2,676	531,534
Moody's Corp.	12,233	1,984,193
Morningstar, Inc.	1,336	145,063
MSCI, Inc.	6,529	978,240
Raymond James Financial, Inc.	2,486	223,119
S&P Global, Inc.	18,678	3,522,671
SEI Investments Co.	9,784	618,642
State Street Corp.	1,422	141,887
T. Rowe Price Group, Inc.	2,684	305,493
TD Ameritrade Holding Corp.	19,324	1,122,531
		19,217,329
Consumer Finance - 0.1%
Capital One Financial Corp.	2,243	203,261
Credit Acceptance Corp. (a)(b)	746	246,807
		450,068
Diversified Financial Services - 0.0%
Leucadia National Corp.	5,714	137,365
Voya Financial, Inc.	841	44,026
		181,391
Insurance - 1.1%
Allstate Corp.	7,179	702,250
American International Group, Inc.	8,072	452,032
Aon PLC	18,269	2,602,784
Arch Capital Group Ltd. (a)	1,172	93,912
Arthur J. Gallagher & Co.	8,969	627,740
Aspen Insurance Holdings Ltd.	1,416	60,109
Assurant, Inc.	810	75,184
Erie Indemnity Co. Class A	1,290	150,633
Marsh & McLennan Companies, Inc.	37,455	3,052,583
Progressive Corp.	42,634	2,570,404
RenaissanceRe Holdings Ltd.	246	33,466
XL Group Ltd.	5,806	322,756
		10,743,853

TOTAL FINANCIALS		33,188,265

HEALTH CARE - 12.6%
Biotechnology - 4.1%
AbbVie, Inc.	117,195	11,315,177
ACADIA Pharmaceuticals, Inc. (a)(b)	6,966	110,132
Agios Pharmaceuticals, Inc. (a)	3,333	279,672
Alexion Pharmaceuticals, Inc. (a)	12,715	1,495,665
Alkermes PLC (a)(b)	11,140	493,168
Alnylam Pharmaceuticals, Inc. (a)	5,597	529,084
Amgen, Inc.	15,287	2,667,276
Biogen, Inc. (a)	14,665	4,012,344
BioMarin Pharmaceutical, Inc. (a)	12,831	1,071,517
Celgene Corp. (a)	54,920	4,783,532
Exelixis, Inc. (a)	21,406	445,673
Gilead Sciences, Inc.	68,434	4,942,988
Incyte Corp. (a)	12,792	792,336
Intercept Pharmaceuticals, Inc. (a)(b)	1,332	90,589
Intrexon Corp. (a)(b)	3,695	67,175
Ionis Pharmaceuticals, Inc. (a)(b)	9,129	392,821
Neurocrine Biosciences, Inc. (a)	6,510	527,831
Opko Health, Inc. (a)(b)	2,342	7,120
Regeneron Pharmaceuticals, Inc. (a)	5,807	1,763,470
Seattle Genetics, Inc. (a)	7,628	390,477
TESARO, Inc. (a)(b)	2,637	134,250
Vertex Pharmaceuticals, Inc. (a)	18,515	2,835,757
		39,148,054
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	3,010	905,860
Align Technology, Inc. (a)	5,820	1,454,127
Baxter International, Inc.	3,393	235,814
Becton, Dickinson & Co.	19,404	4,499,205
Boston Scientific Corp. (a)	100,722	2,892,736
DexCom, Inc. (a)(b)	6,265	458,473
Edwards Lifesciences Corp. (a)	15,395	1,960,707
Hill-Rom Holdings, Inc.	4,474	384,003
Hologic, Inc. (a)	11,481	445,348
IDEXX Laboratories, Inc. (a)	6,330	1,231,122
Intuitive Surgical, Inc. (a)	8,171	3,601,613
Medtronic PLC	7,288	583,987
ResMed, Inc.	10,222	967,410
Stryker Corp.	25,025	4,239,736
Teleflex, Inc.	528	141,441
The Cooper Companies, Inc.	2,748	628,495
Varian Medical Systems, Inc. (a)	6,736	778,614
West Pharmaceutical Services, Inc.	5,364	473,158
		25,881,849
Health Care Providers & Services - 2.8%
Aetna, Inc.	7,524	1,347,172
AmerisourceBergen Corp.	11,706	1,060,329
Centene Corp. (a)	1,610	174,814
Cigna Corp.	15,238	2,618,193
Express Scripts Holding Co. (a)	2,853	215,972
HCA Holdings, Inc.	1,426	136,525
Henry Schein, Inc. (a)	11,469	871,644
Humana, Inc.	9,512	2,798,240
LifePoint Hospitals, Inc. (a)	390	18,681
McKesson Corp.	1,583	247,280
Patterson Companies, Inc.	503	11,710
Premier, Inc. (a)	1,015	33,485
UnitedHealth Group, Inc.	70,553	16,678,729
Wellcare Health Plans, Inc. (a)	3,011	617,737
		26,830,511
Health Care Technology - 0.2%
athenahealth, Inc. (a)	2,902	355,408
Cerner Corp. (a)	21,096	1,228,842
Veeva Systems, Inc. Class A (a)	8,059	565,178
		2,149,428
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	5,784	380,240
Bio-Techne Corp.	2,712	409,268
Bruker Corp.	2,651	78,284
Charles River Laboratories International, Inc. (a)	3,420	356,330
Illumina, Inc. (a)	10,724	2,583,733
Mettler-Toledo International, Inc. (a)	1,844	1,032,511
PerkinElmer, Inc.	1,472	107,986
QIAGEN NV (a)	5,399	176,601
Quintiles Transnational Holdings, Inc. (a)	7,638	731,415
Thermo Fisher Scientific, Inc.	13,246	2,786,296
Waters Corp. (a)	5,580	1,051,328
		9,693,992
Pharmaceuticals - 1.8%
Akorn, Inc. (a)	6,058	87,417
Bristol-Myers Squibb Co.	59,671	3,110,649
Eli Lilly & Co.	71,887	5,827,879
Johnson & Johnson	30,363	3,840,616
Merck & Co., Inc.	11,126	654,988
Zoetis, Inc. Class A	36,170	3,019,472
		16,541,021

TOTAL HEALTH CARE		120,244,855

INDUSTRIALS - 12.2%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	6,953	471,413
General Dynamics Corp.	7,668	1,543,645
Harris Corp.	2,275	355,856
HEICO Corp.	2,206	193,797
HEICO Corp. Class A	4,456	321,500
Hexcel Corp.	4,389	291,737
Huntington Ingalls Industries, Inc.	2,735	665,179
Lockheed Martin Corp.	16,356	5,247,659
Northrop Grumman Corp.	11,861	3,819,716
Raytheon Co.	7,921	1,623,330
Rockwell Collins, Inc.	11,949	1,583,720
The Boeing Co.	40,971	13,666,287
TransDigm Group, Inc.	3,564	1,142,511
		30,926,350
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	10,155	934,565
Expeditors International of Washington, Inc.	9,292	593,387
FedEx Corp.	18,207	4,500,770
United Parcel Service, Inc. Class B	50,748	5,759,898
XPO Logistics, Inc. (a)	6,451	626,779
		12,415,399
Airlines - 0.3%
Alaska Air Group, Inc.	7,347	477,041
American Airlines Group, Inc.	13,654	586,166
Copa Holdings SA Class A	142	16,638
Southwest Airlines Co.	40,499	2,139,562
		3,219,407
Building Products - 0.3%
A.O. Smith Corp.	10,467	642,150
Allegion PLC	7,106	548,441
Armstrong World Industries, Inc. (a)	3,283	183,848
Fortune Brands Home & Security, Inc.	10,429	570,362
Lennox International, Inc.	2,596	501,989
Masco Corp.	14,901	564,301
		3,011,091
Commercial Services & Supplies - 0.5%
Cintas Corp.	6,359	1,082,938
Clean Harbors, Inc. (a)	2,762	126,500
Copart, Inc. (a)	14,562	743,827
KAR Auction Services, Inc.	9,893	514,337
Rollins, Inc.	6,954	337,408
Waste Management, Inc.	26,340	2,141,179
		4,946,189
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	2,830	91,975
Electrical Equipment - 0.5%
Acuity Brands, Inc.	2,089	250,200
AMETEK, Inc.	2,740	191,252
Emerson Electric Co.	6,606	438,704
Fortive Corp.	20,345	1,430,457
Hubbell, Inc. Class B	2,546	264,428
Rockwell Automation, Inc.	9,464	1,557,112
Sensata Technologies, Inc. PLC (a)(b)	6,228	315,884
		4,448,037
Industrial Conglomerates - 1.7%
3M Co.	42,670	8,294,621
General Electric Co.	110,998	1,561,742
Honeywell International, Inc.	32,254	4,666,509
Roper Technologies, Inc.	6,980	1,844,046
		16,366,918
Machinery - 2.1%
Allison Transmission Holdings, Inc.	9,093	354,536
Caterpillar, Inc.	37,857	5,465,037
Cummins, Inc.	3,761	601,233
Deere & Co.	23,771	3,216,929
Donaldson Co., Inc.	9,096	402,589
Dover Corp.	1,188	110,128
Gardner Denver Holdings, Inc.	5,541	175,262
Gates Industrial Corp. PLC (a)	2,350	36,801
Graco, Inc.	12,192	536,326
IDEX Corp.	5,221	697,839
Illinois Tool Works, Inc.	22,409	3,182,526
Ingersoll-Rand PLC	9,211	772,711
Lincoln Electric Holdings, Inc.	4,293	355,761
Middleby Corp. (a)(b)	4,077	513,050
Nordson Corp.	4,205	540,763
Parker Hannifin Corp.	8,384	1,380,174
Snap-On, Inc.	533	77,418
Stanley Black & Decker, Inc.	1,176	166,510
Toro Co.	7,728	451,238
WABCO Holdings, Inc. (a)	3,704	477,779
Wabtec Corp.	2,061	183,037
Xylem, Inc.	6,818	497,032
		20,194,679
Professional Services - 0.6%
CoStar Group, Inc. (a)	2,593	950,749
Dun & Bradstreet Corp.	1,099	126,726
Equifax, Inc.	8,720	977,076
IHS Markit Ltd. (a)	16,019	787,013
Robert Half International, Inc.	8,885	539,764
TransUnion Holding Co., Inc. (a)	13,162	854,345
Verisk Analytics, Inc. (a)	11,096	1,181,169
		5,416,842
Road & Rail - 1.2%
CSX Corp.	56,313	3,344,429
J.B. Hunt Transport Services, Inc.	6,325	742,745
Landstar System, Inc.	3,044	309,423
Old Dominion Freight Lines, Inc.	2,793	373,871
Union Pacific Corp.	52,555	7,022,925
		11,793,393
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	367	15,300
Fastenal Co.	21,298	1,064,687
HD Supply Holdings, Inc. (a)	13,618	527,153
MSC Industrial Direct Co., Inc. Class A	1,543	133,377
United Rentals, Inc. (a)	6,197	929,550
Univar, Inc. (a)	8,362	230,457
W.W. Grainger, Inc.	3,498	984,162
Watsco, Inc.	2,215	370,835
		4,255,521

TOTAL INDUSTRIALS		117,085,801

INFORMATION TECHNOLOGY - 38.5%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	3,935	1,041,004
CommScope Holding Co., Inc. (a)	6,995	267,349
F5 Networks, Inc. (a)	4,539	740,266
Motorola Solutions, Inc.	1,117	122,680
Palo Alto Networks, Inc. (a)	6,521	1,255,358
		3,426,657
Electronic Equipment & Components - 0.7%
ADT, Inc.	4,617	41,137
Amphenol Corp. Class A	21,933	1,836,011
CDW Corp.	10,924	778,772
Cognex Corp.	12,231	565,684
Coherent, Inc. (a)	1,772	298,086
Corning, Inc.	3,656	98,785
Dell Technologies, Inc. (a)	14,621	1,049,349
FLIR Systems, Inc.	5,396	288,956
IPG Photonics Corp. (a)	2,663	567,299
National Instruments Corp.	6,098	249,347
Trimble, Inc. (a)	14,288	494,365
Universal Display Corp.	3,018	265,735
Zebra Technologies Corp. Class A (a)	3,843	518,152
		7,051,678
Internet Software & Services - 8.2%
Alphabet, Inc.:
Class A (a)	21,932	22,339,497
Class C (a)	22,221	22,606,090
Facebook, Inc. Class A (a)	174,017	29,930,924
GoDaddy, Inc. (a)	9,204	594,210
IAC/InterActiveCorp (a)	5,110	828,535
LogMeIn, Inc.	2,387	263,047
Match Group, Inc. (a)(b)	2,730	128,638
Pandora Media, Inc. (a)(b)	18,138	101,754
Twitter, Inc. (a)	3,178	96,325
VeriSign, Inc. (a)(b)	6,263	735,401
Zillow Group, Inc.:
Class A (a)	2,899	140,225
Class C (a)(b)	5,354	259,615
		78,024,261
IT Services - 7.9%
Accenture PLC Class A	45,630	6,899,256
Alliance Data Systems Corp.	3,550	720,828
Automatic Data Processing, Inc.	32,939	3,889,437
Booz Allen Hamilton Holding Corp. Class A	9,812	388,850
Broadridge Financial Solutions, Inc.	8,654	927,795
Cognizant Technology Solutions Corp. Class A	43,024	3,520,224
CoreLogic, Inc. (a)	3,457	171,122
DXC Technology Co.	20,841	2,147,873
Euronet Worldwide, Inc. (a)	3,665	286,273
Fidelity National Information Services, Inc.	13,770	1,307,737
First Data Corp. Class A (a)	34,794	629,771
Fiserv, Inc. (a)	30,622	2,169,875
FleetCor Technologies, Inc. (a)	6,528	1,353,124
Gartner, Inc. (a)	6,433	780,259
Genpact Ltd.	11,102	354,043
Global Payments, Inc.	11,155	1,261,073
IBM Corp.	42,809	6,205,593
Jack Henry & Associates, Inc.	5,730	684,620
MasterCard, Inc. Class A	68,199	12,157,836
Paychex, Inc.	23,588	1,428,725
PayPal Holdings, Inc. (a)	83,286	6,213,968
Sabre Corp.	12,673	261,571
Square, Inc. (a)(b)	17,930	848,806
The Western Union Co.	33,727	666,108
Total System Services, Inc.	13,305	1,118,418
Visa, Inc. Class A	133,865	16,984,791
WEX, Inc. (a)	2,270	367,558
Worldpay, Inc. (a)	21,024	1,707,569
		75,453,103
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)(b)	62,210	676,845
Analog Devices, Inc.	27,355	2,389,459
Applied Materials, Inc.	77,488	3,848,829
Broadcom, Inc.	29,731	6,820,886
Cavium, Inc. (a)	4,948	371,149
Cypress Semiconductor Corp.	2,225	32,441
KLA-Tencor Corp.	11,518	1,171,841
Lam Research Corp.	11,948	2,211,097
Maxim Integrated Products, Inc.	20,612	1,123,354
Microchip Technology, Inc. (b)	16,701	1,397,206
Micron Technology, Inc. (a)	60,697	2,790,848
Microsemi Corp. (a)	6,977	451,342
NVIDIA Corp.	42,624	9,586,138
NXP Semiconductors NV (a)	14,005	1,469,125
ON Semiconductor Corp. (a)	29,115	642,859
Qorvo, Inc. (a)	4,912	331,069
Skyworks Solutions, Inc.	13,369	1,159,894
Teradyne, Inc.	13,351	434,575
Texas Instruments, Inc.	72,617	7,365,542
Versum Materials, Inc.	610	21,460
Xilinx, Inc.	17,670	1,135,121
		45,431,080
Software - 10.0%
Activision Blizzard, Inc.	54,431	3,611,497
Adobe Systems, Inc. (a)	36,332	8,051,171
ANSYS, Inc. (a)	6,294	1,017,488
Atlassian Corp. PLC (a)	6,810	381,224
Autodesk, Inc. (a)	12,450	1,567,455
Black Knight, Inc. (a)	9,399	457,261
Cadence Design Systems, Inc. (a)	20,405	817,424
CDK Global, Inc.	9,172	598,381
Citrix Systems, Inc. (a)	11,052	1,137,361
Electronic Arts, Inc. (a)	22,075	2,604,409
Fortinet, Inc. (a)	10,668	590,580
Guidewire Software, Inc. (a)	2,209	186,926
Intuit, Inc.	17,890	3,305,893
Manhattan Associates, Inc. (a)	5,020	216,161
Microsoft Corp.	551,915	51,615,091
Oracle Corp.	17,338	791,826
Parametric Technology Corp. (a)	8,393	691,164
Red Hat, Inc. (a)	13,044	2,126,955
Salesforce.com, Inc. (a)	50,472	6,106,607
ServiceNow, Inc. (a)	12,472	2,072,098
Splunk, Inc. (a)	10,313	1,058,629
SS&C Technologies Holdings, Inc.	13,100	650,415
Symantec Corp.	45,483	1,263,973
Synopsys, Inc. (a)	865	73,966
Tableau Software, Inc. (a)	4,756	404,498
Take-Two Interactive Software, Inc. (a)	8,174	815,030
Tyler Technologies, Inc. (a)	2,558	559,997
Ultimate Software Group, Inc. (a)	2,085	500,233
VMware, Inc. Class A (a)	4,982	663,901
Workday, Inc. Class A (a)	9,983	1,246,278
		95,183,892
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	373,666	61,752,040
NCR Corp. (a)	8,848	272,253
NetApp, Inc.	16,764	1,116,147
Western Digital Corp.	3,114	245,352
		63,385,792

TOTAL INFORMATION TECHNOLOGY		367,956,463

MATERIALS - 3.5%
Chemicals - 2.6%
Albemarle Corp. U.S.	1,479	143,404
Axalta Coating Systems Ltd. (a)	15,741	486,397
Celanese Corp. Class A	5,925	643,870
DowDuPont, Inc.	81,953	5,182,708
Ecolab, Inc.	18,881	2,733,402
FMC Corp.	9,808	781,992
Huntsman Corp.	7,252	215,892
International Flavors & Fragrances, Inc.	5,828	823,263
LyondellBasell Industries NV Class A	10,405	1,100,121
Monsanto Co.	32,239	4,041,803
NewMarket Corp.	514	195,089
Platform Specialty Products Corp. (a)	7,254	73,048
PPG Industries, Inc.	17,460	1,848,665
Praxair, Inc.	18,462	2,815,824
RPM International, Inc.	8,790	424,557
Sherwin-Williams Co.	6,030	2,216,990
The Chemours Co. LLC	13,513	654,164
The Scotts Miracle-Gro Co. Class A	2,859	238,955
W.R. Grace & Co.	4,953	338,983
Westlake Chemical Corp.	1,268	135,638
		25,094,765
Construction Materials - 0.2%
Eagle Materials, Inc.	3,410	337,454
Martin Marietta Materials, Inc.	4,189	815,892
Vulcan Materials Co.	8,949	999,514
		2,152,860
Containers & Packaging - 0.6%
Aptargroup, Inc.	1,063	99,391
Ardagh Group SA	639	12,984
Avery Dennison Corp.	6,094	638,712
Ball Corp.	13,960	559,656
Berry Global Group, Inc. (a)	9,604	528,220
Crown Holdings, Inc. (a)	6,712	334,526
Graphic Packaging Holding Co.	15,937	227,899
International Paper Co.	27,587	1,422,386
Owens-Illinois, Inc. (a)	9,488	192,891
Packaging Corp. of America	6,832	790,394
Sealed Air Corp.	6,717	294,540
Silgan Holdings, Inc.	5,626	157,922
		5,259,521
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	19,568	297,629
Royal Gold, Inc.	1,733	153,890
Southern Copper Corp.	5,390	284,646
Steel Dynamics, Inc.	2,142	95,983
		832,148

TOTAL MATERIALS		33,339,294

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	31,063	4,235,751
Boston Properties, Inc.	1,708	207,368
CoreSite Realty Corp.	2,504	260,666
Crown Castle International Corp.	29,574	2,983,129
CubeSmart	9,040	266,138
CyrusOne, Inc.	5,780	309,750
Digital Realty Trust, Inc.	11,455	1,210,679
Douglas Emmett, Inc.	9,329	347,692
Equinix, Inc.	5,697	2,397,241
Equity Lifestyle Properties, Inc.	6,092	543,163
Extra Space Storage, Inc.	7,702	690,022
Federal Realty Investment Trust (SBI)	2,060	238,651
Gaming & Leisure Properties	4,582	157,025
Hudson Pacific Properties, Inc.	1,003	32,969
Iron Mountain, Inc.	17,922	608,273
Lamar Advertising Co. Class A	5,390	343,397
Outfront Media, Inc.	1,217	22,819
Public Storage	10,900	2,199,402
SBA Communications Corp. Class A (a)	8,528	1,366,441
Simon Property Group, Inc.	20,725	3,240,147
Tanger Factory Outlet Centers, Inc.	337	7,397
Taubman Centers, Inc.	2,125	118,958
		21,787,078
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	9,446	427,998
VICI Properties, Inc.	3,969	72,156
		500,154

TOTAL REAL ESTATE		22,287,232

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	152,890	7,545,122
Zayo Group Holdings, Inc. (a)	13,774	499,996
		8,045,118
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	13,638	825,235

TOTAL TELECOMMUNICATION SERVICES		8,870,353

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	4,421	137,051
TOTAL COMMON STOCKS
(Cost $818,712,979)		952,639,981
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.69% 6/28/18 (c)
(Cost $1,994,564)	2,000,000	1,994,554
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.74% (d)	555,305	$555,416
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	12,295,369	12,296,599
TOTAL MONEY MARKET FUNDS
(Cost $12,852,108)		12,852,015
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $833,559,651)		967,486,550
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,005,037)
NET ASSETS - 100%		$956,481,513

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	29	June 2018	$3,838,150	$48,230	$48,230

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $322,121.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,148
Fidelity Securities Lending Cash Central Fund	52,366
Total	$124,514

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$182,662,215	$182,662,215	$--	$--
Consumer Staples	58,305,399	58,305,399	--	--
Energy	8,563,053	8,563,053	--	--
Financials	33,188,265	33,188,265	--	--
Health Care	120,244,855	120,244,855	--	--
Industrials	117,085,801	117,085,801	--	--
Information Technology	367,956,463	367,956,463	--	--
Materials	33,339,294	33,339,294	--	--
Real Estate	22,287,232	22,287,232	--	--
Telecommunication Services	8,870,353	8,870,353	--	--
Utilities	137,051	137,051	--	--
U.S. Government and Government Agency Obligations	1,994,554	--	1,994,554	--
Money Market Funds	12,852,015	12,852,015	--	--
Total Investments in Securities:	$967,486,550	$965,491,996	$1,994,554	$--
Derivative Instruments:
Assets
Futures Contracts	$48,230	$48,230	$--	$--
Total Assets	$48,230	$48,230	$--	$--
Total Derivative Instruments:	$48,230	$48,230	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$48,230	$0
Total Equity Risk	48,230	0
Total Value of Derivatives	$48,230	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018
Assets
Investment in securities, at value (including securities loaned of $11,890,632) — See accompanying schedule: Unaffiliated issuers (cost $820,707,543)	$954,634,535
Fidelity Central Funds (cost $12,852,108)	12,852,015
Total Investment in Securities (cost $833,559,651)		$967,486,550
Receivable for fund shares sold		1,353,995
Dividends receivable		513,529
Interest receivable		1,730
Distributions receivable from Fidelity Central Funds		14,394
Other receivables		13
Total assets		969,370,211
Liabilities
Payable for fund shares redeemed	$527,780
Accrued management fee	27,381
Payable for daily variation margin on futures contracts	27,280
Other affiliated payables	10,407
Collateral on securities loaned	12,295,850
Total liabilities		12,888,698
Net Assets		$956,481,513
Net Assets consist of:
Paid in capital		$820,921,887
Undistributed net investment income		3,057,101
Accumulated undistributed net realized gain (loss) on investments		(1,472,604)
Net unrealized appreciation (depreciation) on investments		133,975,129
Net Assets		$956,481,513
Investor Class:
Net Asset Value, offering price and redemption price per share ($19,338,221 ÷ 1,420,231 shares)		$13.62
Premium Class:
Net Asset Value, offering price and redemption price per share ($607,023,058 ÷ 44,562,098 shares)		$13.62
Institutional Class:
Net Asset Value, offering price and redemption price per share ($188,896,367 ÷ 13,866,680 shares)		$13.62
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($141,223,867 ÷ 10,366,840 shares)		$13.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2018
Investment Income
Dividends		$9,481,003
Interest		9,672
Income from Fidelity Central Funds		124,514
Total income		9,615,189
Expenses
Management fee	$266,804
Transfer agent fees	99,014
Independent trustees' fees and expenses	2,529
Interest	1,943
Miscellaneous	1,894
Total expenses before reductions	372,184
Expense reductions	(401)	371,783
Net investment income (loss)		9,243,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	662,880
Fidelity Central Funds	1,000
Futures contracts	(209,451)
Total net realized gain (loss)		454,429
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	101,067,731
Fidelity Central Funds	(93)
Futures contracts	55,226
Total change in net unrealized appreciation (depreciation)		101,122,864
Net gain (loss)		101,577,293
Net increase (decrease) in net assets resulting from operations		$110,820,699

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2018	For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,243,406	$1,809,510
Net realized gain (loss)	454,429	(214,220)
Change in net unrealized appreciation (depreciation)	101,122,864	32,852,265
Net increase (decrease) in net assets resulting from operations	110,820,699	34,447,555
Distributions to shareholders from net investment income	(7,295,509)	(447,140)
Distributions to shareholders from net realized gain	(1,614,014)	–
Total distributions	(8,909,523)	(447,140)
Share transactions - net increase (decrease)	425,231,434	395,338,488
Total increase (decrease) in net assets	527,142,610	429,338,903
Net Assets
Beginning of period	429,338,903	–
End of period	$956,481,513	$429,338,903
Other Information
Undistributed net investment income end of period	$3,057,101	$1,361,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund Investor Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.12
Net realized and unrealized gain (loss)	2.01	1.50
Total from investment operations	2.16	1.62
Distributions from net investment income	(.11)	(.02)
Distributions from net realized gain	(.03)	–
Total distributions	(.14)	(.02)
Net asset value, end of period	$13.62	$11.60
Total ReturnC,D	18.72%	16.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.18%	.21%G
Expenses net of fee waivers, if any	.18%	.21%G
Expenses net of all reductions	.18%	.21%G
Net investment income (loss)	1.19%	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,338	$7,637
Portfolio turnover rateH	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Premium Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.14
Net realized and unrealized gain (loss)	2.01	1.49
Total from investment operations	2.18	1.63
Distributions from net investment income	(.13)	(.03)
Distributions from net realized gain	(.03)	–
Total distributions	(.16)	(.03)
Net asset value, end of period	$13.62	$11.60
Total ReturnC,D	18.87%	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.07%G
Expenses net of fee waivers, if any	.05%	.07%G
Expenses net of all reductions	.05%	.07%G
Net investment income (loss)	1.31%	1.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$607,023	$282,078
Portfolio turnover rateH	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.14
Net realized and unrealized gain (loss)	2.01	1.49
Total from investment operations	2.18	1.63
Distributions from net investment income	(.13)	(.03)
Distributions from net realized gain	(.03)	–
Total distributions	(.16)	(.03)
Net asset value, end of period	$13.62	$11.60
Total ReturnC,D	18.88%	16.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.06%G
Expenses net of fee waivers, if any	.04%	.06%G
Expenses net of all reductions	.04%	.06%G
Net investment income (loss)	1.32%	1.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$188,896	$138,867
Portfolio turnover rateH	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Premium Class

Years ended April 30,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.13
Net realized and unrealized gain (loss)	2.00	1.50
Total from investment operations	2.18	1.63
Distributions from net investment income	(.13)	(.03)
Distributions from net realized gain	(.03)	–
Total distributions	(.16)	(.03)
Net asset value, end of period	$13.62	$11.60
Total ReturnC,D	18.89%	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.05%G
Expenses net of all reductions	.04%	.05%G
Net investment income (loss)	1.33%	1.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$141,224	$758
Portfolio turnover rateH	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2018

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$156,382,648
Gross unrealized depreciation	(25,400,097)
Net unrealized appreciation (depreciation)	$130,982,551
Tax Cost	$836,503,999

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,271,874
Undistributed long-term capital gain	$305,201
Net unrealized appreciation (depreciation) on securities and other investments	$130,982,551

The tax character of distributions paid was as follows:

	April 30, 2018	April 30, 2017
Ordinary Income	$8,601,052	$ 447,140
Long-term Capital Gains	308,471	–
Total	$8,909,523	$ 447,140

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $596,100,939 and $167,950,490, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .04% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .21%, .07%, .06% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .16%, .02%, .01%, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$16,880.140
Premium Class	68,828.016
Institutional Class	13,306.006
	$99,014

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$43,041,000	1.63%	$1,943

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,894 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $52,366.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $401.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2018	Year ended April 30, 2017(a)
From net investment income
Investor Class	$98,074	$2,758
Premium Class	4,262,193	346,446
Institutional Class	2,792,760	95,931
Institutional Premium Class	142,482	2,005
Total	$7,295,509	$447,140
From net realized gain
Investor Class	$25,124	$–
Premium Class	952,216	–
Institutional Class	608,838	–
Institutional Premium Class	27,836	–
Total	$1,614,014	$–

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2018	Year ended April 30, 2017(a)	Year ended April 30, 2018	Year ended April 30, 2017(a)
Investor Class
Shares sold	2,296,238	1,337,804	$30,542,088	$14,225,721
Reinvestment of distributions	9,232	252	120,429	2,656
Shares redeemed	(1,543,744)	(679,551)	(20,381,301)	(7,275,852)
Net increase (decrease)	761,726	658,505	$10,281,216	$6,952,525
Premium Class
Shares sold	29,946,247	29,060,892	$392,194,600	$309,872,215
Reinvestment of distributions	377,217	31,840	4,917,551	335,594
Shares redeemed	(10,073,915)	(4,780,183)	(131,749,910)	(53,728,257)
Net increase (decrease)	20,249,549	24,312,549	$265,362,241	$256,479,552
Institutional Class
Shares sold	17,311,551	12,310,582	$217,992,451	$134,997,308
Reinvestment of distributions	166,359	741	2,176,037	7,807
Shares redeemed	(15,580,029)	(342,524)	(212,087,640)	(3,752,659)
Net increase (decrease)	1,897,881	11,968,799	$8,080,848	$131,252,456
Institutional Premium Class
Shares sold	12,640,802	65,258	$174,752,948	$653,600
Reinvestment of distributions	11,524	190	154,269	2,005
Shares redeemed	(2,350,788)	(146)	(33,400,088)	(1,650)
Net increase (decrease)	10,301,538	65,302	$141,507,129	$653,955

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Growth Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2018, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 236 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Investor Class	.17%
Actual		$1,000.00	$1,056.00	$.87
Hypothetical-C		$1,000.00	$1,023.95	$.85
Premium Class	.05%
Actual		$1,000.00	$1,055.90	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,056.00	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,056.00	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Growth Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Growth Index Fund
Investor Class	06/11/18	06/08/18	$0.03100	$0.02000
Premium Class	06/11/18	06/08/18	$0.03866	$0.02000
Institutional Class	06/11/18	06/08/18	$0.03929	$0.02000
Institutional Premium Class	06/11/18	06/08/18	$0.03961	$0.02000

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2018, $491,187, or, if subsequently determined to be different, the net capital gain of such year.

Investor Class designates 92% and 87%; Premium Class designates 76% and 80%; Institutional Class designates 74% and 79%; and Institutional Premium Class designates 74% and 79% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 97% and 90%; Premium Class designates 79% and 83%; Institutional Class designates 78% and 82%; and Institutional Premium Class designates 77% and 82%; of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

LC1-I-ANN-0618
1.9879605.101

Item 2.

Code of Ethics

As of the end of the period, April 30, 2018, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$44,000	$100	$5,000	$1,100
Fidelity Flex Small Cap Index Fund	$54,000	$100	$5,000	$1,300
Fidelity Large Cap Growth Index Fund	$46,000	$100	$5,000	$1,200
Fidelity Large Cap Value Index Fund	$46,000	$100	$5,000	$1,200
Fidelity Mid Cap Index Fund	$48,000	$100	$5,100	$1,300
Fidelity Small Cap Index Fund	$58,000	$100	$5,100	$1,600

April 30, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$34,000	$-	$4,900	$100
Fidelity Flex Small Cap Index Fund	$43,000	$-	$4,900	$100
Fidelity Large Cap Growth Index Fund	$39,000	$-	$4,900	$1,000
Fidelity Large Cap Value Index Fund	$39,000	$-	$4,900	$1,000
Fidelity Mid Cap Index Fund	$47,000	$100	$5,200	$1,400
Fidelity Small Cap Index Fund	$57,000	$100	$5,200	$1,600

A Amounts may reflect rounding.

B Fidelity Flex Mid Cap Index Fund and Fidelity Flex Small Cap Index Fund commenced operations on March 9, 2017 and Fidelity Large Cap Growth Index Fund and Fidelity Large Cap Value Index Fund commenced operations on June 7, 2016.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2018A	April 30, 2017A,B
Audit-Related Fees	$5,000	$-
Tax Fees	$5,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund and Fidelity Large Cap Value Index Fund’s commencement of operations.

 “Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2018A	April 30, 2017A,B
Deloitte Entities	$385,000	$485,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund and Fidelity Large Cap Value Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2018